UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2012. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	4,732,427	$43,214,638
ATM Large Cap Portfolio‡	13,841,767	159,570,110
ATM Mid Cap Portfolio‡	848,194	8,995,640
ATM Small Cap Portfolio‡	386,387	4,318,116
EQ/AllianceBernstein Small Cap Growth Portfolio‡	225,713	4,032,294
EQ/BlackRock Basic Value Equity Portfolio‡	1,750,633	25,686,300
EQ/Boston Advisors Equity Income Portfolio‡	3,735,813	21,590,000
EQ/Core Bond Index Portfolio‡	56,054,531	562,382,367
EQ/Davis New York Venture Portfolio‡	92,711	952,078
EQ/GAMCO Small Company Value Portfolio‡	182,370	7,523,707
EQ/Global Bond PLUS Portfolio‡	2,509,490	25,276,966
EQ/Global Multi-Sector Equity Portfolio‡	847,183	10,179,050
EQ/Intermediate Government Bond Index Portfolio‡	76,139,498	784,602,022
EQ/International Core PLUS Portfolio‡	750,760	6,398,908
EQ/International Equity Index Portfolio‡	465,232	3,717,697
EQ/International ETF Portfolio‡	621,055	3,992,492
EQ/International Value PLUS Portfolio‡	316,439	3,362,389
EQ/Large Cap Core PLUS Portfolio‡	2,192,959	16,268,626
EQ/Large Cap Growth Index Portfolio‡	1,701,666	17,263,081
EQ/Large Cap Growth PLUS Portfolio‡	2,304,806	43,289,522
EQ/Large Cap Value PLUS Portfolio‡	1,381,632	14,744,046
EQ/MFS International Growth Portfolio‡	1,705,478	10,898,145
EQ/PIMCO Ultra Short Bond Portfolio‡	29,949,344	298,127,322
Multimanager Core Bond Portfolio‡	5,275,183	55,437,599
Multimanager International Equity Portfolio‡	371,850	3,677,474
Multimanager Large Cap Core Equity Portfolio‡	1,966,973	21,008,992
Multimanager Large Cap Value Portfolio‡	1,856,343	18,984,493
Multimanager Mid Cap Growth Portfolio*‡	340,179	3,342,704
Multimanager Mid Cap Value Portfolio‡	407,887	3,951,414
Multimanager Multi-Sector Bond Portfolio‡	7,637,466	30,416,186
Multimanager Small Cap Growth Portfolio*‡	278,622	2,385,077

Total Investments (99.7%) (Cost $2,120,988,856)		2,215,589,455
Other Assets Less Liabilities (0.3%)		6,946,676

Net Assets (100%)		$2,222,536,131

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$41,059,958	$380,683	$2,401,994	$43,214,638	$—	$(1,546)
ATM Large Cap Portfolio	156,145,820	1,442,160	17,000,964	159,570,110	—	(337,985)
ATM Mid Cap Portfolio	14,935,574	140,890	7,841,958	8,995,640	—	(127,202)
ATM Small Cap Portfolio	7,699,746	53,074	4,135,784	4,318,116	—	29,843
EQ/AllianceBernstein Small Cap Growth Portfolio	3,658,639	31,844	145,667	4,032,294	—	13,709
EQ/BlackRock Basic Value Equity Portfolio	23,439,919	159,222	786,947	25,686,300	—	9,933
EQ/Boston Advisors Equity Income Portfolio	19,761,757	159,222	791,714	21,590,000	—	5,166
EQ/Core Bond Index Portfolio	673,599,483	11,528,250	126,871,723	562,382,367	—	(633,911)
EQ/Davis New York Venture Portfolio	857,552	—	—	952,078	—	—
EQ/GAMCO Small Company Value Portfolio	7,177,174	53,074	396,198	7,523,707	—	69,428
EQ/Global Bond PLUS Portfolio	79,326,022	3,222,187	55,290,927	25,276,966	—	2,244,564
EQ/Global Multi-Sector Equity Portfolio	9,495,734	106,148	530,896	10,179,050	—	357
EQ/Intermediate Government Bond Index Portfolio	413,431,994	386,032,748	10,582,679	784,602,022	—	5,040
EQ/International Core PLUS Portfolio	6,446,417	53,074	765,658	6,398,908	—	(32)
EQ/International Equity Index Portfolio	3,566,347	43,908	224,554	3,717,697	—	10
EQ/International ETF Portfolio	3,602,731	—	—	3,992,492	—	—
EQ/International Value PLUS Portfolio	3,200,719	43,908	224,534	3,362,389	—	31
EQ/Large Cap Core PLUS Portfolio	15,072,986	159,222	796,902	16,268,626	—	(22)
EQ/Large Cap Growth Index Portfolio	15,667,549	159,222	767,952	17,263,081	—	28,928
EQ/Large Cap Growth PLUS Portfolio	43,002,156	380,683	5,859,465	43,289,522	—	390,983
EQ/Large Cap Value PLUS Portfolio	18,317,724	168,387	5,750,313	14,744,046	—	(62,372)
EQ/MFS International Growth Portfolio	9,795,304	80,570	387,393	10,898,145	—	1,420
EQ/PIMCO Ultra Short Bond Portfolio	277,036,209	32,290,355	13,448,728	298,127,322	—	(3,152)
Multimanager Core Bond Portfolio	230,890,285	5,511,215	172,939,137	55,437,599	433,794	8,931,873
Multimanager International Equity Portfolio	3,498,336	53,074	265,693	3,677,474	—	(66)
Multimanager Large Cap Core Equity Portfolio	21,039,885	212,295	2,844,048	21,008,992	—	218,458
Multimanager Large Cap Value Portfolio	21,296,207	300,112	4,769,495	18,984,493	—	242,141
Multimanager Mid Cap Growth Portfolio	5,586,411	26,345	2,437,626	3,342,704	—	447,112
Multimanager Mid Cap Value Portfolio	3,656,417	26,729	130,754	3,951,414	—	134
Multimanager Multi-Sector Bond Portfolio	106,410,462	7,223,509	81,051,081	30,416,186	—	2,980,744
Multimanager Small Cap Growth Portfolio	2,778,332	21,229	682,897	2,385,077	—	73,354

	$2,241,453,849	$450,063,339	$520,123,681	$2,215,589,455	$433,794	$14,526,940

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,215,589,455	$—	$2,215,589,455

Total Assets	$—	$2,215,589,455	$—	$2,215,589,455

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,215,589,455	$—	$2,215,589,455

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$450,063,339
Net Proceeds of Sales and Redemptions:
Investment Companies	$534.650,621

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,157,635
Aggregate gross unrealized depreciation	(4,362,655)

Net unrealized appreciation	$93,794,980

Federal income tax cost of investments	$2,121,794,475

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	10,302,989	$94,082,792
ATM Large Cap Portfolio‡	20,561,092	237,031,562
ATM Mid Cap Portfolio‡	1,973,340	20,928,524
ATM Small Cap Portfolio‡	3,149,149	35,193,738
EQ/AllianceBernstein Small Cap Growth Portfolio‡	882,251	15,761,113
EQ/AXA Franklin Small Cap Value Core Portfolio‡	415,209	4,281,065
EQ/BlackRock Basic Value Equity Portfolio‡	2,534,508	37,187,770
EQ/Boston Advisors Equity Income Portfolio‡	6,173,589	35,678,383
EQ/Core Bond Index Portfolio‡	37,870,062	379,941,722
EQ/Davis New York Venture Portfolio‡	69,533	714,059
EQ/GAMCO Small Company Value Portfolio‡	427,277	17,627,420
EQ/Global Bond PLUS Portfolio‡	1,735,822	17,484,153
EQ/Global Multi-Sector Equity Portfolio‡	2,365,990	28,427,777
EQ/Intermediate Government Bond Index Portfolio‡	50,660,210	522,043,151
EQ/International Core PLUS Portfolio‡	1,438,635	12,261,826
EQ/International Equity Index Portfolio‡	911,410	7,283,139
EQ/International ETF Portfolio‡	1,731,080	11,128,359
EQ/International Value PLUS Portfolio‡	817,318	8,684,586
EQ/Large Cap Core PLUS Portfolio‡	3,159,204	23,436,789
EQ/Large Cap Growth Index Portfolio‡	2,598,395	26,360,232
EQ/Large Cap Growth PLUS Portfolio‡	3,087,227	57,985,174
EQ/Large Cap Value PLUS Portfolio‡	2,622,455	27,985,454
EQ/MFS International Growth Portfolio‡	4,972,056	31,771,859
EQ/Mid Cap Index Portfolio‡	388,422	3,596,131
EQ/PIMCO Ultra Short Bond Portfolio‡	20,140,501	200,486,314
EQ/Small Company Index Portfolio‡	306,954	3,122,252
Multimanager Core Bond Portfolio‡	3,827,195	40,220,503
Multimanager International Equity Portfolio‡	749,121	7,408,565
Multimanager Large Cap Core Equity Portfolio‡	2,198,014	23,476,710
Multimanager Large Cap Value Portfolio‡	2,759,925	28,225,269
Multimanager Mid Cap Growth Portfolio*‡	330,329	3,245,917
Multimanager Mid Cap Value Portfolio‡	1,064,946	10,316,698
Multimanager Multi-Sector Bond Portfolio‡	5,301,701	21,114,011
Multimanager Small Cap Growth Portfolio*‡	344,963	2,952,979
Multimanager Small Cap Value Portfolio‡	267,723	2,952,528

Total Investments (99.9%) (Cost $1,854,104,911)		2,000,398,524
Other Assets Less Liabilities (0.1%)		1,038,653

Net Assets (100%)		$2,001,437,177

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$87,863,927	$679,264	$3,472,883	$94,082,792	$—	$(876)
ATM Large Cap Portfolio	228,417,537	1,498,437	19,882,343	237,031,562	—	603,709
ATM Mid Cap Portfolio	24,129,897	229,629	6,324,068	20,928,524	—	(54,138)
ATM Small Cap Portfolio	39,109,087	297,555	8,516,670	35,193,738	—	461
EQ/AllianceBernstein Small Cap Growth Portfolio	14,121,083	105,946	409,074	15,761,113	—	9,363
EQ/AXA Franklin Small Cap Value Core Portfolio	5,674,817	67,926	1,570,888	4,281,065	—	426,313
EQ/BlackRock Basic Value Equity Portfolio	37,142,355	169,816	4,170,657	37,187,770	—	447,345
EQ/Boston Advisors Equity Income Portfolio	32,075,606	169,816	595,531	35,678,383	—	22,471
EQ/Core Bond Index Portfolio	395,896,731	13,854,415	31,924,676	379,941,722	—	(99,732)
EQ/Davis New York Venture Portfolio	643,164	—	—	714,059	—	—
EQ/GAMCO Small Company Value Portfolio	16,065,721	67,926	241,316	17,627,420	—	5,885
EQ/Global Bond PLUS Portfolio	54,969,584	2,140,203	38,603,229	17,484,153	—	1,190,934
EQ/Global Multi-Sector Equity Portfolio	25,816,512	169,816	622,344	28,427,777	—	(4,342)
EQ/Intermediate Government Bond Index Portfolio	293,203,112	238,026,586	6,333,929	522,043,151	—	(21,459)
EQ/International Core PLUS Portfolio	11,312,040	97,833	325,415	12,261,826	—	(2,250)
EQ/International Equity Index Portfolio	6,777,071	63,869	199,556	7,283,139	—	9
EQ/International ETF Portfolio	10,207,178	67,926	247,235	11,128,359	—	(35)
EQ/International Value PLUS Portfolio	7,996,243	93,776	275,698	8,684,586	—	(168)
EQ/Large Cap Core PLUS Portfolio	22,077,411	135,853	1,467,476	23,436,789	—	26,926
EQ/Large Cap Growth Index Portfolio	23,457,016	173,873	614,465	26,360,232	—	51,172
EQ/Large Cap Growth PLUS Portfolio	56,744,926	441,521	6,909,362	57,985,174	—	497,442
EQ/Large Cap Value PLUS Portfolio	28,831,300	207,836	3,840,420	27,985,454	—	448,818
EQ/MFS International Growth Portfolio	28,211,152	152,080	693,223	31,771,859	—	(8,278)
EQ/Mid Cap Index Portfolio	3,170,525	—	—	3,596,131	—	—
EQ/PIMCO Ultra Short Bond Portfolio	191,964,618	11,962,584	4,991,957	200,486,314	—	(307)
EQ/Small Company Index Portfolio	3,719,727	—	897,734	3,122,252	—	102,266
Multimanager Core Bond Portfolio	124,367,914	1,694,809	81,854,344	40,220,503	316,570	4,525,146
Multimanager International Equity Portfolio	7,672,571	63,869	1,208,148	7,408,565	—	(8,583)
Multimanager Large Cap Core Equity Portfolio	21,931,376	143,967	1,576,589	23,476,710	—	13,084
Multimanager Large Cap Value Portfolio	29,804,089	203,779	5,107,579	28,225,269	—	134,023
Multimanager Mid Cap Growth Portfolio	4,290,851	17,944	1,342,028	3,245,917	—	203,551
Multimanager Mid Cap Value Portfolio	9,350,173	16,019	79,657	10,316,698	—	(1,635)
Multimanager Multi-Sector Bond Portfolio	82,268,648	5,003,135	68,922,213	21,114,011	—	(2,196,842)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$5,369,072	$63,869	$2,865,826	$2,952,979	$—	$133,739
Multimanager Small Cap Value Portfolio	3,640,607	33,963	1,138,043	2,952,528	—	(14,443)

	$1,938,293,641	$278,115,840	$307,224,576	$2,000,398,524	$316,570	$6,429,569

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,000,398,524	$—	$2,000,398,524

Total Assets	$—	$2,000,398,524	$—	$2,000,398,524

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,000,398,524	$—	$2,000,398,524

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$278,115,840
Net Proceeds of Sales and Redemptions:
Investment Companies	$313,654,145

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,138,398
Aggregate gross unrealized depreciation	(20,686,424)

Net unrealized appreciation	$145,451,974

Federal income tax cost of investments	$1,854,946,550

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	81,606,665	$745,199,589
ATM Large Cap Portfolio‡	119,865,960	1,381,833,985
ATM Mid Cap Portfolio‡	11,816,175	125,318,031
ATM Small Cap Portfolio‡	25,416,249	284,042,732
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	8,996,815	160,725,038
EQ/AXA Franklin Small Cap Value Core Portfolio‡	5,119,516	52,785,370
EQ/BlackRock Basic Value Equity Portfolio‡	13,299,410	195,136,667
EQ/Boston Advisors Equity Income Portfolio‡	31,186,908	180,235,278
EQ/Core Bond Index Portfolio‡	164,741,709	1,652,816,112
EQ/Davis New York Venture Portfolio‡	533,086	5,474,450
EQ/GAMCO Small Company Value Portfolio‡	3,203,344	132,154,634
EQ/Global Bond PLUS Portfolio‡	6,843,671	68,933,228
EQ/Global Multi-Sector Equity Portfolio‡	15,833,516	190,242,384
EQ/Intermediate Government Bond Index Portfolio‡	224,143,504	2,309,753,163
EQ/International Core PLUS Portfolio‡	12,520,560	106,715,688
EQ/International Equity Index Portfolio‡	7,285,266	58,217,047
EQ/International ETF Portfolio‡	12,115,661	77,886,279
EQ/International Value PLUS Portfolio‡	6,557,399	69,677,013
EQ/Large Cap Core PLUS Portfolio‡	17,954,235	133,194,817
EQ/Large Cap Growth Index Portfolio‡	13,761,691	139,609,785
EQ/Large Cap Growth PLUS Portfolio‡	19,632,225	368,738,056
EQ/Large Cap Value PLUS Portfolio‡	17,603,300	187,853,121
EQ/MFS International Growth Portfolio‡	36,384,900	232,502,570
EQ/Mid Cap Index Portfolio‡	1,185,685	10,977,441
EQ/PIMCO Ultra Short Bond Portfolio‡	87,587,537	871,880,145
EQ/Small Company Index Portfolio‡	1,855,684	18,875,489
Multimanager Core Bond Portfolio‡	19,433,424	204,228,429
Multimanager International Equity Portfolio‡	10,706,271	105,881,558
Multimanager Large Cap Core Equity Portfolio‡	11,103,432	118,594,352
Multimanager Large Cap Value Portfolio‡	17,670,191	180,709,965
Multimanager Mid Cap Growth Portfolio*‡	1,397,415	13,731,434
Multimanager Mid Cap Value Portfolio‡	4,469,389	43,297,326
Multimanager Multi-Sector Bond Portfolio‡	18,640,714	74,236,592
Multimanager Small Cap Growth Portfolio*‡	5,498,668	47,070,103
Multimanager Small Cap Value Portfolio‡	1,646,978	18,163,340

Total Investments (100.0%) (Cost $9,735,739,912)		10,566,691,211
Other Assets Less Liabilities (0.0%)		3,139,757

Net Assets (100%)		$10,569,830,968

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$694,494,803	$1,579,293	$22,239,024	$745,199,589	$—	$(56,270)
ATM Large Cap Portfolio	1,315,012,777	2,664,165	89,721,505	1,381,833,985	—	5,220,625
ATM Mid Cap Portfolio	130,431,000	378,053	21,609,309	125,318,031	—	(273,355)
ATM Small Cap Portfolio	302,830,571	756,105	53,646,984	284,042,732	—	24,924
EQ/AllianceBernstein Small Cap Growth Portfolio	142,863,753	274,396	2,123,293	160,725,038	—	46,990
EQ/AXA Franklin Small Cap Value Core Portfolio	60,890,442	163,112	14,882,157	52,785,370	—	(130,598)
EQ/BlackRock Basic Value Equity Portfolio	175,301,178	274,396	2,130,636	195,136,667	—	39,646
EQ/Boston Advisors Equity Income Portfolio	166,137,937	271,854	6,556,562	180,235,278	—	529,369
EQ/Core Bond Index Portfolio	1,605,488,580	86,736,325	47,706,960	1,652,816,112	—	(27,206)
EQ/Davis New York Venture Portfolio	4,930,923	—	—	5,474,450	—	—
EQ/GAMCO Small Company Value Portfolio	120,554,741	217,483	1,641,408	132,154,634	—	27,337
EQ/Global Bond PLUS Portfolio	233,097,710	888,711	161,726,881	68,933,228	—	4,020,378
EQ/Global Multi-Sector Equity Portfolio	172,364,071	380,595	2,947,038	190,242,384	—	(26,733)
EQ/Intermediate Government Bond Index Portfolio	1,335,021,713	999,793,145	12,438,978	2,309,753,163	—	(23,591)
EQ/International Core PLUS Portfolio	97,908,419	214,941	1,599,517	106,715,688	—	(15,122)
EQ/International Equity Index Portfolio	54,100,240	160,570	1,173,809	58,217,047	—	(6,601)
EQ/International ETF Portfolio	71,293,534	163,112	1,251,096	77,886,279	—	463
EQ/International Value PLUS Portfolio	63,730,720	160,570	1,125,820	69,677,013	—	41,389
EQ/Large Cap Core PLUS Portfolio	120,166,428	271,854	2,069,401	133,194,817	—	16,531
EQ/Large Cap Growth Index Portfolio	123,949,855	328,766	2,385,901	139,609,785	—	201,567
EQ/Large Cap Growth PLUS Portfolio	350,113,258	709,361	30,966,166	368,738,056	—	1,941,607
EQ/Large Cap Value PLUS Portfolio	201,439,159	434,966	26,843,070	187,853,121	—	9,494,420
EQ/MFS International Growth Portfolio	205,569,782	390,764	3,243,272	232,502,570	—	14,434
EQ/Mid Cap Index Portfolio	9,678,250	—	—	10,977,441	—	—
EQ/PIMCO Ultra Short Bond Portfolio	858,496,034	21,742,405	15,234,318	871,880,145	—	(5)
EQ/Small Company Index Portfolio	21,509,417	—	4,392,525	18,875,489	—	607,475
Multimanager Core Bond Portfolio	495,015,451	3,348,360	286,615,254	204,228,429	1,464,740	9,737,287
Multimanager International Equity Portfolio	107,127,492	160,570	12,081,394	105,881,558	—	1,585,815
Multimanager Large Cap Core Equity Portfolio	114,909,701	276,938	12,243,375	118,594,352	—	11,257
Multimanager Large Cap Value Portfolio	176,501,678	380,595	17,642,207	180,709,965	—	(721,902)
Multimanager Mid Cap Growth Portfolio	19,309,825	31,097	7,632,391	13,731,434	—	67,310
Multimanager Mid Cap Value Portfolio	43,718,303	23,274	4,877,334	43,297,326	—	340,151
Multimanager Multi-Sector Bond Portfolio	398,661,029	1,614,309	383,106,558	74,236,592	—	(54,459,598)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$62,738,670	$160,570	$21,817,112	$47,070,103	$—	$1,100,097
Multimanager Small Cap Value Portfolio	28,764,825	54,371	13,886,033	18,163,340	—	(218,846)

	$10,084,122,269	$1,125,005,026	$1,289,557,288	$10,566,691,211	$1,464,740	$(20,890,755)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,566,691,211	$—	$10,566,691,211

Total Assets	$—	$10,566,691,211	$—	$10,566,691,211

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,566,691,211	$—	$10,566,691,211

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$1,125,005,026
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,268,655,780

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$980,308,574
Aggregate gross unrealized depreciation	(150,976,502)

Net unrealized appreciation	$829,332,072

Federal income tax cost of investments	$9,737,359,139

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	118,086,354	$1,078,317,592
ATM Large Cap Portfolio‡	185,268,117	2,135,800,531
ATM Mid Cap Portfolio‡	21,154,158	224,353,260
ATM Small Cap Portfolio‡	48,619,964	543,358,998
EQ/AllianceBernstein Small Cap Growth Portfolio‡	17,373,492	310,371,507
EQ/AXA Franklin Small Cap Value Core Portfolio‡	9,508,168	98,035,087
EQ/BlackRock Basic Value Equity Portfolio‡	17,629,822	258,674,985
EQ/Boston Advisors Equity Income Portfolio‡	39,106,790	226,005,837
EQ/Core Bond Index Portfolio‡	108,840,551	1,091,972,507
EQ/Davis New York Venture Portfolio‡	463,553	4,760,391
EQ/GAMCO Small Company Value Portfolio‡	3,245,090	133,876,859
EQ/Global Multi-Sector Equity Portfolio‡	19,260,838	231,422,242
EQ/Intermediate Government Bond Index Portfolio‡	151,072,258	1,556,768,853
EQ/International Core PLUS Portfolio‡	17,849,047	152,131,640
EQ/International Equity Index Portfolio‡	15,317,922	122,406,537
EQ/International ETF Portfolio‡	18,685,496	120,120,877
EQ/International Value PLUS Portfolio‡	11,696,776	124,286,535
EQ/Large Cap Core PLUS Portfolio‡	24,305,234	180,310,170
EQ/Large Cap Growth Index Portfolio‡	25,309,224	256,757,342
EQ/Large Cap Growth PLUS Portfolio‡	26,865,237	504,590,556
EQ/Large Cap Value PLUS Portfolio‡	33,374,626	356,156,384
EQ/MFS International Growth Portfolio‡	47,898,209	306,073,582
EQ/Mid Cap Index Portfolio‡	1,181,981	10,943,142
EQ/PIMCO Ultra Short Bond Portfolio‡	58,391,330	581,249,828
EQ/Small Company Index Portfolio‡	1,853,786	18,856,183
Multimanager Core Bond Portfolio‡	10,344,515	108,711,878
Multimanager International Equity Portfolio‡	15,885,496	157,102,418
Multimanager Large Cap Core Equity Portfolio‡	24,503,191	261,715,488
Multimanager Large Cap Value Portfolio‡	29,653,739	303,263,623
Multimanager Mid Cap Growth Portfolio*‡	1,111,425	10,921,204
Multimanager Mid Cap Value Portfolio‡	1,275,828	12,359,622
Multimanager Multi-Sector Bond Portfolio‡	14,084,523	56,091,576
Multimanager Small Cap Growth Portfolio*‡	17,691,537	151,444,410
Multimanager Small Cap Value Portfolio‡	6,425,758	70,865,067

Total Investments (100.0%) (Cost $10,383,043,434)		11,760,076,711
Other Assets Less Liabilities (0.0%)		1,337,471

Net Assets (100%)		$11,761,414,182

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$996,986,921	$839,809	$21,802,524	$1,078,317,592	$—	$(18,979)
ATM Large Cap Portfolio	1,955,002,146	1,485,816	56,270,575	2,135,800,531	—	4,418,865
ATM Mid Cap Portfolio	268,105,981	150,735	77,372,381	224,353,260	—	(261,157)
ATM Small Cap Portfolio	524,293,480	430,671	44,510,978	543,358,998	—	10,749
EQ/AllianceBernstein Small Cap Growth Portfolio	277,084,431	193,802	5,109,697	310,371,507	—	66,596
EQ/AXA Franklin Small Cap Value Core Portfolio	89,664,579	86,134	2,193,065	98,035,087	—	41,145
EQ/BlackRock Basic Value Equity Portfolio	233,660,532	150,735	3,993,472	258,674,985	—	65,717
EQ/Boston Advisors Equity Income Portfolio	208,192,805	129,202	7,691,923	226,005,837	—	808,713
EQ/Core Bond Index Portfolio	1,337,534,730	36,033,611	291,366,334	1,091,972,507	—	(2,849,031)
EQ/Davis New York Venture Portfolio	4,287,759	—	—	4,760,391	—	—
EQ/GAMCO Small Company Value Portfolio	124,245,458	150,735	3,832,419	133,876,859	—	77,448
EQ/Global Multi-Sector Equity Portfolio	210,784,383	172,269	4,496,927	231,422,242	—	(28,508)
EQ/Intermediate Government Bond Index Portfolio	727,506,618	850,229,336	12,189,185	1,556,768,853	—	(33,522)
EQ/International Core PLUS Portfolio	140,112,641	107,668	2,645,075	152,131,640	—	(1,635)
EQ/International Equity Index Portfolio	113,771,575	86,134	2,110,455	122,406,537	—	123,755
EQ/International ETF Portfolio	110,385,398	86,134	2,232,834	120,120,877	—	1,376
EQ/International Value PLUS Portfolio	113,863,798	86,134	2,113,993	124,286,535	—	(29,105)
EQ/Large Cap Core PLUS Portfolio	163,379,128	129,201	3,316,328	180,310,170	—	34,987
EQ/Large Cap Growth Index Portfolio	228,709,209	193,802	3,899,564	256,757,342	—	1,276,729
EQ/Large Cap Growth PLUS Portfolio	448,359,304	430,671	10,058,414	504,590,556	—	1,112,635
EQ/Large Cap Value PLUS Portfolio	339,928,855	258,403	17,782,209	356,156,384	—	5,420,420
EQ/MFS International Growth Portfolio	272,607,109	215,336	5,923,860	306,073,582	—	258,950
EQ/Mid Cap Index Portfolio	9,648,011	—	—	10,943,142	—	—
EQ/PIMCO Ultra Short Bond Portfolio	552,751,279	35,430,671	11,372,202	581,249,828	—	(1,153)
EQ/Small Company Index Portfolio	16,814,472	—	—	18,856,183	—	—
Multimanager Core Bond Portfolio	430,294,528	9,488,362	322,683,318	108,711,878	863,889	10,161,669
Multimanager International Equity Portfolio	142,919,990	86,134	2,281,003	157,102,418	—	(46,794)
Multimanager Large Cap Core Equity Portfolio	243,318,850	193,802	15,034,601	261,715,488	—	(7,629)
Multimanager Large Cap Value Portfolio	295,071,038	193,802	27,826,745	303,263,623	—	(1,299,773)
Multimanager Mid Cap Growth Portfolio	16,927,863	12,920	7,065,278	10,921,204	—	680,261
Multimanager Mid Cap Value Portfolio	11,279,312	8,614	166,449	12,359,622	—	(2,757)
Multimanager Multi-Sector Bond Portfolio	135,515,802	8,215,336	87,108,439	56,091,576	—	1,766,515
Multimanager Small Cap Growth Portfolio	161,096,383	129,202	28,137,381	151,444,410	—	3,064,612

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$111,321,790	$86,134	$66,718,983	$70,865,067	$—	$(14,682,737)

	$11,015,426,158	$945,491,315	$1,149,306,611	$11,760,076,711	$863,889	$10,128,362

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,760,076,711	$—	$11,760,076,711

Total Assets	$—	$11,760,076,711	$—	$11,760,076,711

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,760,076,711	$—	$11,760,076,711

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$945,491,315
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,159,434,973

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,538,551,399
Aggregate gross unrealized depreciation	(162,285,344)

Net unrealized appreciation	$1,376,266,055

Federal income tax cost of investments	$10,383,810,656

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	38,850,886	$354,770,831
ATM Large Cap Portfolio‡	70,824,618	816,477,541
ATM Mid Cap Portfolio‡	6,513,414	69,078,888
ATM Small Cap Portfolio‡	17,333,633	193,714,369
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,476,871	97,842,436
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,973,375	40,967,950
EQ/BlackRock Basic Value Equity Portfolio‡	5,089,742	74,679,648
EQ/Boston Advisors Equity Income Portfolio‡	9,198,543	53,160,190
EQ/Core Bond Index Portfolio‡	9,707,602	97,394,162
EQ/GAMCO Small Company Value Portfolio‡	2,114,700	87,242,394
EQ/Global Multi-Sector Equity Portfolio‡	6,133,137	73,690,683
EQ/Intermediate Government Bond Index Portfolio‡	13,200,747	136,031,014
EQ/International Core PLUS Portfolio‡	6,012,893	51,249,308
EQ/International Equity Index Portfolio‡	6,503,460	51,969,583
EQ/International ETF Portfolio‡	5,459,512	35,096,810
EQ/International Value PLUS Portfolio‡	6,850,066	72,786,807
EQ/Large Cap Core PLUS Portfolio‡	9,435,858	70,000,608
EQ/Large Cap Growth Index Portfolio‡	11,829,222	120,005,239
EQ/Large Cap Growth PLUS Portfolio‡	9,112,300	171,149,823
EQ/Large Cap Value PLUS Portfolio‡	17,982,651	191,901,358
EQ/MFS International Growth Portfolio‡	25,000,024	159,752,259
EQ/Mid Cap Index Portfolio‡	590,191	5,464,168
EQ/PIMCO Ultra Short Bond Portfolio‡	5,222,195	51,983,742
EQ/Small Company Index Portfolio‡	583,086	5,930,983
Multimanager Core Bond Portfolio‡	1,037,824	10,906,633
Multimanager International Equity Portfolio‡	3,763,083	37,215,670
Multimanager Large Cap Core Equity Portfolio‡	9,775,537	104,411,279
Multimanager Large Cap Value Portfolio‡	15,744,316	161,014,380
Multimanager Mid Cap Growth Portfolio*‡	656,627	6,452,223
Multimanager Mid Cap Value Portfolio‡	586,904	5,685,650
Multimanager Multi-Sector Bond Portfolio‡	1,691,549	6,736,589
Multimanager Small Cap Growth Portfolio*‡	7,314,415	62,613,396
Multimanager Small Cap Value Portfolio‡	539,029	5,944,558

Total Investments (99.8%) (Cost $2,931,575,264)		3,483,321,172
Other Assets Less Liabilities (0.2%)		5,603,317

Net Assets (100%)		$3,488,924,489

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$328,327,692	$2,834,691	$10,008,217	$354,770,831	$—	$756
ATM Large Cap Portfolio	740,962,246	5,413,653	20,774,912	816,477,541	—	171,900
ATM Mid Cap Portfolio	99,548,247	393,460	42,845,513	69,078,888	—	64,271
ATM Small Cap Portfolio	192,775,299	1,488,726	24,284,362	193,714,369	—	(434,285)
EQ/AllianceBernstein Small Cap Growth Portfolio	87,422,409	639,131	2,088,671	97,842,436	—	187,186
EQ/AXA Franklin Small Cap Value Core Portfolio	39,034,978	345,873	2,921,916	40,967,950	—	40,808
EQ/BlackRock Basic Value Equity Portfolio	67,705,276	528,869	1,762,091	74,679,648	—	162,055
EQ/Boston Advisors Equity Income Portfolio	48,110,900	360,961	1,259,696	53,160,190	—	110,618
EQ/Core Bond Index Portfolio	133,628,309	4,349,595	41,285,915	97,394,162	—	(11,695)
EQ/GAMCO Small Company Value Portfolio	79,910,326	518,810	1,668,600	87,242,394	—	150,486
EQ/Global Multi-Sector Equity Portfolio	63,229,246	4,461,164	1,618,586	73,690,683	—	(1,621)
EQ/Intermediate Government Bond Index Portfolio	51,025,458	87,123,348	1,345,405	136,031,014	—	(3,622)
EQ/International Core PLUS Portfolio	35,865,538	12,740,844	1,160,597	51,249,308	—	(403)
EQ/International Equity Index Portfolio	48,317,982	393,460	1,366,955	51,969,583	—	(57,170)
EQ/International ETF Portfolio	32,210,099	230,582	810,179	35,096,810	—	(1,696)
EQ/International Value PLUS Portfolio	66,415,246	388,431	1,260,899	72,786,807	—	(3,645)
EQ/Large Cap Core PLUS Portfolio	63,341,261	461,164	1,600,230	70,000,608	—	16,736
EQ/Large Cap Growth Index Portfolio	106,359,874	691,747	2,167,274	120,005,239	—	258,174
EQ/Large Cap Growth PLUS Portfolio	152,150,759	1,493,755	4,512,955	171,149,823	—	689,652
EQ/Large Cap Value PLUS Portfolio	175,976,873	1,032,591	4,912,522	191,901,358	—	673,120
EQ/MFS International Growth Portfolio	112,145,717	33,337,214	3,133,999	159,752,259	—	10,870
EQ/Mid Cap Index Portfolio	4,817,479	—	—	5,464,168	—	—
EQ/PIMCO Ultra Short Bond Portfolio	52,930,662	1,345,873	2,713,713	51,983,742	—	(989)
EQ/Small Company Index Portfolio	5,288,788	—	—	5,930,983	—	—
Multimanager Core Bond Portfolio	38,716,759	2,555,156	29,409,350	10,906,633	76,581	1,109,495
Multimanager International Equity Portfolio	34,057,885	288,228	1,006,422	37,215,670	—	4,182
Multimanager Large Cap Core Equity Portfolio	93,319,750	686,717	2,374,476	104,411,279	—	(1,558)
Multimanager Large Cap Value Portfolio	145,451,430	691,747	2,425,747	161,014,380	—	(300)
Multimanager Mid Cap Growth Portfolio	5,659,251	31,570	87,045	6,452,223	—	2,710
Multimanager Mid Cap Value Portfolio	5,158,733	21,047	59,683	5,685,650	—	153
Multimanager Multi-Sector Bond Portfolio	11,430,071	2,662,878	7,275,536	6,736,589	—	185,766
Multimanager Small Cap Growth Portfolio	58,295,987	398,490	3,951,070	62,613,396	—	161,245
Multimanager Small Cap Value Portfolio	5,327,599	5,029	48,778	5,944,558	—	3,753

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
	$3,184,918,129	$167,914,804	$222,141,314	$3,483,321,172	$76,581	$3,486,952

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Assets:
Investment Companies
Investment Companies	$—	$3,483,321,172	$—	$3,483,321,172

Total Assets	$—	$3,483,321,172	$—	$3,483,321,172

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,483,321,172	$—	$3,483,321,172

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$167,914,804
Net Proceeds of Sales and Redemptions:
Investment Companies	$225,628,266

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$600,496,966
Aggregate gross unrealized depreciation	(49,642,067)

Net unrealized appreciation	$550,854,899

Federal income tax cost of investments	$2,932,466,273

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.7%)
Auto Components (0.1%)
Amerigon, Inc.*	1,800	$29,124
BorgWarner, Inc.*	9,273	782,085
Dana Holding Corp.	9,800	151,900
Drew Industries, Inc.*	1,400	38,234
Gentex Corp.	11,900	291,550
Goodyear Tire & Rubber Co.*	20,593	231,053
Johnson Controls, Inc.	12,241	397,588
Tenneco, Inc.*	4,300	159,745

		2,081,279

Automobiles (0.5%)
Ford Motor Co.	266,334	3,326,512
Harley-Davidson, Inc.	19,400	952,152
Tesla Motors, Inc.*	101,069	3,763,809

		8,042,473

Distributors (0.0%)
Genuine Parts Co.	3,100	194,525
LKQ Corp.*	12,018	374,601
Pool Corp.	3,200	119,744

		688,870

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	1,643	62,434
Apollo Group, Inc., Class A*	31,381	1,212,562
Bridgepoint Education, Inc.*	1,425	35,269
DeVry, Inc.	5,346	181,069
Grand Canyon Education, Inc.*	2,000	35,520
H&R Block, Inc.	12,800	210,816
Hillenbrand, Inc.	3,408	78,214
ITT Educational Services, Inc.*	3,000	198,420
K12, Inc.*	2,197	51,915
Sotheby's, Inc.	6,600	259,644
Steiner Leisure Ltd.*	800	39,064
Universal Technical Institute, Inc.	1,961	25,865
Weight Watchers International, Inc.	1,968	151,910

		2,542,702

Hotels, Restaurants & Leisure (4.1%)
AFC Enterprises, Inc.*	1,100	18,656
Ambassadors Group, Inc.	1,500	8,025
Ameristar Casinos, Inc.	2,398	44,675
Brinker International, Inc.	2,400	66,120
Buffalo Wild Wings, Inc.*	64,100	5,813,229
Carnival Corp.	46,000	1,475,680
CEC Entertainment, Inc.	2,094	79,384
Chipotle Mexican Grill, Inc.*	13,679	5,717,822
Choice Hotels International, Inc.	200	7,468
Cracker Barrel Old Country Store, Inc.	2,100	117,180
Ctrip.com International Ltd. (ADR)*	132,406	2,865,266
Darden Restaurants, Inc.	12,000	613,920
Denny's Corp.*	7,700	31,108
DineEquity, Inc.*	2,200	109,120
Einstein Noah Restaurant Group, Inc.	200	2,984
International Game Technology	10,953	183,901
Interval Leisure Group, Inc.	3,592	62,501
Krispy Kreme Doughnuts, Inc.*	4,600	33,580
Las Vegas Sands Corp.	104,513	6,016,813
Life Time Fitness, Inc.*	296	14,969
Marriott International, Inc., Class A	22,446	849,581
Marriott Vacations Worldwide Corp.*	2,244	63,976
McDonald's Corp.	116,301	11,409,128
Morgans Hotel Group Co.*	1,800	8,910
Panera Bread Co., Class A*	2,200	354,024
Papa John's International, Inc.*	1,400	52,724
Peet's Coffee & Tea, Inc.*	1,100	81,070
Pinnacle Entertainment, Inc.*	3,134	36,072
Royal Caribbean Cruises Ltd.	5,400	158,922
Ruth's Hospitality Group, Inc.*	900	6,831
Scientific Games Corp., Class A*	7,600	88,616
Shuffle Master, Inc.*	7,000	123,200
Sonic Corp.*	6,900	52,992
Starbucks Corp.	310,123	17,332,775
Starwood Hotels & Resorts Worldwide, Inc.	41,400	2,335,374
Texas Roadhouse, Inc.	6,300	104,832
Wynn Resorts Ltd.	52,972	6,615,143
Yum! Brands, Inc.	33,096	2,355,773

		65,312,344

Household Durables (0.1%)
Harman International Industries, Inc.	800	37,448
iRobot Corp.*	1,500	40,890
Leggett & Platt, Inc.	7,830	180,168
Tempur-Pedic International, Inc.*	6,368	537,650
Tupperware Brands Corp.	5,400	342,900
Universal Electronics, Inc.*	1,100	21,978

		1,161,034

Internet & Catalog Retail (2.8%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	6,363
Amazon.com, Inc.*	94,193	19,075,024
Blue Nile, Inc.*	1,500	49,470
Expedia, Inc.	2,991	100,019
Groupon, Inc.*	57,400	1,055,012
Liberty Interactive Corp.*	145,995	2,787,045
Netflix, Inc.*	8,000	920,320
Nutrisystem, Inc.	2,500	28,075
Overstock.com, Inc.*	1,300	6,812
PetMed Express, Inc.	1,900	23,522
priceline.com, Inc.*	27,886	20,008,205
TripAdvisor, Inc.*	2,991	106,689

		44,166,556

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	406,674
Mattel, Inc.	18,383	618,772
Polaris Industries, Inc.	3,800	274,170
Smith & Wesson Holding Corp.*	8,200	63,550

		1,363,166

Media (2.4%)
AMC Networks, Inc., Class A*	21,422	956,064
Arbitron, Inc.	2,200	81,356
Cablevision Systems Corp. - New York Group, Class A	192,690	2,828,689
CBS Corp., Class B	35,280	1,196,345
Charter Communications, Inc., Class A*	4,100	260,145
Comcast Corp., Class A	302,627	9,016,778
Crown Media Holdings, Inc., Class A*	400	636
Digital Generation, Inc.*	2,500	25,525
DIRECTV, Class A*	95,491	4,711,526
Discovery Communications, Inc., Class A*	19,800	1,001,880
DISH Network Corp., Class A	10,700	352,351
Global Sources Ltd.*	1,540	9,486
Interpublic Group of Cos., Inc.	13,300	151,753
John Wiley & Sons, Inc., Class A	3,300	157,047
Lamar Advertising Co., Class A*	300	9,723
Liberty Global, Inc., Class A*	29,695	1,487,126
Liberty Media Corp. - Liberty Capital*	23,883	2,105,286
Madison Square Garden Co., Class A*	39,747	1,359,347
McGraw-Hill Cos., Inc.	18,235	883,850

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Morningstar, Inc.	600	$37,830
National CineMedia, Inc.	224	3,427
Omnicom Group, Inc.	20,713	1,049,114
Regal Entertainment Group, Class A	4,227	57,487
Scripps Networks Interactive, Inc., Class A	7,366	358,651
Sirius XM Radio, Inc.*	320,700	740,817
Thomson Reuters Corp.	12,600	364,140
Time Warner Cable, Inc.	23,900	1,947,850
Value Line, Inc.	100	1,228
Viacom, Inc., Class B	101,460	4,815,292
Virgin Media, Inc.	22,600	564,548
Walt Disney Co.	25,000	1,094,500
World Wrestling Entertainment, Inc., Class A	42,700	378,749

		38,008,546

Multiline Retail (0.6%)
Dollar General Corp.*	113,362	5,237,324
Dollar Tree, Inc.*	8,700	822,063
Family Dollar Stores, Inc.	8,703	550,726
Kohl’s Corp.	16,133	807,134
Macy’s, Inc.	39,870	1,584,035
Nordstrom, Inc.	11,173	622,560

		9,623,842

Specialty Retail (2.8%)
Aaron’s, Inc.	850	22,015
Abercrombie & Fitch Co., Class A	5,600	277,816
Advance Auto Parts, Inc.	7,600	673,132
Aeropostale, Inc.*	8,050	174,041
America’s Car-Mart, Inc.*	900	39,582
Ascena Retail Group, Inc.*	2,252	99,808
AutoNation, Inc.*	500	17,155
AutoZone, Inc.*	2,014	748,805
Bed Bath & Beyond, Inc.*	18,605	1,223,651
Buckle, Inc.	2,900	138,910
Cato Corp., Class A	2,606	72,030
Dick’s Sporting Goods, Inc.	7,400	355,792
DSW, Inc., Class A	600	32,862
Finish Line, Inc., Class A	1,100	23,342
Guess?, Inc.	5,200	162,500
hhgregg, Inc.*	1,000	11,380
Home Depot, Inc.	180,267	9,069,233
Limited Brands, Inc.	18,300	878,400
Lowe’s Cos., Inc.	145,340	4,560,769
Lumber Liquidators Holdings, Inc.*	2,000	50,220
O’Reilly Automotive, Inc.*	39,483	3,606,772
PetSmart, Inc.	10,600	606,532
Ross Stores, Inc.	16,800	976,080
Sally Beauty Holdings, Inc.*	1,963	48,682
Systemax, Inc.*	400	6,744
Tiffany & Co.	10,039	693,996
TJX Cos., Inc.	109,939	4,365,678
Tractor Supply Co.	82,882	7,505,794
Ulta Salon Cosmetics & Fragrance, Inc.	78,800	7,319,732
Urban Outfitters, Inc.*	10,752	312,991
Zumiez, Inc.*	1,600	57,776

		44,132,220

Textiles, Apparel & Luxury Goods (1.0%)
Cherokee, Inc.	300	3,417
Coach, Inc.	21,614	1,670,330
Crocs, Inc.*	3,900	81,588
Deckers Outdoor Corp.*	2,800	176,540
Fossil, Inc.*	12,400	1,636,552
G-III Apparel Group Ltd.*	700	19,894
Hanesbrands, Inc.*	8,200	242,228
Liz Claiborne, Inc.*	6,868	91,757
Maidenform Brands, Inc.*	2,500	56,275
NIKE, Inc., Class B	95,050	10,307,222
Oxford Industries, Inc.	1,300	66,066
Ralph Lauren Corp.	6,868	1,197,298
Steven Madden Ltd.*	3,327	142,229
True Religion Apparel, Inc.*	2,344	64,226
Under Armour, Inc., Class A*	2,600	244,400

		16,000,022

Total Consumer Discretionary		233,123,054

Consumer Staples (5.8%)
Beverages (1.8%)
Brown-Forman Corp., Class B	6,600	550,374
Coca-Cola Bottling Co. Consolidated	300	18,822
Coca-Cola Co.	135,506	10,028,799
Coca-Cola Enterprises, Inc.	16,436	470,070
Diageo plc (ADR)	24,100	2,325,650
Dr. Pepper Snapple Group, Inc.	15,800	635,318
Monster Beverage Corp.*	81,400	5,054,126
National Beverage Corp.*	100	1,604
PepsiCo, Inc.	132,971	8,822,626

		27,907,389

Food & Staples Retailing (1.3%)
Arden Group, Inc., Class A	100	9,089
Costco Wholesale Corp.	31,169	2,830,145
Fresh Market, Inc.*	4,200	201,390
Kroger Co.	32,300	782,629
Pantry, Inc.*	300	3,903
Pricesmart, Inc.	1,200	87,372
Ruddick Corp.	3,500	140,350
Sysco Corp.	41,937	1,252,239
Walgreen Co.	59,264	1,984,751
Wal-Mart Stores, Inc.	92,505	5,661,306
Whole Foods Market, Inc.	97,264	8,092,365

		21,045,539

Food Products (1.1%)
Alico, Inc.	200	4,622
Bunge Ltd.	2,700	184,788
Campbell Soup Co.	10,850	367,272
ConAgra Foods, Inc.	5,600	147,056
Corn Products International, Inc.	4,400	253,660
Darling International, Inc.*	9,000	156,780
Flowers Foods, Inc.	7,650	155,831
General Mills, Inc.	77,116	3,042,226
Green Mountain Coffee Roasters, Inc.*	9,000	421,560
H.J. Heinz Co.	13,364	715,642
Hershey Co.	48,433	2,970,396
Hormel Foods Corp.	5,200	153,504
Kellogg Co.	16,303	874,330
Lifeway Foods, Inc.*	400	3,700
McCormick & Co., Inc. (Non-Voting)	5,449	296,589
Mead Johnson Nutrition Co.	72,159	5,951,674
Sara Lee Corp.	39,554	851,598
Smart Balance, Inc.*	3,900	25,779

		16,577,007

Household Products (0.5%)
Church & Dwight Co., Inc.	5,900	290,221
Colgate-Palmolive Co.	47,998	4,693,244
Kimberly-Clark Corp.	24,479	1,808,753
Procter & Gamble Co.	12,207	820,433

		7,612,651

Personal Products (0.1%)
Avon Products, Inc.	30,360	587,770
Estee Lauder Cos., Inc., Class A	15,428	955,610

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Herbalife Ltd.	10,600	$729,492
Inter Parfums, Inc.	100	1,569
USANA Health Sciences, Inc.*	500	18,665

		2,293,106

Tobacco (1.0%)
Altria Group, Inc.	111,193	3,432,528
Philip Morris International, Inc.	133,234	11,805,865
Reynolds American, Inc.	7,300	302,512
Star Scientific, Inc.*	1,100	3,608

		15,544,513

Total Consumer Staples		90,980,205

Energy (7.5%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	12,300	515,862
Cameron International Corp.*	42,406	2,240,309
CARBO Ceramics, Inc.	1,400	147,630
Core Laboratories N.V.	3,800	499,966
Diamond Offshore Drilling, Inc.	2,300	153,525
Dresser-Rand Group, Inc.*	7,000	324,730
Dril-Quip, Inc.*	2,400	156,048
FMC Technologies, Inc.*	17,100	862,182
Halliburton Co.	232,954	7,731,743
Heckmann Corp.*	348,300	1,501,173
Helmerich & Payne, Inc.	6,300	339,885
Lufkin Industries, Inc.	2,200	177,430
McDermott International, Inc.*	18,528	237,344
Nabors Industries Ltd.*	217,610	3,805,999
National Oilwell Varco, Inc.	99,241	7,886,682
Oceaneering International, Inc.	7,700	414,953
Oil States International, Inc.*	3,100	241,986
Patterson-UTI Energy, Inc.	5,500	95,095
Rowan Cos., Inc.*	2,183	71,886
RPC, Inc.	5,400	57,294
Schlumberger Ltd.	137,251	9,597,962
Superior Energy Services, Inc.*	14,772	389,390
TETRA Technologies, Inc.*	3,406	32,085
Tidewater, Inc.	3,000	162,060
Weatherford International Ltd.*	354,970	5,356,497

		42,999,716

Oil, Gas & Consumable Fuels (4.8%)
Alpha Natural Resources, Inc.*	9,000	136,890
Anadarko Petroleum Corp.	91,747	7,187,460
Apache Corp.	7,900	793,476
Apco Oil and Gas International, Inc.	1,200	81,804
Berry Petroleum Co., Class A	3,700	174,381
BPZ Resources, Inc.*	9,200	37,076
Cabot Oil & Gas Corp.	14,800	461,316
Cameco Corp.	91,690	1,970,418
Cheniere Energy, Inc.*	3,100	46,438
Chevron Corp.	8,900	954,436
Cimarex Energy Co.	17,200	1,298,084
Clean Energy Fuels Corp.*	4,600	97,888
Cobalt International Energy, Inc.*	12,100	363,363
Concho Resources, Inc.*	7,600	775,808
Consol Energy, Inc.	16,181	551,772
Contango Oil & Gas Co.*	1,100	64,801
Continental Resources, Inc.*	3,000	257,460
CVR Energy, Inc.*	6,000	160,500
Denbury Resources, Inc.*	243,427	4,437,674
El Paso Corp.	51,500	1,521,825
Energy XXI Bermuda Ltd.*	5,400	194,994
EOG Resources, Inc.	28,900	3,210,790
EQT Corp.	3,773	181,896
Exxon Mobil Corp.	249,286	21,620,575
Forest Oil Corp.*	6,000	72,720
FX Energy, Inc.*	3,300	17,952
Golar LNG Ltd.	2,400	91,320
Gulfport Energy Corp.*	3,600	104,832
HollyFrontier Corp.	13,510	434,347
Isramco, Inc.*	200	17,472
Kinder Morgan, Inc.	209,092	8,081,406
Kosmos Energy Ltd.*	8,400	111,216
McMoRan Exploration Co.*	9,800	104,860
Newfield Exploration Co.*	5,500	190,740
Noble Energy, Inc.	25,490	2,492,412
Northern Oil and Gas, Inc.*	1,700	35,258
Occidental Petroleum Corp.	78,583	7,483,459
Panhandle Oil and Gas, Inc., Class A	600	17,688
Peabody Energy Corp.	44,000	1,274,240
Pioneer Natural Resources Co.	6,700	747,653
QEP Resources, Inc.	9,900	301,950
Quicksilver Resources, Inc.*	10,400	52,416
Range Resources Corp.	26,267	1,527,163
Rex Energy Corp.*	1,400	14,952
Rosetta Resources, Inc.*	3,800	185,288
SandRidge Energy, Inc.*	29,200	228,636
SM Energy Co.	3,700	261,849
Southwestern Energy Co.*	45,088	1,379,693
Suncor Energy, Inc.	40,600	1,327,620
Syntroleum Corp.*	9,600	9,264
Ultra Petroleum Corp.*	12,600	285,138
VAALCO Energy, Inc.*	1,500	14,175
Valero Energy Corp.	69,580	1,793,077
Venoco, Inc.*	1,600	17,344
W&T Offshore, Inc.	2,400	50,592
Warren Resources, Inc.*	4,700	15,322
Whiting Petroleum Corp.*	8,400	456,120

		75,779,299

Total Energy		118,779,015

Financials (4.1%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	3,700	413,697
Apollo Global Management LLC, Class A	255,500	3,648,540
BGC Partners, Inc., Class A	1,500	11,085
BlackRock, Inc.	11,375	2,330,737
Charles Schwab Corp.	75,299	1,082,047
Cohen & Steers, Inc.	800	25,520
Diamond Hill Investment Group, Inc.	200	14,730
Duff & Phelps Corp., Class A	2,100	32,634
Eaton Vance Corp.	10,011	286,114
Epoch Holding Corp.	800	19,104
Federated Investors, Inc., Class B	6,200	138,942
Franklin Resources, Inc.	22,215	2,755,326
GAMCO Investors, Inc., Class A	200	9,922
Greenhill & Co., Inc.	50,250	2,192,910
ICG Group, Inc.*	1,900	17,005
Lazard Ltd., Class A	6,900	197,064
LPL Investment Holdings, Inc.*	4,400	166,936
Pzena Investment Management, Inc., Class A	500	2,925
SEI Investments Co.	10,900	225,521
State Street Corp.	31,640	1,439,620
T. Rowe Price Group, Inc.	18,402	1,201,651
TD Ameritrade Holding Corp.	21,721	428,773
Waddell & Reed Financial, Inc., Class A	7,500	243,075
Westwood Holdings Group, Inc.	400	15,492

		16,899,370

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (0.8%)
Arrow Financial Corp.	954	$23,278
Signature Bank/New York*	2,900	182,816
SY Bancorp, Inc.	100	2,320
U.S. Bancorp	122,593	3,883,746
Wells Fargo & Co.	257,496	8,790,913
Westamerica Bancorp	1,978	94,944

		12,978,017

Consumer Finance (0.6%)
American Express Co.	87,441	5,059,336
Discover Financial Services	6,500	216,710
EZCORP, Inc., Class A*	4,336	140,725
Green Dot Corp., Class A*	133,924	3,551,665

		8,968,436

Diversified Financial Services (0.6%)
Citigroup, Inc.	119,600	4,371,380
IntercontinentalExchange, Inc.*	4,995	686,413
JPMorgan Chase & Co.	60,200	2,767,996
Moody’s Corp.	16,426	691,535
MSCI, Inc., Class A*	8,741	321,756
NASDAQ OMX Group, Inc.*	6,700	173,530
NYSE Euronext	5,052	151,610

		9,164,220

Insurance (0.1%)
MetLife, Inc.	40,800	1,523,880

Real Estate Investment Trusts (REITs) (0.7%)
Acadia Realty Trust (REIT)	1,300	29,302
Alexander’s, Inc. (REIT)	100	39,388
American Tower Corp. (REIT)	28,588	1,801,616
Associated Estates Realty Corp. (REIT)	700	11,438
Boston Properties, Inc. (REIT)	8,500	892,415
Camden Property Trust (REIT)	3,600	236,700
CBL & Associates Properties, Inc. (REIT)	8,500	160,820
Digital Realty Trust, Inc. (REIT)	6,711	496,413
DuPont Fabros Technology, Inc. (REIT)	600	14,670
Equity Lifestyle Properties, Inc. (REIT)	1,900	132,506
Equity Residential (REIT)	3,000	187,860
Essex Property Trust, Inc. (REIT)	1,300	196,963
Federal Realty Investment Trust (REIT)	3,000	290,370
Getty Realty Corp. (REIT)	1,000	15,580
Home Properties, Inc. (REIT)	2,800	170,828
Macerich Co. (REIT)	3,300	190,575
Mid-America Apartment Communities, Inc. (REIT)	1,500	100,545
Plum Creek Timber Co., Inc. (REIT)	5,200	216,112
Potlatch Corp. (REIT)	1,929	60,455
PS Business Parks, Inc. (REIT)	400	26,216
Public Storage (REIT)	9,030	1,247,675
Rayonier, Inc. (REIT)	8,700	383,583
Saul Centers, Inc. (REIT)	500	20,180
Simon Property Group, Inc. (REIT)	17,050	2,483,844
Tanger Factory Outlet Centers (REIT)	5,076	150,909
UDR, Inc. (REIT)	6,300	168,273
Universal Health Realty Income Trust (REIT)	900	35,667
Ventas, Inc. (REIT)	11,000	628,100
Vornado Realty Trust (REIT)	1,900	159,980
Washington Real Estate Investment Trust (REIT)	547	16,246
Weyerhaeuser Co. (REIT)	11,100	243,312

		10,808,541

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	23,591	470,877
Jones Lang LaSalle, Inc.	3,500	291,585
Tejon Ranch Co.*	900	25,776

		788,238

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,715,640
Hudson City Bancorp, Inc.	18,600	135,966
New York Community Bancorp, Inc.	112,500	1,564,875
People’s United Financial, Inc.	11,600	153,584
TrustCo Bank Corp./New York	2,100	11,991

		3,582,056

Total Financials		64,712,758

Health Care (11.6%)
Biotechnology (4.8%)
Affymax, Inc.*	900	10,566
Alexion Pharmaceuticals, Inc.*	103,896	9,647,783
Allos Therapeutics, Inc.*	7,600	11,248
Alnylam Pharmaceuticals, Inc.*	4,300	47,601
AMAG Pharmaceuticals, Inc.*	2,000	31,860
Amgen, Inc.	44,405	3,019,096
Amylin Pharmaceuticals, Inc.*	12,000	299,520
Ardea Biosciences, Inc.*	1,200	26,112
Arena Pharmaceuticals, Inc.*	7,588	23,295
ArQule, Inc.*	3,300	23,133
Array BioPharma, Inc.*	3,900	13,299
AVI BioPharma, Inc.*	15,200	23,408
BioCryst Pharmaceuticals, Inc.*	2,500	12,075
Biogen Idec, Inc.*	109,578	13,803,541
BioMarin Pharmaceutical, Inc.*	7,200	246,600
BioMimetic Therapeutics, Inc.*	34,618	85,506
Celgene Corp.*	228,493	17,712,777
Celldex Therapeutics, Inc.*	1,200	6,108
Cepheid, Inc.*	214,184	8,959,317
Chelsea Therapeutics International Ltd.*	3,900	9,984
Codexis, Inc.*	149	544
Cubist Pharmaceuticals, Inc.*	108,700	4,701,275
Curis, Inc.*	106,650	514,053
Cytori Therapeutics, Inc.*	1,700	4,233
Dendreon Corp.*	11,619	123,800
Dyax Corp.*	4,500	7,020
Emergent Biosolutions, Inc.*	2,300	36,800
Enzon Pharmaceuticals, Inc.*	3,600	24,624
Exelixis, Inc.*	12,700	65,786
Genomic Health, Inc.*	87,334	2,673,294
Geron Corp.*	4,000	6,760
Gilead Sciences, Inc.*	81,564	3,984,401
Halozyme Therapeutics, Inc.*	8,500	108,460
Human Genome Sciences, Inc.*	61,192	504,222
Idenix Pharmaceuticals, Inc.*	2,000	19,580
Immunogen, Inc.*	17,300	248,947
Immunomedics, Inc.*	5,300	19,239
Incyte Corp.*	6,200	119,660
InterMune, Inc.*	4,700	68,949
Isis Pharmaceuticals, Inc.*	39,560	346,941
Lexicon Pharmaceuticals, Inc.*	1,900	3,534
Ligand Pharmaceuticals, Inc., Class B*	1,383	22,059
MannKind Corp.*	4,949	12,224
Medivation, Inc.*	3,400	254,048
Metabolix, Inc.*	1,500	4,245
Momenta Pharmaceuticals, Inc.*	4,500	68,940
Myriad Genetics, Inc.*	64,300	1,521,338

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nabi Biopharmaceuticals*	400	$744
Neurocrine Biosciences, Inc.*	3,100	24,707
Novavax, Inc.*	4,700	5,922
NPS Pharmaceuticals, Inc.*	3,800	25,992
Onyx Pharmaceuticals, Inc.*	4,500	169,560
Opko Health, Inc.*	3,900	18,447
Orexigen Therapeutics, Inc.*	1,600	6,560
Osiris Therapeutics, Inc.*	1,200	6,144
PDL BioPharma, Inc.	14,400	91,440
Progenics Pharmaceuticals, Inc.*	2,200	21,780
Regeneron Pharmaceuticals, Inc.*	5,200	606,424
Rigel Pharmaceuticals, Inc.*	3,000	24,150
Sangamo BioSciences, Inc.*	3,000	14,700
Sciclone Pharmaceuticals, Inc.*	5,800	36,598
Seattle Genetics, Inc.*	9,600	195,648
SIGA Technologies, Inc.*	2,771	9,311
Spectrum Pharmaceuticals, Inc.*	3,469	43,814
Synta Pharmaceuticals Corp.*	1,400	6,090
United Therapeutics Corp.*	4,142	195,212
Vanda Pharmaceuticals, Inc.*	2,614	12,521
Vertex Pharmaceuticals, Inc.*	110,790	4,543,498
Vical, Inc.*	6,900	23,460

		75,560,527

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.*	2,700	78,651
ABIOMED, Inc.*	2,800	62,132
Accuray, Inc.*	3,410	24,075
Align Technology, Inc.*	7,000	192,850
Analogic Corp.	1,100	74,294
Atrion Corp.	100	21,021
Baxter International, Inc.	49,814	2,977,881
Becton, Dickinson and Co.	16,525	1,283,166
C.R. Bard, Inc.	6,053	597,552
CareFusion Corp.*	6,600	171,138
Cerus Corp.*	598,150	2,404,563
Conceptus, Inc.*	3,800	54,644
Cooper Cos., Inc.	2,200	179,762
Covidien plc	61,195	3,346,143
CryoLife, Inc.*	2,300	12,121
Cyberonics, Inc.*	3,500	133,455
DENTSPLY International, Inc.	18,800	754,444
DexCom, Inc.*	5,033	52,494
Edwards Lifesciences Corp.*	16,096	1,170,662
Endologix, Inc.*	5,900	86,435
Exactech, Inc.*	600	9,510
Gen-Probe, Inc.*	4,200	278,922
Given Imaging Ltd.*	138,229	2,589,029
Hansen Medical, Inc.*	1,400	4,200
HeartWare International, Inc.*	800	52,552
Hill-Rom Holdings, Inc.	3,581	119,641
ICU Medical, Inc.*	1,176	57,812
IDEXX Laboratories, Inc.*	5,000	437,250
Insulet Corp.*	3,600	68,904
Integra LifeSciences Holdings Corp.*	2,300	79,787
Intuitive Surgical, Inc.*	13,256	7,181,438
Invacare Corp.	1,700	28,169
IRIS International, Inc.*	1,500	20,265
Kensey Nash Corp.	600	17,556
MAKO Surgical Corp.*	2,600	109,590
Medtronic, Inc.	106,402	4,169,894
Merit Medical Systems, Inc.*	4,500	55,890
Natus Medical, Inc.*	2,200	26,246
Neogen Corp.*	1,800	70,326
NxStage Medical, Inc.*	1,200	23,124
OraSure Technologies, Inc.*	3,600	41,364
Orthofix International N.V.*	1,609	60,466
Quidel Corp.*	2,300	42,251
ResMed, Inc.*	13,000	401,830
RTI Biologics, Inc.*	4,400	16,280
Sirona Dental Systems, Inc.*	4,000	206,160
Spectranetics Corp.*	2,600	27,040
St. Jude Medical, Inc.	23,111	1,024,048
Stereotaxis, Inc.*	2,500	1,625
Stryker Corp.	37,003	2,052,927
Thoratec Corp.*	4,700	158,437
Varian Medical Systems, Inc.*	8,313	573,265
Volcano Corp.*	2,500	70,875
Zoll Medical Corp.*	1,700	157,471

		33,911,627

Health Care Providers & Services (1.3%)
Air Methods Corp.*	900	78,525
Alliance HealthCare Services, Inc.*	1,900	2,850
AMERIGROUP Corp.*	2,400	161,472
AmerisourceBergen Corp.	21,999	872,920
AMN Healthcare Services, Inc.*	2,600	15,756
Bio-Reference Labs, Inc.*	1,800	42,318
BioScrip, Inc.*	4,447	30,195
Brookdale Senior Living, Inc.*	6,700	125,424
Cardinal Health, Inc.	41,690	1,797,256
CardioNet, Inc.*	2,261	6,964
Catalyst Health Solutions, Inc.*	3,000	191,190
Chindex International, Inc.*	900	8,550
Corvel Corp.*	700	27,923
DaVita, Inc.*	6,831	615,951
Emeritus Corp.*	1,600	28,256
Ensign Group, Inc.	1,800	48,888
Express Scripts, Inc.*	62,974	3,411,931
HCA Holdings, Inc.	5,800	143,492
Health Management Associates, Inc., Class A*	18,000	120,960
Henry Schein, Inc.*	3,517	266,167
IPC The Hospitalist Co., Inc.*	1,517	55,993
Laboratory Corp. of America Holdings*	7,381	675,657
Landauer, Inc.	400	21,208
Lincare Holdings, Inc.	7,400	191,512
McKesson Corp.	34,458	3,024,379
Medco Health Solutions, Inc.*	27,391	1,925,587
MEDNAX, Inc.*	2,751	204,592
MWI Veterinary Supply, Inc.*	1,400	123,200
National Research Corp.	100	4,294
Providence Service Corp.*	800	12,408
Quest Diagnostics, Inc.	9,113	557,260
Tenet Healthcare Corp.*	31,500	167,265
U.S. Physical Therapy, Inc.	1,000	23,050
UnitedHealth Group, Inc.	93,495	5,510,595
Universal Health Services, Inc., Class B	6,434	269,649

		20,763,637

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	9,525	158,115
athenahealth, Inc.*	48,929	3,626,618
Cerner Corp.*	11,600	883,456
Computer Programs & Systems, Inc.	1,300	73,476
MedAssets, Inc.*	4,765	62,707
Omnicell, Inc.*	2,500	38,025
Quality Systems, Inc.	3,800	166,174
SXC Health Solutions Corp.*	5,200	389,792

		5,398,363

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	24,626	1,096,103

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	300	$10,827
Compugen Ltd.*	144,885	867,861
Covance, Inc.*	58,491	2,785,926
Enzo Biochem, Inc.*	2,000	5,380
eResearchTechnology, Inc.*	3,500	27,370
Illumina, Inc.*	84,842	4,463,538
Life Technologies Corp.*	2,892	141,187
Luminex Corp.*	5,000	116,750
Mettler-Toledo International, Inc.*	2,900	535,775
Sequenom, Inc.*	4,900	19,943
Techne Corp.	3,200	224,320
Thermo Fisher Scientific, Inc.	27,320	1,540,302
Waters Corp.*	6,500	602,290

		12,437,572

Pharmaceuticals (2.3%)
Abbott Laboratories	126,991	7,783,278
Acura Pharmaceuticals, Inc.*	700	2,422
Akorn, Inc.*	4,600	53,820
Allergan, Inc.	75,752	7,229,013
Bristol-Myers Squibb Co.	87,504	2,953,260
Cadence Pharmaceuticals, Inc.*	2,900	10,730
Depomed, Inc.*	4,100	25,666
Durect Corp.*	6,600	5,280
Eli Lilly and Co.	24,127	971,594
Endo Pharmaceuticals Holdings, Inc.*	8,300	321,459
Forest Laboratories, Inc.*	128,595	4,460,961
Hospira, Inc.*	9,985	373,339
Impax Laboratories, Inc.*	5,689	139,836
Johnson & Johnson	63,730	4,203,631
MAP Pharmaceuticals, Inc.*	600	8,616
Medicines Co.*	4,200	84,294
Mylan, Inc.*	28,265	662,814
Obagi Medical Products, Inc.*	1,400	18,760
Optimer Pharmaceuticals, Inc.*	3,700	51,430
Pain Therapeutics, Inc.*	2,800	10,052
Perrigo Co.	6,900	712,839
Pozen, Inc.*	2,100	12,600
Questcor Pharmaceuticals, Inc.*	4,100	154,242
Santarus, Inc.*	5,801	33,936
Sucampo Pharmaceuticals, Inc., Class A*	700	5,215
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	662,382
Valeant Pharmaceuticals International, Inc.*	34,950	1,876,466
Vivus, Inc.*	8,400	187,824
Warner Chilcott plc, Class A*	122,690	2,062,419
Watson Pharmaceuticals, Inc.*	8,500	570,010
XenoPort, Inc.*	3,500	15,750

		35,663,938

Total Health Care		183,735,664

Industrials (8.7%)
Aerospace & Defense (2.1%)
Aerovironment, Inc.*	1,700	45,577
BE Aerospace, Inc.*	6,500	302,055
Boeing Co.	70,699	5,257,885
Cubic Corp.	1,439	68,036
DigitalGlobe, Inc.*	1,478	19,716
GenCorp, Inc.*	4,600	32,660
GeoEye, Inc.*	1,673	40,269
Goodrich Corp.	2,954	370,550
HEICO Corp.	3,000	154,770
Honeywell International, Inc.	55,971	3,417,030
L-3 Communications Holdings, Inc.	35,065	2,481,550
Lockheed Martin Corp.	17,168	1,542,716
National Presto Industries, Inc.	459	34,820
Precision Castparts Corp.	51,502	8,904,696
Rockwell Collins, Inc.	10,989	632,527
Spirit AeroSystems Holdings, Inc., Class A*	3,446	84,289
Taser International, Inc.*	5,100	22,134
Teledyne Technologies, Inc.*	1,000	63,050
TransDigm Group, Inc.*	3,472	401,919
United Technologies Corp.	112,947	9,367,824

		33,244,073

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	11,711	766,953
Expeditors International of Washington, Inc.	15,083	701,510
FedEx Corp.	1,700	156,332
Forward Air Corp.	1,173	43,014
Hub Group, Inc., Class A*	1,900	68,457
United Parcel Service, Inc., Class B	100,748	8,132,379
UTi Worldwide, Inc.	2,100	36,183

		9,904,828

Airlines (0.1%)
Allegiant Travel Co.*	1,415	77,118
Copa Holdings S.A., Class A	400	31,680
Delta Air Lines, Inc.*	36,141	358,157
Southwest Airlines Co.	13,800	113,712
United Continental Holdings, Inc.*	32,752	704,168

		1,284,835

Building Products (0.0%)
AAON, Inc.	1,650	33,313
Armstrong World Industries, Inc.	1,200	58,524
Masco Corp.	25,475	340,601
Trex Co., Inc.*	1,900	60,952
USG Corp.*	600	10,320

		503,710

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	27,216
American Reprographics Co.*	3,000	16,170
Avery Dennison Corp.	2,045	61,616
Cenveo, Inc.*	3,900	13,182
Clean Harbors, Inc.*	3,400	228,922
Copart, Inc.*	11,538	300,796
Covanta Holding Corp.	200	3,246
Deluxe Corp.	3,500	81,970
EnerNOC, Inc.*	1,185	8,532
Healthcare Services Group, Inc.	7,800	165,906
InnerWorkings, Inc.*	2,600	30,290
Interface, Inc., Class A	4,300	59,985
Iron Mountain, Inc.	15,393	443,318
KAR Auction Services, Inc.*	100	1,621
Knoll, Inc.	6,000	99,840
Mine Safety Appliances Co.	2,266	93,087
Multi-Color Corp.	800	18,008
NL Industries, Inc.	300	4,470
Portfolio Recovery Associates, Inc.*	1,811	129,885
Standard Parking Corp.*	500	10,250
Stericycle, Inc.*	7,300	610,572
Sykes Enterprises, Inc.*	4,302	67,972
Team, Inc.*	1,500	46,425
U.S. Ecology, Inc.	1,300	28,262
Waste Connections, Inc.	7,756	252,303

		2,803,844

Construction & Engineering (0.4%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,000	172,760
Fluor Corp.	33,750	2,026,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Furmanite Corp.*	2,200	$14,124
MYR Group, Inc.*	1,650	29,469
Shaw Group, Inc.*	119,148	3,778,183

		6,020,886

Electrical Equipment (0.7%)
A123 Systems, Inc.*	1,310,210	1,467,435
Acuity Brands, Inc.	2,600	163,358
AMETEK, Inc.	13,810	669,923
AZZ, Inc.	1,149	59,334
Babcock & Wilcox Co.*	9,264	238,548
Broadwind Energy, Inc.*	3,167	1,489
Cooper Industries plc	7,700	492,415
Emerson Electric Co.	100,154	5,226,036
General Cable Corp.*	400	11,632
GrafTech International Ltd.*	5,547	66,231
II-VI, Inc.*	4,400	104,060
Polypore International, Inc.*	49,370	1,735,849
PowerSecure International, Inc.*	1,400	8,484
Rockwell Automation, Inc.	9,900	789,030
Roper Industries, Inc.	7,172	711,176
Thomas & Betts Corp.*	1,760	126,562
Vicor Corp.	1,600	12,800

		11,884,362

Industrial Conglomerates (1.3%)
3M Co.	71,468	6,375,660
Carlisle Cos., Inc.	1,675	83,616
Danaher Corp.	123,608	6,922,048
General Electric Co.	84,490	1,695,714
Raven Industries, Inc.	1,300	79,313
Tyco International Ltd.	86,265	4,846,368

		20,002,719

Machinery (2.1%)
Actuant Corp., Class A	3,923	113,728
Ampco-Pittsburgh Corp.	500	10,065
Caterpillar, Inc.	44,170	4,704,988
CLARCOR, Inc.	2,298	112,809
Colfax Corp.*	1,700	59,908
Cummins, Inc.	75,602	9,075,264
Deere & Co.	29,867	2,416,240
Donaldson Co., Inc.	13,200	471,636
Dover Corp.	25,001	1,573,563
Dynamic Materials Corp.	1,000	21,110
Eaton Corp.	41,990	2,092,362
Flow International Corp.*	3,100	12,462
Flowserve Corp.	3,393	391,925
Gardner Denver, Inc.	4,100	258,382
Gorman-Rupp Co.	1,500	43,770
Graco, Inc.	4,610	244,607
Graham Corp.	800	17,512
Harsco Corp.	100	2,346
IDEX Corp.	5,600	235,928
Illinois Tool Works, Inc.	31,200	1,782,144
Ingersoll-Rand plc	18,700	773,245
Joy Global, Inc.	7,933	583,076
Kennametal, Inc.	1,300	57,889
Lindsay Corp.	1,000	66,270
Manitowoc Co., Inc.	2,900	40,194
Met-Pro Corp.	1,200	12,672
Nordson Corp.	4,920	268,189
Omega Flex, Inc.*	300	3,810
PACCAR, Inc.	25,818	1,209,057
Pall Corp.	34,245	2,042,029
Parker Hannifin Corp.	4,800	405,840
PMFG, Inc.*	1,100	16,511
Proto Labs, Inc.*	23,323	795,081
RBC Bearings, Inc.*	1,800	83,034
Sauer-Danfoss, Inc.	800	37,600
SPX Corp.	2,200	170,566
Stanley Black & Decker, Inc.	20,450	1,573,832
Sun Hydraulics Corp.	1,350	35,316
Tennant Co.	2,300	101,200
Timken Co.	4,500	228,330
Valmont Industries, Inc.	1,600	187,856
WABCO Holdings, Inc.*	4,600	278,208
Wabtec Corp.	3,400	256,258

		32,866,812

Marine (0.0%)
Kirby Corp.*	1,037	68,224

Professional Services (0.2%)
Acacia Research Corp.*	3,307	138,034
Advisory Board Co.*	1,300	115,206
CDI Corp.	100	1,793
CoStar Group, Inc.*	2,400	165,720
CRA International, Inc.*	600	15,132
Dun & Bradstreet Corp.	4,249	360,018
Exponent, Inc.*	1,800	87,336
Huron Consulting Group, Inc.*	2,700	101,412
ICF International, Inc.*	909	23,061
IHS, Inc., Class A*	4,130	386,774
Insperity, Inc.	2,600	79,664
Korn/Ferry International*	300	5,025
Nielsen Holdings N.V.*	5,200	156,728
Robert Half International, Inc.	13,212	400,324
Towers Watson & Co., Class A	2,500	165,175
Verisk Analytics, Inc., Class A*	9,800	460,306

		2,661,708

Road & Rail (0.8%)
Avis Budget Group, Inc.*	6,628	93,786
Celadon Group, Inc.	2,003	31,147
Con-way, Inc.	2,020	65,872
CSX Corp.	78,500	1,689,320
Genesee & Wyoming, Inc., Class A*	2,800	152,824
Heartland Express, Inc.	2,800	40,488
Hertz Global Holdings, Inc.*	17,400	261,696
J.B. Hunt Transport Services, Inc.	7,723	419,899
Kansas City Southern*	5,000	358,450
Marten Transport Ltd.	1,496	33,017
Norfolk Southern Corp.	34,800	2,290,884
Old Dominion Freight Line, Inc.*	571	27,219
Union Pacific Corp.	59,110	6,353,143
Zipcar, Inc.*	105,512	1,562,633

		13,380,378

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	89,670
Fastenal Co.	35,008	1,893,933
Houston Wire & Cable Co.	1,400	19,446
Kaman Corp.	2,098	71,227
MSC Industrial Direct Co., Inc., Class A	3,700	308,136
TAL International Group, Inc.	300	11,013
Titan Machinery, Inc.*	600	16,920
W.W. Grainger, Inc.	4,102	881,151
WESCO International, Inc.*	3,000	195,930

		3,487,426

Total Industrials		138,113,805

Information Technology (27.4%)
Communications Equipment (3.3%)
Acme Packet, Inc.*	3,800	104,576
ADTRAN, Inc.	4,400	137,236
Anaren, Inc.*	1,339	24,571

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Arris Group, Inc.*	27,371	$309,292
Aruba Networks, Inc.*	6,200	138,136
Ciena Corp.*	2,836	45,915
Cisco Systems, Inc.	200,860	4,248,189
Digi International, Inc.*	400	4,396
F5 Networks, Inc.*	92,710	12,512,141
Harmonic, Inc.*	6,860	37,524
Harris Corp.	3,369	151,874
Infinera Corp.*	10,300	83,636
InterDigital, Inc.	3,100	108,066
Ixia*	2,100	26,229
JDS Uniphase Corp.*	17,800	257,922
Juniper Networks, Inc.*	280,753	6,423,629
Loral Space & Communications, Inc.*	1,058	84,217
NETGEAR, Inc.*	500	19,100
Oplink Communications, Inc.*	600	10,260
Polycom, Inc.*	14,000	266,980
QUALCOMM, Inc.	386,501	26,289,798
Riverbed Technology, Inc.*	10,900	306,072
ShoreTel, Inc.*	3,000	17,040
ViaSat, Inc.*	2,361	113,824

		51,720,623

Computers & Peripherals (7.3%)
3D Systems Corp.*	2,600	61,204
Apple, Inc.*	134,866	80,848,121
Dell, Inc.*	85,860	1,425,276
EMC Corp.*	372,967	11,144,254
Fusion-io, Inc.*	271,126	7,702,690
Immersion Corp.*	1,200	6,552
NCR Corp.*	11,360	246,625
NetApp, Inc.*	90,445	4,049,223
Novatel Wireless, Inc.*	3,014	10,097
SanDisk Corp.*	81,815	4,057,206
Seagate Technology plc	70,125	1,889,869
Silicon Graphics International Corp.*	345,333	3,342,823
STEC, Inc.*	3,341	31,539
Stratasys, Inc.*	1,700	62,084
Super Micro Computer, Inc.*	1,600	27,936

		114,905,499

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	14,660	876,228
Anixter International, Inc.*	200	14,506
Badger Meter, Inc.	1,800	61,182
Brightpoint, Inc.*	4,906	39,493
Cognex Corp.	607	25,712
Daktronics, Inc.	2,700	24,003
Dolby Laboratories, Inc., Class A*	17,500	666,050
DTS, Inc.*	1,400	42,308
Echelon Corp.*	2,400	10,632
FARO Technologies, Inc.*	1,400	81,662
FEI Co.*	4,106	201,646
FLIR Systems, Inc.	12,888	326,195
IPG Photonics Corp.*	1,600	83,280
Jabil Circuit, Inc.	11,300	283,856
Maxwell Technologies, Inc.*	1,500	27,495
MTS Systems Corp.	500	26,545
Multi-Fineline Electronix, Inc.*	1,300	35,685
National Instruments Corp.	6,500	185,380
OSI Systems, Inc.*	1,000	61,300
Plexus Corp.*	1,118	39,119
Power-One, Inc.*	400	1,820
Rofin-Sinar Technologies, Inc.*	1,083	28,559
TE Connectivity Ltd.	49,780	1,829,415
Trimble Navigation Ltd.*	10,300	560,526
Universal Display Corp.*	2,300	84,019

		5,616,616

Internet Software & Services (4.2%)
Akamai Technologies, Inc.*	26,219	962,237
Baidu, Inc. (ADR)*	61,246	8,927,830
Bazaarvoice, Inc.*	46,580	925,545
comScore, Inc.*	1,500	32,085
Constant Contact, Inc.*	2,900	86,391
Cornerstone OnDemand, Inc.*	177,543	3,877,539
DealerTrack Holdings, Inc.*	4,700	142,222
Dice Holdings, Inc.*	1,300	12,129
Digital River, Inc.*	3,675	68,759
eBay, Inc.*	151,098	5,574,005
Equinix, Inc.*	3,760	592,012
Google, Inc., Class A*	34,801	22,315,793
IAC/InterActiveCorp	86,700	4,256,103
InfoSpace, Inc.*	1,600	20,496
j2 Global, Inc.	4,900	140,532
Keynote Systems, Inc.	200	3,952
Limelight Networks, Inc.*	1,300	4,277
LinkedIn Corp., Class A*	29,517	3,010,439
Liquidity Services, Inc.*	1,200	53,760
LivePerson, Inc.*	5,500	92,235
LoopNet, Inc.*	2,400	45,072
MercadoLibre, Inc.	23,940	2,341,093
Move, Inc.*	4,800	46,608
NIC, Inc.	6,200	75,206
Rackspace Hosting, Inc.*	152,870	8,834,357
Stamps.com, Inc.*	1,100	30,668
support.com, Inc.*	2,600	8,190
VeriSign, Inc.	15,600	598,104
Vocus, Inc.*	1,300	17,225
XO Group, Inc.*	2,300	21,597
Yelp, Inc.*	44,579	1,198,729
Zillow, Inc.*	64,730	2,303,741
Zix Corp.*	9,600	27,936

		66,646,867

IT Services (3.2%)
Accenture plc, Class A	108,287	6,984,512
Alliance Data Systems Corp.*	4,580	576,897
Automatic Data Processing, Inc.	35,659	1,968,020
Broadridge Financial Solutions, Inc.	12,969	310,089
CACI International, Inc., Class A*	500	31,145
Cardtronics, Inc.*	1,000	26,250
Cass Information Systems, Inc.	550	21,972
Cognizant Technology Solutions Corp., Class A*	59,164	4,552,670
CSG Systems International, Inc.*	1,500	22,710
DST Systems, Inc.	700	37,961
ExlService Holdings, Inc.*	1,200	32,928
Fiserv, Inc.*	8,409	583,501
Forrester Research, Inc.	1,300	42,120
Gartner, Inc.*	5,200	221,728
Global Payments, Inc.	7,000	332,290
Hackett Group, Inc.*	3,300	19,701
Heartland Payment Systems, Inc.	4,700	135,548
iGATE Corp.*	1,800	30,168
International Business Machines Corp.	90,029	18,784,551
Jack Henry & Associates, Inc.	9,701	330,998
Lionbridge Technologies, Inc.*	9,400	27,072
Mastercard, Inc., Class A	16,928	7,118,901
MAXIMUS, Inc.	2,930	119,163
MoneyGram International, Inc.*	1,287	23,166
NCI, Inc., Class A*	500	3,195
NeuStar, Inc., Class A*	1,600	59,600
Paychex, Inc.	21,172	656,120
SAIC, Inc.*	9,236	121,915

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
TeleTech Holdings, Inc.*	3,000	$48,300
Teradata Corp.*	12,485	850,853
TNS, Inc.*	3,200	69,536
VeriFone Systems, Inc.*	6,100	316,407
Virtusa Corp.*	500	8,635
Visa, Inc., Class A	52,355	6,177,890
Western Union Co.	47,559	837,038

		51,483,550

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	160,602

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	43,800	351,276
Altera Corp.	25,174	1,002,429
Analog Devices, Inc.	20,499	828,160
Applied Materials, Inc.	12,300	153,012
Applied Micro Circuits Corp.*	6,142	42,625
Atmel Corp.*	127,000	1,252,220
ATMI, Inc.*	782	18,221
Avago Technologies Ltd.	13,600	529,992
Broadcom Corp., Class A*	176,551	6,938,454
Cabot Microelectronics Corp.	212	8,243
CEVA, Inc.*	1,200	27,252
Cree, Inc.*	40,245	1,272,949
Cypress Semiconductor Corp.*	13,400	209,442
Diodes, Inc.*	3,900	90,402
Entropic Communications, Inc.*	700	4,081
Exar Corp.*	300	2,520
First Solar, Inc.*	4,516	113,126
GT Advanced Technologies, Inc.*	1,700	14,059
Integrated Device Technology, Inc.*	2,978	21,293
Intel Corp.	52,595	1,478,445
Intersil Corp., Class A	8,272	92,646
IXYS Corp.*	1,500	19,800
KLA-Tencor Corp.	9,200	500,664
Kopin Corp.*	6,811	27,721
Lam Research Corp.*	10,859	484,529
Lattice Semiconductor Corp.*	4,700	30,221
Linear Technology Corp.	19,142	645,085
LSI Corp.*	22,400	194,432
Maxim Integrated Products, Inc.	22,786	651,452
MEMC Electronic Materials, Inc.*	2,100	7,581
Micrel, Inc.	427	4,381
Microchip Technology, Inc.	14,581	542,413
Monolithic Power Systems, Inc.*	4,055	79,762
NVE Corp.*	400	21,200
NVIDIA Corp.*	343,233	5,282,356
ON Semiconductor Corp.*	35,965	324,045
PMC-Sierra, Inc.*	300	2,169
Power Integrations, Inc.	2,800	103,936
Rambus, Inc.*	9,000	58,050
Rubicon Technology, Inc.*	1,100	11,473
Skyworks Solutions, Inc.*	14,994	414,584
Standard Microsystems Corp.*	25,400	657,098
Texas Instruments, Inc.	52,471	1,763,550
TriQuint Semiconductor, Inc.*	7,870	54,264
Ultratech, Inc.*	1,900	55,062
Veeco Instruments, Inc.*	2,300	65,780
Volterra Semiconductor Corp.*	2,100	72,271
Xilinx, Inc.	18,300	666,669

		27,191,395

Software (7.3%)
Actuate Corp.*	4,900	30,772
Adobe Systems, Inc.*	130,787	4,487,302
Advent Software, Inc.*	2,800	71,680
American Software, Inc., Class A	1,200	10,296
ANSYS, Inc.*	7,541	490,316
Ariba, Inc.*	6,900	225,699
Autodesk, Inc.*	57,061	2,414,822
Blackbaud, Inc.	5,000	166,150
BMC Software, Inc.*	12,595	505,815
Bottomline Technologies, Inc.*	2,617	73,119
BroadSoft, Inc.*	163,300	6,246,225
Cadence Design Systems, Inc.*	19,100	226,144
Check Point Software Technologies Ltd.*	22,760	1,452,998
Citrix Systems, Inc.*	61,862	4,881,530
CommVault Systems, Inc.*	78,200	3,881,848
Compuware Corp.*	2,800	25,732
Concur Technologies, Inc.*	2,900	166,402
Deltek, Inc.*	1,306	13,922
Ebix, Inc.	1,500	34,740
Electronic Arts, Inc.*	27,211	448,437
EPIQ Systems, Inc.	3,002	36,324
FactSet Research Systems, Inc.	3,600	356,544
FalconStor Software, Inc.*	3,100	11,594
Fortinet, Inc.*	155,200	4,291,280
Guidewire Software, Inc.*	77,230	2,377,139
Informatica Corp.*	22,300	1,179,670
Interactive Intelligence Group, Inc.*	1,100	33,561
Intuit, Inc.	21,567	1,296,824
JDA Software Group, Inc.*	2,324	63,864
Kenexa Corp.*	2,900	90,596
Manhattan Associates, Inc.*	2,000	95,060
Mentor Graphics Corp.*	500	7,430
MICROS Systems, Inc.*	6,900	381,501
Microsoft Corp.#	672,839	21,699,058
NetScout Systems, Inc.*	2,000	40,680
NetSuite, Inc.*	2,200	110,638
Nuance Communications, Inc.*	117,312	3,000,841
OPNET Technologies, Inc.	1,000	29,000
Oracle Corp.	322,654	9,408,591
Parametric Technology Corp.*	13,400	374,396
Pegasystems, Inc.	1,900	72,504
PROS Holdings, Inc.*	1,000	18,700
QLIK Technologies, Inc.*	5,000	160,000
Red Hat, Inc.*	102,665	6,148,607
Rovi Corp.*	8,538	277,912
Salesforce.com, Inc.*	74,698	11,541,588
SolarWinds, Inc.*	179,026	6,919,355
Solera Holdings, Inc.	5,945	272,816
Sourcefire, Inc.*	122,300	5,886,299
Symantec Corp.*	53,800	1,006,060
Synchronoss Technologies, Inc.*	1,700	54,264
Synopsys, Inc.*	6,100	187,026
Take-Two Interactive Software, Inc.*	890	13,693
Taleo Corp., Class A*	3,700	169,941
TeleCommunication Systems, Inc., Class A*	2,700	7,506
TIBCO Software, Inc.*	105,247	3,210,033
Tyler Technologies, Inc.*	3,100	119,071
VASCO Data Security International, Inc.*	2,200	23,738
VMware, Inc., Class A*	75,277	8,458,876
Websense, Inc.*	5,300	111,777
Zynga, Inc., Class A*	15,100	198,565

		115,596,871

Total Information Technology		433,322,023

Materials (3.4%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	15,038	1,380,488

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Airgas, Inc.	6,900	$613,893
Albemarle Corp.	7,549	482,532
Balchem Corp.	2,250	68,063
Calgon Carbon Corp.*	6,600	103,026
Celanese Corp.	13,324	615,302
CF Industries Holdings, Inc.	4,218	770,418
Dow Chemical Co.	149,613	5,182,594
E.I. du Pont de Nemours & Co.	66,058	3,494,468
Eastman Chemical Co.	10,200	527,238
Ecolab, Inc.	24,244	1,496,340
FMC Corp.	5,016	530,994
Hawkins, Inc.	891	33,145
International Flavors & Fragrances, Inc.	6,400	375,040
Koppers Holdings, Inc.	1,245	48,007
LSB Industries, Inc.*	2,300	89,516
Monsanto Co.	142,621	11,375,451
Mosaic Co.	19,568	1,081,915
Omnova Solutions, Inc.*	5,500	37,125
PPG Industries, Inc.	11,300	1,082,540
Praxair, Inc.	35,919	4,117,754
Rockwood Holdings, Inc.*	4,600	239,890
Sherwin-Williams Co.	14,573	1,583,648
Sigma-Aldrich Corp.	7,911	577,978
Solutia, Inc.	8,700	243,078
Valspar Corp.	4,500	217,305
W.R. Grace & Co.*	4,701	271,718
Zep, Inc.	1,700	24,480

		36,663,946

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	207,596
Martin Marietta Materials, Inc.	1,900	162,697
United States Lime & Minerals, Inc.*	100	5,989

		376,282

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	13,924
Ball Corp.	12,000	514,560
Crown Holdings, Inc.*	13,600	500,888
Packaging Corp. of America	6,600	195,294
Rock-Tenn Co., Class A	4,900	331,044

		1,555,710

Metals & Mining (0.8%)
AK Steel Holding Corp.	400	3,024
Allegheny Technologies, Inc.	8,200	337,594
Allied Nevada Gold Corp.*	6,400	208,192
AMCOL International Corp.	700	20,643
Barrick Gold Corp.	25,180	1,094,826
Carpenter Technology Corp.	3,100	161,913
Cliffs Natural Resources, Inc.	9,264	641,625
Compass Minerals International, Inc.	2,700	193,698
Freeport-McMoRan Copper & Gold, Inc.	158,336	6,023,101
Goldcorp, Inc.	38,980	1,756,439
Hecla Mining Co.	19,100	88,242
Molycorp, Inc.*	4,000	135,320
Nucor Corp.	30,300	1,301,385
Royal Gold, Inc.	3,878	252,923
Schnitzer Steel Industries, Inc., Class A	100	3,990
Southern Copper Corp.	14,103	447,206
Steel Dynamics, Inc.	11,300	164,302
Stillwater Mining Co.*	900	11,376
Titanium Metals Corp.	1,900	25,764
Walter Energy, Inc.	4,300	254,603

		13,126,166

Paper & Forest Products (0.2%)
Deltic Timber Corp.	900	56,961
International Paper Co.	57,440	2,016,144

		2,073,105

Total Materials		53,795,209

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
AboveNet, Inc.*	1,150	95,220
Alaska Communications Systems Group, Inc.	4,318	13,299
Consolidated Communications Holdings, Inc.	700	13,741
Lumos Networks Corp.	1,900	20,444
tw telecom, Inc.*	12,703	281,499
Verizon Communications, Inc.	45,500	1,739,465
Windstream Corp.	20,141	235,851

		2,399,519

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	2,500	5,700
Crown Castle International Corp.*	60,317	3,217,309
MetroPCS Communications, Inc.*	15,322	138,204
NII Holdings, Inc.*	10,900	199,579
NTELOS Holdings Corp.	1,900	39,330
SBA Communications Corp., Class A*	10,100	513,181

		4,113,303

Total Telecommunication Services		6,512,822

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,600	276,984

Gas Utilities (0.0%)
ONEOK, Inc.	2,200	179,652

Total Utilities		456,636

Total Common Stocks (83.6%) (Cost $976,057,549)		1,323,531,191

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	485

Total Financials		485

Total Corporate Bonds		485

Total Long-Term Debt Securities (0.0%) (Cost $600)		485

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	700	1,281

Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	900	855

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Rights	Value (Note 1)
Total Rights (0.0%) (Cost $3,710)		$2,136

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.8%)
U.S. Treasury Bills 0.06%, 5/3/12 #(p)	$28,032,000	28,030,508

Total Short-Term Investments (1.8%) (Cost $28,031,038)		28,030,508

Total Investments (85.4%) (Cost $1,004,092,897)		1,351,564,320
Other Assets Less Liabilities (14.6%)		231,864,228

Net Assets (100%)		$1,583,428,548

*	Non-income producing.

†	Securities (totaling $855 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,869,008

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,114	June-12	$58,907,719	$61,286,710	$2,378,991
S&P 500 E-Mini Index	1,909	June-12	130,464,984	133,935,440	3,470,456
S&P Mid Cap 400 E-Mini Index	562	June-12	55,238,561	55,767,260	528,699

					$6,378,146

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$233,123,054	$—	$—	$233,123,054
Consumer Staples	90,429,831	550,374	—	90,980,205
Energy	118,779,015	—	—	118,779,015
Financials	64,673,370	39,388	—	64,712,758
Health Care	183,735,664	—	—	183,735,664
Industrials	138,113,805	—	—	138,113,805
Information Technology	432,989,733	—	332,290	433,322,023
Materials	53,795,209	—	—	53,795,209
Telecommunication Services	6,512,822	—	—	6,512,822
Utilities	456,636	—	—	456,636
Corporate Bonds
Financials	—	485	—	485
Futures	6,378,146	—	—	6,378,146
Rights
Health Care	1,281	—	855	2,136
Short-Term Investments	—	28,030,508	—	28,030,508

Total Assets	$1,328,988,566	$28,620,755	$333,145	$1,357,942,466

Total Liabilities	$—	$—	$—	$—

Total	$1,328,988,566	$28,620,755	$333,145	$1,357,942,466

(a)	A Security with a market value of $137,236 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	Securities with a market value of $589,762 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Information Technology	Investments in Rights-Health Care
Balance as of 12/31/11	$—	$855
Total gains or losses (realized/unrealized) included in earnings	630	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	331,660	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$332,290	$855

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$630	$—
Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$332,290	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
Rights-Health Care	855	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$333,145

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$200,849,745
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$223,805,992

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$368,424,102
Aggregate gross unrealized depreciation	(35,655,205)

Net unrealized appreciation	$332,768,897

Federal income tax cost of investments	$1,018,795,423

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (9.7%)
Asset-Backed Securities (3.1%)
321 Henderson Receivables LLC, Series 2010-3A A
3.820%, 12/15/48§		$1,297,933	$1,297,048
Series 2012-1A A
4.210%, 2/16/65§		360,000	359,919
AEP Texas Central Transition Funding LLC, Series 2012-1 A3
2.845%, 3/1/26		815,000	798,143
AH Mortgage Advance Trust, Series SART-3 1A1
2.980%, 3/13/43§		300,000	300,047
American Money Management Corp., Series 2006-6A A1A
0.716%, 5/3/18(l)§		2,385,855	2,328,373
Avery Point CLO Ltd., Series 2003-1A A1
0.954%, 12/17/15(l)§		165,774	164,324
CarMax Auto Owner Trust, Series 2012-1 B
1.760%, 8/15/17		200,000	199,185
Series 2012-1 C
2.200%, 10/16/17		90,000	89,617
Series 2012-1 D
3.090%, 8/15/18		115,000	114,519
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1 A3
3.028%, 10/15/25		500,000	498,542
Chase Issuance Trust, Series 2009-A2 A2
1.792%, 4/15/14(l)		9,800,000	9,804,931
Cumberland CLO Ltd., Series 2005-2A A
0.763%, 11/10/19(l)§		8,129,971	7,940,046
EFS Volunteer LLC, Series 2010-1 A1
1.410%, 10/26/26(l)§		1,509,398	1,509,722
Ford Credit Floorplan Master Owner Trust, Series 2010-5 C
2.070%, 9/15/15(b)§		240,000	241,028
Series 2010-5 D
2.410%, 9/15/15(b)§		125,000	125,257
Series 2011-2 C
2.370%, 9/15/15		305,000	305,453
Series 2011-2 D
2.860%, 9/15/15		210,000	210,297
Series 2012-1 B
1.142%, 1/15/16(l)		100,000	99,376
Series 2012-1 C
1.742%, 1/15/16(l)		345,000	343,469
Series 2012-1 D
2.342%, 1/15/16(l)		320,000	319,119
Series 2012-2 B
2.320%, 1/15/19		180,000	178,923
Series 2012-2 C
2.860%, 1/15/19		100,000	99,611
Series 2012-2 D
3.510%, 1/15/19		145,000	145,274
Galaxy CLO Ltd., Series 2005-4A A1VB
0.847%, 4/17/17(l)§		1,838,701	1,812,316
GSAA Home Equity Trust, Series 2005-11 2A1
0.522%, 10/25/35(l)		1,174,283	845,498
Series 2006-5 2A1
0.312%, 3/25/36(l)		82,264	35,922
Harvest CLO S.A., Series IX A1
1.587%, 3/29/17(l)(m)	E	UR 1,150,020	1,474,707
Hyundai Auto Receivables Trust, Series 2012-A D
2.610%, 5/15/18		$200,000	199,863
Katonah Ltd., Series 3A A
0.933%, 5/18/15(l)§		690,777	683,388
Magnolia Funding Ltd., Series 2010-1A A1
3.000%, 4/20/17§†	E	UR 1,608,640	2,147,592
Mid-State Trust, Series 4 A
8.330%, 4/1/30		$123,446	124,201
MSRR_12-XA-A,
2.000%, 7/27/49§		561,189	561,189
Nelnet Student Loan Trust, Series 2006-1 A5
0.603%, 8/23/27(l)		1,005,000	957,548
Series 2008-3 A4
2.141%, 11/25/24(l)		345,000	362,422
PFS Financing Corp., Series 2012-AA A
1.442%, 2/15/16(l)§		300,000	300,037
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.742%, 12/25/33(l)		160,219	133,098
Sagamore CLO Ltd., Series 2003-1A A2
1.107%, 10/15/15(l)§		588,182	581,882
Santander Drive Auto Receivables Trust, Series 2012-2 D
3.870%, 2/15/18		1,400,000	1,403,299
Scholar Funding Trust, Series 2011-A A
1.453%, 10/28/43(l)§		1,700,274	1,639,389
SLM Student Loan Trust, Series 2003-B A2
0.874%, 3/15/22(l)		873,526	832,192
Series 2004-B A2
0.674%, 6/15/21(l)		331,265	317,389
Series 2005-B A2
0.654%, 3/15/23(l)		1,457,813	1,394,714
Series 2008-5 A3
1.860%, 1/25/18(l)		870,000	894,565
Series 2008-5 A4
2.260%, 7/25/23(l)		740,000	761,194
Series 2008-9 A
2.060%, 4/25/23(l)		14,437,644	14,768,066
Series 2012-A A1
1.642%, 8/15/25(l)§		174,450	174,846
Structured Asset Receivables Trust, Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†		976	976
Structured Receivables Finance LLC, Series 2010-B A
3.730%, 8/15/36§		777,265	783,296
Union Square CDO Ltd., Series 2003-1A A1
1.097%, 10/15/15(l)§		521,699	520,320

			61,182,132

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Non-Agency CMO (6.6%)
American Home Mortgage Investment Trust, Series 2004-3 5A
2.597%, 10/25/34(l)		$206,046	$179,611
Banc of America Commercial Mortgage, Inc., Series 2006-5 AM
5.448%, 9/10/47		190,000	190,020
Series 2007-3 A4
5.633%, 6/10/49(l)		920,000	1,020,610
Banc of America Funding Corp., Series 2006-A 1A1
2.653%, 2/20/36(l)		1,046,175	900,904
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.616%, 6/24/50(l)§		2,200,000	2,445,909
Series 2010-HLTN
1.992%, 11/15/15(l)§		7,493,162	7,006,159
Series 2010-UB4 A4A
5.010%, 12/20/41(l)§		235,000	249,195
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.589%, 6/25/47(l)		485,211	365,540
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)		1,825,000	1,894,698
Series 2005-PW10 AM
5.449%, 12/11/40(l)		210,000	217,250
Series 2006-PW14 A4
5.201%, 12/11/38		400,000	449,112
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
6.074%, 12/10/49(l)		7,500,000	7,739,240
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.328%, 8/25/35(l)		4,000,116	3,813,924
Series 2006-AR1 1A1
2.530%, 10/25/35(l)		5,072,594	4,123,616
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 AJ
5.688%, 10/15/48		360,000	238,533
Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1
3.156%, 7/10/46§		7,576,176	7,897,683
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33		79,092	82,868
Series 2006-OA21 A1
0.432%, 3/20/47(l)		1,001,784	504,504
Series 2006-OA22 A1
0.402%, 2/25/47(l)		365,451	217,028
Series 2006-OA6 1A2
0.452%, 7/25/46(l)		219,138	140,216
Series 2007-OH1 A1D
0.452%, 4/25/47(l)		381,601	197,861
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.442%, 4/25/46(l)		405,677	225,888
Credit Suisse Mortgage Capital Certificates, Series 2006-C3 AM
5.815%, 6/15/38(l)		290,000	307,526
Series 2006-C5 A3
5.311%, 12/15/39		500,000	550,894
Series 2007-C3 A2
5.713%, 6/15/39(l)		1,620,568	1,622,223
Series 2008-C1 A2
6.199%, 2/15/41(l)		385,000	397,301
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		4,800,000	5,328,514
Series 2010-RR1 3A
5.633%, 6/10/49(l)§		4,800,000	5,367,715
Series 2010-RR2 2A
5.794%, 9/15/39(l)§		1,630,000	1,802,852
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		2,785,000	3,047,531
Series 2011-4R 5A1
5.214%, 5/27/36(l)§		2,733,944	2,649,638
Series 2011-4R 6A1
2.745%, 5/27/36(l)§		1,236,613	1,196,714
CS First Boston Mortgage Securities Corp., Series 2002-CP3 A3
5.603%, 7/15/35		615,128	617,102
Series 2003-C3 A5
3.936%, 5/15/38		2,167,616	2,212,663
Series 2005-C3 AJ
4.771%, 7/15/37		605,000	574,573
DBRR Trust, Series 2011-C32 A3A
5.740%, 6/17/49(l)§		500,000	556,414
Deutsche ALT-A Securities, Inc., Series 2006-OA1 A1
0.442%, 2/25/47(l)		199,944	121,889
EMF-NL B.V., Series 2008-2X A2
2.231%, 7/17/41(l)(m)	E	UR 1,200,000	1,024,522
Extended Stay America Trust, Series 2010-ESHA D
5.498%, 11/5/27§		$355,000	361,133
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.592%, 11/15/31(l)		411,211	374,075
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 AM
5.290%, 11/10/45(l)		330,000	336,891
Granite Master Issuer plc, Series 2006-3 A7
0.342%, 12/20/54(l)		1,017,784	975,037
Series 2006-4 A6
0.422%, 12/20/54(l)		2,544,459	2,437,592
GS Mortgage Securities Corp. II, Series 2010-C1 A2
4.592%, 8/10/43§		6,200,000	6,859,607
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.659%, 9/25/35(l)		1,117,855	1,046,719
Series 2006-AR2 2A1
2.894%, 4/25/36(l)		579,229	439,929
Homebanc Mortgage Trust, Series 2005-4 A1
0.512%, 10/25/35(l)		585,194	415,358
Impac CMB Trust, Series 2003-8 2A1
1.142%, 10/25/33(l)		98,645	77,060
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8 A1A
4.158%, 1/12/39§		802,897	830,620

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-LN2 A2
5.115%, 7/15/41	$1,190,000	$1,273,298
Series 2008-C2 ASB
6.125%, 2/12/51(l)	520,000	559,730
JP Morgan Mortgage Trust, Series 2006-A3 6A1
2.762%, 8/25/34(l)	825,459	744,837
Series 2006-A4 2A2
5.581%, 6/25/36(l)	1,356,676	1,125,012
Series 2006-S2 2A2
5.875%, 6/25/21	100,128	93,426
Series 2007-A1 3A3
2.871%, 7/25/35(l)	751,883	707,084
Series 2007-S1 1A2
5.500%, 3/25/22	102,320	92,275
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	215,119	215,213
Series 2004-C7 A1A
4.475%, 10/15/29	992,842	1,052,850
Series 2006-C4 AM
5.886%, 6/15/38(l)	240,000	248,731
Series 2006-C7 AM
5.378%, 11/15/38	230,000	233,419
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	4,483,943
Series 2007-C6 A4
5.858%, 7/15/40(l)	850,000	954,924
Series 2007-C7 A3
5.866%, 9/15/45(l)	740,000	838,399
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
2.269%, 12/25/32(l)	164,461	148,794
Series 2005-A10 A
0.452%, 2/25/36(l)	1,787,727	1,293,808
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,000,000	1,072,965
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9 A4
5.700%, 9/12/49	1,910,000	2,083,130
Morgan Stanley, Series 2009-GG10 A4A
5.787%, 8/12/45(l)§	1,800,000	2,030,357
Morgan Stanley Capital I, Series 1998-HF2 J
6.010%, 11/15/30§	7,000,000	6,796,971
Series 2012-C4 XA
2.896%, 3/15/45(l)§	3,305,000	486,490
Morgan Stanley Capital I, Inc., Series 2007-HQ12 A2FX
5.599%, 4/12/49(l)	1,019,838	1,060,506
Series 2007-HQ13 A1
5.357%, 12/15/44	253,659	254,276
Series 2007-IQ14 A2FX
5.610%, 4/15/49	2,295,430	2,356,437
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-IQ2 A4
5.740%, 12/15/35	36,341	36,323
Morgan Stanley Reremic Trust, Series 2011-IO A
2.500%, 3/23/51§	495,116	497,592
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	6,500,000	7,267,298
RBSCF Trust, Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	881,811
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	2,500,000	2,769,665
Series 2010-RR4 CMLA
6.003%, 12/16/49(l)§	1,234,000	1,401,709
Sequoia Mortgage Trust, Series 10 2A1
1.002%, 10/20/27(l)	57,663	51,102
Series 2003-4 2A1
0.592%, 7/20/33(l)	168,283	147,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16 3A1
2.615%, 11/25/34(l)	1,106,817	1,005,699
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.492%, 7/19/35(l)	385,021	258,563
Series 2005-AR5 A2
0.492%, 7/19/35(l)	1,746,556	1,406,885
Series 2006-AR3 12A1
0.462%, 5/25/36(l)	1,475,054	768,976
UBS Commercial Mortgage Trust, Series 2007-FL1 A1
1.142%, 7/15/24(l)§	856,698	830,997
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A6A
5.110%, 7/15/42(l)	1,860,289	1,875,573
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.559%, 8/25/42(l)	74,336	61,177
Series 2003-AR1 A5
2.121%, 3/25/33(l)	635,359	594,978
Series 2005-AR7 A4
2.540%, 8/25/35(l)	532,555	444,807
Series 2007-OA4 1A
0.929%, 5/25/47(l)	450,894	270,621

		132,410,561

Total Asset-Backed and Mortgage-Backed Securities		193,592,693

Corporate Bonds (29.1%)
Consumer Discretionary (1.6%)
Auto Components (0.0%)
BorgWarner, Inc.
4.625%, 9/15/20	220,000	235,190
Johnson Controls, Inc.
1.750%, 3/1/14	250,000	253,941
4.250%, 3/1/21	310,000	326,019

		815,150

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	326,632

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.
4.500%, 10/15/21	150,000	153,387
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	104,415
5.375%, 8/15/21	100,000	108,475

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
International Game Technology
5.500%, 6/15/20	$100,000	$105,614
McDonald’s Corp.
5.800%, 10/15/17	250,000	302,783
3.500%, 7/15/20	160,000	171,070
3.625%, 5/20/21	100,000	107,715
Starbucks Corp.
6.250%, 8/15/17	100,000	118,752
Wyndham Worldwide Corp.
4.250%, 3/1/22	495,000	487,575
Yum! Brands, Inc.
4.250%, 9/15/15	100,000	108,458
5.300%, 9/15/19	150,000	170,350

		1,938,594

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	200,000	212,979
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	102,104
Whirlpool Corp.
8.600%, 5/1/14	100,000	112,399
4.850%, 6/15/21	100,000	101,353

		528,835

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	300,000	309,375

Media (1.2%)
CBS Corp.
8.875%, 5/15/19	250,000	328,297
5.750%, 4/15/20	380,000	435,483
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.720%, 9/6/16	1,772,796	1,767,256
Comcast Corp.
6.500%, 1/15/15	1,369,000	1,562,168
5.900%, 3/15/16	300,000	346,221
6.500%, 1/15/17	300,000	358,293
5.875%, 2/15/18	777,000	916,541
5.700%, 5/15/18	300,000	352,677
6.950%, 8/15/37	416,000	527,328
COX Communications, Inc.
7.125%, 10/1/12	115,000	118,495
4.625%, 6/1/13	300,000	312,106
5.500%, 10/1/15	150,000	167,671
8.375%, 3/1/39§	840,000	1,166,892
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	205,588
3.500%, 3/1/16	300,000	314,833
7.625%, 5/15/16	414,000	435,053
5.200%, 3/15/20	130,000	143,896
4.600%, 2/15/21	300,000	316,550
6.375%, 3/1/41	335,000	380,347
5.150%, 3/15/42§	165,000	161,202
Discovery Communications LLC
3.700%, 6/1/15	200,000	213,454
5.050%, 6/1/20	200,000	225,711
Interpublic Group of Cos., Inc.
10.000%, 7/15/17	1,220,000	1,399,950
NBCUniversal Media LLC
3.650%, 4/30/15	300,000	316,958
5.150%, 4/30/20	966,000	1,078,898
4.375%, 4/1/21	1,105,000	1,178,268
News America, Inc.
4.500%, 2/15/21	500,000	529,321
7.750%, 1/20/24	293,000	335,413
8.500%, 2/23/25	232,000	290,779
Omnicom Group, Inc.
5.900%, 4/15/16	200,000	230,288
4.450%, 8/15/20	200,000	214,013
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	300,000	375,234
Thomson Reuters Corp.
5.700%, 10/1/14	300,000	330,375
4.700%, 10/15/19	150,000	166,499
Time Warner Cable, Inc.
6.200%, 7/1/13	500,000	532,713
5.850%, 5/1/17	750,000	869,675
5.000%, 2/1/20	200,000	221,178
4.000%, 9/1/21	250,000	255,474
5.875%, 11/15/40	395,000	424,336
5.500%, 9/1/41	470,000	490,091
Time Warner, Inc.
5.875%, 11/15/16	500,000	584,431
4.875%, 3/15/20	250,000	275,545
4.700%, 1/15/21	150,000	163,680
6.100%, 7/15/40	220,000	244,697
Viacom, Inc.
4.375%, 9/15/14	400,000	430,182
5.625%, 9/15/19	250,000	290,875
Walt Disney Co.
4.500%, 12/15/13	500,000	532,834
5.500%, 3/15/19	300,000	357,715
WPP Finance UK Corp.
8.000%, 9/15/14	250,000	286,393

		23,161,877

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	104,218
Kohl’s Corp.
6.250%, 12/15/17	100,000	119,223
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	174,800
5.900%, 12/1/16	920,000	1,053,400
7.450%, 7/15/17	769,000	926,645
Nordstrom, Inc.
6.750%, 6/1/14	100,000	112,784
4.750%, 5/1/20	100,000	112,965
4.000%, 10/15/21	100,000	107,062
Target Corp.
6.000%, 1/15/18	400,000	486,636

		3,197,733

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	108,928
4.000%, 11/15/20	250,000	258,338
Best Buy Co., Inc.
5.500%, 3/15/21	300,000	293,191
Home Depot, Inc.
5.400%, 3/1/16	500,000	576,559
4.400%, 4/1/21	250,000	282,304
Lowe’s Cos., Inc.
2.125%, 4/15/16	200,000	205,697
4.625%, 4/15/20	300,000	332,372
O’Reilly Automotive, Inc.
4.625%, 9/15/21	100,000	105,303
Staples, Inc.
9.750%, 1/15/14	200,000	227,115

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
TJX Cos., Inc.
6.950%, 4/15/19	$145,000	$180,042

		2,569,849

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	205,099

Total Consumer Discretionary		33,053,144

Consumer Staples (1.6%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	250,000	253,574
4.125%, 1/15/15	630,000	680,411
2.875%, 2/15/16	200,000	210,572
7.750%, 1/15/19	250,000	325,804
5.375%, 1/15/20	250,000	293,762
Beam, Inc.
6.375%, 6/15/14	100,000	109,108
Bottling Group LLC
6.950%, 3/15/14	400,000	449,045
5.500%, 4/1/16	200,000	232,456
Brown-Forman Corp.
2.500%, 1/15/16	150,000	155,814
Coca-Cola Co.
0.750%, 11/15/13	150,000	150,518
0.750%, 3/13/15	100,000	99,639
1.500%, 11/15/15	250,000	254,385
1.800%, 9/1/16	400,000	406,942
3.150%, 11/15/20	250,000	260,993
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	100,000	100,702
2.000%, 8/19/16	100,000	100,239
3.250%, 8/19/21	100,000	99,353
Diageo Capital plc
5.750%, 10/23/17	250,000	299,622
Diageo Finance B.V.
3.250%, 1/15/15	200,000	212,253
5.300%, 10/28/15	250,000	285,294
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	200,000	199,433
3.200%, 11/15/21	100,000	98,556
PepsiAmericas, Inc.
4.375%, 2/15/14	300,000	319,806
PepsiCo, Inc.
7.900%, 11/1/18	500,000	670,140
4.500%, 1/15/20	400,000	449,777

		6,718,198

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17	150,000	177,077
CVS Caremark Corp.
4.875%, 9/15/14	100,000	109,656
3.250%, 5/18/15	350,000	372,425
4.750%, 5/18/20	350,000	394,203
CVS Pass-Through Trust
7.507%, 1/10/32§	5,368,344	6,393,807
Delhaize Group S.A.
5.875%, 2/1/14	100,000	107,120
Kroger Co.
7.500%, 1/15/14	300,000	334,693
6.400%, 8/15/17	250,000	301,821
Safeway, Inc.
5.000%, 8/15/19	400,000	428,604
Walgreen Co.
4.875%, 8/1/13	200,000	211,308
5.250%, 1/15/19	100,000	115,252
Wal-Mart Stores, Inc.
3.000%, 2/3/14	600,000	626,756
2.875%, 4/1/15	750,000	795,811
5.800%, 2/15/18	500,000	605,804
3.250%, 10/25/20	200,000	209,651

		11,183,988

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	400,000	424,415
Campbell Soup Co.
3.375%, 8/15/14	100,000	106,092
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	224,538
Corn Products International, Inc.
3.200%, 11/1/15	100,000	104,809
4.625%, 11/1/20	100,000	105,486
General Mills, Inc.
5.250%, 8/15/13	250,000	265,070
5.650%, 2/15/19	250,000	297,046
H.J. Heinz Co.
5.350%, 7/15/13	250,000	264,883
Hershey Co.
4.850%, 8/15/15	250,000	280,051
Hormel Foods Corp.
4.125%, 4/15/21	100,000	109,115
J.M. Smucker Co.
3.500%, 10/15/21	200,000	202,971
Kellogg Co.
4.000%, 12/15/20	250,000	264,520
Kraft Foods, Inc.
2.625%, 5/8/13	300,000	305,673
4.125%, 2/9/16	350,000	380,210
6.500%, 8/11/17	1,030,000	1,244,420
6.125%, 2/1/18	500,000	598,672
5.375%, 2/10/20	500,000	578,312
6.500%, 2/9/40	250,000	307,158
McCormick & Co., Inc.
3.900%, 7/15/21	75,000	79,824
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	104,522
4.900%, 11/1/19	200,000	224,680
Tyson Foods, Inc.
10.500%, 3/1/14	970,000	1,122,775

		7,595,242

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	250,000	264,255
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	323,452
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	156,591
Kimberly-Clark Corp.
6.125%, 8/1/17	250,000	306,309
7.500%, 11/1/18	100,000	133,724
3.875%, 3/1/21	105,000	114,998
Procter & Gamble Co.
3.150%, 9/1/15	350,000	376,806
4.700%, 2/15/19	500,000	584,484

		2,260,619

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	$200,000	$213,659

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	300,000	335,699
9.700%, 11/10/18	650,000	883,819
4.750%, 5/5/21	250,000	268,160
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	113,880
6.875%, 5/1/20	250,000	293,948
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	524,384
5.650%, 5/16/18	650,000	777,816
Reynolds American, Inc.
6.750%, 6/15/17	300,000	356,599

		3,554,305

Total Consumer Staples		31,526,011

Energy (3.5%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
4.500%, 6/1/21	150,000	164,898
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	122,174
Ensco plc
3.250%, 3/15/16	520,000	540,855
4.700%, 3/15/21	951,000	1,027,327
Halliburton Co.
6.150%, 9/15/19	250,000	303,226
Pride International, Inc.
6.875%, 8/15/20	360,000	436,027
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	154,193
Transocean, Inc.
4.950%, 11/15/15	250,000	267,251
5.050%, 12/15/16	340,000	364,390
6.000%, 3/15/18	273,000	302,015
6.500%, 11/15/20	250,000	280,677
6.375%, 12/15/21	810,000	912,936
Weatherford International Ltd.
5.500%, 2/15/16	299,000	331,104
9.625%, 3/1/19	300,000	396,551

		5,603,624

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,611,000	1,856,678
6.375%, 9/15/17	690,000	820,934
8.700%, 3/15/19	300,000	394,635
Apache Corp.
6.000%, 9/15/13	250,000	269,081
5.625%, 1/15/17	200,000	234,852
Buckeye Partners LP
4.875%, 2/1/21	200,000	208,809
Canadian Natural Resources Ltd.
5.700%, 5/15/17	400,000	473,776
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,594
5.700%, 10/15/19	200,000	238,030
Chevron Corp.
3.950%, 3/3/14	350,000	372,914
4.950%, 3/3/19	250,000	294,369
ConocoPhillips
4.400%, 5/15/13	250,000	260,540
5.750%, 2/1/19	250,000	303,872
6.000%, 1/15/20	250,000	309,362
Devon Energy Corp.
2.400%, 7/15/16	150,000	154,106
4.000%, 7/15/21	200,000	213,871
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	340,103
Enbridge, Inc.
5.800%, 6/15/14	300,000	326,718
EnCana Corp.
4.750%, 10/15/13	300,000	317,545
6.500%, 5/15/19	2,845,000	3,416,577
Energy Transfer Partners LP
6.000%, 7/1/13	250,000	263,143
9.000%, 4/15/19	300,000	373,899
Enterprise Products Operating LLC
9.750%, 1/31/14	200,000	229,792
3.200%, 2/1/16	400,000	419,836
6.300%, 9/15/17	450,000	532,974
5.250%, 1/31/20	100,000	112,142
6.125%, 10/15/39	160,000	178,655
EOG Resources, Inc.
2.950%, 6/1/15	250,000	264,312
5.625%, 6/1/19	100,000	117,108
4.100%, 2/1/21	250,000	270,511
EQT Corp.
8.125%, 6/1/19	200,000	234,439
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,115,000
9.250%, 4/23/19(m)	300,000	370,500
Husky Energy, Inc.
5.900%, 6/15/14	335,000	367,620
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	200,000	212,049
5.625%, 2/15/15	100,000	111,113
6.000%, 2/1/17	200,000	231,559
6.850%, 2/15/20	250,000	297,348
5.800%, 3/1/21	5,500,000	6,162,526
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	177,851
4.250%, 2/1/21	100,000	106,173
Marathon Petroleum Corp.
3.500%, 3/1/16	130,000	135,211
5.125%, 3/1/21	150,000	162,571
6.500%, 3/1/41	698,000	766,530
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	383,924
Nexen, Inc.
6.200%, 7/30/19	100,000	115,983
7.500%, 7/30/39	900,000	1,131,188
Noble Holding International Ltd.
3.050%, 3/1/16	150,000	154,738
2.500%, 3/15/17	225,000	224,001
4.625%, 3/1/21	200,000	209,492
5.250%, 3/15/42	250,000	247,872
NuStar Logistics LP
4.800%, 9/1/20	200,000	205,892
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	104,396
4.125%, 6/1/16	150,000	166,183
4.100%, 2/1/21	300,000	325,971
ONEOK Partners LP
3.250%, 2/1/16	100,000	104,102
8.625%, 3/1/19	100,000	129,716

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
PC Financial Partnership
5.000%, 11/15/14	$500,000	$545,973
Petrobras International Finance Co.
3.875%, 1/27/16	2,940,000	3,087,230
3.500%, 2/6/17	250,000	255,862
7.875%, 3/15/19	350,000	431,307
5.750%, 1/20/20	2,680,000	2,960,270
5.375%, 1/27/21	250,000	270,200
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	286,257
Petroleos Mexicanos
4.875%, 3/15/15	350,000	379,631
8.000%, 5/3/19	500,000	632,000
6.000%, 3/5/20	620,000	706,800
Plains All American Pipeline LP/Plains All American Finance Corp
3.950%, 9/15/15	250,000	268,367
8.750%, 5/1/19	100,000	130,186
5.000%, 2/1/21	100,000	109,588
Shell International Finance B.V.
4.000%, 3/21/14	500,000	533,010
3.100%, 6/28/15	6,600,000	7,053,293
4.300%, 9/22/19	200,000	227,454
4.375%, 3/25/20	100,000	114,845
Spectra Energy Capital LLC
6.200%, 4/15/18	200,000	233,301
8.000%, 10/1/19	100,000	125,634
Statoil ASA
2.900%, 10/15/14	500,000	524,182
3.125%, 8/17/17	5,200,000	5,574,556
5.250%, 4/15/19	250,000	293,929
Talisman Energy, Inc.
7.750%, 6/1/19	200,000	245,360
Total Capital Canada Ltd.
1.625%, 1/28/14	200,000	199,600
Total Capital S.A.
3.125%, 10/2/15	400,000	417,371
4.450%, 6/24/20	100,000	108,043
4.125%, 1/28/21	200,000	213,267
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	213,528
7.125%, 1/15/19	400,000	505,948
3.800%, 10/1/20	5,800,000	6,131,438
6.350%, 5/15/67(l)	100,000	103,000
Transcontinental Gas Pipe Line Corp. Series B
8.875%, 7/15/12	1,000,000	1,021,147
Valero Energy Corp.
6.125%, 2/1/20	365,000	420,557
Williams Partners LP
3.800%, 2/15/15	200,000	212,246
5.250%, 3/15/20	310,000	342,345
4.000%, 11/15/21	100,000	100,841
XTO Energy, Inc.
6.250%, 8/1/17	200,000	245,972

		63,855,224

Total Energy		69,458,848

Financials (14.3%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	150,000	169,809
7.300%, 6/28/19	90,000	109,997
5.300%, 3/15/20	100,000	111,058
Bank of New York Mellon Corp.
5.125%, 8/27/13	250,000	265,682
3.100%, 1/15/15	500,000	527,307
1.200%, 2/20/15	85,000	85,188
5.450%, 5/15/19	200,000	232,050
4.150%, 2/1/21	200,000	214,986
3.550%, 9/23/21	100,000	102,618
Bear Stearns Cos. LLC
5.300%, 10/30/15	829,000	913,661
BlackRock, Inc.
3.500%, 12/10/14	250,000	268,761
5.000%, 12/10/19	200,000	229,404
Charles Schwab Corp.
4.950%, 6/1/14	100,000	108,404
4.450%, 7/22/20	100,000	106,331
Deutsche Bank AG/London
3.875%, 8/18/14	500,000	524,240
6.000%, 9/1/17	500,000	567,700
Eaton Vance Corp.
6.500%, 10/2/17	100,000	113,739
Goldman Sachs Group, Inc.
5.700%, 9/1/12	4,600,000	4,682,680
6.000%, 5/1/14	575,000	615,863
5.125%, 1/15/15	3,500,000	3,720,200
5.350%, 1/15/16	1,000,000	1,059,734
3.625%, 2/7/16	1,000,000	998,708
5.625%, 1/15/17	300,000	316,284
6.150%, 4/1/18	750,000	811,348
7.500%, 2/15/19	1,300,000	1,478,314
5.375%, 3/15/20	1,000,000	1,020,120
5.250%, 7/27/21	1,015,000	1,009,905
5.750%, 1/24/22	1,260,000	1,284,968
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	338,569
Lazard Group LLC
7.125%, 5/15/15	200,000	216,000
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	10,200,000	2,958,000
5.625%, 1/24/13(h)	5,000,000	1,475,000
6.750%, 12/28/17(b)(h)†	1,297,000	—
Merrill Lynch & Co., Inc.
6.150%, 4/25/13	1,024,000	1,065,672
5.700%, 5/2/17	750,000	767,800
6.875%, 4/25/18	1,000,000	1,110,460
Morgan Stanley
5.300%, 3/1/13	43,000	44,313
6.000%, 5/13/14	700,000	732,371
6.000%, 4/28/15	45,000	47,090
4.000%, 7/24/15	1,500,000	1,495,064
5.550%, 4/27/17	1,000,000	1,022,268
5.950%, 12/28/17	500,000	516,865
7.300%, 5/13/19	1,200,000	1,291,248
5.750%, 1/25/21	750,000	744,209
5.500%, 7/28/21	860,000	834,223
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	311,848
4.125%, 1/19/16	100,000	102,123
6.700%, 3/4/20	203,000	222,538
Northern Trust Corp.
3.450%, 11/4/20	200,000	205,383
Raymond James Financial, Inc.
4.250%, 4/15/16	100,000	103,089
8.600%, 8/15/19	100,000	121,141
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§	2,058,605	2,103,235

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
TD Ameritrade Holding Corp.
5.600%, 12/1/19		$100,000	$109,172

			39,586,740

Commercial Banks (4.7%)
American Express Bank FSB
5.500%, 4/16/13		500,000	523,067
Banco do Brasil S.A./Cayman
3.359%, 7/2/14(l)§		100,000	99,850
4.500%, 1/22/15§		50,000	52,438
Banco Santander S.A./Chile
2.162%, 1/19/16(l)§		7,600,000	7,144,000
Bancolombia S.A.
4.250%, 1/12/16		250,000	258,125
Bank of Montreal
2.125%, 6/28/13		200,000	203,060
Bank of Nova Scotia
2.375%, 12/17/13		1,000,000	1,027,856
3.400%, 1/22/15		200,000	212,010
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§		1,500,000	1,513,986
Barclays Bank plc
2.375%, 1/13/14		500,000	503,917
5.000%, 9/22/16		400,000	429,611
5.125%, 1/8/20		750,000	786,641
5.926%, 9/29/49(l)§		225,000	193,500
BB&T Corp.
3.375%, 9/25/13		100,000	103,656
3.200%, 3/15/16		400,000	419,196
5.250%, 11/1/19		300,000	334,405
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		200,000	199,288
BNP Paribas S.A.
3.250%, 3/11/15		600,000	605,940
5.000%, 1/15/21		500,000	504,712
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		300,000	302,854
2.350%, 12/11/15		200,000	204,827
Comerica Bank
5.750%, 11/21/16		250,000	283,575
Credit Suisse AG/Guernsey
1.625%, 3/6/15§		1,770,000	1,773,828
Credit Suisse AG/New York
5.000%, 5/15/13		1,250,000	1,297,888
5.300%, 8/13/19		100,000	110,324
5.400%, 1/14/20		330,000	341,253
4.375%, 8/5/20		400,000	417,736
Discover Bank/Delaware
8.700%, 11/18/19		895,000	1,108,941
DnB Bank ASA
3.200%, 4/3/17(b)§		4,300,000	4,298,484
Fifth Third Bancorp
3.625%, 1/25/16		250,000	263,050
5.450%, 1/15/17		250,000	274,011
First Horizon National Corp.
5.375%, 12/15/15		100,000	106,250
HSBC Bank plc
3.100%, 5/24/16§		570,000	578,783
HSBC Bank S.A./Brasil
4.000%, 5/11/16§		1,150,000	1,160,063
HSBC Bank USA/New York
4.875%, 8/24/20		500,000	513,599
HSBC Holdings plc
6.100%, 1/14/42		430,000	505,310
Huntington BancShares, Inc.
7.000%, 12/15/20		25,000	28,552
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		2,555,000	2,897,881
6.000%, 10/1/17		3,900,000	4,459,689
KeyBank N.A./Ohio
7.413%, 5/6/15		400,000	448,829
KeyCorp
6.500%, 5/14/13		250,000	264,593
KfW
1.375%, 7/15/13		1,045,000	1,057,185
1.375%, 1/13/14		1,500,000	1,521,323
3.500%, 3/10/14		1,000,000	1,055,484
2.625%, 3/3/15		500,000	525,816
1.250%, 10/26/15		750,000	756,982
2.625%, 2/16/16		1,000,000	1,055,786
4.875%, 1/17/17		1,324,000	1,537,457
4.500%, 7/16/18		500,000	576,901
4.875%, 6/17/19		500,000	590,598
4.000%, 1/27/20		500,000	557,158
2.750%, 9/8/20		1,000,000	1,020,411
6.250%, 5/19/21	AUD	6,200,000	6,917,292
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		$500,000	531,231
2.500%, 2/15/16		1,000,000	1,042,452
Lloyds TSB Bank plc
4.875%, 1/21/16		350,000	362,788
6.375%, 1/21/21		250,000	269,410
M&I Marshall & Ilsley Bank
4.850%, 6/16/15		250,000	267,945
Mellon Funding Corp.
5.000%, 12/1/14		250,000	270,571
Nordea Bank AB
1.467%, 1/14/14(l)§		5,800,000	5,779,971
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		500,000	500,986
4.875%, 2/16/16		500,000	556,822
PNC Bank N.A.
4.875%, 9/21/17		300,000	327,182
PNC Funding Corp.
3.625%, 2/8/15		750,000	796,723
5.625%, 2/1/17		300,000	335,561
5.125%, 2/8/20		100,000	112,607
4.375%, 8/11/20		100,000	108,223
Rabobank Nederland N.V.
1.850%, 1/10/14		750,000	757,928
3.875%, 2/8/22		200,000	193,226
Royal Bank of Canada
2.100%, 7/29/13		250,000	255,474
2.625%, 12/15/15		350,000	365,341
2.300%, 7/20/16		200,000	205,378
Royal Bank of Scotland Group plc
5.050%, 1/8/15		2,100,000	2,058,000
6.400%, 10/21/19		275,000	287,209
Royal Bank of Scotland plc
2.913%, 8/23/13(l)		4,600,000	4,589,664
3.250%, 1/11/14		250,000	252,860
3.950%, 9/21/15		500,000	506,385
5.625%, 8/24/20		250,000	260,313
Series 2
3.400%, 8/23/13		250,000	252,807
Sberbank (SB Capital S.A.)
5.499%, 7/7/15		2,250,000	2,373,750
Sparebank 1 Boligkreditt A/S
1.250%, 10/25/13§		2,510,000	2,524,939
2.300%, 6/30/17§		1,335,000	1,331,743

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	$250,000	$286,436
Svenska Handelsbanken AB
1.474%, 9/14/12(l)§	600,000	602,522
3.125%, 7/12/16	250,000	254,738
Toronto-Dominion Bank
2.500%, 7/14/16	350,000	356,940
2.375%, 10/19/16	200,000	205,058
U.S. Bancorp
4.200%, 5/15/14	750,000	802,026
2.450%, 7/27/15	250,000	258,634
U.S. Bank N.A./Ohio
4.950%, 10/30/14	400,000	438,950
UBS AG/Connecticut
2.250%, 8/12/13	250,000	251,755
3.875%, 1/15/15	250,000	260,194
5.875%, 7/15/16	250,000	263,203
5.875%, 12/20/17	350,000	387,331
4.875%, 8/4/20	350,000	364,216
UFJ Finance Aruba AEC
6.750%, 7/15/13	810,000	859,600
Union Bank N.A.
2.125%, 12/16/13	450,000	457,622
Wachovia Bank N.A.
4.875%, 2/1/15	750,000	809,251
Wachovia Corp.
5.700%, 8/1/13	750,000	796,353
5.625%, 10/15/16	250,000	278,977
5.750%, 2/1/18	700,000	809,499
Wells Fargo & Co.
4.950%, 10/16/13	500,000	527,895
5.625%, 12/11/17	500,000	578,309
3.500%, 3/8/22	785,000	772,283
Wells Fargo Bank N.A.
5.750%, 5/16/16	500,000	562,336
Westpac Banking Corp.
2.100%, 8/2/13	300,000	305,917
3.000%, 8/4/15	500,000	520,061
4.875%, 11/19/19	300,000	322,767
Zions Bancorp
7.750%, 9/23/14	100,000	109,560

		93,847,893

Consumer Finance (1.8%)
Ally Financial, Inc.
6.875%, 8/28/12	1,000,000	1,015,000
3.710%, 2/11/14(l)	4,000,000	3,940,160
8.300%, 2/12/15	600,000	651,000
American Express Co.
4.875%, 7/15/13	250,000	261,673
7.250%, 5/20/14	250,000	280,017
6.150%, 8/28/17	1,000,000	1,171,286
7.000%, 3/19/18	6,450,000	7,846,157
8.125%, 5/20/19	250,000	327,883
American Express Credit Corp.
5.125%, 8/25/14	500,000	541,100
2.750%, 9/15/15	500,000	519,365
2.800%, 9/19/16	300,000	307,333
Capital One Bank USA N.A.
6.500%, 6/13/13	250,000	264,215
8.800%, 7/15/19	313,000	383,581
Capital One Financial Corp.
7.375%, 5/23/14	125,000	138,841
2.125%, 7/15/14	100,000	100,768
3.150%, 7/15/16	340,000	347,316
4.750%, 7/15/21	720,000	757,628
Caterpillar Financial Services Corp.
1.550%, 12/20/13	200,000	203,337
1.375%, 5/20/14	140,000	142,030
2.750%, 6/24/15	500,000	529,235
7.150%, 2/15/19	200,000	257,614
Discover Financial Services
6.450%, 6/12/17	200,000	224,000
Ford Motor Credit Co. LLC
7.800%, 6/1/12	1,800,000	1,815,750
7.500%, 8/1/12	3,000,000	3,052,500
HSBC Finance Corp.
4.750%, 7/15/13	250,000	259,756
5.000%, 6/30/15	685,000	727,140
6.676%, 1/15/21	750,000	803,160
PACCAR Financial Corp.
1.550%, 9/29/14	100,000	101,707
SLM Corp.
5.000%, 10/1/13	400,000	410,000
0.860%, 1/27/14(l)	885,000	842,963
6.250%, 1/25/16	1,373,000	1,427,920
8.000%, 3/25/20	500,000	543,750
Toyota Motor Credit Corp.
1.375%, 8/12/13	150,000	151,700
2.800%, 1/11/16	400,000	418,044
2.000%, 9/15/16	300,000	305,500
3.400%, 9/15/21	300,000	307,892
Volkswagen International Finance N.V.
4.000%, 8/12/20§	5,000,000	5,258,519

		36,635,840

Diversified Financial Services (3.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	250,000	262,192
Bank of America Corp.
4.750%, 8/15/13	470,000	488,428
7.375%, 5/15/14	1,000,000	1,087,002
4.500%, 4/1/15	500,000	517,056
6.500%, 8/1/16	1,225,000	1,344,794
5.625%, 10/14/16	500,000	532,856
3.875%, 3/22/17	405,000	406,552
7.625%, 6/1/19	250,000	288,460
5.625%, 7/1/20	1,000,000	1,037,138
5.700%, 1/24/22	190,000	200,242
Series MTNK
0.804%, 9/15/14(l)	1,450,000	1,371,892
Bank of America N.A.
5.300%, 3/15/17	500,000	522,903
Boeing Capital Corp.
3.250%, 10/27/14	500,000	532,808
2.125%, 8/15/16	150,000	155,020
BP Capital Markets plc
5.250%, 11/7/13	500,000	533,924
3.875%, 3/10/15	350,000	375,133
3.200%, 3/11/16	500,000	531,174
4.500%, 10/1/20	500,000	550,450
Citigroup, Inc.
5.500%, 4/11/13	800,000	830,097
6.000%, 12/13/13	500,000	530,667
6.375%, 8/12/14	1,000,000	1,085,759
5.000%, 9/15/14	1,195,000	1,234,589
4.750%, 5/19/15	500,000	526,515
4.587%, 12/15/15	1,530,000	1,609,682
3.953%, 6/15/16	500,000	513,209
5.500%, 2/15/17	250,000	261,879
6.000%, 8/15/17	430,000	477,858
2.203%, 5/15/18(l)	11,140,000	10,160,868

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
6.125%, 5/15/18		$1,000,000	$1,111,281
8.500%, 5/22/19		1,000,000	1,229,707
CME Group, Inc.
5.750%, 2/15/14		250,000	272,433
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		1,000,000	1,097,750
Crown Castle Towers LLC
6.113%, 1/15/20§		1,495,000	1,650,558
General Electric Capital Corp.
2.125%, 12/21/12		1,685,000	1,707,904
1.875%, 9/16/13		500,000	506,973
5.900%, 5/13/14		1,000,000	1,097,768
3.500%, 6/29/15		1,000,000	1,069,992
5.400%, 2/15/17		808,000	923,140
6.000%, 8/7/19		1,500,000	1,758,660
5.300%, 2/11/21		890,000	953,087
4.650%, 10/17/21		500,000	533,529
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		700,000	850,665
John Deere Capital Corp.
4.500%, 4/3/13		300,000	312,213
2.800%, 9/18/17		500,000	526,864
3.150%, 10/15/21		300,000	304,780
JPMorgan Chase & Co.
4.650%, 6/1/14		1,000,000	1,064,736
5.125%, 9/15/14		600,000	642,636
4.750%, 3/1/15		500,000	542,440
3.150%, 7/5/16		7,066,000	7,283,896
6.000%, 1/15/18		1,500,000	1,718,578
6.300%, 4/23/19		500,000	577,869
4.400%, 7/22/20		1,000,000	1,038,617
4.625%, 5/10/21		500,000	519,873
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	103,974
5.550%, 1/15/20		100,000	102,991
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17		200,000	208,082
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		300,000	316,729
5.450%, 2/1/18		300,000	350,043
Northern Rock Asset Management plc
5.625%, 6/22/17§		450,000	491,114
ORIX Corp.
4.710%, 4/27/15		250,000	263,211
Private Export Funding Corp.
4.550%, 5/15/15		200,000	223,181
4.950%, 11/15/15		200,000	228,264
1.375%, 2/15/17		50,000	50,052
RZD Capital Ltd.
5.739%, 4/3/17		200,000	210,750
TECO Finance, Inc.
5.150%, 3/15/20		100,000	111,971
TNK-BP Finance S.A.
7.500%, 3/13/13(m)		800,000	841,000
6.250%, 2/2/15(m)		600,000	645,750
7.500%, 7/18/16(m)		2,000,000	2,265,000
6.625%, 3/20/17(m)		1,100,000	1,214,125
7.875%, 3/13/18(m)		1,300,000	1,512,875
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)		900,000	1,106,877
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		250,000	241,250
Unilever Capital Corp.
2.750%, 2/10/16		100,000	105,930
4.800%, 2/15/19		300,000	350,927
Waha Aerospace B.V.
3.925%, 7/28/20§		8,415,000	8,709,525
Woodside Finance Ltd.
4.600%, 5/10/21§		315,000	321,949
XTRA Finance Corp.
5.150%, 4/1/17		100,000	113,657

			77,354,323

Insurance (1.4%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	280,761
2.600%, 11/23/15		100,000	103,832
5.900%, 6/15/19		100,000	119,904
Aegon N.V.
4.625%, 12/1/15		300,000	317,694
Aflac, Inc.
8.500%, 5/15/19		150,000	196,345
Alleghany Corp.
5.625%, 9/15/20		100,000	103,585
Allianz Finance II B.V.
5.750%, 7/8/41(l)	EUR	200,000	252,363
Allstate Corp.
7.500%, 6/15/13		$150,000	161,870
7.450%, 5/16/19		200,000	249,997
American Financial Group, Inc./Ohio
9.875%, 6/15/19		100,000	126,266
American International Group, Inc.
4.250%, 9/15/14		300,000	311,131
5.050%, 10/1/15		250,000	267,247
5.600%, 10/18/16		100,000	109,378
3.800%, 3/22/17		613,000	620,801
5.450%, 5/18/17		250,000	271,378
5.850%, 1/16/18		500,000	547,350
6.400%, 12/15/20		200,000	224,437
8.175%, 5/15/58(l)		6,400,000	6,768,000
Aon Corp.
3.500%, 9/30/15		250,000	261,864
Aon plc
5.000%, 9/30/20		100,000	109,649
Axis Specialty Finance LLC
5.875%, 6/1/20		150,000	161,221
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12		2,728,000	2,741,797
5.000%, 8/15/13		250,000	264,575
4.850%, 1/15/15		400,000	445,084
4.250%, 1/15/21		300,000	325,315
Chubb Corp.
5.750%, 5/15/18		100,000	120,437
6.375%, 3/29/67(l)		200,000	208,000
CNA Financial Corp.
5.875%, 8/15/20		300,000	320,586
Fairfax Financial Holdings Ltd.
5.800%, 5/15/21§		826,000	785,718
Genworth Financial, Inc.
8.625%, 12/15/16		200,000	223,003
7.700%, 6/15/20		250,000	260,613
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		200,000	213,060
HCC Insurance Holdings, Inc.
6.300%, 11/15/19		100,000	110,359
Lincoln National Corp.
8.750%, 7/1/19		100,000	126,951
7.000%, 6/15/40		585,000	691,567

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.050%, 4/20/67(l)	$907,000	$843,510
Manulife Financial Corp.
3.400%, 9/17/15	1,230,000	1,271,471
Markel Corp.
7.125%, 9/30/19	100,000	113,514
5.350%, 6/1/21	100,000	103,296
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	175,000	193,598
4.800%, 7/15/21	100,000	109,435
MetLife, Inc.
2.375%, 2/6/14	250,000	255,327
6.750%, 6/1/16	300,000	356,278
4.750%, 2/8/21	250,000	274,245
Metropolitan Life Global Funding I
2.500%, 1/11/13§	470,000	475,389
5.125%, 6/10/14§	775,000	837,466
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	100,000	103,941
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	250,712
Progressive Corp.
3.750%, 8/23/21	125,000	133,283
Protective Life Corp.
7.375%, 10/15/19	100,000	109,715
Prudential Financial, Inc.
4.500%, 7/15/13	269,000	279,697
6.200%, 1/15/15	45,000	50,061
4.750%, 9/17/15	1,695,000	1,834,114
6.000%, 12/1/17	750,000	862,421
5.375%, 6/21/20	470,000	524,810
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	111,571
Torchmark Corp.
9.250%, 6/15/19	100,000	123,628
Travelers Cos., Inc.
5.500%, 12/1/15	150,000	170,236
5.800%, 5/15/18	250,000	300,863
Unum Group
5.625%, 9/15/20	100,000	105,765
Willis North America, Inc.
5.625%, 7/15/15	365,000	390,203

		28,586,687

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
4.625%, 4/1/15	150,000	159,788
5.050%, 9/1/20	350,000	366,438
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	171,698
Boston Properties LP
3.700%, 11/15/18	200,000	206,704
5.875%, 10/15/19	300,000	347,803
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	101,862
Camden Property Trust
4.625%, 6/15/21	200,000	207,860
CommonWealth REIT
6.650%, 1/15/18	100,000	106,930
Digital Realty Trust LP
4.500%, 7/15/15	100,000	103,879
Duke Realty LP
6.250%, 5/15/13	100,000	104,559
6.750%, 3/15/20	150,000	175,299
Entertainment Properties Trust
7.750%, 7/15/20	100,000	105,170
Equity One, Inc.
6.250%, 12/15/14	100,000	107,316
ERP Operating LP
5.125%, 3/15/16	500,000	550,473
HCP, Inc.
2.700%, 2/1/14	120,000	121,529
3.750%, 2/1/16	100,000	102,971
6.000%, 1/30/17	200,000	222,022
5.375%, 2/1/21	250,000	268,847
Health Care REIT, Inc.
4.700%, 9/15/17	200,000	208,079
6.125%, 4/15/20	145,000	159,528
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	100,000	109,595
Hospitality Properties Trust
7.875%, 8/15/14	100,000	109,516
5.625%, 3/15/17	100,000	106,516
Kilroy Realty LP
5.000%, 11/3/15	100,000	107,075
Kimco Realty Corp.
6.875%, 10/1/19	100,000	116,444
Liberty Property LP
4.750%, 10/1/20	200,000	206,104
Mack-Cali Realty LP
7.750%, 8/15/19	100,000	121,390
Realty Income Corp.
5.750%, 1/15/21	250,000	273,450
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	100,000
Simon Property Group LP
5.100%, 6/15/15	508,000	560,563
5.650%, 2/1/20	500,000	571,368
UDR, Inc.
4.250%, 6/1/18	200,000	208,658
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	102,012
4.250%, 3/1/22	110,000	106,811

		6,698,257

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	150,000	164,206
6.250%, 3/15/17	100,000	110,750
7.375%, 10/30/19	200,000	231,508

		506,464

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	99,700
3.875%, 11/10/14§	3,900,000	3,849,656
4.000%, 4/27/16	100,000	99,242
Santander Holdings USA, Inc.
4.625%, 4/19/16	100,000	101,330

		4,149,928

Total Financials		287,366,132

Health Care (1.8%)
Biotechnology (0.1%)
Amgen, Inc.
1.875%, 11/15/14	250,000	255,860
5.850%, 6/1/17	300,000	352,468
6.150%, 6/1/18	30,000	35,770
3.450%, 10/1/20	300,000	300,727
4.100%, 6/15/21	300,000	313,633
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	121,760

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Genentech, Inc.
4.750%, 7/15/15	$100,000	$111,369
Gilead Sciences, Inc.
4.500%, 4/1/21	300,000	317,348

		1,808,935

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.000%, 3/1/14	250,000	266,072
5.900%, 9/1/16	200,000	237,681
4.250%, 3/15/20	100,000	110,206
Becton Dickinson and Co.
3.250%, 11/12/20	300,000	310,794
Boston Scientific Corp.
4.500%, 1/15/15	525,000	563,049
6.250%, 11/15/15	837,000	922,176
6.400%, 6/15/16	335,000	384,680
5.125%, 1/12/17	960,000	1,056,193
6.000%, 1/15/20	100,000	114,570
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,498
CareFusion Corp.
5.125%, 8/1/14	130,000	140,171
Covidien International Finance S.A.
1.875%, 6/15/13	200,000	201,931
2.800%, 6/15/15	100,000	104,006
4.200%, 6/15/20	100,000	108,662
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	55,695
4.125%, 8/15/21	100,000	101,929
Medtronic, Inc.
3.000%, 3/15/15	300,000	317,882
4.450%, 3/15/20	300,000	338,056
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	317,918
Stryker Corp.
3.000%, 1/15/15	100,000	105,525
4.375%, 1/15/20	100,000	110,898
Zimmer Holdings, Inc.
4.625%, 11/30/19	150,000	164,760

		6,137,352

Health Care Providers & Services (0.8%)
Aetna, Inc.
3.950%, 9/1/20	350,000	369,293
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	168,790
Aristotle Holding, Inc.
2.750%, 11/21/14§	250,000	253,503
4.750%, 11/15/21§	100,000	105,759
Cardinal Health, Inc.
4.000%, 6/15/15	100,000	106,608
4.625%, 12/15/20	100,000	110,206
Cigna Corp.
5.125%, 6/15/20	215,000	234,568
4.375%, 12/15/20	100,000	105,000
Coventry Health Care, Inc.
5.450%, 6/15/21	155,000	170,113
Express Scripts, Inc.
6.250%, 6/15/14	135,000	148,114
3.125%, 5/15/16	250,000	258,719
Fresenius Medical Care U.S. Finance, Inc.
1.845%, 3/31/13	6,476,257	6,466,141
HCA, Inc.
2.491%, 11/17/13(l)	3,500,000	3,483,375
2.746%, 5/1/18	2,850,000	2,770,200
Humana, Inc.
7.200%, 6/15/18	150,000	179,386
Laboratory Corp. of America Holdings
4.625%, 11/15/20	250,000	267,547
McKesson Corp.
6.500%, 2/15/14	100,000	110,038
4.750%, 3/1/21	250,000	282,577
Medco Health Solutions, Inc.
2.750%, 9/15/15	100,000	102,184
7.125%, 3/15/18	250,000	299,121
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	237,739
UnitedHealth Group, Inc.
4.700%, 2/15/21	400,000	449,691
3.375%, 11/15/21	225,000	230,352
WellPoint, Inc.
4.350%, 8/15/20	650,000	708,594

		17,617,618

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.500%, 7/15/13	100,000	101,526
6.500%, 11/1/17	100,000	119,368
Life Technologies Corp.
4.400%, 3/1/15	200,000	213,703
6.000%, 3/1/20	305,000	353,606
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	300,000	307,924
3.200%, 3/1/16	500,000	534,255

		1,630,382

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
2.700%, 5/27/15	300,000	317,122
5.600%, 11/30/17	250,000	301,895
4.125%, 5/27/20	400,000	447,008
Allergan, Inc.
3.375%, 9/15/20	250,000	259,468
AstraZeneca plc
5.900%, 9/15/17	200,000	240,336
Bristol-Myers Squibb Co.
5.450%, 5/1/18	200,000	239,337
Eli Lilly and Co.
5.200%, 3/15/17	300,000	350,693
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	750,000	904,695
Hospira, Inc.
6.400%, 5/15/15	250,000	275,191
Johnson & Johnson
1.200%, 5/15/14	200,000	202,958
5.550%, 8/15/17	300,000	363,376
2.950%, 9/1/20	200,000	210,419
Merck & Co., Inc.
5.300%, 12/1/13	500,000	539,548
6.000%, 9/15/17	200,000	245,255
Novartis Capital Corp.
1.900%, 4/24/13	340,000	345,468
4.125%, 2/10/14	300,000	319,555
2.900%, 4/24/15	200,000	212,209
Novartis Securities Investment Ltd.
5.125%, 2/10/19	350,000	411,700
Pfizer, Inc.
4.500%, 2/15/14	250,000	268,452
5.350%, 3/15/15	500,000	565,907
6.200%, 3/15/19	250,000	312,646
Sanofi S.A.
1.625%, 3/28/14	200,000	203,898

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 3/29/16	$250,000	$261,410
4.000%, 3/29/21	200,000	217,841
Teva Pharmaceutical Finance Co. B.V. Series 2
3.650%, 11/10/21	245,000	247,450
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	302,840
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	435,000	439,350
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	150,000	152,559
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	133,870
6.125%, 8/15/19	130,000	145,992
Wyeth LLC
5.500%, 2/15/16	500,000	581,288

		10,019,736

Total Health Care		37,214,023

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	110,154
General Dynamics Corp.
5.250%, 2/1/14	600,000	650,167
Goodrich Corp.
6.125%, 3/1/19	200,000	242,499
Honeywell International, Inc.
5.300%, 3/1/18	350,000	414,000
4.250%, 3/1/21	250,000	283,001
L-3 Communications Corp.
3.950%, 11/15/16	100,000	105,197
4.950%, 2/15/21	400,000	418,169
Lockheed Martin Corp.
2.125%, 9/15/16	250,000	253,000
3.350%, 9/15/21	250,000	250,664
Northrop Grumman Corp.
3.700%, 8/1/14	300,000	314,393
Raytheon Co.
4.400%, 2/15/20	400,000	443,031
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	58,502
Textron, Inc.
4.625%, 9/21/16	100,000	105,667
7.250%, 10/1/19	100,000	115,649
United Technologies Corp.
4.875%, 5/1/15	250,000	280,249
6.125%, 2/1/19	150,000	183,976
4.500%, 4/15/20	200,000	228,670

		4,456,988

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	100,000	130,559
United Parcel Service, Inc.
3.875%, 4/1/14	300,000	319,852
3.125%, 1/15/21	300,000	312,601

		763,012

Airlines (0.2%)
American Airlines, Inc. Series A
8.625%, 10/15/21	400,000	421,000
Continental Airlines, Inc., Class B
9.000%, 7/8/16	221,188	252,983
Series B B
6.000%, 1/12/19	2,878,535	2,853,348
Delta Air Lines, Inc.
4.950%, 5/23/19	190,644	202,330
7.750%, 12/17/19	175,449	201,556
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17	166,977	191,606

		4,122,823

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	250,000	274,854
5.750%, 1/15/21	250,000	261,962
Owens Corning, Inc.
9.000%, 6/15/19	200,000	243,000

		779,816

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	364,902
Avery Dennison Corp.
5.375%, 4/15/20	100,000	103,489
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	250,000	278,966
Cornell University
5.450%, 2/1/19	200,000	234,516
Pitney Bowes, Inc.
3.875%, 6/15/13	100,000	103,000
5.750%, 9/15/17	300,000	314,250
Republic Services, Inc.
5.500%, 9/15/19	148,000	171,623
Waste Management, Inc.
7.375%, 3/11/19	200,000	250,625
4.750%, 6/30/20	100,000	110,938
Yale University
2.900%, 10/15/14	250,000	263,871

		2,196,180

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13	150,000	161,716
4.875%, 10/15/19	250,000	288,784
Roper Industries, Inc.
6.625%, 8/15/13	100,000	106,728

		557,228

Industrial Conglomerates (0.1%)
3M Co.
4.375%, 8/15/13	100,000	105,405
1.375%, 9/29/16	100,000	100,597
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	111,627
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	103,044
3.875%, 12/15/20	100,000	106,361
Danaher Corp.
5.400%, 3/1/19	100,000	118,510
3.900%, 6/23/21	150,000	164,383
General Electric Co.
5.250%, 12/6/17	500,000	575,371
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13	150,000	159,611
6.875%, 8/15/18	100,000	122,443
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	200,000	233,392
Tyco Electronics Group S.A.
4.875%, 1/15/21	200,000	215,652

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Tyco International Finance S.A.
4.125%, 10/15/14	$100,000	$106,932
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	300,000	372,924

		2,596,252

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	126,836
Dover Corp.
5.450%, 3/15/18	100,000	117,386
Eaton Corp.
4.900%, 5/15/13	250,000	261,671
Harsco Corp.
2.700%, 10/15/15	250,000	256,327
Illinois Tool Works, Inc.
5.150%, 4/1/14	100,000	108,626
3.375%, 9/15/21§	120,000	125,195
Joy Global, Inc.
5.125%, 10/15/21	160,000	173,028
Kennametal, Inc.
3.875%, 2/15/22	147,000	148,053
Pall Corp.
5.000%, 6/15/20	100,000	109,360
Pentair, Inc.
5.000%, 5/15/21	150,000	158,225
Snap-On, Inc.
4.250%, 1/15/18	100,000	108,502
Xylem, Inc.
3.550%, 9/20/16§	250,000	261,093

		1,954,302

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	117,051
Equifax, Inc.
4.450%, 12/1/14	100,000	106,228
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	106,500

		329,779

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	561,809
Canadian National Railway Co.
5.550%, 3/1/19	350,000	415,656
Canadian Pacific Railway Co.
7.250%, 5/15/19	100,000	120,532
CSX Corp.
6.250%, 4/1/15	150,000	172,493
6.250%, 3/15/18	300,000	359,169
3.700%, 10/30/20	100,000	103,973
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	103,064
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	337,544
5.900%, 6/15/19	200,000	238,471
Ryder System, Inc.
3.600%, 3/1/16	200,000	209,827
Union Pacific Corp.
5.125%, 2/15/14	100,000	107,684
5.700%, 8/15/18	250,000	297,690

		3,027,912

Trading Companies & Distributors (0.1%)
GATX Corp.
4.750%, 5/15/15	100,000	107,331
3.500%, 7/15/16	100,000	102,223
Noble Group Ltd.
6.750%, 1/29/20§	1,700,000	1,674,500

		1,884,054

Total Industrials		22,668,346

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	650,000	755,742
4.950%, 2/15/19	550,000	635,005
Harris Corp.
6.375%, 6/15/19	85,000	98,366
Motorola Solutions, Inc.
6.000%, 11/15/17	100,000	115,767
Nokia Oyj
5.375%, 5/15/19	100,000	98,547

		1,703,427

Computers & Peripherals (0.1%)
Dell, Inc.
1.400%, 9/10/13	200,000	201,664
2.300%, 9/10/15	250,000	258,670
5.875%, 6/15/19	125,000	146,658
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	508,476
2.350%, 3/15/15	100,000	102,012
2.200%, 12/1/15	250,000	252,005
3.000%, 9/15/16	250,000	256,833
3.750%, 12/1/20	500,000	496,774
4.375%, 9/15/21	250,000	258,132

		2,481,224

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	108,555
Arrow Electronics, Inc.
3.375%, 11/1/15	100,000	101,984
6.000%, 4/1/20	100,000	109,420
Avnet, Inc.
5.875%, 6/15/20	250,000	264,706
Jabil Circuit, Inc.
8.250%, 3/15/18	970,000	1,125,200

		1,709,865

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	100,000	101,943
3.250%, 10/15/20	100,000	101,365
Google, Inc.
1.250%, 5/19/14	250,000	253,494
2.125%, 5/19/16	100,000	103,536
3.625%, 5/19/21	100,000	108,640

		668,978

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	200,000	215,137
Fiserv, Inc.
3.125%, 10/1/15	250,000	255,488
4.625%, 10/1/20	100,000	103,787
HP Enterprise Services LLC
6.000%, 8/1/13	550,000	584,651
International Business Machines Corp.
2.100%, 5/6/13	400,000	407,220
1.000%, 8/5/13	300,000	302,137
1.250%, 5/12/14	250,000	253,029
5.700%, 9/14/17	750,000	900,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
SAIC, Inc.
4.450%, 12/1/20	$200,000	$210,459
Western Union Co.
5.253%, 4/1/20	400,000	440,694

		3,672,666

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	390,000	440,587
6.350%, 5/15/18	300,000	348,389

		788,976

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	109,231
Intel Corp.
1.950%, 10/1/16	200,000	204,831
3.300%, 10/1/21	296,000	305,672
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	102,871
Texas Instruments, Inc.
1.375%, 5/15/14	250,000	253,001
2.375%, 5/16/16	250,000	260,634

		1,236,240

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	104,917
4.750%, 2/1/20	125,000	136,829
BMC Software, Inc.
4.250%, 2/15/22	25,000	25,065
CA, Inc.
6.125%, 12/1/14	150,000	163,776
Microsoft Corp.
2.950%, 6/1/14	500,000	524,929
4.200%, 6/1/19	300,000	338,362
Oracle Corp.
5.250%, 1/15/16	500,000	575,127
5.750%, 4/15/18	600,000	725,131
5.375%, 7/15/40	575,000	661,696

		3,255,832

Total Information Technology		15,517,208

Materials (1.1%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	56,165
4.375%, 8/21/19	200,000	222,746
Airgas, Inc.
2.850%, 10/1/13	100,000	102,178
3.250%, 10/1/15	200,000	208,097
Cabot Corp.
5.000%, 10/1/16	100,000	108,159
Dow Chemical Co.
7.600%, 5/15/14	370,000	418,826
8.550%, 5/15/19	310,000	405,376
4.250%, 11/15/20	600,000	628,335
4.125%, 11/15/21	190,000	194,053
E.I. du Pont de Nemours & Co.
1.750%, 3/25/14	200,000	204,372
3.250%, 1/15/15	300,000	319,574
6.000%, 7/15/18	250,000	307,785
3.625%, 1/15/21	350,000	374,954
Monsanto Co.
5.125%, 4/15/18	100,000	116,885
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	168,874
4.875%, 3/30/20	150,000	170,462
PPG Industries, Inc.
1.900%, 1/15/16	100,000	100,390
6.650%, 3/15/18	150,000	182,500
3.600%, 11/15/20	150,000	155,320
Praxair, Inc.
2.125%, 6/14/13	250,000	254,804
4.625%, 3/30/15	253,000	280,720
4.500%, 8/15/19	200,000	227,200
RPM International, Inc.
6.125%, 10/15/19	100,000	111,620
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	105,765
Valspar Corp.
7.250%, 6/15/19	100,000	118,689

		5,543,849

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	237,000	222,962

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	100,000	118,566

Metals & Mining (0.6%)
Alcoa, Inc.
6.000%, 7/15/13	200,000	211,703
6.150%, 8/15/20	500,000	539,456
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	252,567
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	310,514
9.000%, 2/15/15	100,000	114,843
4.500%, 2/25/17	100,000	100,128
6.125%, 6/1/18	250,000	262,487
9.850%, 6/1/19	250,000	301,249
5.500%, 3/1/21	200,000	195,967
6.250%, 2/25/22	50,000	50,401
Barrick Gold Corp.
1.750%, 5/30/14	150,000	151,960
2.900%, 5/30/16	200,000	208,012
6.950%, 4/1/19	150,000	185,182
Barrick North America Finance LLC
4.400%, 5/30/21	250,000	264,135
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	547,108
6.500%, 4/1/19	500,000	619,081
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	105,000	108,499
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	1,500,000	1,678,125
CSN Islands XI Corp.
6.875%, 9/21/19§	100,000	113,165
CSN Resources S.A.
6.500%, 7/21/20§	2,500,000	2,800,000
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17	130,000	128,545
Newcrest Finance Pty Ltd.
4.450%, 11/15/21§	230,000	231,172
Newmont Mining Corp.
5.125%, 10/1/19	100,000	112,340
Nucor Corp.
5.850%, 6/1/18	150,000	180,368
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	200,000	222,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	416,885

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
9.000%, 5/1/19	$500,000	$677,112
4.125%, 5/20/21	250,000	263,373
Teck Resources Ltd.
10.750%, 5/15/19	150,000	186,000
4.500%, 1/15/21	100,000	104,750
Vale Overseas Ltd.
6.250%, 1/11/16	250,000	283,713
4.625%, 9/15/20	350,000	368,237
Xstrata Canada Corp.
5.500%, 6/15/17	224,000	246,520

		12,435,597

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	262,416
Georgia-Pacific LLC
8.250%, 5/1/16§	970,000	1,064,575
International Paper Co.
5.300%, 4/1/15	100,000	109,982
9.375%, 5/15/19	400,000	525,641
7.500%, 8/15/21	25,000	31,493
4.750%, 2/15/22	480,000	506,804
6.000%, 11/15/41	330,000	355,796

		2,856,707

Total Materials		21,177,681

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.850%, 2/15/14	750,000	805,270
2.500%, 8/15/15	500,000	520,208
5.500%, 2/1/18	500,000	588,878
4.450%, 5/15/21	600,000	664,617
BellSouth Corp.
5.200%, 9/15/14	250,000	273,039
British Telecommunications plc
5.950%, 1/15/18	250,000	289,192
CenturyLink, Inc.
6.450%, 6/15/21	250,000	258,957
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	535,438
6.750%, 8/20/18	200,000	240,647
Embarq Corp.
7.082%, 6/1/16	250,000	281,437
France Telecom S.A.
4.375%, 7/8/14	250,000	266,625
5.375%, 7/8/19	200,000	228,311
4.125%, 9/14/21	100,000	104,363
Qwest Corp.
7.625%, 6/15/15	1,580,000	1,785,400
8.375%, 5/1/16	500,000	585,000
6.500%, 6/1/17	250,000	281,875
Telecom Italia Capital S.A.
6.175%, 6/18/14	600,000	633,162
6.999%, 6/4/18	250,000	266,970
7.175%, 6/18/19	100,000	105,600
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	400,000	401,363
3.992%, 2/16/16	200,000	200,195
6.221%, 7/3/17	200,000	210,358
5.134%, 4/27/20	180,000	172,130
5.462%, 2/16/21	250,000	242,185
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	113,166
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	692,271
5.500%, 2/15/18	750,000	883,252
4.600%, 4/1/21	500,000	558,746
3.500%, 11/1/21	350,000	359,462
6.400%, 2/15/38	613,000	742,749
Virgin Media Secured Finance plc
6.500%, 1/15/18	1,526,000	1,652,582
5.250%, 1/15/21	250,000	266,416

		15,209,864

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,200,000	1,214,352
5.625%, 11/15/17	100,000	116,623
5.000%, 3/30/20	4,500,000	5,011,824
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	600,000	650,448
8.500%, 11/15/18	300,000	412,410
Rogers Communications, Inc.
6.250%, 6/15/13	350,000	372,209
6.800%, 8/15/18	250,000	310,362
Vodafone Group plc
4.150%, 6/10/14	500,000	532,250
5.000%, 9/15/15	300,000	335,171
5.450%, 6/10/19	300,000	349,457
Term Loan
6.875%, 8/17/15	4,651,615	4,628,357

		13,933,463

Total Telecommunication Services		29,143,327

Utilities (1.9%)
Electric Utilities (1.3%)
Alabama Power Co.
3.950%, 6/1/21	460,000	495,661
Ameren Illinois Co.
6.250%, 4/1/18	150,000	174,881
Arizona Public Service Co.
5.800%, 6/30/14	250,000	273,096
Carolina Power & Light Co.
5.300%, 1/15/19	250,000	293,114
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	241,815
5.950%, 12/15/36	90,000	95,001
Commonwealth Edison Co.
6.150%, 9/15/17	500,000	602,677
Consumers Energy Co.
6.700%, 9/15/19	250,000	312,375
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	956,250
Detroit Edison Co.
5.600%, 6/15/18	100,000	118,937
Duke Energy Carolinas LLC
4.300%, 6/15/20	600,000	669,830
4.250%, 12/15/41	450,000	446,844
Duke Energy Corp.
2.150%, 11/15/16	400,000	405,033
5.050%, 9/15/19	100,000	113,469
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,757,829
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	299,078
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	320,017
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	539,886

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Florida Power & Light Co.
5.550%, 11/1/17	$100,000	$119,132
5.950%, 2/1/38	189,000	237,549
Florida Power Corp.
4.550%, 4/1/20	50,000	56,272
3.100%, 8/15/21	100,000	100,271
5.900%, 3/1/33	82,000	98,175
Georgia Power Co.
1.300%, 9/15/13	250,000	251,487
3.000%, 4/15/16	370,000	388,786
5.400%, 6/1/18	300,000	351,390
Hydro Quebec
7.500%, 4/1/16	300,000	365,077
2.000%, 6/30/16	200,000	204,815
9.400%, 2/1/21	600,000	880,916
8.400%, 1/15/22	1,150,000	1,617,234
Series IO
8.050%, 7/7/24	1,180,000	1,697,099
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	305,452
Ipalco Enterprises, Inc.
5.000%, 5/1/18	1,150,000	1,141,375
Jersey Central Power & Light Co.
7.350%, 2/1/19	132,000	166,100
Kansas City Power & Light Co.
5.850%, 6/15/17	200,000	226,998
LG&E and KU Energy LLC
2.125%, 11/15/15	250,000	250,608
3.750%, 11/15/20	300,000	298,748
MidAmerican Energy Co.
4.650%, 10/1/14	100,000	108,282
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	100,000	117,023
5.950%, 5/15/37	434,000	506,336
6.500%, 9/15/37	400,000	499,221
Nevada Power Co.
7.125%, 3/15/19	300,000	376,670
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	200,000	205,364
7.875%, 12/15/15	300,000	361,514
Northern States Power Co.
1.950%, 8/15/15	100,000	102,985
5.250%, 3/1/18	150,000	175,630
Ohio Power Co.
6.050%, 5/1/18	100,000	117,808
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	242,297
Pacific Gas & Electric Co.
6.250%, 12/1/13	250,000	272,166
3.500%, 10/1/20	250,000	258,269
4.250%, 5/15/21	100,000	109,041
PacifiCorp
5.500%, 1/15/19	250,000	295,387
Peco Energy Co.
5.000%, 10/1/14	100,000	109,709
Portland General Electric Co.
6.100%, 4/15/19	100,000	121,304
Progress Energy, Inc.
5.625%, 1/15/16	200,000	227,674
PSEG Power LLC
2.500%, 4/15/13	100,000	101,768
5.125%, 4/15/20	200,000	219,396
Public Service Co. of Colorado
3.200%, 11/15/20	250,000	256,312
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	425,960
Public Service Electric & Gas Co.
6.330%, 11/1/13	250,000	271,306
Southern California Edison Co.
5.750%, 3/15/14	300,000	327,347
Series 08-A
5.950%, 2/1/38	150,000	188,655
Southern Co.
4.150%, 5/15/14	125,000	133,474
1.950%, 9/1/16	110,000	111,975
Tampa Electric Co.
6.100%, 5/15/18	75,000	90,329
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	419,514
TransAlta Corp.
4.750%, 1/15/15	200,000	213,693
Union Electric Co.
6.700%, 2/1/19	250,000	305,214
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	300,000	344,094
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	250,277

		25,739,271

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	250,057
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	222,116
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	346,513
4.500%, 1/15/21	300,000	320,836
Series B
7.875%, 4/1/13	100,000	106,355
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	424,403
KeySpan Gas East Corp.
5.819%, 4/1/41§	390,000	454,733
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	200,000	224,075
Questar Corp.
2.750%, 2/1/16	85,000	86,602
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,388,000	1,278,695
Southern California Gas Co.
5.500%, 3/15/14	100,000	108,939

		3,823,324

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	275,120
7.600%, 4/1/32	225,000	292,483
Tennessee Valley Authority
4.750%, 8/1/13	500,000	529,354
5.500%, 7/18/17	676,000	816,216
3.875%, 2/15/21	500,000	559,632
5.250%, 9/15/39	2,815,000	3,386,033

		5,858,838

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	212,111
Dominion Resources, Inc.
5.150%, 7/15/15	283,000	316,565
1.950%, 8/15/16	622,000	627,014
6.000%, 11/30/17	400,000	478,599

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
National Grid plc
6.300%, 8/1/16	$100,000	$115,071
NiSource Finance Corp.
6.400%, 3/15/18	200,000	232,836
NSTAR
4.500%, 11/15/19	100,000	111,723
Sempra Energy
9.800%, 2/15/19	350,000	476,135

		2,570,054

Total Utilities		37,991,487

Total Corporate Bonds		585,116,207

Government Securities (63.5%)
Agency ABS (0.6%)
Small Business Administration
Series 2003-10A 1
4.628%, 3/10/13	71,257	73,301
Series 2008-P10B 1
5.944%, 8/10/18	1,908,367	2,091,131
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930%, 1/1/24	389,620	431,393
Series 2004-20C
4.340%, 3/1/24	2,587,756	2,802,074
Series 2005-20B
4.625%, 2/1/25	239,851	261,035
Series 2008-20A
5.170%, 1/1/28	649,370	731,910
Series 2008-20C 1
5.490%, 3/1/28	2,312,786	2,613,607
Series 2008-20G
5.870%, 7/1/28	2,429,056	2,796,074

		11,800,525

Agency CMO (15.2%)
Federal Home Loan Mortgage Corp.
6.000%, 1/1/14	3,449	3,566
5.500%, 2/1/14	10,645	11,521
6.000%, 7/1/14	2,682	2,794
6.000%, 2/1/17	78,112	84,613
6.000%, 3/1/17	3,727	4,034
6.500%, 3/1/17	25,099	27,230
6.000%, 4/1/17	59,218	64,192
6.000%, 5/1/17	1,154	1,252
4.879%, 5/19/17	3,500,000	3,640,000
6.000%, 7/1/17	11,628	12,693
6.000%, 8/1/17	28,931	31,488
5.500%, 11/1/17	30,813	33,349
2.375%, 11/1/31(l)	13,057	13,777
2.533%, 4/1/36(l)	368,419	392,597
4.500%, 5/15/42 TBA	600,000	635,227
5.000%, 5/15/42 TBA	7,000,000	7,527,461
5.500%, 5/15/42 TBA	100,000	108,535
Series 2864 NA
5.500%, 1/15/31	176,597	181,367
Federal National Mortgage Association
7.000%, 4/1/15	11,976	12,595
7.000%, 4/1/16	19,857	21,241
5.500%, 2/1/17	37,306	40,612
5.500%, 6/1/17	10,034	10,923
4.000%, 4/1/23	22,788	24,126
4.775%, 2/1/24(l)	1,597	1,731
5.073%, 6/1/24(l)	589	608
4.000%, 9/1/25	641,927	679,615
4.000%, 1/1/26	642,960	680,709
4.000%, 7/1/26	908,359	961,690
4.000%, 8/1/26	451,760	478,283
3.500%, 11/1/26	914,366	958,906
2.380%, 1/1/28(l)	107,860	112,615
2.468%, 3/1/33(l)	126,894	131,348
6.000%, 2/1/34	460,426	514,743
5.000%, 7/1/34	2,418,206	2,616,669
6.000%, 8/1/34	269,569	300,695
5.500%, 2/1/35	1,355,463	1,486,085
5.000%, 3/1/35	1,423,625	1,540,240
6.000%, 4/1/35	4,201,722	4,695,728
5.000%, 5/1/35	124,166	134,259
5.000%, 6/1/35	589,882	638,294
5.000%, 7/1/35	206,295	223,226
5.500%, 12/1/35	944,213	1,034,909
2.509%, 1/1/36(l)	1,993,939	2,124,792
6.500%, 9/1/37	638,635	712,677
5.500%, 6/1/38	2	2
6.500%, 10/1/38	2,815,275	3,141,671
4.000%, 8/1/39	1,000,001	1,048,165
6.500%, 10/1/39	2,230,641	2,489,256
4.000%, 8/1/40	1,465,922	1,536,526
4.000%, 9/1/40	1,241,066	1,300,841
4.000%, 10/1/40	5,583,969	5,855,163
4.000%, 11/1/40	9,436,253	9,890,741
2.410%, 12/1/40(l)	57,045	59,850
4.000%, 12/1/40	34,255,709	35,905,604
4.000%, 1/1/41	7,014,268	7,425,953
4.500%, 1/1/41	248,974	267,258
4.000%, 2/1/41	1,066,026	1,117,370
4.500%, 3/1/41	2,728,269	2,928,626
4.000%, 4/1/41	3,447,557	3,628,700
4.500%, 4/1/41	3,085,498	3,312,089
4.500%, 6/1/41	476,630	511,633
4.000%, 12/1/41	6,819,102	7,220,536
3.500%, 4/25/27 TBA	2,600,000	2,726,344
4.500%, 4/25/27 TBA	4,400,000	4,711,093
3.500%, 4/25/42 TBA	4,240,000	4,353,950
4.500%, 4/25/42 TBA	67,500,000	71,792,582
6.000%, 4/25/42 TBA	1,600,000	1,762,750
3.500%, 5/25/42 TBA	67,000,000	68,596,483
6.000%, 5/25/42 TBA	1,600,000	1,760,125
Series 2003-W17 1A6
5.310%, 8/25/33	918,198	965,615
Series 2004-88 HA
6.500%, 7/25/34	142,221	150,241
FHLMC Multifamily Structured Pass Through Certificates, Class A2
Series K013 A2
3.974%, 1/25/21(l)	1,440,000	1,570,730
Series K017 A2
2.873%, 12/25/21	1,410,000	1,419,200
Series K706 X1
1.595%, 10/25/18 IO(l)	1,900,000	162,307
FREMF Mortgage Trust, Class B
Series 2012-K705 B
4.163%, 9/25/44(l)§	95,000	95,296
Series 2012-K706 C
4.023%, 11/25/44(b)(l)§	120,000	112,562
Government National Mortgage Association
1.625%, 7/20/27(l)	5,693	5,857
5.500%, 4/15/33	16,216	18,139

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 4/15/42 TBA		$3,500,000	$3,755,664
4.500%, 4/15/42 TBA		6,400,000	6,963,000
5.000%, 4/15/42 TBA		7,600,000	8,395,032
5.500%, 4/15/42 TBA		2,300,000	2,569,172
6.000%, 4/15/42 TBA		3,200,000	3,609,500
Series 2002-40 ZA
6.500%, 6/20/32		92,443	104,416

			306,153,057

Foreign Governments (2.6%)
Canadian Government Bond
2.375%, 9/10/14		400,000	417,773
Development Bank of Japan
5.125%, 2/1/17		200,000	232,319
Eksportfinans ASA
1.875%, 4/2/13		100,000	97,625
1.600%, 3/20/14	JPY	2,000,000	22,072
2.000%, 9/15/15		$300,000	264,375
5.500%, 5/25/16		1,055,000	1,035,219
2.875%, 11/16/16	CHF	100,000	98,726
5.500%, 6/26/17		$100,000	97,125
Export Development Canada
2.250%, 5/28/15		250,000	261,506
1.250%, 10/26/16		250,000	251,320
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	3,976,068
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	220,420
5.875%, 1/14/15		250,000	272,550
4.125%, 9/9/15		200,000	209,593
4.000%, 1/29/21		1,500,000	1,482,210
Federative Republic of Brazil
6.000%, 1/17/17		500,000	590,629
8.000%, 1/15/18		504,000	600,602
4.875%, 1/22/21		750,000	844,340
Japan Finance Corp.
2.500%, 1/21/16		750,000	782,014
2.250%, 7/13/16		500,000	515,818
Japan Finance Organization for Municipalities
5.000%, 5/16/17		500,000	578,479
Korea Development Bank
8.000%, 1/23/14		500,000	550,600
3.250%, 3/9/16		300,000	303,424
Korea Finance Corp.
4.625%, 11/16/21		250,000	255,713
Province of British Columbia
2.850%, 6/15/15		300,000	318,493
2.100%, 5/18/16		300,000	310,916
Province of Manitoba
1.375%, 4/28/14		100,000	101,186
4.900%, 12/6/16		500,000	575,454
Province of New Brunswick
2.750%, 6/15/18		250,000	260,541
Province of Nova Scotia
5.125%, 1/26/17		250,000	289,598
Province of Ontario
3.500%, 7/15/13		500,000	518,885
1.375%, 1/27/14		500,000	506,364
4.100%, 6/16/14		500,000	536,475
1.875%, 9/15/15		1,750,000	1,793,851
4.000%, 10/7/19		750,000	834,846
4.400%, 4/14/20		250,000	285,034
Province of Quebec
4.600%, 5/26/15		750,000	832,042
3.500%, 7/29/20		500,000	537,131
Republic of Chile
3.875%, 8/5/20		250,000	268,027
Republic of Colombia
8.250%, 12/22/14		400,000	469,850
4.375%, 7/12/21		600,000	649,964
Republic of Italy
4.500%, 1/21/15		1,000,000	1,034,645
5.250%, 9/20/16		750,000	781,940
Republic of Korea
5.750%, 4/16/14		4,400,000	4,755,520
4.875%, 9/22/14		300,000	322,980
7.125%, 4/16/19		9,650,000	11,949,843
Republic of Panama
5.200%, 1/30/20		300,000	344,250
9.375%, 4/1/29		298,000	476,800
Republic of Peru
8.375%, 5/3/16		100,000	124,000
7.125%, 3/30/19		200,000	254,301
Republic of Poland
5.250%, 1/15/14		250,000	264,354
6.375%, 7/15/19		750,000	873,750
5.125%, 4/21/21		320,000	343,200
Republic of South Africa
7.375%, 4/25/12		60,000	60,200
6.500%, 6/2/14		1,480,000	1,629,850
6.875%, 5/27/19		300,000	361,875
5.500%, 3/9/20		300,000	335,625
Russian Federation
4.500%, 4/4/22§		200,000	199,400
State of Israel
5.500%, 11/9/16		500,000	565,000
Svensk Exportkredit AB
3.250%, 9/16/14		250,000	263,333
1.750%, 10/20/15		500,000	506,205
United Mexican States
6.625%, 3/3/15		1,000,000	1,140,000
5.625%, 1/15/17		590,000	682,040
8.125%, 12/30/19		750,000	1,001,860
5.125%, 1/15/20		235,000	269,192

			51,589,340

Municipal Bonds (3.0%)
Bay Area Toll Authority California State
6.793%, 4/1/30		4,100,000	5,016,555
California State University
5.000%, 11/1/30		300,000	317,763
City of New York, New York
6.246%, 6/1/35		5,400,000	6,122,790
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34		400,000	448,216
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20		3,700,000	4,090,091
5.841%, 8/1/21		400,000	448,804
Los Angeles, California Community College District
5.000%, 8/1/27		1,100,000	1,215,467
Los Angeles, California Unified School District
4.500%, 7/1/22		1,500,000	1,641,075
Los Gatos, California Union School District, Class B
5.000%, 8/1/30		160,000	170,046
Metropolitan Washington Airports Authority
7.462%, 10/1/46		8,000,000	8,816,480
New Jersey Economic Development Authority
1.474%, 6/15/13(l)		3,000,000	3,002,820
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,414,150

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	$4,400,000	$4,935,040
New York City Municipal Water Finance Authority
6.124%, 6/15/42	500,000	562,645
5.375%, 6/15/43	635,000	708,444
5.500%, 6/15/43	750,000	849,570
New York City Transitional Finance Authority
4.075%, 11/1/20	800,000	880,952
4.325%, 11/1/21	1,300,000	1,442,246
4.525%, 11/1/22	1,800,000	2,010,708
Northern California Power Agency
7.311%, 6/1/40	2,075,000	2,391,728
San Diego County Regional Airport Authority
6.628%, 7/1/40	700,000	755,314
State of California
4.850%, 10/1/14	250,000	269,960
5.950%, 4/1/16	35,000	40,105
5.750%, 3/1/17	100,000	114,872
6.200%, 3/1/19	100,000	116,739
6.200%, 10/1/19	100,000	116,840
7.550%, 4/1/39	3,000,000	3,892,440
State of Illinois
4.071%, 1/1/14	100,000	103,647
4.421%, 1/1/15	100,000	104,785
4.961%, 3/1/16	300,000	319,596
5.665%, 3/1/18	300,000	327,225
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,000,000	1,203,710
State of Iowa
6.750%, 6/1/34	1,800,000	2,066,130
University of California Medical Center
5.235%, 5/15/22	1,500,000	1,669,785
5.435%, 5/15/23	1,975,000	2,219,545

		59,806,283

Supranational (1.3%)
African Development Bank
3.000%, 5/27/14	200,000	209,977
2.500%, 3/15/16	500,000	528,424
Asian Development Bank
1.625%, 7/15/13	750,000	761,006
2.750%, 5/21/14	500,000	522,904
2.625%, 2/9/15	500,000	526,908
2.500%, 3/15/16	500,000	529,398
1.875%, 10/23/18	250,000	253,100
Corp. Andina de Fomento
3.750%, 1/15/16	200,000	208,390
8.125%, 6/4/19	250,000	309,772
Council of Europe Development Bank
2.625%, 2/16/16	500,000	521,421
European Bank for Reconstruction & Development
3.625%, 6/17/13	300,000	311,402
2.500%, 3/15/16	400,000	423,252
1.375%, 10/20/16	200,000	201,785
European Investment Bank
1.875%, 6/17/13	2,750,000	2,788,564
4.625%, 5/15/14	2,000,000	2,157,836
1.125%, 8/15/14	1,000,000	1,005,301
4.875%, 2/16/16	1,334,000	1,514,632
2.500%, 5/16/16	2,000,000	2,091,787
4.875%, 1/17/17	500,000	576,754
2.875%, 9/15/20	500,000	510,231
4.000%, 2/16/21	500,000	551,418
Inter-American Development Bank
3.000%, 4/22/14	1,000,000	1,048,034
1.375%, 10/18/16	1,000,000	1,008,340
4.250%, 9/10/18	750,000	865,095
International Bank for Reconstruction & Development
3.625%, 5/21/13	750,000	777,390
3.500%, 10/8/13	1,000,000	1,045,851
2.375%, 5/26/15	1,000,000	1,049,185
2.125%, 3/15/16	1,000,000	1,042,113
International Finance Corp.
3.500%, 5/15/13	225,000	232,647
3.000%, 4/22/14	750,000	786,183
2.125%, 11/17/17	500,000	518,248
Nordic Investment Bank
2.500%, 7/15/15	300,000	315,598
5.000%, 2/1/17	300,000	351,758

		25,544,704

U.S. Government Agencies (4.6%)
Federal Farm Credit Bank
1.375%, 6/25/13	250,000	253,246
1.125%, 2/27/14	2,000,000	2,025,778
5.125%, 8/25/16	685,000	806,969
4.875%, 1/17/17	840,000	987,384
Federal Home Loan Bank
3.625%, 5/29/13	1,000,000	1,038,777
1.875%, 6/21/13	2,000,000	2,038,357
5.125%, 8/14/13	1,000,000	1,065,605
4.000%, 9/6/13	1,000,000	1,052,188
3.625%, 10/18/13	2,000,000	2,100,966
0.550%, 10/25/13	400,000	400,765
0.375%, 11/27/13	250,000	249,991
0.875%, 12/27/13	1,000,000	1,008,667
1.375%, 5/28/14	250,000	255,056
1.000%, 8/8/14	400,000	400,359
5.500%, 8/13/14	500,000	559,640
0.500%, 8/28/14	500,000	499,737
2.875%, 6/12/15	2,000,000	2,138,876
1.630%, 8/20/15	500,000	514,205
0.750%, 8/21/15	200,000	199,936
4.750%, 12/16/16	500,000	583,024
5.250%, 6/5/17	1,350,000	1,613,689
5.000%, 11/17/17	1,000,000	1,195,951
4.125%, 3/13/20	1,500,000	1,719,916
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,550,000	1,754,751
Federal Home Loan Mortgage Corp.
0.500%, 10/3/13	500,000	499,931
0.500%, 10/18/13	1,000,000	1,001,498
0.550%, 10/25/13	1,000,000	1,000,273
4.875%, 11/15/13	1,000,000	1,072,978
0.550%, 12/27/13	500,000	501,208
2.500%, 1/7/14	2,000,000	2,074,200
0.550%, 1/9/14	500,000	501,261
1.375%, 2/25/14	2,000,000	2,037,464
0.375%, 4/28/14	1,000,000	997,071
0.700%, 5/1/14	400,000	400,196
1.200%, 7/25/14	200,000	200,666
3.000%, 7/28/14	1,500,000	1,587,484
1.100%, 8/8/14	300,000	300,985
0.800%, 10/24/14	400,000	400,172
1.000%, 11/3/14	1,000,000	1,000,771
1.000%, 12/5/14	200,000	200,937
0.875%, 12/19/14	500,000	501,797
1.000%, 12/19/14	400,000	401,936
0.625%, 12/29/14	2,000,000	2,002,173
0.850%, 1/9/15	200,000	200,664
0.800%, 1/13/15	100,000	100,371

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 1/15/15	$1,000,000	$1,109,436
2.875%, 2/9/15	2,000,000	2,130,837
0.550%, 2/27/15	500,000	498,369
1.500%, 7/13/15	200,000	200,724
1.050%, 9/28/15	200,000	200,564
4.750%, 11/17/15	928,000	1,057,732
0.850%, 2/24/16	500,000	498,436
5.125%, 10/18/16	2,000,000	2,352,934
1.600%, 11/2/16	400,000	402,854
1.625%, 11/14/16	400,000	403,020
2.250%, 1/23/17	200,000	205,737
2.000%, 2/1/17	200,000	201,242
2.000%, 2/27/17	500,000	503,779
4.875%, 6/13/18	1,500,000	1,788,797
3.750%, 3/27/19	750,000	844,599
2.000%, 7/30/19	100,000	99,342
2.375%, 1/13/22	490,000	481,097
Federal National Mortgage Association
4.625%, 5/1/13	1,695,000	1,771,556
1.750%, 5/7/13	1,800,000	1,828,886
1.500%, 6/26/13	500,000	507,403
4.375%, 7/17/13	2,000,000	2,105,985
1.000%, 9/23/13	2,500,000	2,524,166
0.500%, 10/3/13	500,000	500,067
1.125%, 10/8/13	200,000	202,085
1.000%, 10/15/13	200,000	201,740
4.625%, 10/15/13	790,000	841,836
0.600%, 10/25/13	1,000,000	1,002,240
0.625%, 12/6/13	500,000	501,419
5.125%, 1/2/14	607,000	653,918
2.750%, 2/5/14	1,500,000	1,565,463
1.350%, 2/24/14	200,000	203,229
1.250%, 2/27/14	1,500,000	1,524,043
2.750%, 3/13/14	1,000,000	1,045,573
2.500%, 5/15/14	1,000,000	1,043,657
3.000%, 9/16/14	1,000,000	1,056,923
0.700%, 10/17/14	500,000	500,141
0.800%, 10/17/14	1,000,000	1,000,306
2.625%, 11/20/14	500,000	527,115
0.750%, 11/21/14	400,000	400,994
0.900%, 12/5/14	500,000	501,970
1.000%, 12/5/14	1,000,000	1,001,500
1.000%, 1/26/15	500,000	501,958
0.550%, 2/27/15	300,000	299,021
0.625%, 2/27/15	1,000,000	998,897
2.375%, 7/28/15	1,500,000	1,580,730
2.150%, 8/4/15	100,000	104,573
0.750%, 9/14/15	200,000	199,642
2.000%, 9/21/15	200,000	208,161
1.875%, 10/15/15	200,000	207,321
4.375%, 10/15/15	1,000,000	1,124,221
1.625%, 10/26/15	1,500,000	1,542,201
2.250%, 6/6/16	400,000	401,548
1.750%, 11/14/16	400,000	403,520
4.875%, 12/15/16	2,050,000	2,399,865
1.250%, 2/27/17	100,000	99,858
1.250%, 3/6/17	200,000	199,748
1.200%, 3/8/17	200,000	199,402
5.375%, 6/12/17	2,000,000	2,403,138
1.750%, 1/30/19	200,000	197,733
(Zero Coupon), 10/9/19	905,000	699,856
Financing Corp.
10.700%, 10/6/17	600,000	894,026
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	67,520
0.000%, 10/15/18 STRIPS	75,000	66,959
Small Business Administration
4.524%, 2/10/13	24,162	24,794
Series P10A
4.504%, 2/1/14	128,132	132,020

		92,396,295

U.S. Treasuries (36.2%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,216,000	1,587,325
9.250%, 2/15/16	2,684,000	3,559,182
7.500%, 11/15/16	1,695,000	2,196,151
8.875%, 8/15/17	4,107,000	5,770,402
8.500%, 2/15/20	3,000,000	4,495,609
7.875%, 2/15/21	500,000	742,330
2.125%, 2/15/41#	697,500	954,593
4.750%, 2/15/41	2,560,000	3,263,856
4.375%, 5/15/41	2,060,000	2,477,537
3.125%, 11/15/41	10,345,000	9,926,857
0.750%, 2/15/42	1,115,000	1,070,660
3.125%, 2/15/42	576,000	552,285
U.S. Treasury Notes
3.125%, 4/30/13	6,487,000	6,688,705
1.375%, 5/15/13	6,000,000	6,075,117
3.500%, 5/31/13	3,000,000	3,113,203
3.375%, 6/30/13	6,490,000	6,741,614
1.000%, 7/15/13	8,000,000	8,075,000
3.375%, 7/31/13	5,563,000	5,792,039
4.250%, 8/15/13	8,000,000	8,432,500
0.125%, 8/31/13	3,000,000	2,993,437
0.500%, 10/15/13	12,000,000	12,036,094
2.750%, 10/31/13	8,848,000	9,187,922
0.500%, 11/15/13	5,000,000	5,015,430
4.250%, 11/15/13	5,000,000	5,317,969
0.125%, 12/31/13	6,000,000	5,979,727
1.500%, 12/31/13	3,212,000	3,278,122
0.250%, 1/31/14	4,640,000	4,633,566
1.750%, 1/31/14	4,000,000	4,103,515
0.250%, 2/28/14	5,000,000	4,992,774
1.875%, 2/28/14	1,500,000	1,543,740
0.250%, 3/31/14	5,000,000	4,991,601
1.750%, 3/31/14	5,000,000	5,139,063
1.250%, 4/15/14	2,000,000	2,036,016
1.875%, 4/30/14	5,000,000	5,155,273
1.000%, 5/15/14	5,000,000	5,065,821
4.750%, 5/15/14	11,000,000	12,012,343
2.250%, 5/31/14	5,000,000	5,200,781
2.625%, 6/30/14	8,000,000	8,398,750
0.625%, 7/15/14	10,000,000	10,049,219
0.500%, 8/15/14	2,500,000	2,504,590
2.375%, 8/31/14	7,500,000	7,848,340
2.375%, 9/30/14	6,000,000	6,286,172
2.375%, 10/31/14	6,000,000	6,292,735
4.250%, 11/15/14	4,000,000	4,391,250
0.250%, 12/15/14	5,000,000	4,970,117
2.625%, 12/31/14	10,000,000	10,578,906
0.250%, 1/15/15	2,000,000	1,987,109
0.250%, 2/15/15	6,350,000	6,304,608
0.375%, 3/15/15	5,220,000	5,200,221
2.500%, 4/30/15	1,630,000	1,726,463
2.125%, 5/31/15	15,000,000	15,724,804
1.875%, 6/30/15	10,500,000	10,929,844
1.250%, 8/31/15	5,000,000	5,106,250
1.250%, 10/31/15	5,000,000	5,100,000
4.500%, 11/15/15	7,000,000	7,952,930
1.375%, 11/30/15	10,000,000	10,242,188

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 2/15/16	$5,000,000	$5,714,649
2.625%, 2/29/16	6,000,000	6,427,031
2.375%, 3/31/16	6,000,000	6,373,594
2.625%, 4/30/16	2,500,000	2,680,859
5.125%, 5/15/16	4,087,000	4,800,788
1.750%, 5/31/16	5,000,000	5,187,891
3.250%, 5/31/16	3,000,000	3,295,781
1.500%, 7/31/16	8,000,000	8,209,062
1.000%, 9/30/16	4,000,000	4,014,062
3.000%, 9/30/16	5,000,000	5,454,102
3.125%, 10/31/16	5,000,000	5,485,352
0.875%, 12/31/16	2,000,000	1,989,766
0.875%, 1/31/17	2,000,000	1,987,891
3.125%, 1/31/17	5,000,000	5,497,461
0.875%, 2/28/17	5,355,000	5,317,766
1.000%, 3/31/17	10,725,000	10,702,796
3.125%, 4/30/17	4,000,000	4,405,469
4.500%, 5/15/17	3,500,000	4,095,957
2.750%, 5/31/17	6,000,000	6,496,875
4.750%, 8/15/17	3,186,000	3,783,873
1.875%, 8/31/17	5,500,000	5,701,953
1.875%, 9/30/17	3,500,000	3,624,824
1.875%, 10/31/17	5,000,000	5,175,390
4.250%, 11/15/17	1,150,000	1,338,807
2.750%, 12/31/17	5,000,000	5,413,476
3.500%, 2/15/18	7,000,000	7,868,164
2.625%, 4/30/18	3,000,000	3,224,531
2.375%, 5/31/18	11,000,000	11,644,532
2.250%, 7/31/18	4,075,000	4,277,477
4.000%, 8/15/18	4,000,000	4,636,562
1.375%, 9/30/18	8,555,000	8,498,858
3.750%, 11/15/18	4,000,000	4,575,312
1.375%, 12/31/18	3,000,000	2,968,711
1.250%, 1/31/19	2,000,000	1,958,359
2.750%, 2/15/19	5,000,000	5,387,109
3.375%, 11/15/19	10,350,000	11,556,422
3.625%, 2/15/20	10,000,000	11,345,312
3.500%, 5/15/20	10,000,000	11,250,000
1.250%, 7/15/20	2,200,000	2,613,894
2.625%, 8/15/20	14,000,000	14,762,343
2.625%, 11/15/20	5,000,000	5,258,984
1.125%, 1/15/21	1,900,000	2,217,933
3.125%, 5/15/21	12,000,000	13,063,126
0.625%, 7/15/21	800,000	871,065
2.125%, 8/15/21	8,000,000	7,995,313
2.000%, 11/15/21	1,500,000	1,476,855
0.125%, 1/15/22	28,500,000	29,239,150
2.000%, 2/15/22	128,733,000	126,268,973

		727,927,115

Total Government Securities		1,275,217,319

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A.
0.756%, 2/14/14	10,600,000	10,580,019

Total Financials		10,580,019

Total Time Deposits		10,580,019

Total Long-Term Debt Securities (102.8%) (Cost $2,004,133,596)		2,064,506,238

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co.
7.500%	5,000	5,583,500

Total Convertible Preferred Stocks (0.3%) (Cost $5,000,000)		5,583,500

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.3%)
Itau Unibanco Holding S.A.
2.44%, 3/26/13	$6,850,000	6,687,107

Government Securities (0.1%)
U.S. Treasury Bills
0.08%, 7/26/12 #(p)	1,079,000	1,078,707
0.10%, 8/9/12 #(p)	420,000	419,842
0.12%, 8/30/12 #(p)	157,000	156,921
0.13%, 9/27/12 (p)	200,000	199,867

		1,855,337

Total Short-Term Investments (0.4%) (Cost $8,542,705)		8,542,444

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
Eurodollars 2 Year Mid Curve
May 2012 @ $99.00*	161	43,269

Total Options Purchased (0.0%) (Cost $29,624)		43,269

Total Investments Before Options Written and Securities Sold Short (103.5%) (Cost $2,017,705,925)		2,078,675,451

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
May 2012 @ $128.00*	(51)	(106,781)

		(106,781)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes
May 2012 @ $128.00*	(51)	(31,078)

		(31,078)

Total Options Written (0.0%) (Premiums Received $142,492)		(137,859)

Total Investments Before Securities Sold Short (103.5%) (Cost $2,017,563,433)		2,078,537,592

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-3.4%)
Federal National Mortgage Association
4.000%, 4/25/42 TBA	$(6,720,000)	$(7,044,975)
4.500%, 4/25/42 TBA	(11,500,000)	(12,231,329)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 4/25/42 TBA	$(800,000)	$(871,625)
4.000%, 5/25/42 TBA	(37,100,000)	(38,812,978)
5.000%, 5/25/42 TBA	(4,700,000)	(5,069,023)
5.500%, 5/25/42 TBA	(1,400,000)	(1,522,773)
6.500%, 5/25/42 TBA	(2,700,000)	(3,015,984)

Total Securities Sold Short (-3.4%) (Proceeds Received $68,347,376)		(68,568,687)

Total Investments after Options Written and Securities Sold Short (100.1%) (Cost $1,949,216,057)		2,009,968,905
Other Assets Less Liabilities (-0.1%)		(2,037,176)

Net Assets (100%)		$2,007,931,729

*	Non-income producing.

†	Securities (totaling $2,148,568 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $166,572,936 or 8.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,182,379

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:
ABS — Asset-Backed Security
AUD — Australian Dollar
CHF — Swiss Franc
CMO — Collateralized Mortgage Obligation
EUR — European Currency Unit
IO — Interest Only
JPY — Japanese Yen
STRIPS — Separate Trading of Registered Interest and Principal Securities
TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	527	June-12	$63,249,289	$63,368,817	$119,528
2 Year U.S. Treasury Notes	24	June-12	5,283,790	5,283,375	(415)
90 Day Eurodollar	3	June-12	739,546	746,475	6,929
90 Day Eurodollar	3	September-12	737,521	746,325	8,804
90 Day Eurodollar	3	December-12	744,871	746,100	1,229
90 Day Eurodollar	2	March-13	489,055	497,250	8,195
90 Day Eurodollar	2	June-13	492,487	496,975	4,488
90 Day Eurodollar	2	September-13	486,355	496,600	10,245
90 Day Eurodollar	2	December-13	485,030	496,100	11,070
U.S. Long Bond	52	June-12	7,162,441	7,163,000	559

					$170,632

Sales
10 Year U.S. Treasury Notes	68	June-12	$8,792,467	$8,804,938	$(12,471)
5 Year U.S. Treasury Notes	70	June-12	8,576,646	8,577,734	(1,088)
90 Day Eurodollar	64	March-15	15,778,039	15,758,400	19,639
90 Day Eurodollar	64	June-15	15,750,049	15,728,000	22,049
90 Day Eurodollar	64	September-15	15,722,718	15,698,400	24,318
90 Day Eurodollar	64	December-15	15,695,579	15,669,600	25,979
U.S. Ultra Bond	91	June-12	14,280,286	13,738,156	542,130

					$620,556

					$791,188

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Barclays Bank plc	152	$156,659	$157,721	$(1,062)
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	JPMorgan Chase Bank	261	269,001	272,355	(3,354)
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	JPMorgan Chase Bank	432	445,243	444,534	709
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	JPMorgan Chase Bank	409	421,539	422,167	(628)
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Royal Bank of Canada	120	123,679	126,575	(2,896)
British Pound vs. U.S. Dollar, expiring 6/12/12	Citibank N.A.	522	834,530	825,125	9,405
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Citibank N.A.	2,686	3,582,510	3,521,064	61,446
European Union Euro vs. U.S. Dollar, expiring 6/14/12	Barclays Bank plc	85	113,408	111,181	2,227
European Union Euro vs. U.S. Dollar, expiring 6/14/12	Citibank N.A.	91	121,413	120,729	684
Korean Won vs. U.S. Dollar, expiring 7/12/12	Citibank N.A.	12,984,726	11,379,879	11,502,614	(122,735)
Mexican Peso vs. U.S. Dollar, expiring 6/15/12	HSBC Bank plc	67	5,236	5,251	(15)
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	HSBC Bank plc	2,200	1,750,016	1,750,000	16
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	Morgan Stanley	18,767	14,929,824	14,938,000	(8,176)

					$(64,379)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Barclays Bank plc	21,125	$22,076,830	$21,772,600	$304,230
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Barclays Bank plc	656	687,046	676,110	10,936
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Barclays Bank plc	924	971,515	952,326	19,189
British Pound vs. U.S. Dollar, expiring 6/12/12	Barclays Bank plc	499	784,713	797,760	(13,047)
British Pound vs. U.S. Dollar, expiring 6/12/12	JPMorgan Chase Bank	325	510,419	519,583	(9,164)
British Pound vs. U.S. Dollar, expiring 6/12/12	Royal Bank of Canada	481	755,834	768,983	(13,149)
Danish Krone vs. U.S. Dollar, expiring 5/24/12	JPMorgan Chase Bank	5,450	969,914	977,176	(7,262)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Bank Of Nova Scotia	5	6,547	6,669	(122)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Citibank N.A.	6,552	8,475,438	8,738,871	(263,433)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Royal Bank of Canada	20,195	26,302,371	26,935,515	(633,144)
European Union Euro vs. U.S. Dollar, expiring 4/18/12	Citibank N.A.	181	232,495	241,415	(8,920)
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	Citibank N.A.	595,393	7,246,504	7,197,592	48,912
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	Citibank N.A.	1,871	22,578	22,618	(40)
Korean Won vs. U.S. Dollar, expiring 7/12/12	Goldman Sachs & Co.	4,285,373	3,773,000	3,755,723	17,277
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	Credit Suisse First Boston	1	868	861	7
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	Goldman Sachs & Co.	1,650	1,309,000	1,312,657	(3,657)
Taiwan Dollar vs. U.S. Dollar, expiring 4/9/12	Barclays Bank plc	854	28,281	28,949	(668)

					$(552,055)

					$(616,434)

Options Written:

Options written through the period ended March 31, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2012	—	$—
Options Written	657	190,591
Options Terminated in Closing Purchase Transactions	(555)	(48,099)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – March 31, 2012	102	$142,492

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$58,250,268	$2,931,864	$61,182,132
Non-Agency CMO	—	132,410,561	—	132,410,561
Convertible Preferred Stocks
Financials	5,583,500	—	—	5,583,500
Corporate Bonds
Consumer Discretionary	—	33,053,144	—	33,053,144
Consumer Staples	—	31,526,011	—	31,526,011
Energy	—	69,458,848	—	69,458,848
Financials	—	287,366,132	—	287,366,132
Health Care	—	37,214,023	—	37,214,023
Industrials	—	22,668,346	—	22,668,346
Information Technology	—	15,517,208	—	15,517,208
Materials	—	21,177,681	—	21,177,681
Telecommunication Services	—	29,143,327	—	29,143,327
Utilities	—	37,991,487	—	37,991,487
Forward Currency Contracts	—	475,038	—	475,038
Futures	805,162	—	—	805,162
Government Securities
Agency ABS	—	11,800,525	—	11,800,525
Agency CMO	—	306,153,057	—	306,153,057
Foreign Governments	—	51,589,340	—	51,589,340
Municipal Bonds	—	59,806,283	—	59,806,283
Supranational	—	25,544,704	—	25,544,704
U.S. Government Agencies	—	92,396,295	—	92,396,295
U.S. Treasuries	—	727,927,115	—	727,927,115
Options Purchased
Put Options Purchased	43,269	—	—	43,269
Short-Term Investments	—	8,542,444	—	8,542,444
Time Deposits
Financials	—	10,580,019	—	10,580,019

Total Assets	$6,431,931	$2,070,591,856	$2,931,864	$2,079,955,651

Liabilities:
Forward Currency Contracts	$—	$(1,091,472)	$—	$(1,091,472)
Futures	(13,974)	—	—	(13,974)
Government Securities
Agency CMO	—	(68,568,687)	—	(68,568,687)
Options Written
Call Options Written	(106,781)	—	—	(106,781)
Put Options Written	(31,078)	—	—	(31,078)

Total Liabilities	$(151,833)	$(69,660,159)	$—	$(69,811,992)

Total	$6,280,098	$2,000,931,697	$2,931,864	$2,010,143,659

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds- Asset-Backed Securities	Investments in Corporate Bonds-Financials
Balance as of 12/31/11	$2,969,442	$—
Total gains or losses (realized/unrealized) included in earnings	93,179	(1,296,040)
Purchases	—	1,296,040
Sales	(383,186)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	792,741	—
Transfers out of Level 3	(540,312)	—

Balance as of 3/31/12	$2,931,864	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 03/31/12.	$86,127	$(1,296,040)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

		Market Comparables	Comparability Adjustments	Not Applicable

Bonds-Asset-Backed Securities		Anticipated Cash Flow	Probability of Payment	Not Applicable

	$2,931,864	Bid Pricing	Offered Quote	Not Applicable
Corporate Bonds-Financials	—	Deemed Worthless	Discount for Lack of Marketability(a)	Not Applicable
$2,931,864

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$980,933,421
Long-term U.S. Treasury securities	1,797,043,689

$2,777,977,110

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,762,000,331
Long-term U.S. Treasury securities	2,103,988,449

$3,865,988,780

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,539,240
Aggregate gross unrealized depreciation	(21,625,799)

Net unrealized appreciation	$59,913,441

Federal income tax cost of investments	$2,018,762,010

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Arcos Dorados Holdings, Inc., Class A	65,932	$1,192,710
MercadoLibre, Inc.	20,983	2,051,928

		3,244,638

Australia (4.5%)
AGL Energy Ltd.	16,422	250,908
Alumina Ltd.	73,267	93,729
Amcor Ltd.	41,564	320,322
AMP Ltd.	96,345	431,132
APA Group	14,635	77,314
Asciano Ltd.	28,599	145,159
ASX Ltd.	6,373	219,169
Australia & New Zealand Banking Group Ltd.	86,252	2,078,144
Bendigo and Adelaide Bank Ltd.	14,198	113,979
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	155,631	5,579,491
BHP Billiton Ltd. (ADR)	59,400	4,300,560
Boral Ltd.	21,820	91,087
Brambles Ltd.	46,904	344,957
Caltex Australia Ltd.	4,453	64,070
Campbell Brothers Ltd.	2,215	154,253
CFS Retail Property Trust (REIT)	55,267	102,474
Coca-Cola Amatil Ltd.	18,417	237,893
Cochlear Ltd.	1,685	108,041
Commonwealth Bank of Australia	51,274	2,660,920
Computershare Ltd.	16,759	156,238
Crown Ltd.	13,076	117,704
CSL Ltd.	17,780	661,001
Dexus Property Group (REIT)	181,786	163,824
Echo Entertainment Group Ltd.	25,077	114,035
Fairfax Media Ltd.	97,264	73,044
Fortescue Metals Group Ltd.	38,463	231,481
Goodman Group (REIT)	205,274	146,717
GPT Group (REIT)	61,302	198,119
Harvey Norman Holdings Ltd.	11,472	23,885
Iluka Resources Ltd.	12,775	235,415
Incitec Pivot Ltd.	58,680	191,469
Insurance Australia Group Ltd.	73,904	260,282
Leighton Holdings Ltd.	4,258	94,035
Lend Lease Group	15,898	123,016
Lynas Corp., Ltd.*	48,902	55,467
Macquarie Group Ltd.	10,928	329,179
Metcash Ltd.	21,988	97,938
Mirvac Group (REIT)	100,021	121,220
National Australia Bank Ltd.	72,218	1,840,252
Newcrest Mining Ltd.	25,420	781,513
Orica Ltd.	12,120	351,149
Origin Energy Ltd.	36,130	499,627
OZ Minerals Ltd.	10,682	107,994
Qantas Airways Ltd.*	45,797	84,678
QBE Insurance Group Ltd.	35,846	526,147
QR National Ltd.	52,267	201,945
Ramsay Health Care Ltd.	3,622	73,349
Rio Tinto Ltd.	23,285	1,577,433
Santos Ltd.	30,933	456,277
Sonic Healthcare Ltd.	13,740	178,192
SP AusNet	29,901	33,296
Stockland Corp., Ltd. (REIT)	80,913	246,412
Suncorp Group Ltd.	40,241	350,143
Sydney Airport	14,238	42,328
TABCORP Holdings Ltd.	25,077	70,655
Tatts Group Ltd.	38,730	99,494
Telstra Corp., Ltd.	142,325	485,036
Toll Holdings Ltd.	25,729	156,444
Transurban Group	42,335	245,575
Wesfarmers Ltd.	33,628	1,045,704
Westfield Group (REIT)	70,373	643,671
Westfield Retail Trust (REIT)	95,224	254,485
Westpac Banking Corp.	99,736	2,261,489
Woodside Petroleum Ltd.	20,712	746,832
Woolworths Ltd.	40,361	1,086,170
WorleyParsons Ltd.	5,975	177,197

		35,391,158

Austria (1.1%)
Conwert Immobilien Invest SE	54,594	657,857
Erste Group Bank AG	82,162	1,894,629
Immofinanz AG*	27,178	98,738
OMV AG	5,368	190,795
Raiffeisen Bank International AG	2,010	71,039
Schoeller-Bleckmann Oilfield Equipment AG	60,000	5,523,918
Telekom Austria AG	10,728	124,937
Verbund AG	2,236	68,023
Vienna Insurance Group AG	1,637	72,201
Voestalpine AG	4,058	136,467

		8,838,604

Belgium (1.0%)
Ageas	67,900	149,240
Anheuser-Busch InBev N.V.	86,404	6,312,684
Belgacom S.A.	4,529	145,602
Colruyt S.A.	2,853	114,684
Delhaize Group S.A.	3,146	165,525
Groupe Bruxelles Lambert S.A.	2,470	191,198
KBC Groep N.V.	5,805	145,629
Mobistar S.A.	1,357	67,597
NV Bekaert S.A.	1,174	37,821
Solvay S.A.	2,090	247,440
UCB S.A.	3,751	161,838
Umicore S.A.	3,441	189,560

		7,928,818

Bermuda (0.5%)
Everest Reinsurance Group Ltd.	38,000	3,515,760
Seadrill Ltd.	10,776	403,810

		3,919,570

Brazil (1.9%)
Amil Participacoes S.A.	398,100	4,128,315
Banco Bradesco S.A. (ADR)	142,300	2,490,250
BR Malls Participacoes S.A.	159,600	2,063,360
Itau Unibanco Holding S.A. (Preference) (ADR)	119,600	2,295,124
OGX Petroleo e Gas Participacoes S.A.*	306,100	2,535,392
Petroleo Brasileiro S.A. (ADR)	63,100	1,675,936

		15,188,377

Canada (1.0%)
Canadian National Railway Co.	43,561	3,460,050
Imax Corp.*	34,259	837,290
Pacific Rubiales Energy Corp.	46,794	1,367,063
Rogers Communications, Inc., Class B	52,700	2,092,190

		7,756,593

China (3.2%)
Anhui Conch Cement Co., Ltd., Class H	866,500	2,744,931
Baidu, Inc. (ADR)*	24,117	3,515,535
China Construction Bank Corp., Class H	999,000	771,871
China Merchants Bank Co., Ltd., Class H	947,000	1,936,548
China Oilfield Services Ltd., Class H	1,697,500	2,435,133
China Shipping Container Lines Co., Ltd., Class H*	6,579,000	2,270,505

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
CNOOC Ltd.	979,100	$2,012,277
Industrial & Commercial Bank of China Ltd., Class H	3,749,135	2,418,781
Mindray Medical International Ltd. (ADR)	93,700	3,089,289
Ping An Insurance Group Co. of China Ltd., Class H	67,500	510,234
Weichai Power Co., Ltd., Class H	735,900	3,435,220
Yangzijiang Shipbuilding Holdings Ltd.	63,182	66,849

		25,207,173

Colombia (0.4%)
Bancolombia S.A. (ADR)	53,300	3,446,378

Czech Republic (0.2%)
Komercni Banka A/S	9,300	1,851,939

Denmark (1.0%)
A. P. Moller - Maersk A/S, Class A	20	147,110
A. P. Moller - Maersk A/S, Class B	45	347,451
Carlsberg A/S, Class B	3,426	283,069
Coloplast A/S, Class B	829	143,528
Danske Bank A/S*	20,654	349,817
DSV A/S	6,208	140,750
Novo Nordisk A/S, Class B	34,155	4,728,871
Novozymes A/S, Class B	57,036	1,661,143
TDC A/S	14,148	102,899
Tryg A/S	1,190	67,098
Vestas Wind Systems A/S*	6,466	65,593
William Demant Holding A/S*	689	64,214

		8,101,543

Finland (0.4%)
Elisa Oyj	3,912	93,757
Fortum Oyj	14,089	341,987
Kesko Oyj, Class B	2,564	83,199
Kone Oyj, Class B	5,323	296,537
Metso Oyj	4,014	171,579
Neste Oil Oyj	4,467	55,019
Nokia Oyj	120,425	655,614
Nokian Renkaat Oyj	3,566	173,783
Orion Oyj, Class B	2,434	48,109
Pohjola Bank plc, Class A	6,060	67,123
Sampo Oyj, Class A	13,292	384,156
Sanoma Oyj	3,770	48,269
Stora Enso Oyj, Class R	19,191	142,564
UPM-Kymmene Oyj	16,207	220,692
Wartsila Oyj	5,246	197,864

		2,980,252

France (6.0%)
Accor S.A.	29,568	1,055,671
Aeroports de Paris S.A.	1,361	111,705
Air Liquide S.A.	9,214	1,228,380
Alcatel-Lucent S.A.*	80,179	182,324
Alstom S.A.	6,548	255,529
Arkema S.A.	1,663	154,968
AtoS	1,940	111,891
AXA S.A.‡	55,619	922,046
BNP Paribas S.A.	45,123	2,140,923
Bouygues S.A.	5,919	181,013
Bureau Veritas S.A.	1,856	163,373
Cap Gemini S.A.	4,570	204,548
Carrefour S.A.	19,446	466,184
Casino Guichard Perrachon S.A.	2,015	198,599
Christian Dior S.A.	1,930	296,143
Cie de Saint-Gobain S.A.	13,335	595,527
Cie Generale de Geophysique-Veritas*	5,304	156,971
Cie Generale des Etablissements Michelin	5,621	418,542
Cie Generale d’Optique Essilor International S.A.	6,451	574,985
CNP Assurances S.A.	5,136	80,144
Credit Agricole S.A.	31,689	196,948
Danone S.A.	18,885	1,317,276
Dassault Systemes S.A.	1,746	160,653
Edenred	4,639	139,579
EDF S.A.	8,010	182,785
Eiffage S.A.	1,687	65,271
Eurazeo S.A.	1,250	63,601
Eutelsat Communications S.A.	3,986	147,363
Fonciere des Regions (REIT)	1,018	81,775
France Telecom S.A.	60,485	895,827
GDF Suez S.A.	40,623	1,049,445
Gecina S.A. (REIT)	868	90,690
Groupe Eurotunnel S.A. (Registered)	19,029	165,268
ICADE (REIT)	931	83,056
Iliad S.A.	795	109,528
Imerys S.A.	9,652	586,874
J.C. Decaux S.A.*	2,848	87,021
Klepierre S.A. (REIT)	3,936	136,485
Lafarge S.A.	24,233	1,156,555
Lagardere S.C.A.	3,893	120,093
Legrand S.A.	7,342	270,162
L’Oreal S.A.	7,759	957,103
LVMH Moet Hennessy Louis Vuitton S.A.	14,501	2,491,957
Natixis S.A.	32,506	125,074
Neopost S.A.	1,068	68,684
Pernod-Ricard S.A.	30,466	3,185,588
Peugeot S.A.	8,241	132,717
PPR S.A.	8,220	1,414,229
Publicis Groupe S.A.	30,892	1,703,029
Renault S.A.	6,686	352,449
Safran S.A.	4,955	182,097
Sanofi S.A.	53,301	4,139,428
Schneider Electric S.A.	64,474	4,212,600
SCOR SE	6,304	170,339
Societe BIC S.A.	1,092	109,580
Societe Generale S.A.	70,764	2,073,012
Societe Television Francaise 1 S.A.	2,933	35,914
Sodexo S.A.	2,879	236,373
Suez Environnement Co. S.A.	9,867	151,336
Technip S.A.	11,088	1,306,230
Thales S.A.	3,770	141,087
Total S.A.	102,705	5,238,026
Unibail-Rodamco S.A. (REIT)	2,939	587,766
Vallourec S.A.	3,676	232,877
Veolia Environnement S.A.	12,185	202,083
Vinci S.A.	14,531	757,758
Vivendi S.A.	40,111	736,105
Wendel S.A.	940	80,298

		47,629,460

Germany (5.5%)
Adidas AG	33,698	2,630,964
Allianz SE (Registered)	22,334	2,665,030
Axel Springer AG	1,257	63,488
BASF SE	29,986	2,623,097
Bayer AG (Registered)	40,732	2,865,062
Bayerische Motoren Werke (BMW) AG	40,145	3,610,296
Bayerische Motoren Werke (BMW) AG (Preference)	1,722	102,280
Beiersdorf AG	3,062	199,799

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Brenntag AG	1,375	$168,383
Celesio AG	3,526	63,815
Commerzbank AG*	118,113	298,829
Continental AG*	2,463	232,473
Daimler AG (Registered)	29,602	1,784,899
Deutsche Bank AG (Registered)	30,403	1,512,661
Deutsche Boerse AG	6,199	417,349
Deutsche Lufthansa AG (Registered)	7,065	98,890
Deutsche Post AG (Registered)	27,271	525,020
Deutsche Telekom AG (Registered)	92,369	1,112,059
E.ON AG	59,656	1,428,955
Fraport AG	1,212	75,892
Fresenius Medical Care AG & Co. KGaA	16,342	1,158,204
Fresenius SE & Co. KGaA	3,893	399,220
GEA Group AG	5,457	188,209
Hannover Rueckversicherung AG (Registered)	1,989	118,153
HeidelbergCement AG	4,336	262,458
Henkel AG & Co. KGaA	4,628	288,867
Henkel AG & Co. KGaA (Preference)	17,574	1,287,708
Hochtief AG	1,644	99,741
Infineon Technologies AG	179,302	1,833,209
K+S AG (Registered)	5,479	286,630
Kabel Deutschland Holding AG*	2,953	182,388
Lanxess AG	2,597	214,675
Linde AG	10,635	1,908,444
MAN SE	2,084	277,471
Merck KGaA	2,149	237,831
Metro AG	4,009	155,004
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,884	887,159
Porsche Automobil Holding SE (Preference)	5,049	297,973
ProSiebenSat.1 Media AG (Preference)	2,149	55,230
RWE AG	15,667	748,148
RWE AG (Preference)	1,550	68,146
Salzgitter AG	1,442	79,034
SAP AG	50,482	3,525,286
Siemens AG (Registered)	37,405	3,770,962
Suedzucker AG	2,105	67,028
Symrise AG	9,642	279,052
ThyssenKrupp AG	12,659	315,127
United Internet AG (Registered)	2,841	53,539
Volkswagen AG	1,099	177,207
Volkswagen AG (Preference)	10,917	1,919,736
Wacker Chemie AG	615	54,225

		43,675,305

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	6,870	131,482
Hellenic Telecommunications Organization S.A.	8,460	35,993
National Bank of Greece S.A.*	29,864	76,473
OPAP S.A.	7,714	74,795

		318,743

Hong Kong (3.0%)
AIA Group Ltd.	276,527	1,013,089
ASM Pacific Technology Ltd.	6,800	99,213
Bank of East Asia Ltd.	55,247	207,740
Belle International Holdings Ltd.	1,370,000	2,459,298
BOC Hong Kong Holdings Ltd.	115,000	317,653
Cathay Pacific Airways Ltd.	41,000	75,922
Cheung Kong Holdings Ltd.	102,000	1,317,434
Cheung Kong Infrastructure Holdings Ltd.	19,000	115,607
China Unicom Hong Kong Ltd.	2,052,000	3,477,451
CLP Holdings Ltd.	65,000	560,810
First Pacific Co., Ltd.	70,000	77,612
Foxconn International Holdings Ltd.*	100,424	71,514
Galaxy Entertainment Group Ltd.*	33,000	91,153
Hang Lung Group Ltd.	27,000	174,714
Hang Lung Properties Ltd.	965,000	3,535,390
Hang Seng Bank Ltd.	24,400	324,263
Henderson Land Development Co., Ltd.	33,000	182,093
HKT Trust/HKT Ltd.*	2,542	1,977
Hong Kong & China Gas Co., Ltd.	152,020	389,566
Hong Kong Exchanges and Clearing Ltd.	32,800	551,204
Hopewell Holdings Ltd.	25,500	69,944
Hutchison Whampoa Ltd.	69,000	689,507
Hysan Development Co., Ltd.	24,448	97,911
Kerry Properties Ltd.	20,500	92,263
Li & Fung Ltd.	184,000	422,234
Lifestyle International Holdings Ltd.	26,500	67,226
Link REIT (REIT)	79,813	297,029
MTR Corp.	49,589	177,524
New World Development Co., Ltd.	128,212	154,042
Noble Group Ltd.	115,454	126,746
NWS Holdings Ltd.	57,653	88,199
Orient Overseas International Ltd.	606,700	4,316,523
PCCW Ltd.	116,974	41,876
Power Assets Holdings Ltd.	43,500	319,295
Shangri-La Asia Ltd.	55,166	120,625
Sino Land Co., Ltd.	93,910	149,955
SJM Holdings Ltd.	49,000	99,697
Sun Hung Kai Properties Ltd.	46,000	571,627
Swire Pacific Ltd., Class A	25,000	280,244
Wharf Holdings Ltd.	52,000	282,581
Wheelock & Co., Ltd.	35,000	105,466
Wing Hang Bank Ltd.	7,500	74,512
Yue Yuen Industrial Holdings Ltd.	23,000	80,709

		23,769,438

India (0.8%)
ICICI Bank Ltd. (ADR)	89,271	3,112,880
Yes Bank Ltd.	482,000	3,489,284

		6,602,164

Ireland (2.6%)
Accenture plc, Class A	45,484	2,933,718
CRH plc	126,206	2,583,891
Elan Corp. plc*	28,747	420,780
Experian plc	127,275	1,983,852
ICON plc (ADR)*	130,800	2,775,576
James Hardie Industries SE (CDI)	12,101	96,268
Kerry Group plc, Class A	4,846	224,141
Shire plc	240,053	7,756,088
WPP plc	126,781	1,732,808

		20,507,122

Israel (0.7%)
Bank Hapoalim B.M.	31,394	115,277
Bank Leumi Le-Israel B.M.	35,356	111,333
Bezeq Israeli Telecommunication Corp., Ltd.	50,965	83,678
Cellcom Israel Ltd.	1,268	16,060
Ceragon Networks Ltd.*	127,300	1,208,077
Check Point Software Technologies Ltd.*	28,009	1,788,095
Delek Group Ltd.	78	15,258
Elbit Systems Ltd.	540	20,950
Israel Chemicals Ltd.	13,554	154,205
Israel Corp., Ltd.	61	41,065

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Israel Discount Bank Ltd., Class A*	17,173	$22,728
Mizrahi Tefahot Bank Ltd.	2,711	24,426
NICE Systems Ltd.*	1,520	59,584
Partner Communications Co., Ltd.	1,968	15,180
Teva Pharmaceutical Industries Ltd.	30,480	1,347,654
Teva Pharmaceutical Industries Ltd. (ADR)	18,755	845,100

		5,868,670

Italy (1.0%)
A2A S.p.A.	48,630	39,012
Assicurazioni Generali S.p.A.	39,117	607,263
Atlantia S.p.A.	10,396	172,621
Autogrill S.p.A.	2,955	31,194
Banca Carige S.p.A.	14,331	18,807
Banca Monte dei Paschi di Siena S.p.A.	137,352	57,905
Banco Popolare S.c.a.r.l.	66,562	126,236
Enel Green Power S.p.A.	49,820	94,684
Enel S.p.A.	213,797	773,303
ENI S.p.A.	79,416	1,863,082
Exor S.p.A.	1,808	45,646
Fiat Industrial S.p.A.*	26,264	280,226
Fiat S.p.A.	26,264	154,405
Finmeccanica S.p.A.	14,990	81,168
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	40,356	62,273
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	551,215	988,049
Luxottica Group S.p.A.	3,315	120,036
Mediaset S.p.A.	24,518	67,623
Mediobanca S.p.A.	18,913	111,088
Pirelli & C. S.p.A.	6,116	72,760
Prysmian S.p.A.	6,729	118,283
Saipem S.p.A.	8,382	432,965
Snam S.p.A.	49,982	240,380
Telecom Italia S.p.A.	309,598	368,110
Telecom Italia S.p.A. (RNC)	198,781	195,389
Terna Rete Elettrica Nazionale S.p.A.	42,513	170,893
UniCredit S.p.A.	134,580	674,162
Unione di Banche Italiane S.c.p.A.	24,186	102,512

		8,070,075

Japan (14.6%)
ABC-Mart, Inc.	1,100	41,398
Advantest Corp.	6,100	96,102
Aeon Co., Ltd.	19,700	258,954
Aeon Credit Service Co., Ltd.	2,600	40,899
Aeon Mall Co., Ltd.	1,700	39,496
Air Water, Inc.	5,000	64,516
Aisin Seiki Co., Ltd.	6,900	242,254
Ajinomoto Co., Inc.	22,000	275,897
Alfresa Holdings Corp.	800	38,033
All Nippon Airways Co., Ltd.	23,000	69,470
Amada Co., Ltd.	10,000	67,416
Aozora Bank Ltd.	25,000	72,188
Asahi Glass Co., Ltd.	35,000	296,847
Asahi Group Holdings Ltd.	13,300	294,538
Asahi Kasei Corp.	39,000	240,776
Asics Corp.	4,000	45,234
Astellas Pharma, Inc.	14,800	607,950
Bank of Kyoto Ltd.	13,000	117,953
Bank of Yokohama Ltd.	37,000	185,067
Benesse Holdings, Inc.	2,000	99,674
Bridgestone Corp.	20,600	499,258
Brother Industries Ltd.	9,200	124,712
Canon, Inc.	120,500	5,692,340
Casio Computer Co., Ltd.	9,600	68,547
Central Japan Railway Co.	48	395,506
Chiba Bank Ltd.	23,000	146,720
Chiyoda Corp.	6,000	76,187
Chubu Electric Power Co., Inc.	22,400	404,320
Chugai Pharmaceutical Co., Ltd.	8,600	158,555
Chugoku Bank Ltd.	7,000	94,636
Chugoku Electric Power Co., Inc.	9,700	180,124
Citizen Holdings Co., Ltd.	6,100	38,618
Coca-Cola West Co., Ltd.	1,200	21,037
Cosmo Oil Co., Ltd.	15,000	41,682
Credit Saison Co., Ltd.	4,000	80,947
Dai Nippon Printing Co., Ltd.	18,000	183,980
Daicel Chemical Industries Ltd.	10,000	64,395
Daido Steel Co., Ltd.	8,000	55,382
Daihatsu Motor Co., Ltd.	6,000	109,895
Dai-ichi Life Insurance Co., Ltd.	285	393,567
Daiichi Sankyo Co., Ltd.	21,100	384,424
Daikin Industries Ltd.	20,300	552,566
Dainippon Sumitomo Pharma Co., Ltd.	7,500	79,467
Daito Trust Construction Co., Ltd.	2,500	224,417
Daiwa House Industry Co., Ltd.	15,000	198,260
Daiwa Securities Group, Inc.	51,000	201,486
DeNA Co., Ltd.	2,800	77,569
Denki Kagaku Kogyo KK	13,000	51,987
Denso Corp.	120,300	4,018,721
Dentsu, Inc.	5,383	171,434
East Japan Railway Co.	17,405	1,095,567
Eisai Co., Ltd.	8,300	329,914
Electric Power Development Co., Ltd.	3,200	86,756
FamilyMart Co., Ltd.	1,600	67,657
FANUC Corp.	27,600	4,895,107
Fast Retailing Co., Ltd.	1,700	387,363
Fuji Electric Holdings Co., Ltd.	13,000	34,239
Fuji Heavy Industries Ltd.	17,000	136,583
Fujifilm Holdings Corp.	15,900	372,863
Fujitsu Ltd.	59,000	310,789
Fukuoka Financial Group, Inc.	25,000	110,849
Furukawa Electric Co., Ltd.	17,000	45,185
Gree, Inc.	3,000	75,716
GS Yuasa Corp.	9,000	49,366
Gunma Bank Ltd.	17,000	90,987
Hachijuni Bank Ltd.	14,000	82,542
Hakuhodo DY Holdings, Inc.	670	42,093
Hamamatsu Photonics KK	2,200	83,061
Hino Motors Ltd.	8,000	57,799
Hirose Electric Co., Ltd.	1,300	136,487
Hiroshima Bank Ltd.	21,000	95,904
Hisamitsu Pharmaceutical Co., Inc.	2,500	118,551
Hitachi Chemical Co., Ltd.	4,500	81,008
Hitachi Construction Machinery Co., Ltd.	2,700	59,728
Hitachi High-Technologies Corp.	2,600	62,039
Hitachi Ltd.	625,000	4,009,605
Hitachi Metals Ltd.	4,000	49,680
Hokkaido Electric Power Co., Inc.	7,300	107,158
Hokuhoku Financial Group, Inc.	48,000	91,627
Hokuriku Electric Power Co.	5,400	97,601
Honda Motor Co., Ltd.	178,600	6,786,239
Hoya Corp.	76,500	1,718,177
Ibiden Co., Ltd.	3,300	84,404
Idemitsu Kosan Co., Ltd.	700	69,772
IHI Corp.	37,000	93,428
INPEX Corp.	71	479,509
Isetan Mitsukoshi Holdings Ltd.	12,300	144,444
Isuzu Motors Ltd.	37,000	216,806

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ITOCHU Corp.	47,600	$519,304
ITOCHU Techno-Solutions Corp.	900	40,286
Iyo Bank Ltd.	10,000	88,559
J. Front Retailing Co., Ltd.	16,000	89,308
Japan Petroleum Exploration Co.	700	32,602
Japan Prime Realty Investment Corp. (REIT)	25	71,856
Japan Real Estate Investment Corp. (REIT)	17	149,728
Japan Retail Fund Investment Corp. (REIT)	62	92,060
Japan Steel Works Ltd.	8,000	54,802
Japan Tobacco, Inc.	318	1,790,359
JFE Holdings, Inc.	16,000	343,699
JGC Corp.	7,000	216,926
Joyo Bank Ltd.	21,000	96,158
JS Group Corp.	8,100	169,594
JSR Corp.	5,300	106,679
JTEKT Corp.	5,900	70,640
Jupiter Telecommunications Co., Ltd.	64	64,101
JX Holdings, Inc.	70,844	439,084
Kajima Corp.	35,000	106,560
Kamigumi Co., Ltd.	10,000	82,759
Kaneka Corp.	11,000	66,316
Kansai Electric Power Co., Inc.	23,900	370,180
Kansai Paint Co., Ltd.	7,000	70,617
Kao Corp.	17,100	448,728
Kawasaki Heavy Industries Ltd.	43,000	131,437
Kawasaki Kisen Kaisha Ltd.*	19,000	41,778
KDDI Corp.	99	641,102
Keikyu Corp.	15,000	131,207
Keio Corp.	19,000	136,124
Keisei Electric Railway Co., Ltd.	9,000	69,590
Keyence Corp.	1,430	336,206
Kikkoman Corp.	6,000	69,373
Kinden Corp.	3,000	23,161
Kintetsu Corp.	57,000	216,926
Kirin Holdings Co., Ltd.	26,000	336,426
Kobe Steel Ltd.	72,000	116,564
Koito Manufacturing Co., Ltd.	2,000	32,355
Komatsu Ltd.	63,500	1,809,792
Konami Corp.	3,100	87,865
Konica Minolta Holdings, Inc.	13,500	117,923
Kubota Corp.	122,000	1,171,801
Kuraray Co., Ltd.	10,300	145,721
Kurita Water Industries Ltd.	4,500	110,257
Kyocera Corp.	5,200	476,211
Kyowa Hakko Kirin Co., Ltd.	9,000	100,036
Kyushu Electric Power Co., Inc.	12,200	173,780
Lawson, Inc.	2,000	125,891
Mabuchi Motor Co., Ltd.	500	22,683
Makita Corp.	3,300	132,367
Marubeni Corp.	319,000	2,300,870
Marui Group Co., Ltd.	4,900	40,848
Maruichi Steel Tube Ltd.	900	21,008
Mazda Motor Corp.*	104,000	182,192
McDonald’s Holdings Co. Japan Ltd.	3,000	79,594
Medipal Holdings Corp.	4,800	62,167
MEIJI Holdings Co., Ltd.	2,282	99,667
Miraca Holdings, Inc.	1,500	58,536
Mitsubishi Chemical Holdings Corp.	42,000	224,284
Mitsubishi Corp.	81,800	1,897,499
Mitsubishi Electric Corp.	63,000	557,158
Mitsubishi Estate Co., Ltd.	40,000	713,302
Mitsubishi Gas Chemical Co., Inc.	16,000	106,899
Mitsubishi Heavy Industries Ltd.	104,000	503,854
Mitsubishi Logistics Corp.	3,000	35,411
Mitsubishi Materials Corp.	40,000	126,616
Mitsubishi Motors Corp.*	142,000	161,266
Mitsubishi Tanabe Pharma Corp.	6,400	89,772
Mitsubishi UFJ Financial Group, Inc.	420,900	2,095,092
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,260	99,389
Mitsui & Co., Ltd.	56,100	919,750
Mitsui Chemicals, Inc.	22,000	66,715
Mitsui Fudosan Co., Ltd.	27,000	516,383
Mitsui O.S.K. Lines Ltd.	34,000	147,880
Mizuho Financial Group, Inc.	746,350	1,217,316
MS&AD Insurance Group Holdings, Inc.	18,038	370,262
Murata Manufacturing Co., Ltd.	18,100	1,072,617
Nabtesco Corp.	2,600	53,338
Namco Bandai Holdings, Inc.	7,600	109,634
NEC Corp.*	79,000	165,120
NGK Insulators Ltd.	8,000	114,148
NGK Spark Plug Co., Ltd.	6,000	85,611
NHK Spring Co., Ltd.	6,000	64,516
Nidec Corp.	13,000	1,184,246
Nikon Corp.	10,500	318,666
Nintendo Co., Ltd.	3,300	496,376
Nippon Building Fund, Inc. (REIT)	18	170,931
Nippon Electric Glass Co., Ltd.	14,000	121,614
Nippon Express Co., Ltd.	31,000	120,974
Nippon Meat Packers, Inc.	6,000	76,187
Nippon Paper Group, Inc.	2,368	49,294
Nippon Sheet Glass Co., Ltd.	30,000	46,031
Nippon Steel Corp.	1,027,000	2,816,588
Nippon Telegraph & Telephone Corp.	14,692	666,527
Nippon Yusen KK	46,000	144,497
Nishi-Nippon City Bank Ltd.	25,000	70,678
Nissan Motor Co., Ltd.	83,000	883,448
Nisshin Seifun Group, Inc.	8,000	96,750
Nisshin Steel Co., Ltd.	25,000	41,984
Nissin Foods Holdings Co., Ltd.	1,500	56,089
Nitori Holdings Co., Ltd.	1,450	131,038
Nitto Denko Corp.	5,400	217,579
NKSJ Holdings, Inc.	13,223	295,549
NOK Corp.	2,700	58,717
Nomura Holdings, Inc.	120,400	532,396
Nomura Real Estate Holdings, Inc.	2,100	37,017
Nomura Real Estate Office Fund, Inc. (REIT)	10	59,502
Nomura Research Institute Ltd.	4,100	101,695
NSK Ltd.	17,000	130,832
NTN Corp.	20,000	84,572
NTT Data Corp.	36	126,524
NTT DoCoMo, Inc.	499	828,351
NTT Urban Development Corp.	19	15,472
Obayashi Corp.	26,000	113,399
Odakyu Electric Railway Co., Ltd.	21,000	198,405
OJI Paper Co., Ltd.	24,000	115,984
Olympus Corp.*	7,800	127,597
Omron Corp.	32,200	692,473
Ono Pharmaceutical Co., Ltd.	3,000	167,090
Oracle Corp. Japan	1,700	64,595
Oriental Land Co., Ltd.	1,800	192,896
ORIX Corp.	3,670	350,284
Osaka Gas Co., Ltd.	58,000	232,645
Otsuka Corp.	500	40,655
Otsuka Holdings Co., Ltd.	8,300	245,681

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Panasonic Corp.	72,800	$669,334
Rakuten, Inc.	2,376	2,488,815
Resona Holdings, Inc.	60,657	279,211
Ricoh Co., Ltd.	21,000	204,241
Rinnai Corp.	1,000	72,007
Rohm Co., Ltd.	3,600	177,673
Sankyo Co., Ltd.	1,500	73,577
Sanrio Co., Ltd.	1,500	58,536
Santen Pharmaceutical Co., Ltd.	2,000	85,417
SBI Holdings, Inc.	533	50,293
Secom Co., Ltd.	76,600	3,748,097
Sega Sammy Holdings, Inc.	6,100	127,793
Seiko Epson Corp.	3,400	47,650
Sekisui Chemical Co., Ltd.	15,000	130,120
Sekisui House Ltd.	21,000	205,763
Seven & I Holdings Co., Ltd.	24,800	736,479
Seven Bank Ltd.	15,000	32,802
Sharp Corp.	31,000	226,217
Shikoku Electric Power Co., Inc.	6,000	169,119
Shimadzu Corp.	6,000	54,150
Shimamura Co., Ltd.	600	67,126
Shimano, Inc.	2,700	162,613
Shimizu Corp.	17,000	68,189
Shin-Etsu Chemical Co., Ltd.	27,600	1,593,911
Shinsei Bank Ltd.	48,000	62,631
Shionogi & Co., Ltd.	9,100	125,775
Shiseido Co., Ltd.	11,000	189,779
Shizuoka Bank Ltd.	18,000	185,285
Showa Denko KK	49,000	111,296
Showa Shell Sekiyu KK	8,400	53,585
SMC Corp.	6,400	1,017,567
Softbank Corp.	29,100	860,308
Sojitz Corp.	53,000	94,769
Sony Corp.	33,800	695,846
Sony Financial Holdings, Inc.	6,900	122,544
Square Enix Holdings Co., Ltd.	2,100	44,096
Stanley Electric Co., Ltd.	3,800	60,372
Sumco Corp.*	4,600	55,965
Sumitomo Chemical Co., Ltd.	48,000	204,132
Sumitomo Corp.	87,300	1,261,457
Sumitomo Electric Industries Ltd.	26,300	360,008
Sumitomo Heavy Industries Ltd.	16,000	88,921
Sumitomo Metal Industries Ltd.	121,000	244,134
Sumitomo Metal Mining Co., Ltd.	17,000	238,867
Sumitomo Mitsui Financial Group, Inc.	44,184	1,453,583
Sumitomo Mitsui Trust Holdings, Inc.	98,070	312,800
Sumitomo Realty & Development Co., Ltd.	91,000	2,193,367
Sumitomo Rubber Industries Ltd.	4,500	59,750
Suruga Bank Ltd.	4,000	40,836
Suzuken Co., Ltd.	2,300	70,915
Suzuki Motor Corp.	10,500	250,797
Sysmex Corp.	3,000	121,058
T&D Holdings, Inc.	20,400	236,361
Taisei Corp.	39,000	101,776
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	89,175
Taiyo Nippon Sanso Corp.	11,000	77,613
Takashimaya Co., Ltd.	6,000	49,801
Takeda Pharmaceutical Co., Ltd.	25,600	1,127,365
TDK Corp.	4,200	237,985
Teijin Ltd.	31,000	104,120
Terumo Corp.	5,900	281,920
THK Co., Ltd.	3,300	67,100
Tobu Railway Co., Ltd.	35,000	185,635
Toho Co., Ltd.	2,700	49,551
Toho Gas Co., Ltd.	13,000	76,646
Tohoku Electric Power Co., Inc.	14,200	161,952
Tokio Marine Holdings, Inc.	23,400	642,037
Tokyo Electric Power Co., Inc.*	47,200	118,613
Tokyo Electron Ltd.	5,400	308,916
Tokyo Gas Co., Ltd.	80,000	376,948
Tokyu Corp.	42,000	199,420
Tokyu Land Corp.	11,000	53,824
TonenGeneral Sekiyu KK	11,000	101,269
Toppan Printing Co., Ltd.	21,000	163,900
Toray Industries, Inc.	48,000	356,071
Toshiba Corp.	136,000	598,091
Tosoh Corp.	12,000	33,345
TOTO Ltd.	12,000	90,323
Toyo Seikan Kaisha Ltd.	6,400	91,782
Toyo Suisan Kaisha Ltd.	3,000	77,891
Toyoda Gosei Co., Ltd.	1,400	27,249
Toyota Boshoku Corp.	1,400	16,508
Toyota Industries Corp.	6,600	199,029
Toyota Motor Corp.	119,300	5,145,596
Toyota Tsusho Corp.	7,700	156,754
Trend Micro, Inc.	4,100	125,967
Tsumura & Co.	1,600	46,220
Ube Industries Ltd.	40,000	108,735
Unicharm Corp.	4,000	211,188
Ushio, Inc.	2,800	39,343
USS Co., Ltd.	760	77,038
West Japan Railway Co.	5,400	216,926
Yahoo! Japan Corp.	1,665	538,706
Yakult Honsha Co., Ltd.	2,700	92,805
Yamada Denki Co., Ltd.	2,450	153,032
Yamaguchi Financial Group, Inc.	9,000	81,769
Yamaha Corp.	6,100	63,233
Yamaha Motor Co., Ltd.	8,300	111,208
Yamato Holdings Co., Ltd.	12,000	185,429
Yamato Kogyo Co., Ltd.	1,400	40,848
Yamazaki Baking Co., Ltd.	4,000	57,315
Yaskawa Electric Corp.	5,000	46,998
Yokogawa Electric Corp.	9,300	94,045

		116,064,974

Luxembourg (0.6%)
ArcelorMittal S.A.	28,833	551,054
Millicom International Cellular S.A. (SDR)	34,209	3,878,102
SES S.A. (FDR)	10,633	263,842
Tenaris S.A.	16,410	312,970

		5,005,968

Macau (0.1%)
Sands China Ltd.	218,933	855,653
Wynn Macau Ltd.	46,000	134,466

		990,119

Mauritius (0.0%)
Essar Energy plc*	9,424	23,409

Mexico (0.3%)
America Movil S.A.B. de C.V. (ADR)	18,078	448,877
Fresnillo plc	5,968	152,542
Wal-Mart de Mexico S.A.B. de C.V.	452,300	1,517,707

		2,119,126

Netherlands (5.2%)
Aegon N.V.*	54,492	302,623
Akzo Nobel N.V.	7,642	451,206
ASML Holding N.V.	59,520	2,975,231
Core Laboratories N.V.	57,600	7,578,432

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Corio N.V. (REIT)	2,258	$119,105
Delta Lloyd N.V.	2,573	45,229
European Aeronautic Defence and Space Co. N.V.	13,568	555,627
Fugro N.V. (CVA)	2,226	158,594
Heineken Holding N.V.	4,186	195,959
Heineken N.V.	8,342	463,665
ING Groep N.V. (CVA)*	247,828	2,064,810
Koninklijke (Royal) KPN N.V.	170,437	1,874,868
Koninklijke Ahold N.V.	38,000	526,571
Koninklijke Boskalis Westminster N.V.	1,968	73,925
Koninklijke DSM N.V.	4,809	278,261
Koninklijke Philips Electronics N.V.	33,158	672,187
Koninklijke Vopak N.V.	1,956	112,683
LyondellBasell Industries N.V., Class A	64,103	2,798,096
QIAGEN N.V.*	8,716	135,716
Randstad Holding N.V.	3,572	134,773
Reed Elsevier N.V.	21,858	279,160
Royal Dutch Shell plc (BATS Europe Exchange), Class A	142,627	4,993,318
Royal Dutch Shell plc (Euro Comp Exchange), Class A	118,737	4,146,899
Royal Dutch Shell plc, Class B	87,723	3,086,183
SBM Offshore N.V.	5,529	113,007
Sensata Technologies Holding N.V.*	84,687	2,835,321
TNT Express N.V.	12,985	160,365
Unilever N.V. (CVA)	53,446	1,818,733
Wolters Kluwer N.V.	9,087	172,094
Yandex N.V., Class A*	45,333	1,218,098
Ziggo N.V.*	24,178	754,238

		41,094,977

New Zealand (0.1%)
Auckland International Airport Ltd.	26,544	53,466
Contact Energy Ltd.*	10,143	39,283
Fletcher Building Ltd.	25,169	138,901
SKYCITY Entertainment Group Ltd.	25,800	83,233
Telecom Corp. of New Zealand Ltd.	63,135	125,360

		440,243

Norway (1.6%)
Aker Solutions ASA	4,621	78,183
DNB ASA	347,199	4,462,877
Gjensidige Forsikring ASA	5,245	61,939
Norsk Hydro ASA	487,612	2,655,226
Orkla ASA	23,554	186,372
Statoil ASA	36,814	999,420
Statoil ASA (ADR)	131,100	3,554,121
Telenor ASA	23,744	440,294
Yara International ASA	6,550	312,389

		12,750,821

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)	14,683	26,828
Cimpor Cimentos de Portugal SGPS S.A.	9,376	62,524
EDP - Energias de Portugal S.A.	59,847	174,083
Galp Energia SGPS S.A., Class B	6,811	112,095
Jeronimo Martins SGPS S.A.*	7,324	149,207
Portugal Telecom SGPS S.A. (Registered)	21,091	114,738

		639,475

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	49,000	78,740
CapitaLand Ltd.	78,000	193,596
CapitaMall Trust (REIT)	71,000	101,949
CapitaMalls Asia Ltd.	60,032	78,081
City Developments Ltd.	19,000	171,552
ComfortDelGro Corp., Ltd.	76,000	94,316
Cosco Corp., (Singapore) Ltd.	23,000	21,316
DBS Group Holdings Ltd.	56,000	631,701
Fraser and Neave Ltd.	33,000	175,888
Genting Singapore plc*	193,677	262,694
Global Logistic Properties Ltd.*	52,000	91,007
Golden Agri-Resources Ltd.	190,576	119,011
Hutchison Port Holdings Trust, Class U	172,000	131,580
Jardine Cycle & Carriage Ltd.	4,000	153,661
Keppel Corp., Ltd.	44,800	391,673
Keppel Land Ltd.	19,000	52,448
Neptune Orient Lines Ltd.	19,000	21,387
Olam International Ltd.	50,962	95,677
Oversea-Chinese Banking Corp., Ltd.	83,525	592,692
SembCorp Industries Ltd.	37,000	155,411
SembCorp Marine Ltd.	23,000	96,607
Singapore Airlines Ltd.	18,000	154,218
Singapore Exchange Ltd.	25,000	138,022
Singapore Press Holdings Ltd.	55,000	171,513
Singapore Technologies Engineering Ltd.	48,000	124,100
Singapore Telecommunications Ltd.	270,000	676,584
StarHub Ltd.	29,000	71,517
United Overseas Bank Ltd.	42,000	613,102
UOL Group Ltd.	18,000	67,873
Wilmar International Ltd.	61,000	237,779

		5,965,695

South Korea (0.9%)
Hanjin Shipping Co., Ltd.*	61,600	853,555
POSCO	6,600	2,213,494
Samsung Electronics Co., Ltd.	3,541	3,984,621

		7,051,670

Spain (2.0%)
Abertis Infraestructuras S.A.	11,983	204,007
Acciona S.A.	1,037	72,416
Acerinox S.A.	2,131	27,389
ACS Actividades de Construccion y Servicios S.A.	4,745	121,442
Amadeus IT Holding S.A., Class A	9,544	180,113
Banco Bilbao Vizcaya Argentaria S.A.	225,431	1,794,022
Banco de Sabadell S.A.	60,825	165,652
Banco Popular Espanol S.A.	31,169	111,824
Banco Santander S.A.	279,265	2,149,070
Bankia S.A.*	28,435	103,001
Bankinter S.A.	10,548	55,329
CaixaBank	25,355	98,709
Distribuidora Internacional de Alimentacion S.A.*	19,446	96,401
EDP Renovaveis S.A.*	10,233	50,851
Enagas S.A.	5,174	99,575
Ferrovial S.A.	13,481	154,948
Fomento de Construcciones y Contratas S.A.	1,127	25,177
Gas Natural SDG S.A.	10,523	168,134
Grifols S.A.*	4,422	94,362
Iberdrola S.A.	125,450	712,250
Inditex S.A.	38,291	3,667,754
Indra Sistemas S.A.	2,454	30,071
Mapfre S.A.	823,095	2,649,997
Red Electrica Corporacion S.A.	3,279	160,453
Repsol YPF S.A.	25,561	641,246
Telefonica S.A.	135,811	2,225,196

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Zardoya Otis S.A.	4,880	$63,197

		15,922,586

Sweden (2.0%)
Alfa Laval AB	11,137	229,110
Assa Abloy AB, Class B	9,691	304,391
Atlas Copco AB, Class A	62,323	1,508,194
Atlas Copco AB, Class B	13,375	288,291
Boliden AB	8,132	127,712
Electrolux AB, Class B	7,364	155,722
Elekta AB, Class B	15,636	791,514
Getinge AB, Class B	127,815	3,639,824
Hennes & Mauritz AB, Class B	33,924	1,227,577
Hexagon AB, Class B	8,436	163,727
Holmen AB, Class B	1,621	44,520
Husqvarna AB, Class B	17,251	104,067
Industrivarden AB, Class C	3,159	46,938
Investment AB Kinnevik, Class B	7,160	166,560
Investor AB, Class B	14,279	316,625
Lundin Petroleum AB*	7,301	156,486
Modern Times Group AB, Class B	1,331	73,312
Nordea Bank AB	86,677	788,056
Ratos AB, Class B	6,714	93,213
Sandvik AB	32,399	467,684
Scania AB, Class B	11,380	236,689
Securitas AB, Class B	12,270	118,327
Skandinaviska Enskilda Banken AB, Class A	44,425	315,604
Skanska AB, Class B	12,395	214,896
SKF AB, Class B	12,253	299,111
SSAB AB, Class A	4,639	43,860
Svenska Cellulosa AB, Class B	18,875	326,956
Svenska Handelsbanken AB, Class A	15,725	501,285
Swedbank AB, Class A	25,695	399,263
Swedish Match AB	7,007	278,975
Tele2 AB, Class B	9,929	202,608
Telefonaktiebolaget LM Ericsson, Class B	97,564	1,010,915
TeliaSonera AB	73,825	514,871
Volvo AB, Class B	44,778	652,468

		15,809,351

Switzerland (8.4%)
ABB Ltd. (Registered)*	114,667	2,352,534
Actelion Ltd. (Registered)*	3,527	128,936
Adecco S.A. (Registered)*	4,104	215,043
Aryzta AG*	2,479	122,481
Baloise Holding AG (Registered)	1,402	112,912
Barry Callebaut AG (Registered)*	59	59,118
Cie Financiere Richemont S.A., Class A	16,934	1,061,775
Credit Suisse Group AG (Registered)*	61,385	1,749,680
Credit Suisse Group AG (ADR)	79,500	2,266,545
GAM Holding AG*	5,934	86,443
Geberit AG (Registered)*	1,210	253,206
Givaudan S.A. (Registered)*	276	266,002
Glencore International plc	43,001	267,830
Holcim Ltd. (Registered)*	18,158	1,184,786
Julius Baer Group Ltd.*	95,663	3,861,703
Kuehne + Nagel International AG (Registered)	1,868	252,667
Lindt & Spruengli AG	35	112,440
Lindt & Spruengli AG (Registered)	4	148,865
Lonza Group AG (Registered)*	1,460	75,466
Nestle S.A. (Registered)	200,002	12,584,595
Novartis AG (Registered)	97,962	5,421,714
Novartis AG (ADR)	46,600	2,582,106
Pargesa Holding S.A.	1,111	79,876
Partners Group Holding AG	438	85,446
Roche Holding AG	66,480	11,569,744
Schindler Holding AG	1,616	194,414
Schindler Holding AG (Registered)	878	104,948
SGS S.A. (Registered)	503	978,473
Sika AG	61	132,042
Sonova Holding AG (Registered)*	1,450	161,111
STMicroelectronics N.V.	19,085	155,955
Straumann Holding AG (Registered)*	316	53,769
Sulzer AG (Registered)	697	99,064
Swatch Group AG	7,044	3,242,253
Swatch Group AG (Registered)	1,682	135,182
Swiss Life Holding AG (Registered)*	901	107,198
Swiss Reinsurance Co., Ltd.*	11,617	741,908
Swisscom AG (Registered)	806	325,811
Syngenta AG (Registered)*	3,165	1,094,269
Transocean Ltd. (BATS Europe Exchange)	11,013	600,853
Transocean Ltd. (New York Exchange)	41,900	2,291,930
UBS AG (Registered)*	120,354	1,686,583
Wolseley plc	9,511	362,674
Xstrata plc	277,024	4,732,307
Zurich Financial Services AG*	9,442	2,537,531

		66,640,188

Taiwan (1.0%)
Advanced Semiconductor Engineering, Inc. (ADR)	761,300	3,905,469
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	248,899	3,803,177

		7,708,646

United Kingdom (15.3%)
3i Group plc	32,514	111,293
Admiral Group plc	6,237	118,416
Aggreko plc	8,206	295,324
AMEC plc	11,118	197,038
Anglo American plc	43,208	1,615,129
Antofagasta plc	13,212	243,447
ARM Holdings plc	208,125	1,970,744
ARM Holdings plc (ADR)	226,800	6,416,172
Associated British Foods plc	11,893	232,079
AstraZeneca plc	43,106	1,916,066
Aviva plc	233,792	1,239,645
Babcock International Group plc	11,991	152,766
BAE Systems plc	110,034	527,822
Balfour Beatty plc	23,696	108,209
Barclays plc	566,599	2,132,012
BG Group plc	189,324	4,384,888
BHP Billiton plc	69,295	2,114,222
BP plc	620,308	4,589,341
British American Tobacco plc	92,374	4,654,933
British Land Co. plc (REIT)	29,707	228,031
British Sky Broadcasting Group plc	359,803	3,890,413
BT Group plc	259,746	940,610
Bunzl plc	10,989	176,472
Burberry Group plc	51,661	1,236,998
Capita Group plc	20,877	244,602
Capital Shopping Centres Group plc (REIT)	16,532	87,632
Carnival plc	5,549	177,335
Centrica plc	349,525	1,768,882
Cobham plc	38,352	140,539
Compass Group plc	62,136	651,479
Diageo plc	242,955	5,838,813
Eurasian Natural Resources Corp.	8,489	80,451
G4S plc	42,319	184,453

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
GKN plc	50,952	$167,967
GlaxoSmithKline plc	217,345	4,854,839
Hammerson plc (REIT)	23,536	156,456
HSBC Holdings plc (Hong Kong Exchange)	189,033	1,667,462
HSBC Holdings plc (London Exchange)	803,323	7,128,709
ICAP plc	84,818	532,898
Imperial Tobacco Group plc	61,116	2,478,090
Inmarsat plc	14,605	107,529
Intercontinental Hotels Group plc	8,613	200,172
International Consolidated Airlines Group S.A.*	31,006	89,280
International Power plc	51,006	330,416
Intertek Group plc	5,300	212,866
Invensys plc	27,024	86,018
Investec plc	15,329	93,735
ITV plc	107,268	151,587
J Sainsbury plc	39,569	197,024
Johnson Matthey plc	7,193	271,408
Kazakhmys plc	7,170	104,133
Kingfisher plc	79,120	388,136
Land Securities Group plc (REIT)	25,330	292,723
Legal & General Group plc	196,397	410,577
Lloyds Banking Group plc*	1,358,133	730,013
London Stock Exchange Group plc	4,933	81,586
Lonmin plc	5,134	83,925
Man Group plc	175,159	377,665
Marks & Spencer Group plc	170,402	1,032,995
Meggitt plc	132,521	856,136
National Grid plc	115,383	1,163,620
Next plc	5,696	271,774
Old Mutual plc	189,202	479,969
Pearson plc	27,169	506,272
Petrofac Ltd.	7,884	219,422
Prudential plc	254,351	3,041,087
Randgold Resources Ltd.	3,019	259,311
Reckitt Benckiser Group plc	20,284	1,146,256
Reed Elsevier plc	200,725	1,781,881
Resolution Ltd.	48,205	201,472
Rexam plc	29,378	201,165
Rio Tinto plc	61,108	3,368,198
Rio Tinto plc (ADR)	85,800	4,769,622
Rolls-Royce Holdings plc*	169,513	2,201,625
Royal Bank of Scotland Group plc*	566,441	250,425
RSA Insurance Group plc	114,322	191,269
SABMiller plc	31,392	1,260,058
Sage Group plc	44,002	210,581
Schroders plc	4,067	102,782
Segro plc (REIT)	21,225	79,713
Serco Group plc	16,438	142,637
Severn Trent plc	7,927	195,767
Smith & Nephew plc	29,672	300,661
Smiths Group plc	13,063	219,808
SSE plc	30,928	657,447
Standard Chartered plc	294,128	7,339,141
Standard Life plc	74,922	275,267
Subsea 7 S.A.*	9,283	245,819
Tate & Lyle plc	15,335	172,925
Tesco plc	447,770	2,363,487
TUI Travel plc	18,728	58,802
Tullow Oil plc	185,777	4,537,485
Unilever plc	84,405	2,786,520
United Utilities Group plc	22,841	219,753
Vedanta Resources plc	4,570	89,763
Vodafone Group plc	2,378,461	6,551,088
Weir Group plc	62,262	1,756,734
Whitbread plc	5,868	173,075
WM Morrison Supermarkets plc	70,471	335,901

		121,879,183

United States (1.1%)
Carnival Corp.	67,700	2,171,816
Citigroup, Inc.	66,121	2,416,722
Perrigo Co.	9,564	988,057
Sims Metal Management Ltd.	4,602	70,027
Synthes, Inc.(m)	2,052	355,980
Wynn Resorts Ltd.	22,135	2,764,219

		8,766,821

Total Common Stocks (89.3%) (Cost $602,884,877)		709,169,272

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.9%) iShares MSCI EAFE Index Fund	82,100	4,507,290
iShares MSCI United Kingdom Index Fund	149,500	2,586,350

Total Investment Companies (0.9%) (Cost $6,671,747)		7,093,640

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	26

Total Investments (90.2%) (Cost $609,556,624)		716,262,938
Other Assets Less Liabilities (9.8%)		77,974,653

Net Assets (100%)		$794,237,591

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	10 .3%
Consumer Staples	8 .0
Energy	9 .0
Exchange Traded Funds	0 .9
Financials	18 .7
Health Care	9 .3
Industrials	10 .9
Information Technology	8 .1
Materials	8 .9
Telecommunication Services	4 .1
Utilities	2 .0
Cash and Other	9 .8

100 .0%

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$723,088	$—	$—	$922,046	$—	$—

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	761	June-12	$24,986,129	$24,450,042	$(536,087)
E-Mini MSCI EAFE Index	7	June-12	534,751	539,560	4,809
FTSE 100 Index	166	June-12	15,616,588	15,212,796	(403,792)
SPI 200 Index	55	June-12	6,002,657	6,188,556	185,899
TOPIX Index	151	June-12	15,111,412	15,634,529	523,117

					$(226,054)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 6/15/12	Deutsche Bank AG	6,000	$8,005,310	$7,834,980	$170,330

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,966,035	$75,341,755	$—	$82,307,790
Consumer Staples	1,517,707	61,666,280	97,938	63,281,925
Energy	19,002,874	52,376,388	—	71,379,262
Financials	21,607,019	126,905,598	—	148,512,617
Health Care	14,408,443	59,145,530	—	73,553,973
Industrials	6,295,371	80,785,940	—	87,081,311
Information Technology	26,840,269	37,221,380	—	64,061,649
Materials	11,868,278	58,997,889	—	70,866,167
Telecommunication Services	2,541,067	29,908,763	—	32,449,830
Utilities	—	15,674,748	—	15,674,748
Forward Currency Contracts	—	170,330	—	170,330
Futures	713,825	—	—	713,825
Investment Companies
Exchange Traded Funds (ETFs)	7,093,640	—	—	7,093,640
Warrants
Consumer Staples	—	26	—	26

Total Assets	$118,854,528	$598,194,627	$97,938	$717,147,093

Liabilities:
Futures	$(939,879)	$—	$—	$(939,879)

Total Liabilities	$(939,879)	$—	$—	$(939,879)

Total	$117,914,649	$598,194,627	$97,938	$716,207,214

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Staples	Investments in Common Stocks- Financials††	Investments in Common Stocks- Industrials
Balance as of 12/31/11	$—	$—	$35,541
Total gains or losses (realized/unrealized) included in earnings	7,081	—	(65)
Purchases	—	—	—
Sales	—	—	(35,476)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	90,857	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$97,938	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$7,081	$—	$—

††	Security represents level 3 investments with $0 cost and market value.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Consumer Staples	$97,938	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
Common Stocks-Financials	—	Deemed Worthless	Discount for Lack of Marketability(b)	Not Applicable
	$97,938

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,336,877
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$59,449,434

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,555,718
Aggregate gross unrealized depreciation	(38,233,800)

Net unrealized appreciation	$100,321,918

Federal income tax cost of investments	$615,941,020

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Auto Components (0.4%)
BorgWarner, Inc.*	1,860	$156,872
Delphi Automotive plc*	32,800	1,036,480
Goodyear Tire & Rubber Co.*	4,600	51,612
Johnson Controls, Inc.	12,800	415,744
Lear Corp.	12,700	590,423
TRW Automotive Holdings Corp.*	13,000	603,850

		2,854,981

Automobiles (0.4%)
Ford Motor Co.	127,110	1,587,604
General Motors Co.*	30,300	777,195
Harley-Davidson, Inc.	4,400	215,952

		2,580,751

Distributors (0.0%)
Genuine Parts Co.	3,000	188,250

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	17,300	668,472
DeVry, Inc.	1,200	40,644
H&R Block, Inc.	5,700	93,879

		802,995

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	8,100	259,848
Chipotle Mexican Grill, Inc.*	598	249,964
Darden Restaurants, Inc.	2,600	133,016
International Game Technology	5,600	94,024
Las Vegas Sands Corp.	45,825	2,638,145
Life Time Fitness, Inc.*	79,920	4,041,554
Marriott International, Inc., Class A	5,310	200,984
McDonald’s Corp.	22,700	2,226,870
MGM Resorts International*	56,100	764,082
Starbucks Corp.	14,200	793,638
Starwood Hotels & Resorts Worldwide, Inc.	3,700	208,717
Vail Resorts, Inc.	31,975	1,382,919
Wyndham Worldwide Corp.	3,200	148,832
Wynn Resorts Ltd.	1,500	187,320
Yum! Brands, Inc.	8,800	626,384

		13,956,297

Household Durables (0.5%)
D.R. Horton, Inc.	5,300	80,401
Harman International Industries, Inc.	1,300	60,853
Leggett & Platt, Inc.	2,700	62,127
Lennar Corp., Class A	3,000	81,540
Newell Rubbermaid, Inc.	21,400	381,134
NVR, Inc.*	275	199,741
PulteGroup, Inc.*	298,907	2,645,327
Whirlpool Corp.	1,400	107,604

		3,618,727

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	6,800	1,377,068
Expedia, Inc.	1,850	61,864
Netflix, Inc.*	900	103,536
priceline.com, Inc.*	1,000	717,500
TripAdvisor, Inc.*	1,850	65,990

		2,325,958

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,500	91,800
Mattel, Inc.	6,500	218,790

		310,590

Media (3.6%)
Cablevision Systems Corp. - New York Group, Class A	4,300	63,124
CBS Corp., Class B	203,575	6,903,228
Comcast Corp., Class A	52,300	1,569,523
DIRECTV, Class A*	69,534	3,430,808
Discovery Communications, Inc., Class A*	5,217	263,980
Gannett Co., Inc.	45,000	689,850
Interpublic Group of Cos., Inc.	9,200	104,972
McGraw-Hill Cos., Inc.	15,700	760,979
News Corp., Class A	58,700	1,155,803
Omnicom Group, Inc.	5,300	268,445
Scripps Networks Interactive, Inc., Class A	1,700	82,773
Time Warner Cable, Inc.	55,249	4,502,793
Time Warner, Inc.	20,233	763,796
Viacom, Inc., Class B	56,370	2,675,320
Walt Disney Co.	40,200	1,759,956
Washington Post Co., Class B	100	37,357

		25,032,707

Multiline Retail (0.4%)
Big Lots, Inc.*	1,400	60,228
Dollar Tree, Inc.*	2,010	189,925
Family Dollar Stores, Inc.	2,300	145,544
J.C. Penney Co., Inc.	4,000	141,720
Kohl’s Corp.	5,300	265,159
Macy’s, Inc.	21,700	862,141
Nordstrom, Inc.	3,200	178,304
Sears Holdings Corp.*	800	53,000
Target Corp.	15,000	874,050

		2,770,071

Specialty Retail (4.7%)
Abercrombie & Fitch Co., Class A	1,700	84,337
AutoNation, Inc.*	1,200	41,172
AutoZone, Inc.*	5,295	1,968,681
Bed Bath & Beyond, Inc.*	4,700	309,119
Best Buy Co., Inc.	149,000	3,528,320
CarMax, Inc.*	4,178	144,768
GameStop Corp., Class A	11,600	253,344
Gap, Inc.	240,000	6,273,600
Home Depot, Inc.	49,500	2,490,345
Limited Brands, Inc.	17,300	830,400
Lowe’s Cos., Inc.	32,700	1,026,126
Office Depot, Inc.*	626,900	2,162,805
OfficeMax, Inc.*	196,200	1,122,264
O’Reilly Automotive, Inc.*	2,600	237,510
Ross Stores, Inc.	4,400	255,640
Staples, Inc.	510,100	8,253,418
Tiffany & Co.	18,385	1,270,955
TJX Cos., Inc.	62,810	2,494,185
Urban Outfitters, Inc.*	2,347	68,321

		32,815,310

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.	39,795	3,075,358
Lululemon Athletica, Inc.*	16,235	1,212,430
NIKE, Inc., Class B	41,960	4,550,142
Ralph Lauren Corp.	1,200	209,196
VF Corp.	1,700	248,166

		9,295,292

Total Consumer Discretionary		96,551,929

Consumer Staples (5.7%)
Beverages (1.0%)
Beam, Inc.	2,900	169,853
Brown-Forman Corp., Class B	2,000	166,780
Coca-Cola Co.	43,300	3,204,633
Coca-Cola Enterprises, Inc.	6,100	174,460
Constellation Brands, Inc., Class A*	33,200	783,188

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Dr. Pepper Snapple Group, Inc.	4,200	$168,882
Molson Coors Brewing Co., Class B	3,000	135,750
PepsiCo, Inc.	33,893	2,248,801

		7,052,347

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	8,300	753,640
CVS Caremark Corp.	34,100	1,527,680
Kroger Co.	65,700	1,591,911
Safeway, Inc.	6,600	133,386
SUPERVALU, Inc.	4,000	22,840
Sysco Corp.	11,000	328,460
Walgreen Co.	17,300	579,377
Wal-Mart Stores, Inc.	30,431	1,862,377
Whole Foods Market, Inc.	2,800	232,960

		7,032,631

Food Products (0.8%)
Archer-Daniels-Midland Co.	17,300	547,718
Campbell Soup Co.	3,400	115,090
ConAgra Foods, Inc.	25,500	669,630
Dean Foods Co.*	38,900	471,079
General Mills, Inc.	12,000	473,400
H.J. Heinz Co.	6,100	326,655
Hershey Co.	2,900	177,857
Hormel Foods Corp.	2,600	76,752
J.M. Smucker Co.	2,200	178,992
Kellogg Co.	4,700	252,061
Kraft Foods, Inc., Class A	33,200	1,261,932
McCormick & Co., Inc. (Non-Voting)	2,500	136,075
Mead Johnson Nutrition Co.	3,893	321,095
Sara Lee Corp.	11,000	236,830
Tyson Foods, Inc., Class A	18,000	344,700

		5,589,866

Household Products (0.9%)
Clorox Co.	2,500	171,875
Colgate-Palmolive Co.	9,300	909,354
Kimberly-Clark Corp.	10,300	761,067
Procter & Gamble Co.	71,100	4,778,631

		6,620,927

Personal Products (0.4%)
Avon Products, Inc.	8,100	156,816
Estee Lauder Cos., Inc., Class A	36,630	2,268,862

		2,425,678

Tobacco (1.6%)
Altria Group, Inc.	105,253	3,249,160
Lorillard, Inc.	10,900	1,411,332
Philip Morris International, Inc.	66,418	5,885,299
Reynolds American, Inc.	8,800	364,672

		10,910,463

Total Consumer Staples		39,631,912

Energy (9.4%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	8,263	346,550
Cameron International Corp.*	4,600	243,018
Diamond Offshore Drilling, Inc.	1,300	86,775
FMC Technologies, Inc.*	4,500	226,890
Halliburton Co.	17,300	574,187
Helmerich & Payne, Inc.	1,993	107,522
Nabors Industries Ltd.*	5,400	94,446
National Oilwell Varco, Inc.	8,000	635,760
Noble Corp.*	4,693	175,847
Rowan Cos., Inc.*	2,400	79,032
Schlumberger Ltd.	31,498	2,202,655
Transocean Ltd.	13,500	738,450

		5,511,132

Oil, Gas & Consumable Fuels (8.6%)
Alpha Natural Resources, Inc.*	102,850	1,564,349
Anadarko Petroleum Corp.	12,600	987,084
Apache Corp.	49,918	5,013,764
BP plc (ADR)	25,500	1,147,500
Cabot Oil & Gas Corp.	4,000	124,680
Chesapeake Energy Corp.	12,400	287,308
Chevron Corp.	61,590	6,604,912
ConocoPhillips	26,800	2,037,068
Consol Energy, Inc.	4,300	146,630
Denbury Resources, Inc.*	7,505	136,816
Devon Energy Corp.	18,700	1,329,944
El Paso Corp.	14,500	428,475
EOG Resources, Inc.	5,100	566,610
EQT Corp.	2,800	134,988
Exxon Mobil Corp.#	191,206	16,583,296
Hess Corp.	42,352	2,496,650
INPEX Corp.	1,220	8,239,459
Marathon Oil Corp.	36,100	1,144,370
Marathon Petroleum Corp.	22,350	969,096
Murphy Oil Corp.	3,700	208,199
Newfield Exploration Co.*	2,500	86,700
Nexen, Inc.	3,116	57,179
Noble Energy, Inc.	3,400	332,452
Occidental Petroleum Corp.	31,710	3,019,743
Peabody Energy Corp.	5,100	147,696
Pioneer Natural Resources Co.	2,200	245,498
QEP Resources, Inc.	3,347	102,084
Range Resources Corp.	3,000	174,420
SandRidge Energy, Inc.*	623,527	4,882,216
Southwestern Energy Co.*	6,600	201,960
Spectra Energy Corp.	12,200	384,910
Sunoco, Inc.	2,300	87,745
Tesoro Corp.*	2,700	72,468
Valero Energy Corp.	14,700	378,819
Williams Cos., Inc.	11,100	341,991
WPX Energy, Inc.*	3,700	66,637

		60,733,716

Total Energy		66,244,848

Financials (12.1%)
Capital Markets (1.9%)
Ameriprise Financial, Inc.	4,600	262,798
Bank of New York Mellon Corp.	23,400	564,642
BlackRock, Inc.	1,862	381,524
Blackstone Group LP	15,995	254,960
Charles Schwab Corp.	535,200	7,690,824
E*TRADE Financial Corp.*	4,760	52,122
Federated Investors, Inc., Class B	1,700	38,097
Franklin Resources, Inc.	2,800	347,284
Goldman Sachs Group, Inc.	9,848	1,224,796
Invesco Ltd.	8,700	232,029
Legg Mason, Inc.	2,800	78,204
Morgan Stanley	61,000	1,198,040
Northern Trust Corp.	4,600	218,270
State Street Corp.	9,500	432,250
T. Rowe Price Group, Inc.	4,900	319,970

		13,295,810

Commercial Banks (1.6%)
BB&T Corp.	13,100	411,209
CIT Group, Inc.*	59,480	2,452,955
Comerica, Inc.	3,300	106,788
Fifth Third Bancorp	17,300	243,065
First Horizon National Corp.	4,897	50,831
Huntington Bancshares, Inc./Ohio	16,300	105,135
KeyCorp	17,900	152,150

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
M&T Bank Corp.	2,400	$208,512
PNC Financial Services Group, Inc.	9,962	642,450
Regions Financial Corp.	23,700	156,183
SunTrust Banks, Inc.	10,100	244,117
U.S. Bancorp	36,400	1,153,152
Wells Fargo & Co.	150,400	5,134,656
Zions Bancorp	3,400	72,964

		11,134,167

Consumer Finance (0.5%)
American Express Co.	19,825	1,147,075
Capital One Financial Corp.	32,875	1,832,452
Discover Financial Services	13,800	460,092
SLM Corp.	9,900	156,024

		3,595,643

Diversified Financial Services (3.8%)
Bank of America Corp.	604,386	5,783,974
Citigroup, Inc.	219,394	8,018,851
CME Group, Inc.	1,300	376,129
IntercontinentalExchange, Inc.*	1,400	192,388
JPMorgan Chase & Co.	217,750	10,012,145
Leucadia National Corp.	3,700	96,570
Moody’s Corp.	18,900	795,690
NASDAQ OMX Group, Inc.*	2,800	72,520
NYSE Euronext	38,138	1,144,521

		26,492,788

Insurance (3.6%)
ACE Ltd.	11,165	817,278
Aflac, Inc.	8,800	404,712
Allstate Corp.	9,800	322,616
American International Group, Inc.*	8,188	252,436
Aon Corp.	6,200	304,172
Assurant, Inc.	1,800	72,900
Berkshire Hathaway, Inc., Class B*	32,742	2,657,013
Chubb Corp.	7,800	539,058
Cincinnati Financial Corp.	3,000	103,530
Genworth Financial, Inc., Class A*	496,500	4,130,880
Hartford Financial Services Group, Inc.	259,200	5,463,936
Lincoln National Corp.	5,900	155,524
Loews Corp.	5,800	231,246
Marsh & McLennan Cos., Inc.	10,300	337,737
MetLife, Inc.	211,388	7,895,342
Principal Financial Group, Inc.	6,000	177,060
Progressive Corp.	12,300	285,114
Prudential Financial, Inc.	9,200	583,188
Torchmark Corp.	2,100	104,685
Travelers Cos., Inc.	10,400	615,680
Unum Group	5,800	141,984
XL Group plc	5,800	125,802

		25,721,893

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	7,500	472,650
Apartment Investment & Management Co. (REIT), Class A	2,200	58,102
AvalonBay Communities, Inc. (REIT)	1,700	240,295
Boston Properties, Inc. (REIT)	2,800	293,972
Equity Residential (REIT)	5,600	350,672
HCP, Inc. (REIT)	7,600	299,896
Health Care REIT, Inc. (REIT)	3,300	181,368
Host Hotels & Resorts, Inc. (REIT)	12,958	212,770
Kimco Realty Corp. (REIT)	7,600	146,376
Plum Creek Timber Co., Inc. (REIT)	3,000	124,680
ProLogis, Inc. (REIT)	8,547	307,863
Public Storage (REIT)	2,700	373,059
Simon Property Group, Inc. (REIT)	5,609	817,119
Ventas, Inc. (REIT)	5,408	308,797
Vornado Realty Trust (REIT)	3,069	258,410
Weyerhaeuser Co. (REIT)	10,122	221,874

		4,667,903

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,500	109,780

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,900	72,369
People’s United Financial, Inc.	7,100	94,004

		166,373

Total Financials		85,184,357

Health Care (11.6%)
Biotechnology (2.1%)
Amgen, Inc.	16,055	1,091,579
Biogen Idec, Inc.*	4,600	579,462
Celgene Corp.*	41,770	3,238,010
Gilead Sciences, Inc.*	200,450	9,791,983
Vertex Pharmaceuticals, Inc.*	5,800	237,858

		14,938,892

Health Care Equipment & Supplies (1.8%)
Alere, Inc.*	145,852	3,793,611
Baxter International, Inc.	10,800	645,624
Becton, Dickinson and Co.	4,200	326,130
Boston Scientific Corp.*	28,900	172,822
C.R. Bard, Inc.	1,600	157,952
CareFusion Corp.*	4,150	107,609
Covidien plc	9,376	512,680
DENTSPLY International, Inc.	2,600	104,338
Edwards Lifesciences Corp.*	2,138	155,497
Intuitive Surgical, Inc.*	800	433,400
Medtronic, Inc.	20,200	791,638
St. Jude Medical, Inc.	6,200	274,722
Stryker Corp.	6,300	349,524
Varian Medical Systems, Inc.*	65,948	4,547,774
Zimmer Holdings, Inc.	3,600	231,408

		12,604,729

Health Care Providers & Services (2.1%)
Aetna, Inc.	10,000	501,600
AmerisourceBergen Corp.	5,200	206,336
Cardinal Health, Inc.	6,600	284,526
Cigna Corp.	5,100	251,175
Community Health Systems, Inc.*	140,381	3,122,073
Coventry Health Care, Inc.	2,800	99,596
DaVita, Inc.*	1,800	162,306
Express Scripts, Inc.*	58,810	3,186,326
Health Net, Inc.*	9,700	385,284
Humana, Inc.	3,200	295,936
Laboratory Corp. of America Holdings*	1,900	173,926
McKesson Corp.	6,600	579,282
Medco Health Solutions, Inc.*	7,600	534,280
Patterson Cos., Inc.	1,800	60,120
Quest Diagnostics, Inc.	3,000	183,450
Tenet Healthcare Corp.*	9,200	48,852
UnitedHealth Group, Inc.	38,000	2,239,720
WellPoint, Inc.	27,800	2,051,640

		14,366,428

Health Care Technology (0.0%)
Cerner Corp.*	2,710	206,394

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	6,600	293,766
Life Technologies Corp.*	3,400	165,988
PerkinElmer, Inc.	2,100	58,086
Thermo Fisher Scientific, Inc.	140,509	7,921,897

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,800	$166,788

		8,606,525

Pharmaceuticals (4.4%)
Abbott Laboratories	46,100	2,825,469
Allergan, Inc.	21,890	2,088,963
AstraZeneca plc (ADR)	26,300	1,170,087
Bristol-Myers Squibb Co.	32,224	1,087,560
Eli Lilly and Co.	19,200	773,184
Forest Laboratories, Inc.*	5,400	187,326
Hospira, Inc.*	3,200	119,648
Johnson & Johnson	81,200	5,355,952
Merck & Co., Inc.	88,041	3,380,774
Mylan, Inc.*	65,100	1,526,595
Perrigo Co.	17,705	1,829,104
Pfizer, Inc.	298,925	6,773,640
Roche Holding AG (ADR)	8,800	384,032
Shire plc (ADR)	24,350	2,307,163
Valeant Pharmaceuticals International, Inc.*	16,134	866,234
Watson Pharmaceuticals, Inc.*	2,400	160,944

		30,836,675

Total Health Care		81,559,643

Industrials (6.6%)
Aerospace & Defense (1.6%)
Boeing Co.	44,940	3,342,188
General Dynamics Corp.	9,600	704,448
Goodrich Corp.	2,400	301,056
Honeywell International, Inc.	14,900	909,645
L-3 Communications Holdings, Inc.	2,000	141,540
Lockheed Martin Corp.	5,400	485,244
Northrop Grumman Corp.	17,000	1,038,360
Precision Castparts Corp.	10,930	1,889,797
Raytheon Co.	6,700	353,626
Rockwell Collins, Inc.	2,900	166,924
Textron, Inc.	5,200	144,716
United Technologies Corp.	17,300	1,434,862

		10,912,406

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,100	203,019
Expeditors International of Washington, Inc.	4,000	186,040
FedEx Corp.	8,000	735,680
United Parcel Service, Inc., Class B	18,700	1,509,464

		2,634,203

Airlines (0.1%)
Delta Air Lines, Inc.*	59,045	585,136
Southwest Airlines Co.	14,900	122,776

		707,912

Building Products (0.0%)
Fortune Brands Home & Security, Inc.*	11,200	247,184
Masco Corp.	6,700	89,579

		336,763

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	1,950	58,754
Cintas Corp.	2,350	91,932
Iron Mountain, Inc.	3,750	108,000
Pitney Bowes, Inc.	3,850	67,683
R.R. Donnelley & Sons Co.	3,450	42,745
Republic Services, Inc.	5,700	174,192
Stericycle, Inc.*	1,650	138,006
Waste Management, Inc.	8,900	311,144

		992,456

Construction & Engineering (0.1%)
Fluor Corp.	3,300	198,132
Jacobs Engineering Group, Inc.*	2,400	106,488
Quanta Services, Inc.*	4,000	83,600

		388,220

Electrical Equipment (0.4%)
Cooper Industries plc	2,300	147,085
Emerson Electric Co.	14,200	740,956
Rockwell Automation, Inc.	18,685	1,489,194
Roper Industries, Inc.	1,800	178,488

		2,555,723

Industrial Conglomerates (1.8%)
3M Co.	13,500	1,204,335
Danaher Corp.	10,300	576,800
General Electric Co.	482,765	9,689,093
Tyco International Ltd.	16,920	950,566

		12,420,794

Machinery (1.3%)
Caterpillar, Inc.	12,200	1,299,544
Cummins, Inc.	4,700	564,188
Deere & Co.	24,030	1,944,027
Dover Corp.	3,500	220,290
Eaton Corp.	6,400	318,912
Flowserve Corp.	1,100	127,061
Illinois Tool Works, Inc.	9,410	537,499
Ingersoll-Rand plc	6,200	256,370
Joy Global, Inc.	2,011	147,809
Oshkosh Corp.*	105,830	2,452,081
PACCAR, Inc.	6,900	323,127
Pall Corp.	2,200	131,186
Parker Hannifin Corp.	7,000	591,850
Snap-on, Inc.	1,100	67,067
Stanley Black & Decker, Inc.	3,177	244,502
Xylem, Inc.	3,500	97,125

		9,322,638

Professional Services (0.0%)
Dun & Bradstreet Corp.	900	76,257
Equifax, Inc.	2,300	101,798
Robert Half International, Inc.	2,750	83,325

		261,380

Road & Rail (0.7%)
CSX Corp.	37,400	804,848
Norfolk Southern Corp.	6,700	441,061
Ryder System, Inc.	1,000	52,800
Union Pacific Corp.	36,800	3,955,264

		5,253,973

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,500	297,550
W.W. Grainger, Inc.	1,100	236,291

		533,841

Total Industrials		46,320,309

Information Technology (18.6%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	154,000	3,257,100
F5 Networks, Inc.*	1,600	215,936
Harris Corp.	2,400	108,192
JDS Uniphase Corp.*	4,200	60,858
Juniper Networks, Inc.*	160,396	3,669,861
Motorola Mobility Holdings, Inc.*	5,550	217,782
Motorola Solutions, Inc.	8,271	420,415
QUALCOMM, Inc.	31,600	2,149,432

		10,099,576

Computers & Peripherals (5.0%)
Apple, Inc.*	40,824	24,472,763
Dell, Inc.*	240,420	3,990,972
EMC Corp.*	38,900	1,162,332
Hewlett-Packard Co.	102,096	2,432,948

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Lexmark International, Inc., Class A	1,400	$46,536
NetApp, Inc.*	54,945	2,459,888
SanDisk Corp.*	4,500	223,155
Western Digital Corp.*	4,400	182,116

		34,970,710

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	50,245	3,003,143
Corning, Inc.	81,200	1,143,296
FLIR Systems, Inc.	3,000	75,930
Jabil Circuit, Inc.	3,700	92,944
Molex, Inc.	2,600	73,112
TE Connectivity Ltd.	88,945	3,268,729

		7,657,154

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	3,500	128,450
eBay, Inc.*	124,216	4,582,328
Google, Inc., Class A*	16,550	10,612,522
VeriSign, Inc.	3,100	118,854
Yahoo!, Inc.*	332,700	5,063,694

		20,505,848

IT Services (3.4%)
Accenture plc, Class A	16,420	1,059,090
Amdocs Ltd.*	104,920	3,313,374
Automatic Data Processing, Inc.	9,400	518,786
Cognizant Technology Solutions Corp., Class A*	34,470	2,652,467
Computer Sciences Corp.	2,900	86,826
Fidelity National Information Services, Inc.	5,000	165,600
Fiserv, Inc.*	2,700	187,353
International Business Machines Corp.	26,800	5,591,820
Mastercard, Inc., Class A	9,747	4,099,003
Paychex, Inc.	6,000	185,940
SAIC, Inc.*	5,200	68,640
Teradata Corp.*	51,320	3,497,458
Total System Services, Inc.	3,000	69,210
Visa, Inc., Class A	12,280	1,449,040
Western Union Co.	47,077	828,555

		23,773,162

Office Electronics (0.0%)
Xerox Corp.	26,479	213,950

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	10,900	87,418
Advanced Semiconductor Engineering, Inc. (ADR)	82,948	425,523
Altera Corp.	6,100	242,902
Analog Devices, Inc.	5,600	226,240
Applied Materials, Inc.	102,000	1,268,880
Broadcom Corp., Class A*	9,000	353,700
First Solar, Inc.*	1,100	27,555
Intel Corp.	117,760	3,310,234
KLA-Tencor Corp.	3,200	174,144
Lam Research Corp.*	14,300	638,066
Linear Technology Corp.	4,300	144,910
LSI Corp.*	64,300	558,124
MEMC Electronic Materials, Inc.*	861,904	3,111,473
Microchip Technology, Inc.	3,600	133,920
Micron Technology, Inc.*	103,200	835,920
Novellus Systems, Inc.*	1,600	79,856
NVIDIA Corp.*	11,300	173,907
ON Semiconductor Corp.*	352,782	3,178,566
Teradyne, Inc.*	3,500	59,115
Texas Instruments, Inc.	21,900	736,059
Xilinx, Inc.	5,000	182,150

		15,948,662

Software (2.5%)
Adobe Systems, Inc.*	9,500	325,945
Autodesk, Inc.*	4,300	181,976
BMC Software, Inc.*	3,300	132,528
CA, Inc.	7,100	195,676
Citrix Systems, Inc.*	3,600	284,076
Electronic Arts, Inc.*	6,200	102,176
Intuit, Inc.	5,200	312,676
Microsoft Corp.	309,087	9,968,056
Oracle Corp.	178,616	5,208,442
Red Hat, Inc.*	3,600	215,604
Salesforce.com, Inc.*	2,300	355,373
Symantec Corp.*	19,000	355,300

		17,637,828

Total Information Technology		130,806,890

Materials (3.0%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	4,000	367,200
Airgas, Inc.	1,300	115,661
CF Industries Holdings, Inc.	1,400	255,710
Dow Chemical Co.	22,200	769,008
E.I. du Pont de Nemours & Co.	66,310	3,507,799
Eastman Chemical Co.	2,800	144,732
Ecolab, Inc.	5,060	312,303
FMC Corp.	1,400	148,204
International Flavors & Fragrances, Inc.	1,500	87,900
LyondellBasell Industries N.V., Class A	29,535	1,289,203
Monsanto Co.	10,100	805,576
Mosaic Co.	5,000	276,450
PPG Industries, Inc.	8,300	795,140
Praxair, Inc.	5,800	664,912
Sherwin-Williams Co.	1,700	184,739
Sigma-Aldrich Corp.	2,300	168,038
Syngenta AG (ADR)*	15,146	1,042,499

		10,935,074

Construction Materials (0.0%)
Vulcan Materials Co.	2,400	102,552

Containers & Packaging (0.0%)
Ball Corp.	3,100	132,928
Bemis Co., Inc.	1,900	61,351
Owens-Illinois, Inc.*	3,100	72,354
Sealed Air Corp.	3,000	57,930

		324,563

Metals & Mining (1.3%)
Alcoa, Inc.	20,100	201,402
Allegheny Technologies, Inc.	2,000	82,340
Cliffs Natural Resources, Inc.	2,800	193,928
Freeport-McMoRan Copper & Gold, Inc.	41,895	1,593,686
Newmont Mining Corp.	12,600	646,002
Nucor Corp.	5,900	253,405
Titanium Metals Corp.	1,700	23,052
United States Steel Corp.	201,000	5,903,370

		8,897,185

Paper & Forest Products (0.1%)
International Paper Co.	8,200	287,820
MeadWestvaco Corp.	3,200	101,088

		388,908

Total Materials		20,648,282

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	124,800	$3,897,504
CenturyLink, Inc.	46,609	1,801,438
Frontier Communications Corp.	18,806	78,421
Level 3 Communications, Inc.*	145,506	3,743,869
Verizon Communications, Inc.	53,500	2,045,305
Windstream Corp.	9,600	112,416

		11,678,953

Wireless Telecommunication Services (1.2%)
Crown Castle International Corp.*	4,750	253,365
KDDI Corp.	597	3,866,038
MetroPCS Communications, Inc.*	5,000	45,100
Softbank Corp.	132,412	3,914,609
Sprint Nextel Corp.*	56,600	161,310

		8,240,422

Total Telecommunication Services		19,919,375

Utilities (1.6%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	22,100	852,618
Duke Energy Corp.	25,100	527,351
Edison International	16,500	701,415
Entergy Corp.	3,400	228,480
Exelon Corp.	16,034	628,693
FirstEnergy Corp.	7,901	360,207
Great Plains Energy, Inc.	19,300	391,211
NextEra Energy, Inc.	8,000	488,640
Northeast Utilities	3,300	122,496
NV Energy, Inc.	35,400	570,648
Pepco Holdings, Inc.	4,200	79,338
Pinnacle West Capital Corp.	2,000	95,800
PPL Corp.	10,900	308,034
Progress Energy, Inc.	5,600	297,416
Southern Co.	16,000	718,880

		6,371,227

Gas Utilities (0.1%)
AGL Resources, Inc.	2,079	81,538
Atmos Energy Corp.	12,200	383,812
ONEOK, Inc.	2,076	169,526

		634,876

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	12,400	162,068
NRG Energy, Inc.*	4,528	70,954

		233,022

Multi-Utilities (0.6%)
Ameren Corp.	4,500	146,610
CenterPoint Energy, Inc.	34,900	688,228
CMS Energy Corp.	4,700	103,400
Consolidated Edison, Inc.	5,500	321,310
Dominion Resources, Inc.	10,900	558,189
DTE Energy Co.	8,000	440,240
Integrys Energy Group, Inc.	1,500	79,485
NiSource, Inc.	15,500	377,425
PG&E Corp.	7,500	325,575
Public Service Enterprise Group, Inc.	12,800	391,808
SCANA Corp.	2,100	95,781
Sempra Energy	4,500	269,820
TECO Energy, Inc.	4,000	70,200
Wisconsin Energy Corp.	4,400	154,792
Xcel Energy, Inc.	9,100	240,877

		4,263,740

Total Utilities		11,502,865

Total Common Stocks (85.1%) (Cost $466,912,322)		598,370,410

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$554,000	886,400

Total Telecommunication Services		886,400

Total Convertible Bonds		886,400

Total Long-Term Debt Securities (0.2%) (Cost $554,000)		886,400

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
Nieuw Amsterdam Receivables Corp. 0.10%, 4/2/12 (n)(p)	1,300,000	1,299,993

Government Securities (1.4%)
U.S. Treasury Bills 0.06%, 5/3/12 #(p)	10,122,000	10,121,461

Total Short-Term Investments (1.6%) (Cost $11,421,649)		11,421,454

Total Investments (86.9%) (Cost $478,887,971)		610,678,264
Other Assets Less Liabilities (13.1%)		92,280,838

Net Assets (100%)		$702,959,102

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,590,661

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,365	June-12	$93,286,906	$95,768,400	$2,481,494

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$96,551,929	$—	$—	$96,551,929
Consumer Staples	39,465,132	166,780	—	39,631,912
Energy	58,005,389	8,239,459	—	66,244,848
Financials	85,184,357	—	—	85,184,357
Health Care	81,559,643	—	—	81,559,643
Industrials	46,320,309	—	—	46,320,309
Information Technology	130,806,890	—	—	130,806,890
Materials	20,648,282	—	—	20,648,282
Telecommunication Services	12,138,728	7,780,647	—	19,919,375
Utilities	11,502,865	—	—	11,502,865
Convertible Bonds
Telecommunication Services	—	886,400	—	886,400
Futures	2,481,494	—	—	2,481,494
Short-Term Investments	—	11,421,454	—	11,421,454

Total Assets	$584,665,018	$28,494,740	$—	$613,159,758

Total Liabilities	$—	$—	$—	$—

Total	$584,665,018	$28,494,740	$—	$613,159,758

(a)	A Security with a market value of $166,780 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	559	48
Purchases	—	—
Sales	(559)	(48)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$28,852,605
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,876,456

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,662,121
Aggregate gross unrealized depreciation	(21,403,730)

Net unrealized appreciation	$125,258,391

Federal income tax cost of investments	$485,419,873

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (1.3%)
Autoliv, Inc.	4,900	$328,545
Delphi Automotive plc*	17,730	560,268
Federal-Mogul Corp.*	1,000	17,210
Johnson Controls, Inc.	322,800	10,484,544
Lear Corp.	43,200	2,008,368
TRW Automotive Holdings Corp.*	46,000	2,136,700
Visteon Corp.*	2,700	143,100

		15,678,735

Automobiles (0.5%)
Ford Motor Co.	164,800	2,058,352
General Motors Co.*	155,960	4,000,374
Thor Industries, Inc.	2,400	75,744

		6,134,470

Distributors (0.0%)
Genuine Parts Co.	6,300	395,325

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	27,400	1,058,736
Career Education Corp.*	3,300	26,598
DeVry, Inc.	700	23,709
Education Management Corp.*	2,100	28,749
H&R Block, Inc.	6,900	113,643
Service Corp. International	13,100	147,506

		1,398,941

Hotels, Restaurants & Leisure (0.4%)
Bally Technologies, Inc.*	200	9,350
Brinker International, Inc.	300	8,265
Carnival Corp.	23,400	750,672
Choice Hotels International, Inc.	1,400	52,276
Dunkin’ Brands Group, Inc.	185	5,570
Hyatt Hotels Corp., Class A*	2,300	98,256
International Game Technology	8,000	134,320
MGM Resorts International*	167,400	2,279,988
Penn National Gaming, Inc.*	3,700	159,026
Royal Caribbean Cruises Ltd.	3,300	97,119
Wendy’s Co.	17,300	86,673
WMS Industries, Inc.*	3,100	73,563
Wyndham Worldwide Corp.	9,300	432,543

		4,187,621

Household Durables (0.3%)
D.R. Horton, Inc.	15,300	232,101
Garmin Ltd.	5,500	258,225
Harman International Industries, Inc.	1,300	60,853
Jarden Corp.	5,000	201,150
Leggett & Platt, Inc.	1,900	43,719
Lennar Corp., Class A	8,800	239,184
Mohawk Industries, Inc.*	3,100	206,181
Newell Rubbermaid, Inc.	58,700	1,045,447
NVR, Inc.*	1,275	926,071
PulteGroup, Inc.*	18,757	165,999
Toll Brothers, Inc.*	8,000	191,920
Whirlpool Corp.	4,200	322,812

		3,893,662

Internet & Catalog Retail (0.1%)
Expedia, Inc.	2,200	73,568
Groupon, Inc.*	400	7,352
HomeAway, Inc.*	182	4,617
Liberty Interactive Corp.*	33,000	629,970
TripAdvisor, Inc.*	2,200	78,474

		793,981

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	49,560	1,819,843
Mattel, Inc.	4,900	164,934

		1,984,777

Media (4.5%)
CBS Corp., Class B	82,500	2,797,575
Clear Channel Outdoor Holdings, Inc., Class A*	2,200	17,556
Comcast Corp., Class A	145,120	4,325,241
DIRECTV, Class A*	29,600	1,460,464
DISH Network Corp., Class A	2,700	88,911
DreamWorks Animation SKG, Inc., Class A*	3,900	71,955
Gannett Co., Inc.	148,900	2,282,637
Interpublic Group of Cos., Inc.	16,800	191,688
Lamar Advertising Co., Class A*	2,200	71,302
Liberty Media Corp. - Liberty Capital*	6,420	565,923
Madison Square Garden Co., Class A*	3,275	112,005
McGraw-Hill Cos., Inc.	24,400	1,182,668
News Corp., Class A	185,203	3,646,647
Omnicom Group, Inc.	48,565	2,459,817
Pandora Media, Inc.*	380	3,880
Regal Entertainment Group, Class A	2,900	39,440
Thomson Reuters Corp.	10,900	315,010
Time Warner Cable, Inc.	33,500	2,730,250
Time Warner, Inc.	343,343	12,961,199
Viacom, Inc., Class B	228,360	10,837,966
Walt Disney Co.	164,840	7,216,695
Washington Post Co., Class B	300	112,071

		53,490,900

Multiline Retail (0.8%)
Big Lots, Inc.*	2,700	116,154
Dillard’s, Inc., Class A	1,900	119,738
J.C. Penney Co., Inc.	9,100	322,413
Kohl’s Corp.	16,120	806,484
Macy’s, Inc.	65,000	2,582,450
Sears Holdings Corp.*	2,100	139,125
Target Corp.	88,550	5,159,808

		9,246,172

Specialty Retail (1.1%)
Aaron’s, Inc.	1,200	31,080
Abercrombie & Fitch Co., Class A	700	34,727
Advance Auto Parts, Inc.	10,770	953,899
American Eagle Outfitters, Inc.	10,700	183,933
AutoNation, Inc.*	1,100	37,741
Best Buy Co., Inc.	17,400	412,032
CarMax, Inc.*	10,300	356,895
Chico’s FAS, Inc.	3,200	48,320
DSW, Inc., Class A	100	5,477
Foot Locker, Inc.	8,500	263,925
GameStop Corp., Class A	33,000	720,720
Gap, Inc.	22,100	577,694
Home Depot, Inc.	51,700	2,601,027
Limited Brands, Inc.	27,400	1,315,200
Lowe’s Cos., Inc.	108,900	3,417,282
Orchard Supply Hardware Stores Corp., Class A*	94	1,941
RadioShack Corp.	5,800	36,076
Sally Beauty Holdings, Inc.*	300	7,440
Signet Jewelers Ltd.	4,800	226,944
Staples, Inc.	103,565	1,675,682
Williams-Sonoma, Inc.	2,700	101,196

		13,009,231

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Michael Kors Holdings Ltd.*	1,220	$56,840
PVH Corp.	2,800	250,124
VF Corp.	4,800	700,704

		1,007,668

Total Consumer Discretionary		111,221,483

Consumer Staples (8.3%)
Beverages (0.9%)
Beam, Inc.	8,500	497,845
Brown-Forman Corp., Class B	800	66,712
Coca-Cola Co.	29,550	2,186,995
Coca-Cola Enterprises, Inc.	4,100	117,260
Constellation Brands, Inc., Class A*	87,900	2,073,561
Diageo plc	146,832	3,528,738
Molson Coors Brewing Co., Class B	7,400	334,850
PepsiCo, Inc.	27,590	1,830,597

		10,636,558

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	115,146	5,158,541
Kroger Co.	136,700	3,312,241
Safeway, Inc.	19,400	392,074
SUPERVALU, Inc.	11,600	66,236
Walgreen Co.	36,130	1,209,993
Wal-Mart Stores, Inc.	23,390	1,431,468

		11,570,553

Food Products (2.1%)
Archer-Daniels-Midland Co.	188,500	5,967,910
Bunge Ltd.	6,000	410,640
Campbell Soup Co.	2,300	77,855
ConAgra Foods, Inc.	56,500	1,483,690
Corn Products International, Inc.	800	46,120
Danone S.A.	17,939	1,251,290
Dean Foods Co.*	10,000	121,100
General Mills, Inc.	89,730	3,539,849
H.J. Heinz Co.	7,400	396,270
Hershey Co.	2,100	128,793
Hormel Foods Corp.	3,500	103,320
J.M. Smucker Co.	15,890	1,292,810
Kellogg Co.	19,480	1,044,712
Kraft Foods, Inc., Class A	90,800	3,451,308
McCormick & Co., Inc. (Non-Voting)	2,300	125,189
Mead Johnson Nutrition Co.	9,208	759,476
Nestle S.A. (Registered)	40,402	2,542,189
Post Holdings, Inc.*	1,500	49,395
Ralcorp Holdings, Inc.*	3,000	222,270
Sara Lee Corp.	5,400	116,262
Smithfield Foods, Inc.*	9,100	200,473
Tyson Foods, Inc., Class A	60,207	1,152,964

		24,483,885

Household Products (2.5%)
Church & Dwight Co., Inc.	3,300	162,327
Clorox Co.	6,900	474,375
Colgate-Palmolive Co.	2,700	264,006
Energizer Holdings, Inc.*	3,800	281,884
Kimberly-Clark Corp.	2,700	199,503
Procter & Gamble Co.	426,432	28,660,495

		30,042,590

Tobacco (1.8%)
Altria Group, Inc.	172,355	5,320,599
Lorillard, Inc.	34,220	4,430,806
Philip Morris International, Inc.	109,235	9,679,313
Reynolds American, Inc.	29,620	1,227,453

		20,658,171

Total Consumer Staples		97,391,757

Energy (9.4%)
Energy Equipment & Services (0.5%)
Atwood Oceanics, Inc.*	2,200	98,758
Baker Hughes, Inc.	14,392	603,601
Cameron International Corp.*	3,500	184,905
Diamond Offshore Drilling, Inc.	2,000	133,500
Helmerich & Payne, Inc.	400	21,580
McDermott International, Inc.*	1,600	20,496
Nabors Industries Ltd.*	15,700	274,593
National Oilwell Varco, Inc.	23,300	1,851,651
Oil States International, Inc.*	500	39,030
Patterson-UTI Energy, Inc.	7,500	129,675
Rowan Cos., Inc.*	5,800	190,994
SEACOR Holdings, Inc.*	1,200	114,936
Tidewater, Inc.	2,700	145,854
Transocean Ltd.	44,650	2,442,355
Unit Corp.*	2,300	98,348

		6,350,276

Oil, Gas & Consumable Fuels (8.9%)
Alpha Natural Resources, Inc.*	5,447	82,849
Anadarko Petroleum Corp.	35,500	2,781,070
Apache Corp.	31,746	3,188,568
Arch Coal, Inc.	8,000	85,680
BP plc (ADR)	65,800	2,961,000
Chesapeake Energy Corp.	36,100	836,437
Chevron Corp.	187,024	20,056,454
Cimarex Energy Co.	3,500	264,145
Cobalt International Energy, Inc.*	400	12,012
ConocoPhillips	173,685	13,201,797
Denbury Resources, Inc.*	3,655	66,630
Devon Energy Corp.	55,400	3,940,048
El Paso Corp.	2,400	70,920
Energen Corp.	4,000	196,600
EOG Resources, Inc.	10,345	1,149,329
EQT Corp.	4,500	216,945
EXCO Resources, Inc.	600	3,978
Exxon Mobil Corp.	273,844	23,750,490
Forest Oil Corp.*	1,300	15,756
Hess Corp.	19,840	1,169,568
Kinder Morgan, Inc.	2,900	112,085
Kosmos Energy Ltd.*	200	2,648
Laredo Petroleum Holdings, Inc.*	500	11,720
Marathon Oil Corp.	105,000	3,328,500
Marathon Petroleum Corp.	128,450	5,569,592
Murphy Oil Corp.	9,000	506,430
Newfield Exploration Co.*	3,100	107,508
Nexen, Inc.	16,045	294,426
Noble Energy, Inc.	7,800	762,684
Occidental Petroleum Corp.	127,621	12,153,348
Pioneer Natural Resources Co.	1,200	133,908
Plains Exploration & Production Co.*	7,700	328,405
QEP Resources, Inc.	2,100	64,050
Quicksilver Resources, Inc.*	6,000	30,240
SM Energy Co.	700	49,539
Southwestern Energy Co.*	97,150	2,972,790
Spectra Energy Corp.	35,700	1,126,335
Sunoco, Inc.	6,600	251,790
Teekay Corp.	2,300	79,925
Tesoro Corp.*	7,900	212,036
Valero Energy Corp.	49,100	1,265,307
Williams Cos., Inc.	32,300	995,163

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
WPX Energy, Inc.*	10,766	$193,896

		104,602,601

Total Energy		110,952,877

Financials (19.0%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	800	89,448
American Capital Ltd.*	19,300	167,331
Ameriprise Financial, Inc.	13,300	759,829
Ares Capital Corp.	11,200	183,120
Bank of New York Mellon Corp.	218,449	5,271,174
BlackRock, Inc.	14,656	3,003,014
E*TRADE Financial Corp.*	13,700	150,015
Federated Investors, Inc., Class B	900	20,169
Franklin Resources, Inc.	11,330	1,405,260
Goldman Sachs Group, Inc.	71,730	8,921,060
Invesco Ltd.	25,400	677,418
Janus Capital Group, Inc.	10,200	90,882
Jefferies Group, Inc.	7,400	139,416
Legg Mason, Inc.	47,500	1,326,675
LPL Investment Holdings, Inc.*	232	8,802
Morgan Stanley	188,335	3,698,900
Northern Trust Corp.	11,900	564,655
Raymond James Financial, Inc.	5,600	204,568
State Street Corp.	70,480	3,206,840

		29,888,576

Commercial Banks (4.2%)
Associated Banc-Corp	9,500	132,620
Bank of Hawaii Corp.	2,600	125,710
BB&T Corp.	228,350	7,167,906
BOK Financial Corp.	1,400	78,792
CapitalSource, Inc.	17,700	116,820
CIT Group, Inc.*	89,800	3,703,352
City National Corp./California	2,600	136,422
Comerica, Inc.	9,700	313,892
Commerce Bancshares, Inc./Missouri	4,225	171,197
Cullen/Frost Bankers, Inc.	2,900	168,751
East West Bancorp, Inc.	8,100	187,029
Fifth Third Bancorp	50,500	709,525
First Citizens BancShares, Inc./North Carolina, Class A	300	54,807
First Horizon National Corp.	14,439	149,877
First Niagara Financial Group, Inc.	16,600	163,344
First Republic Bank/California*	4,000	131,760
Fulton Financial Corp.	10,900	114,450
Huntington Bancshares, Inc./Ohio	47,400	305,730
KeyCorp	52,200	443,700
M&T Bank Corp.	6,967	605,293
PNC Financial Services Group, Inc.	69,943	4,510,624
Popular, Inc.*	56,200	115,210
Regions Financial Corp.	107,200	706,448
SunTrust Banks, Inc.	42,290	1,022,149
Synovus Financial Corp.	43,100	88,355
TCF Financial Corp.	8,700	103,443
U.S. Bancorp	105,900	3,354,912
Valley National Bancorp	9,257	119,878
Wells Fargo & Co.	722,790	24,676,051
Zions Bancorp	10,100	216,746

		49,894,793

Consumer Finance (1.0%)
American Express Co.	22,800	1,319,208
Capital One Financial Corp.	158,150	8,815,281
Discover Financial Services	27,000	900,180
SLM Corp.	28,900	455,464

		11,490,133

Diversified Financial Services (5.5%)
Bank of America Corp.	949,453	9,086,265
Citigroup, Inc.	472,910	17,284,860
CME Group, Inc.	3,700	1,070,521
Interactive Brokers Group, Inc., Class A	2,000	34,000
JPMorgan Chase & Co.	743,271	34,175,601
Leucadia National Corp.	10,800	281,880
Moody’s Corp.	58,570	2,465,797
NASDAQ OMX Group, Inc.*	5,900	152,810
NYSE Euronext	9,900	297,099

		64,848,833

Insurance (4.6%)
ACE Ltd.	65,520	4,796,064
Aflac, Inc.	25,700	1,181,943
Alleghany Corp.*	1,068	351,479
Allied World Assurance Co. Holdings AG	2,100	144,207
Allstate Corp.	28,700	944,804
American Financial Group, Inc./Ohio	4,400	169,752
American International Group, Inc.*	24,300	749,169
American National Insurance Co.	400	29,008
Aon Corp.	59,075	2,898,219
Arch Capital Group Ltd.*	7,200	268,128
Arthur J. Gallagher & Co.	6,000	214,440
Aspen Insurance Holdings Ltd.	3,800	106,172
Assurant, Inc.	5,300	214,650
Assured Guaranty Ltd.	10,100	166,852
Axis Capital Holdings Ltd.	7,100	235,507
Berkshire Hathaway, Inc., Class B*	108,706	8,821,492
Brown & Brown, Inc.	6,400	152,192
Chubb Corp.	46,930	3,243,332
Cincinnati Financial Corp.	8,000	276,080
CNA Financial Corp.	1,400	41,062
Endurance Specialty Holdings Ltd.	2,200	89,452
Everest Reinsurance Group Ltd.	2,500	231,300
Fidelity National Financial, Inc., Class A	12,200	219,966
Genworth Financial, Inc., Class A*	26,900	223,808
Hanover Insurance Group, Inc.	2,500	102,800
Hartford Financial Services Group, Inc.	24,400	514,352
HCC Insurance Holdings, Inc.	6,200	193,254
Kemper Corp.	2,700	81,756
Lincoln National Corp.	17,200	453,392
Loews Corp.	17,400	693,738
Markel Corp.*	600	269,364
Marsh & McLennan Cos., Inc.	30,100	986,979
MBIA, Inc.*	8,100	79,380
Mercury General Corp.	1,500	65,610
MetLife, Inc.	298,290	11,141,132
Old Republic International Corp.	14,200	149,810
PartnerReinsurance Ltd.	3,700	251,193
Principal Financial Group, Inc.	17,600	519,376
Progressive Corp.	36,000	834,480
Protective Life Corp.	4,700	139,214
Prudential Financial, Inc.	74,505	4,722,872
Reinsurance Group of America, Inc.	4,100	243,827
RenaissanceReinsurance Holdings Ltd.	2,900	219,617
StanCorp Financial Group, Inc.	2,500	102,350
Torchmark Corp.	6,300	314,055
Travelers Cos., Inc.	74,729	4,423,957
Unum Group	16,900	413,712
Validus Holdings Ltd.	3,600	111,420

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
W. R. Berkley Corp.	6,300	$227,556
White Mountains Insurance Group Ltd.	400	200,688
XL Group plc	17,000	368,730

		53,593,692

Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	3,400	248,642
American Capital Agency Corp. (REIT)	16,510	487,705
Annaly Capital Management, Inc. (REIT)	52,838	835,897
Apartment Investment & Management Co. (REIT), Class A	2,100	55,461
AvalonBay Communities, Inc. (REIT)	4,800	678,480
Boston Properties, Inc. (REIT)	1,500	157,485
Brandywine Realty Trust (REIT)	7,400	84,952
BRE Properties, Inc. (REIT)	4,100	207,255
Camden Property Trust (REIT)	1,100	72,325
Chimera Investment Corp. (REIT)	56,400	159,612
CommonWealth REIT (REIT)	3,925	73,084
Corporate Office Properties Trust/Maryland (REIT)	2,700	62,667
DDR Corp. (REIT)	11,800	172,280
Douglas Emmett, Inc. (REIT)	6,800	155,108
Duke Realty Corp. (REIT)	13,800	197,892
Equity Residential (REIT)	15,000	939,300
Essex Property Trust, Inc. (REIT)	800	121,208
Federal Realty Investment Trust (REIT)	900	87,111
General Growth Properties, Inc. (REIT)	30,959	525,993
HCP, Inc. (REIT)	22,261	878,419
Health Care REIT, Inc. (REIT)	9,700	533,112
Hospitality Properties Trust (REIT)	6,700	177,349
Host Hotels & Resorts, Inc. (REIT)	37,709	619,182
Kimco Realty Corp. (REIT)	22,300	429,498
Liberty Property Trust (REIT)	6,300	225,036
Macerich Co. (REIT)	4,635	267,671
Mack-Cali Realty Corp. (REIT)	4,800	138,336
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,400	166,850
Plum Creek Timber Co., Inc. (REIT)	3,500	145,460
ProLogis, Inc. (REIT)	23,315	839,806
Public Storage (REIT)	500	69,085
Realty Income Corp. (REIT)	6,900	267,237
Regency Centers Corp. (REIT)	4,900	217,952
Rouse Properties, Inc. (REIT)*	1,161	15,720
Senior Housing Properties Trust (REIT)	7,700	169,785
Simon Property Group, Inc. (REIT)	3,024	440,536
SL Green Realty Corp. (REIT)	4,500	348,975
Taubman Centers, Inc. (REIT)	3,100	226,145
UDR, Inc. (REIT)	9,600	256,416
Ventas, Inc. (REIT)	5,506	314,393
Vornado Realty Trust (REIT)	9,058	762,684
Weingarten Realty Investors (REIT)	6,600	174,438
Weyerhaeuser Co. (REIT)	20,992	460,145

		13,466,687

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	7,500	117,450
Howard Hughes Corp.*	1,185	75,686
Jones Lang LaSalle, Inc.	600	49,986
St. Joe Co.*	3,500	66,535

		309,657

Thrifts & Mortgage Finance (0.1%)
BankUnited, Inc.	1,800	45,000
Capitol Federal Financial, Inc.	9,116	108,116
Hudson City Bancorp, Inc.	23,400	171,054
New York Community Bancorp, Inc.	24,000	333,840
People’s United Financial, Inc.	15,800	209,192
TFS Financial Corp.*	4,300	40,850
Washington Federal, Inc.	6,100	102,602

		1,010,654

Total Financials		224,503,025

Health Care (11.6%)
Biotechnology (0.5%)
Amgen, Inc.	39,440	2,681,526
Gilead Sciences, Inc.*	40,000	1,954,000
Vertex Pharmaceuticals, Inc.*	16,500	676,665

		5,312,191

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	4,700	122,247
Baxter International, Inc.	3,100	185,318
Becton, Dickinson and Co.	16,400	1,273,460
Boston Scientific Corp.*	84,000	502,320
CareFusion Corp.*	8,400	217,812
Cooper Cos., Inc.	1,900	155,249
Covidien plc	97,150	5,312,162
DENTSPLY International, Inc.	4,600	184,598
Hill-Rom Holdings, Inc.	300	10,023
Hologic, Inc.*	14,300	308,165
Medtronic, Inc.	76,690	3,005,481
St. Jude Medical, Inc.	39,080	1,731,635
Teleflex, Inc.	2,200	134,530
Zimmer Holdings, Inc.	10,600	681,368

		13,824,368

Health Care Providers & Services (1.7%)
Aetna, Inc.	33,600	1,685,376
AMERIGROUP Corp.*	800	53,824
Brookdale Senior Living, Inc.*	600	11,232
Cardinal Health, Inc.	9,600	413,856
Cigna Corp.	14,900	733,825
Community Health Systems, Inc.*	5,200	115,648
Coventry Health Care, Inc.	8,100	288,117
HCA Holdings, Inc.	2,800	69,272
Health Net, Inc.*	35,400	1,406,088
Henry Schein, Inc.*	2,400	181,632
Humana, Inc.	9,300	860,064
LifePoint Hospitals, Inc.*	2,900	114,376
Omnicare, Inc.	6,300	224,091
Patterson Cos., Inc.	3,400	113,560
Quest Diagnostics, Inc.	19,730	1,206,489
Tenet Healthcare Corp.*	25,400	134,874
UnitedHealth Group, Inc.	116,607	6,872,817
VCA Antech, Inc.*	4,700	109,087
WellPoint, Inc.	75,600	5,579,280

		20,173,508

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	2,000	33,200

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	1,100	114,059
Life Technologies Corp.*	9,000	439,380
PerkinElmer, Inc.	6,200	171,492
QIAGEN N.V.*	12,800	199,296
Thermo Fisher Scientific, Inc.	53,580	3,020,840

		3,945,067

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (7.9%)
Abbott Laboratories	68,970	$4,227,171
AstraZeneca plc (ADR)	66,500	2,958,585
Bristol-Myers Squibb Co.	93,737	3,163,624
Eli Lilly and Co.	37,600	1,514,152
Forest Laboratories, Inc.*	15,700	544,633
Hospira, Inc.*	1,500	56,085
Johnson & Johnson	294,655	19,435,444
Merck & Co., Inc.	425,785	16,350,144
Mylan, Inc.*	2,200	51,590
Pfizer, Inc.	1,694,845	38,405,187
Roche Holding AG	6,093	1,060,386
Roche Holding AG (ADR)	21,900	955,716
Sanofi S.A. (ADR)	114,300	4,429,125
Warner Chilcott plc, Class A*	800	13,448
Watson Pharmaceuticals, Inc.*	400	26,824

		93,192,114

Total Health Care		136,480,448

Industrials (8.5%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc.	1,700	85,204
BE Aerospace, Inc.*	300	13,941
Boeing Co.	4,600	342,102
Exelis, Inc.	10,100	126,452
General Dynamics Corp.	28,400	2,083,992
Goodrich Corp.	4,100	514,304
Honeywell International, Inc.	211,575	12,916,654
Huntington Ingalls Industries, Inc.*	8,864	356,687
L-3 Communications Holdings, Inc.	5,900	417,543
Lockheed Martin Corp.	83,250	7,480,845
Northrop Grumman Corp.	86,030	5,254,713
Raytheon Co.	19,600	1,034,488
Spirit AeroSystems Holdings, Inc., Class A*	5,100	124,746
Textron, Inc.	14,300	397,969
United Technologies Corp.	57,760	4,790,614

		35,940,254

Air Freight & Logistics (0.2%)
FedEx Corp.	16,400	1,508,144
United Parcel Service, Inc., Class B	13,180	1,063,890
UTi Worldwide, Inc.	500	8,615

		2,580,649

Airlines (0.2%)
Copa Holdings S.A., Class A	400	31,680
Delta Air Lines, Inc.*	167,400	1,658,934
Southwest Airlines Co.	35,800	294,992
United Continental Holdings, Inc.*	2,700	58,050

		2,043,656

Building Products (0.1%)
Armstrong World Industries, Inc.	1,000	48,770
Fortune Brands Home & Security, Inc.*	36,600	807,762
Owens Corning, Inc.*	6,800	245,004

		1,101,536

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	5,500	165,715
Cintas Corp.	6,900	269,928
Corrections Corp. of America*	5,800	158,398
Covanta Holding Corp.	6,200	100,626
KAR Auction Services, Inc.*	1,200	19,452
Pitney Bowes, Inc.	10,000	175,800
R.R. Donnelley & Sons Co.	11,400	141,246
Republic Services, Inc.	17,600	537,856
Waste Connections, Inc.	750	24,397
Waste Management, Inc.	26,100	912,456

		2,505,874

Construction & Engineering (0.1%)
AECOM Technology Corp.*	3,600	80,532
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,300	99,337
Fluor Corp.	5,750	345,230
Jacobs Engineering Group, Inc.*	7,000	310,590
KBR, Inc.	7,800	277,290
Quanta Services, Inc.*	11,800	246,620
Shaw Group, Inc.*	3,900	123,669
URS Corp.	4,300	182,836

		1,666,104

Electrical Equipment (0.1%)
Cooper Industries plc	3,100	198,245
General Cable Corp.*	1,400	40,712
GrafTech International Ltd.*	6,600	78,804
Hubbell, Inc., Class B	3,300	259,314
Regal-Beloit Corp.	2,100	137,655
Thomas & Betts Corp.*	2,200	158,202

		872,932

Industrial Conglomerates (3.0%)
3M Co.	43,380	3,869,930
Carlisle Cos., Inc.	3,100	154,752
Danaher Corp.	45,260	2,534,560
General Electric Co.	1,183,900	23,760,873
Tyco International Ltd.	93,360	5,244,965

		35,565,080

Machinery (0.9%)
AGCO Corp.*	5,200	245,492
CNH Global N.V.*	1,400	55,580
Crane Co.	2,700	130,950
Cummins, Inc.	14,450	1,734,578
Dover Corp.	2,300	144,762
Eaton Corp.	39,410	1,963,800
Flowserve Corp.	300	34,653
Harsco Corp.	4,000	93,840
IDEX Corp.	500	21,065
Illinois Tool Works, Inc.	1,600	91,392
Ingersoll-Rand plc	3,800	157,130
ITT Corp.	5,050	115,847
Kennametal, Inc.	4,000	178,120
Lincoln Electric Holdings, Inc.	1,800	81,576
Navistar International Corp.*	1,800	72,810
Oshkosh Corp.*	5,000	115,850
Parker Hannifin Corp.	15,400	1,302,070
Pentair, Inc.	5,400	257,094
Snap-on, Inc.	2,600	158,522
SPX Corp.	2,100	162,813
Stanley Black & Decker, Inc.	42,831	3,296,274
Terex Corp.*	6,000	135,000
Timken Co.	700	35,518
Trinity Industries, Inc.	4,400	144,980
Xylem, Inc.	10,100	280,275

		11,009,991

Marine (0.0%)
Alexander & Baldwin, Inc.	2,300	111,435
Kirby Corp.*	900	59,211

		170,646

Professional Services (0.2%)
Dun & Bradstreet Corp.	13,990	1,185,373
Equifax, Inc.	6,400	283,264
Manpower, Inc.	4,500	213,165
Nielsen Holdings N.V.*	629	18,958

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Towers Watson & Co., Class A	2,500	$165,175
Verisk Analytics, Inc., Class A*	1,000	46,970

		1,912,905

Road & Rail (0.5%)
Canadian National Railway Co.	15,540	1,234,342
Con-way, Inc.	2,700	88,047
Kansas City Southern*	1,500	107,535
Norfolk Southern Corp.	19,400	1,277,102
Ryder System, Inc.	2,800	147,840
Union Pacific Corp.	22,600	2,429,048

		5,283,914

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	1,900	45,733
GATX Corp.	2,500	100,750
WESCO International, Inc.*	1,300	84,903

		231,386

Total Industrials		100,884,927

Information Technology (9.9%)
Communications Equipment (2.0%)
Brocade Communications Systems, Inc.*	25,900	148,925
Cisco Systems, Inc.	1,027,960	21,741,354
EchoStar Corp., Class A*	2,100	59,094
Harris Corp.	5,100	229,908
Motorola Mobility Holdings, Inc.*	14,250	559,170
Motorola Solutions, Inc.	25,214	1,281,628
Tellabs, Inc.	19,900	80,595

		24,100,674

Computers & Peripherals (0.8%)
Dell, Inc.*	35,700	592,620
Diebold, Inc.	3,600	138,672
Fusion-io, Inc.*	416	11,819
Hewlett-Packard Co.	303,080	7,222,396
Lexmark International, Inc., Class A	4,300	142,932
NCR Corp.*	1,800	39,078
QLogic Corp.*	1,000	17,760
SanDisk Corp.*	13,100	649,629
Western Digital Corp.*	12,800	529,792

		9,344,698

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	5,400	226,638
Avnet, Inc.*	8,400	305,676
AVX Corp.	2,600	34,476
Corning, Inc.	239,300	3,369,344
Ingram Micro, Inc., Class A*	8,800	163,328
Itron, Inc.*	2,200	99,902
Jabil Circuit, Inc.	1,800	45,216
Molex, Inc.	7,400	208,088
Tech Data Corp.*	2,600	141,076
Vishay Intertechnology, Inc.*	8,300	100,928

		4,694,672

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	900	33,030
AOL, Inc.*	5,875	111,449
eBay, Inc.*	28,700	1,058,743
IAC/InterActiveCorp	4,400	215,996
Monster Worldwide, Inc.*	7,100	69,225
Yahoo!, Inc.*	71,600	1,089,752

		2,578,195

IT Services (1.6%)
Accenture plc, Class A	69,810	4,502,745
Amdocs Ltd.*	10,200	322,116
Booz Allen Hamilton Holding Corp.	612	10,422
Broadridge Financial Solutions, Inc.	300	7,173
Computer Sciences Corp.	8,500	254,490
CoreLogic, Inc.*	5,300	86,496
DST Systems, Inc.	1,600	86,768
Fidelity National Information Services, Inc.	14,417	477,491
Fiserv, Inc.*	12,660	878,478
Genpact Ltd.*	1,500	24,450
International Business Machines Corp.	21,560	4,498,494
Mastercard, Inc., Class A	3,070	1,291,058
Paychex, Inc.	1,400	43,386
SAIC, Inc.*	10,700	141,240
Total System Services, Inc.	8,900	205,323
Visa, Inc., Class A	29,900	3,528,200
Western Union Co.	111,115	1,955,624

		18,313,954

Office Electronics (0.1%)
Xerox Corp.	76,994	622,111

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Semiconductor Engineering, Inc. (ADR)	95,769	491,295
Applied Materials, Inc.	653,250	8,126,430
ASML Holding N.V. (N.Y. Shares)	14,720	738,061
Atmel Corp.*	1,600	15,776
Cree, Inc.*	5,600	177,128
Fairchild Semiconductor International, Inc.*	7,000	102,900
Freescale Semiconductor Holdings I Ltd.*	900	13,851
Intel Corp.	499,040	14,028,014
International Rectifier Corp.*	3,800	87,666
Intersil Corp., Class A	3,400	38,080
KLA-Tencor Corp.	2,100	114,282
Lam Research Corp.*	32,500	1,450,150
LSI Corp.*	23,200	201,376
Marvell Technology Group Ltd.*	27,900	438,867
MEMC Electronic Materials, Inc.*	5,100	18,411
Micron Technology, Inc.*	270,200	2,188,620
Novellus Systems, Inc.*	4,900	244,559
PMC-Sierra, Inc.*	12,000	86,760
Silicon Laboratories, Inc.*	200	8,600
SunPower Corp.*	5,400	34,452
Teradyne, Inc.*	10,100	170,589
Texas Instruments, Inc.	277,525	9,327,615

		38,103,482

Software (1.6%)
Activision Blizzard, Inc.	23,200	297,424
CA, Inc.	21,000	578,760
Compuware Corp.*	3,200	29,408
Microsoft Corp.	422,100	13,612,725
Oracle Corp.	132,495	3,863,554
Synopsys, Inc.*	7,500	229,950
Zynga, Inc., Class A*	4,330	56,940

		18,668,761

Total Information Technology		116,426,547

Materials (1.9%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	22,680	2,082,024
Ashland, Inc.	4,400	268,664
Cabot Corp.	3,600	153,648
CF Industries Holdings, Inc.	681	124,385
Cytec Industries, Inc.	2,700	164,133
Dow Chemical Co.	64,600	2,237,744

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	8,500	$119,085
LyondellBasell Industries N.V., Class A	58,100	2,536,065
Monsanto Co.	60,500	4,825,480
PPG Industries, Inc.	27,570	2,641,206
Rockwood Holdings, Inc.*	200	10,430
RPM International, Inc.	7,100	185,949
Scotts Miracle-Gro Co., Class A	300	16,248
Sherwin-Williams Co.	9,670	1,050,839
Valspar Corp.	4,600	222,134
W.R. Grace & Co.*	400	23,120
Westlake Chemical Corp.	900	58,311

		16,719,465

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,400	119,882
Vulcan Materials Co.	7,100	303,383

		423,265

Containers & Packaging (0.1%)
AptarGroup, Inc.	3,700	202,649
Bemis Co., Inc.	5,800	187,282
Greif, Inc., Class A	2,100	117,432
Owens-Illinois, Inc.*	9,000	210,060
Packaging Corp. of America	500	14,795
Sealed Air Corp.	8,800	169,928
Sonoco Products Co.	5,500	182,600

		1,084,746

Metals & Mining (0.3%)
AK Steel Holding Corp.	4,800	36,288
Alcoa, Inc.	58,400	585,168
Commercial Metals Co.	6,300	93,366
Newmont Mining Corp.	26,700	1,368,909
Nucor Corp.	17,400	747,330
Reliance Steel & Aluminum Co.	3,500	197,680
Schnitzer Steel Industries, Inc., Class A	900	35,905
Steel Dynamics, Inc.	3,200	46,528
Titanium Metals Corp.	2,100	28,476
United States Steel Corp.	7,900	232,023

		3,371,673

Paper & Forest Products (0.1%)
Domtar Corp.	2,300	219,374
International Paper Co.	18,900	663,390
MeadWestvaco Corp.	9,300	293,787

		1,176,551

Total Materials		22,775,700

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	596,585	18,631,349
CenturyLink, Inc.	123,664	4,779,614
Frontier Communications Corp.	54,639	227,845
Level 3 Communications, Inc.*	6,240	160,555
tw telecom, Inc.*	1,200	26,592
Verizon Communications, Inc.	120,400	4,602,892
Windstream Corp.	12,400	145,204

		28,574,051

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*	1,300	2,964
NII Holdings, Inc.*	1,200	21,972
Sprint Nextel Corp.*	164,400	468,540
Telephone & Data Systems, Inc.	5,326	123,297
U.S. Cellular Corp.*	800	32,744
Vodafone Group plc	1,062,655	2,926,912
Vodafone Group plc (ADR)	324,150	8,969,230

		12,545,659

Total Telecommunication Services		41,119,710

Utilities (3.3%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	46,500	1,793,970
Duke Energy Corp.	73,100	1,535,831
Edison International	50,200	2,134,002
Entergy Corp.	9,800	658,560
Exelon Corp.	45,886	1,799,190
FirstEnergy Corp.	22,970	1,047,203
Great Plains Energy, Inc.	55,200	1,118,904
Hawaiian Electric Industries, Inc.	5,200	131,820
NextEra Energy, Inc.	23,200	1,417,056
Northeast Utilities	9,700	360,064
NV Energy, Inc.	106,300	1,713,556
Pepco Holdings, Inc.	12,400	234,236
Pinnacle West Capital Corp.	6,000	287,400
PPL Corp.	55,296	1,562,665
Progress Energy, Inc.	16,200	860,382
Southern Co.	46,700	2,098,231
Westar Energy, Inc.	6,200	173,166

		18,926,236

Gas Utilities (0.2%)
AGL Resources, Inc.	4,300	168,646
Atmos Energy Corp.	37,700	1,186,042
National Fuel Gas Co.	3,900	187,668
ONEOK, Inc.	5,500	449,130
Questar Corp.	9,700	186,822
UGI Corp.	6,100	166,225

		2,344,533

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	36,100	471,827
Calpine Corp.*	19,200	330,432
GenOn Energy, Inc.*	42,316	88,017
NRG Energy, Inc.*	13,200	206,844

		1,097,120

Multi-Utilities (1.4%)
Alliant Energy Corp.	6,100	264,252
Ameren Corp.	13,200	430,056
CenterPoint Energy, Inc.	81,400	1,605,208
CMS Energy Corp.	13,800	303,600
Consolidated Edison, Inc.	16,100	940,562
Dominion Resources, Inc.	31,700	1,623,357
DTE Energy Co.	23,200	1,276,696
Integrys Energy Group, Inc.	4,300	227,857
MDU Resources Group, Inc.	10,300	230,617
NiSource, Inc.	44,300	1,078,705
NSTAR	5,700	277,191
OGE Energy Corp.	5,400	288,900
PG&E Corp.	67,495	2,929,958
Public Service Enterprise Group, Inc.	60,315	1,846,242
SCANA Corp.	6,300	287,343
Sempra Energy	13,200	791,472
TECO Energy, Inc.	11,800	207,090
Vectren Corp.	4,500	130,770
Wisconsin Energy Corp.	12,800	450,304
Xcel Energy, Inc.	26,600	704,102

		15,894,282

Water Utilities (0.0%)
American Water Works Co., Inc.	9,600	326,688

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Aqua America, Inc.	6,800	$151,572

		478,260

Total Utilities		38,740,431

Total Common Stocks (84.8%) (Cost $802,147,819)		1,000,496,905

CONVERTIBLE PREFERRED STOCK:
Utilities (0.1%)
Electric Utilities (0.1%)
PPL Corp.
9.500%	7,500	406,425

Total Convertible Preferred Stocks (0.1%) (Cost $375,000)		406,425

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $1,590)	300	549

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)
HSBC USA, Inc.
0.07%, 4/2/12 (p)	$568,000	567,998

Government Securities (1.9%)
U.S. Treasury Bills
0.06%, 5/3/12 #(p)	22,008,300	22,007,128

Total Short-Term Investments (1.9%) (Cost $22,575,543)		22,575,126

Total Investments (86.8%) (Cost $825,099,952)		1,023,479,005
Other Assets Less Liabilities (13.2%)		156,133,234

Net Assets (100%)		$1,179,612,239

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,007,129

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,195	June-12	$150,010,812	$154,001,200	$3,990,388
S&P Mid Cap 400 E-Mini Index	158	June-12	15,529,702	15,678,340	148,638

					$4,139,026

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$111,221,483	$—	$—	$111,221,483
Consumer Staples	90,002,828	7,388,929	—	97,391,757
Energy	110,952,877	—	—	110,952,877
Financials	224,315,996	187,029	—	224,503,025
Health Care	135,420,062	1,060,386	—	136,480,448
Industrials	100,884,927	—	—	100,884,927
Information Technology	116,426,547	—	—	116,426,547
Materials	22,775,700	—	—	22,775,700
Telecommunication Services	38,192,798	2,926,912	—	41,119,710
Utilities	38,740,431	—	—	38,740,431
Convertible Preferred Stocks
Utilities	406,425	—	—	406,425
Futures	4,139,026	—	—	4,139,026
Rights
Health Care	549	—	—	549
Short-Term Investments	—	22,575,126	—	22,575,126

Total Assets	$993,479,649	$34,138,382	$—	$1,027,618,031

Total Liabilities	$—	$—	$—	$—

Total	$993,479,649	$34,138,382	$—	$1,027,618,031

(a)	A Security with a market value of $406,425 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	Securities with a market value of $253,741 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary††	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	127
Purchases	—	—
Sales	—	(127)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$—

††	Shares received through corporate action with $0 market value, that have transferred out of being classified as a Level 3 security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,975,257
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,450,808

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,270,662
Aggregate gross unrealized depreciation	(23,217,843)

Net unrealized appreciation	$179,052,819

Federal income tax cost of investments	$844,426,186

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.6%)
Allison Transmission Holdings, Inc.*	15,400	$367,752
American Axle & Manufacturing Holdings, Inc.*	1,772	20,750
Amerigon, Inc.*	3,483	56,355
Cooper Tire & Rubber Co.	7,407	112,734
Dana Holding Corp.	16,435	254,742
Dorman Products, Inc.*	1,280	64,768
Drew Industries, Inc.*	831	22,695
Exide Technologies, Inc.*	2,378	7,443
Gentex Corp.	16,980	416,010
Goodyear Tire & Rubber Co.*	28,977	325,122
Stoneridge, Inc.*	3,249	32,133
Tenneco, Inc.*	33,121	1,230,445
Tower International, Inc.*	793	9,659
Visteon Corp.*	345	18,285

		2,938,893

Automobiles (0.1%)
Tesla Motors, Inc.*	6,435	239,639
Winnebago Industries, Inc.*	3,546	34,751

		274,390

Distributors (0.4%)
Core-Mark Holding Co., Inc.	188	7,697
LKQ Corp.*	59,795	1,863,810
Pool Corp.	5,760	215,539

		2,087,046

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	2,127	80,826
Archipelago Learning, Inc.*	901	10,019
Bridgepoint Education, Inc.*	2,090	51,727
Capella Education Co.*	1,616	58,095
Coinstar, Inc.*	33,718	2,142,779
DeVry, Inc.	6,679	226,218
Grand Canyon Education, Inc.*	61,286	1,088,439
Hillenbrand, Inc.	7,481	171,689
ITT Educational Services, Inc.*	2,941	194,518
K12, Inc.*	3,128	73,915
Matthews International Corp., Class A	1,324	41,891
National American University Holdings, Inc.	1,041	6,558
Sotheby’s, Inc.	21,281	837,195
Steiner Leisure Ltd.*	1,790	87,406
Strayer Education, Inc.	1,460	137,649
Universal Technical Institute, Inc.	2,639	34,808
Weight Watchers International, Inc.	3,447	266,074

		5,509,806

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	2,932	49,727
Ambassadors Group, Inc.	558	2,985
Ameristar Casinos, Inc.	3,787	70,552
Bally Technologies, Inc.*	4,761	222,577
Biglari Holdings, Inc.*	13	5,237
BJ’s Restaurants, Inc.*	23,477	1,182,067
Bravo Brio Restaurant Group, Inc.*	2,274	45,389
Brinker International, Inc.	8,818	242,936
Buffalo Wild Wings, Inc.*	21,553	1,954,642
Caesars Entertainment Corp.*	1,314	19,368
Caribou Coffee Co., Inc.*	760	14,166
Carrols Restaurant Group, Inc.*	1,547	23,592
CEC Entertainment, Inc.	2,156	81,734
Cheesecake Factory, Inc.*	6,506	191,211
Choice Hotels International, Inc.	299	11,165
Churchill Downs, Inc.	406	22,695
Cracker Barrel Old Country Store, Inc.	2,571	143,462
Denny’s Corp.*	8,483	34,271
DineEquity, Inc.*	1,836	91,066
Domino’s Pizza, Inc.	2,645	96,014
Dunkin’ Brands Group, Inc.	2,600	78,286
Einstein Noah Restaurant Group, Inc.	600	8,952
Interval Leisure Group, Inc.	4,768	82,963
Jack in the Box, Inc.*	44,277	1,061,320
Jamba, Inc.*	8,344	17,272
Krispy Kreme Doughnuts, Inc.*	6,839	49,925
Life Time Fitness, Inc.*	4,550	230,094
Morgans Hotel Group Co.*	1,011	5,004
Orient-Express Hotels Ltd., Class A*	102,940	1,049,988
P.F. Chang’s China Bistro, Inc.	2,296	90,738
Panera Bread Co., Class A*	15,508	2,495,547
Papa John’s International, Inc.*	2,213	83,342
Peet’s Coffee & Tea, Inc.*	18,832	1,387,918
Pinnacle Entertainment, Inc.*	465	5,352
Red Robin Gourmet Burgers, Inc.*	1,383	51,434
Ruth’s Hospitality Group, Inc.*	794	6,026
Scientific Games Corp., Class A*	3,562	41,533
Shuffle Master, Inc.*	5,165	90,904
Six Flags Entertainment Corp.	4,942	231,137
Sonic Corp.*	7,259	55,749
Texas Roadhouse, Inc.	6,971	115,997
Town Sports International Holdings, Inc.*	1,057	13,350
Vail Resorts, Inc.	3,402	147,137

		11,904,824

Household Durables (1.4%)
American Greetings Corp., Class A	297	4,556
D.R. Horton, Inc.	26,410	400,640
Ethan Allen Interiors, Inc.	1,040	26,333
Harman International Industries, Inc.	5,507	257,783
iRobot Corp.*	2,827	77,064
Jarden Corp.	20,750	834,772
Leggett & Platt, Inc.	12,818	294,942
Lennar Corp., Class A	16,620	451,731
Libbey, Inc.*	2,437	31,535
PulteGroup, Inc.*	45,400	401,790
Skullcandy, Inc.*	360	5,699
Tempur-Pedic International, Inc.*	43,181	3,645,772
Tupperware Brands Corp.	6,827	433,514
Universal Electronics, Inc.*	691	13,806
Zagg, Inc.*	2,582	27,447

		6,907,384

Internet & Catalog Retail (1.2%)
Blue Nile, Inc.*	17,998	593,574
Geeknet, Inc.*	538	7,780
HomeAway, Inc.*	16,047	407,112
HSN, Inc.	4,769	181,365
Nutrisystem, Inc.	3,160	35,487
Overstock.com, Inc.*	1,445	7,572
PetMed Express, Inc.	2,485	30,764
priceline.com, Inc.*	1,754	1,258,495
Shutterfly, Inc.*	66,710	2,090,024
TripAdvisor, Inc.*	32,850	1,171,760
U.S. Auto Parts Network, Inc.*	1,966	7,097
Valuevision Media, Inc., Class A*	4,034	8,350

		5,799,380

Leisure Equipment & Products (0.3%)
Brunswick Corp.	30,098	775,024
Marine Products Corp.	549	3,267
Polaris Industries, Inc.	7,710	556,276

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Wesson Holding Corp.*	2,319	$17,972
Sturm Ruger & Co., Inc.	2,260	110,966

		1,463,505

Media (0.8%)
Arbitron, Inc.	3,245	120,000
Belo Corp., Class A	3,118	22,356
Cinemark Holdings, Inc.	10,055	220,707
Crown Media Holdings, Inc., Class A*	1,200	1,908
Cumulus Media, Inc., Class A*	884	3,085
Digital Generation, Inc.*	2,605	26,597
DreamWorks Animation SKG, Inc., Class A*	30,970	571,397
Entravision Communications Corp., Class A	3,738	6,392
Global Sources Ltd.*	1,375	8,470
Interpublic Group of Cos., Inc.	20,605	235,103
John Wiley & Sons, Inc., Class A	5,563	264,743
Knology, Inc.*	3,372	61,370
Lamar Advertising Co., Class A*	2,041	66,149
LIN TV Corp., Class A*	487	1,972
Lions Gate Entertainment Corp.*	5,301	73,790
MDC Partners, Inc., Class A	2,905	32,304
Morningstar, Inc.	2,912	183,602
National CineMedia, Inc.	72,642	1,111,423
Nexstar Broadcasting Group, Inc., Class A*	152	1,263
Pandora Media, Inc.*	1,103	11,262
ReachLocal, Inc.*	1,228	8,756
Regal Entertainment Group, Class A	3,182	43,275
Rentrak Corp.*	1,105	25,083
Sinclair Broadcast Group, Inc., Class A	436	4,822
Sirius XM Radio, Inc.*	349,870	808,200
Valassis Communications, Inc.*	5,282	121,486
Value Line, Inc.	118	1,449
World Wrestling Entertainment, Inc., Class A	3,007	26,672

		4,063,636

Multiline Retail (0.3%)
Big Lots, Inc.*	2,683	115,423
Dollar Tree, Inc.*	13,570	1,282,229
Gordmans Stores, Inc.*	621	13,644

		1,411,296

Specialty Retail (4.0%)
Aaron’s, Inc.	6,559	169,878
Abercrombie & Fitch Co., Class A	8,990	445,994
Aeropostale, Inc.*	9,620	207,984
America’s Car-Mart, Inc.*	522	22,958
ANN, Inc.*	5,741	164,422
Ascena Retail Group, Inc.*	7,453	330,317
AutoNation, Inc.*	2,022	69,375
Body Central Corp.*	1,379	40,019
Buckle, Inc.	3,192	152,897
CarMax, Inc.*	31,763	1,100,588
Cato Corp., Class A	3,268	90,328
Chico’s FAS, Inc.	14,015	211,627
Citi Trends, Inc.*	30,600	350,676
Conn’s, Inc.*	128	1,965
Cost Plus, Inc.*	1,479	26,474
Destination Maternity Corp.	1,232	22,878
Dick’s Sporting Goods, Inc.	46,104	2,216,680
DSW, Inc., Class A	18,053	988,763
Express, Inc.*	48,015	1,199,415
Finish Line, Inc., Class A	1,888	40,063
Francesca’s Holdings Corp.*	392	12,391
Genesco, Inc.*	296	21,208
GNC Holdings, Inc., Class A	35,489	1,238,211
Guess?, Inc.	32,731	1,022,844
hhgregg, Inc.*	135	1,536
Hibbett Sports, Inc.*	13,385	730,152
Jos. A. Bank Clothiers, Inc.*	3,300	166,353
Lumber Liquidators Holdings, Inc.*	2,764	69,404
Mattress Firm Holding Corp.*	20,337	770,772
Men’s Wearhouse, Inc.	1,037	40,204
Monro Muffler Brake, Inc.	3,646	151,273
PetSmart, Inc.	13,501	772,527
Pier 1 Imports, Inc.*	3,659	66,521
Rue21, Inc.*	1,762	51,697
Sally Beauty Holdings, Inc.*	10,437	258,838
Select Comfort Corp.*	5,790	187,538
Systemax, Inc.*	92	1,551
Teavana Holdings, Inc.*	268	5,285
Tractor Supply Co.	24,550	2,223,248
Ulta Salon Cosmetics & Fragrance, Inc.	19,780	1,837,364
Urban Outfitters, Inc.*	23,030	670,403
Vitamin Shoppe, Inc.*	16,373	723,850
Williams-Sonoma, Inc.	6,490	243,245
Winmark Corp.	272	15,760
Zumiez, Inc.*	2,511	90,672

		19,226,148

Textiles, Apparel & Luxury Goods (2.2%)
Carter’s, Inc.*	5,051	251,388
Cherokee, Inc.	895	10,194
Coach, Inc.	9,460	731,069
Columbia Sportswear Co.	975	46,264
Crocs, Inc.*	10,785	225,622
Deckers Outdoor Corp.*	19,500	1,229,475
Delta Apparel, Inc.*	122	2,004
Fossil, Inc.*	6,221	821,048
G-III Apparel Group Ltd.*	1,941	55,163
Hanesbrands, Inc.*	54,358	1,605,735
Iconix Brand Group, Inc.*	50,300	874,214
Kenneth Cole Productions, Inc., Class A*	289	4,653
Liz Claiborne, Inc.*	627	8,377
Maidenform Brands, Inc.*	2,761	62,150
Oxford Industries, Inc.	1,523	77,399
Perry Ellis International, Inc.*	123	2,296
PVH Corp.	10,433	931,980
R.G. Barry Corp.	141	1,720
Steven Madden Ltd.*	4,513	192,931
True Religion Apparel, Inc.*	3,074	84,228
Under Armour, Inc., Class A*	11,630	1,093,220
Vera Bradley, Inc.*	21,509	649,357
Warnaco Group, Inc.*	4,045	236,228
Wolverine World Wide, Inc.	30,186	1,122,315

		10,319,030

Total Consumer Discretionary		71,905,338

Consumer Staples (2.1%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	10,375	1,107,946
Coca-Cola Bottling Co. Consolidated	533	33,441
Craft Brew Alliance, Inc.*	402	3,079
Monster Beverage Corp.*	16,668	1,034,916
National Beverage Corp.*	1,300	20,852
Primo Water Corp.*	1,226	2,391

		2,202,625

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	87	$7,907
Casey’s General Stores, Inc.	19,712	1,093,228
Chefs’ Warehouse, Inc.*	19,011	439,915
Fresh Market, Inc.*	3,360	161,112
Pantry, Inc.*	208	2,706
Pricesmart, Inc.	2,108	153,483
Rite Aid Corp.*	5,496	9,563
Roundy’s, Inc.*	854	9,138
Ruddick Corp.	3,142	125,994
United Natural Foods, Inc.*	5,746	268,108

		2,271,154

Food Products (0.7%)
Alico, Inc.	127	2,935
B&G Foods, Inc.	3,266	73,518
Calavo Growers, Inc.	1,440	38,563
Cal-Maine Foods, Inc.	120	4,591
Corn Products International, Inc.	7,331	422,632
Darling International, Inc.*	13,885	241,877
Diamond Foods, Inc.	2,616	59,697
Dole Food Co., Inc.*	821	8,194
Flowers Foods, Inc.	13,360	272,143
Hain Celestial Group, Inc.*	16,838	737,673
J&J Snack Foods Corp.	1,694	88,867
Lancaster Colony Corp.	2,218	147,408
Lifeway Foods, Inc.*	503	4,653
Limoneira Co.	900	15,201
Omega Protein Corp.*	231	1,758
Smart Balance, Inc.*	3,233	21,370
Tootsie Roll Industries, Inc.	2,684	61,484
TreeHouse Foods, Inc.*	21,178	1,260,091

		3,462,655

Household Products (0.1%)
Church & Dwight Co., Inc.	9,869	485,456
Oil-Dri Corp. of America	147	3,130
Spectrum Brands Holdings, Inc.*	1,540	53,838
WD-40 Co.	1,892	85,802

		628,226

Personal Products (0.3%)
Elizabeth Arden, Inc.*	2,362	82,623
Female Health Co.	2,129	11,539
Herbalife Ltd.	14,209	977,863
Inter Parfums, Inc.	1,982	31,098
Medifast, Inc.*	1,680	29,333
Nature’s Sunshine Products, Inc.*	1,370	21,947
Nu Skin Enterprises, Inc., Class A	6,534	378,384
Schiff Nutrition International, Inc.*	392	4,818
Synutra International, Inc.*	2,061	12,119
USANA Health Sciences, Inc.*	743	27,736

		1,577,460

Tobacco (0.0%)
Star Scientific, Inc.*	11,243	36,877
Vector Group Ltd.	3,898	69,073

		105,950

Total Consumer Staples		10,248,070

Energy (6.6%)
Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.*	1,925	86,413
Basic Energy Services, Inc.*	2,835	49,187
C&J Energy Services, Inc.*	22,265	396,094
Cal Dive International, Inc.*	7,254	23,938
CARBO Ceramics, Inc.	2,275	239,899
Core Laboratories N.V.	5,425	713,767
Dawson Geophysical Co.*	269	9,240
Dresser-Rand Group, Inc.*	8,949	415,144
Dril-Quip, Inc.*	17,950	1,167,109
Ensco plc (ADR)	14,340	759,016
Geokinetics, Inc.*	1,311	2,307
Global Geophysical Services, Inc.*	2,230	23,660
Gulf Island Fabrication, Inc.	258	7,552
Gulfmark Offshore, Inc., Class A*	519	23,853
Heckmann Corp.*	5,656	24,377
Helmerich & Payne, Inc.	10,510	567,015
ION Geophysical Corp.*	15,641	100,885
Key Energy Services, Inc.*	67,748	1,046,707
Lufkin Industries, Inc.	3,994	322,116
Matrix Service Co.*	456	6,389
Mitcham Industries, Inc.*	821	18,440
Newpark Resources, Inc.*	765	6,265
Oceaneering International, Inc.	32,720	1,763,281
Oil States International, Inc.*	20,061	1,565,962
OYO Geospace Corp.*	515	54,245
Patterson-UTI Energy, Inc.	1,998	34,545
Pioneer Drilling Co.*	74,054	651,675
RigNet, Inc.*	714	12,517
Rowan Cos., Inc.*	2,507	82,556
RPC, Inc.	7,637	81,023
Superior Energy Services, Inc.*	78,882	2,079,330
Tesco Corp.*	2,879	40,853
TETRA Technologies, Inc.*	1,062	10,004
Tidewater, Inc.	412	22,256
Willbros Group, Inc.*	910	2,948

		12,410,568

Oil, Gas & Consumable Fuels (4.0%)
Abraxas Petroleum Corp.*	9,513	29,681
Alon USA Energy, Inc.	1,061	9,602
Amyris, Inc.*	2,178	11,282
Apco Oil and Gas International, Inc.	1,092	74,442
Approach Resources, Inc.*	2,221	82,066
Arch Coal, Inc.	2,705	28,971
ATP Oil & Gas Corp.*	5,183	38,095
Berry Petroleum Co., Class A	6,119	288,388
Bill Barrett Corp.*	12,842	334,020
Bonanza Creek Energy, Inc.*	757	16,540
BPZ Resources, Inc.*	3,137	12,642
Bumi plc*	17,220	172,559
Cabot Oil & Gas Corp.	47,425	1,478,237
Callon Petroleum Co.*	4,514	28,393
Carrizo Oil & Gas, Inc.*	4,637	131,042
Ceres, Inc.*	385	6,156
Cheniere Energy, Inc.*	18,275	273,759
Chesapeake Energy Corp.	36,710	850,571
Clayton Williams Energy, Inc.*	689	54,734
Clean Energy Fuels Corp.*	5,853	124,552
Cloud Peak Energy, Inc.*	1,553	24,739
Cobalt International Energy, Inc.*	32,166	965,945
Contango Oil & Gas Co.*	1,456	85,773
Crosstex Energy, Inc.	4,248	60,067
CVR Energy, Inc.*	10,444	279,377
Energy XXI Bermuda Ltd.*	8,991	324,665
Evolution Petroleum Corp.*	1,958	18,209
EXCO Resources, Inc.	16,202	107,419
Forest Oil Corp.*	10,622	128,739
FX Energy, Inc.*	6,135	33,374
GeoResources, Inc.*	903	29,564
Gevo, Inc.*	723	6,644
GMX Resources, Inc.*	2,369	3,009
Golar LNG Ltd.	4,735	180,167
Goodrich Petroleum Corp.*	3,130	59,533

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Gulfport Energy Corp.*	5,419	$157,801
Hallador Energy Co.	465	4,111
HollyFrontier Corp.	22,689	729,451
Houston American Energy Corp.*	2,057	10,738
Hyperdynamics Corp.*	19,933	25,714
Isramco, Inc.*	139	12,143
James River Coal Co.*	45,600	233,472
Karoon Gas Australia Ltd.*	36,260	244,515
KiOR, Inc., Class A*	748	10,001
Kodiak Oil & Gas Corp.*	110,001	1,095,610
Laredo Petroleum Holdings, Inc.*	1,521	35,652
Magnum Hunter Resources Corp.*	13,226	84,779
Matador Resources Co.*	59,887	655,763
McMoRan Exploration Co.*	11,689	125,072
Newfield Exploration Co.*	20,890	724,465
Northern Oil and Gas, Inc.*	7,545	156,483
Oasis Petroleum, Inc.*	36,328	1,119,992
Panhandle Oil and Gas, Inc., Class A	820	24,174
Patriot Coal Corp.*	10,135	63,242
Petroleum Development Corp.*	29,500	1,094,155
PetroQuest Energy, Inc.*	1,611	9,892
Pioneer Natural Resources Co.	7,340	819,071
Quicksilver Resources, Inc.*	978	4,929
Renewable Energy Group, Inc.*	482	4,993
Rentech, Inc.*	26,207	54,511
Resolute Energy Corp.*	38,631	439,621
Rex Energy Corp.*	4,228	45,155
Rosetta Resources, Inc.*	6,299	307,139
Sanchez Energy Corp.*	22,357	501,915
SandRidge Energy, Inc.*	48,695	381,282
SM Energy Co.	17,873	1,264,872
Solazyme, Inc.*	1,031	15,083
Southwestern Energy Co.*	16,580	507,348
Stone Energy Corp.*	5,853	167,337
Syntroleum Corp.*	11,089	10,701
Targa Resources Corp.	1,940	88,173
Triangle Petroleum Corp.*	2,534	17,485
Uranerz Energy Corp.*	7,970	20,084
Uranium Energy Corp.*	8,800	34,320
Uranium Resources, Inc.*	11,514	10,477
Ur-Energy, Inc.*	10,420	12,712
VAALCO Energy, Inc.*	727	6,870
Venoco, Inc.*	921	9,984
Voyager Oil & Gas, Inc.*	4,202	10,211
W&T Offshore, Inc.	4,153	87,545
Warren Resources, Inc.*	1,479	4,822
Western Refining, Inc.	5,925	111,508
Westmoreland Coal Co.*	327	3,653
Whiting Petroleum Corp.*	15,400	836,220
World Fuel Services Corp.	4,802	196,882
Zion Oil & Gas, Inc.*	3,831	10,114

		18,955,198

Total Energy		31,365,766

Financials (6.0%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	20,071	2,244,138
Artio Global Investors, Inc.	3,553	16,948
BGC Partners, Inc., Class A	8,859	65,468
Cohen & Steers, Inc.	1,724	54,996
Diamond Hill Investment Group, Inc.	300	22,095
Duff & Phelps Corp., Class A	3,584	55,695
Eaton Vance Corp.	14,120	403,550
Epoch Holding Corp.	1,749	41,766
Evercore Partners, Inc., Class A	38,133	1,108,526
Federated Investors, Inc., Class B	8,759	196,289
Fidus Investment Corp.	148	2,073
Financial Engines, Inc.*	4,579	102,386
GAMCO Investors, Inc., Class A	529	26,244
Greenhill & Co., Inc.	3,535	154,267
HFF, Inc., Class A*	3,432	56,525
ICG Group, Inc.*	345	3,088
Ladenburg Thalmann Financial Services, Inc.*	13,100	23,318
Lazard Ltd., Class A	45,714	1,305,592
LPL Investment Holdings, Inc.*	3,429	130,096
Manning & Napier, Inc.*	40,248	591,646
Pzena Investment Management, Inc., Class A	949	5,552
SEI Investments Co.	17,384	359,675
Stifel Financial Corp.*	28,837	1,091,192
Virtus Investment Partners, Inc.*	734	62,963
Waddell & Reed Financial, Inc., Class A	10,265	332,689
Westwood Holdings Group, Inc.	722	27,963

		8,484,740

Commercial Banks (1.6%)
Arrow Financial Corp.	61	1,489
Bank of the Ozarks, Inc.	442	13,817
Bridge Bancorp, Inc.	321	6,732
Bryn Mawr Bank Corp.	339	7,607
Enterprise Financial Services Corp.	268	3,146
First Financial Bankshares, Inc.	1,672	58,871
Hampton Roads Bankshares, Inc.*	1,208	3,660
Hancock Holding Co.	20,600	731,506
IBERIABANK Corp.	16,336	873,486
Investors Bancorp, Inc.*	709	10,649
M&T Bank Corp.	9,650	838,392
MB Financial, Inc.	44,100	925,659
Regions Financial Corp.	134,120	883,851
Signature Bank/New York*	48,053	3,029,261
SVB Financial Group*	1,124	72,318
SY Bancorp, Inc.	215	4,988
Taylor Capital Group, Inc.*	621	8,911
Westamerica Bancorp	1,557	74,736

		7,549,079

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	861	9,032
Cash America International, Inc.	1,174	56,270
Credit Acceptance Corp.*	787	79,495
DFC Global Corp.*	5,191	97,954
EZCORP, Inc., Class A*	5,561	180,482
First Cash Financial Services, Inc.*	3,516	150,801
Green Dot Corp., Class A*	2,188	58,026
Imperial Holdings, Inc.*	1,833	4,894
Netspend Holdings, Inc.*	40,532	314,529
World Acceptance Corp.*	1,785	109,331

		1,060,814

Diversified Financial Services (0.4%)
BM&F Bovespa S.A.	115,300	706,788
CBOE Holdings, Inc.	6,301	179,074
FX Alliance, Inc.*	197	3,089
Justice Holdings Ltd.*	38,225	531,926
MarketAxess Holdings, Inc.	3,395	126,600
MSCI, Inc., Class A*	14,289	525,978
NASDAQ OMX Group, Inc.*	1,785	46,232

		2,119,687

Insurance (0.1%)
Amtrust Financial Services, Inc.	373	10,026

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Crawford & Co., Class B	3,169	$15,528
Erie Indemnity Co., Class A	3,317	258,527
Flagstone Reinsurance Holdings S.A.	359	2,825
Greenlight Capital Reinsurance Ltd., Class A*	775	19,088
Hallmark Financial Services*	583	4,600
State Auto Financial Corp.	206	3,010
Validus Holdings Ltd.	1,249	38,657

		352,261

Real Estate Investment Trusts (REITs) (1.6%)
Acadia Realty Trust (REIT)	1,101	24,816
AG Mortgage Investment Trust, Inc. (REIT)	169	3,336
Alexander’s, Inc. (REIT)	244	96,107
American Assets Trust, Inc. (REIT)	3,644	83,083
American Campus Communities, Inc. (REIT)	3,907	174,721
American Capital Mortgage Investment Corp. (REIT)	321	6,988
Apartment Investment & Management Co. (REIT), Class A	9,606	253,694
Associated Estates Realty Corp. (REIT)	329	5,376
Camden Property Trust (REIT)	6,780	445,785
CBL & Associates Properties, Inc. (REIT)	5,502	104,098
Cogdell Spencer, Inc. (REIT)	1,442	6,114
Corporate Office Properties Trust/Maryland (REIT)	2,619	60,787
Digital Realty Trust, Inc. (REIT)	12,761	943,931
DuPont Fabros Technology, Inc. (REIT)	2,642	64,597
EastGroup Properties, Inc. (REIT)	1,472	73,924
Equity Lifestyle Properties, Inc. (REIT)	2,643	184,323
Essex Property Trust, Inc. (REIT)	2,311	350,140
Extra Space Storage, Inc. (REIT)	4,378	126,043
Federal Realty Investment Trust (REIT)	5,606	542,605
FelCor Lodging Trust, Inc. (REIT)*	7,681	27,652
Getty Realty Corp. (REIT)	1,477	23,012
Gladstone Commercial Corp. (REIT)	488	8,398
Glimcher Realty Trust (REIT)	14,353	146,688
Highwoods Properties, Inc. (REIT)	6,462	215,314
Home Properties, Inc. (REIT)	5,708	348,245
Host Hotels & Resorts, Inc. (REIT)	43,213	709,557
Investors Real Estate Trust (REIT)	1,866	14,349
Kilroy Realty Corp. (REIT)	3,989	185,927
LTC Properties, Inc. (REIT)	691	22,112
Macerich Co. (REIT)	5,596	323,169
Mid-America Apartment Communities, Inc. (REIT)	4,861	325,833
National Health Investors, Inc. (REIT)	1,283	62,585
Newcastle Investment Corp. (REIT)	11,722	73,614
Omega Healthcare Investors, Inc. (REIT)	11,492	244,320
Potlatch Corp. (REIT)	2,564	80,356
PS Business Parks, Inc. (REIT)	433	28,379
Rayonier, Inc. (REIT)	14,505	639,525
Sabra Health Care REIT, Inc. (REIT)	1,257	20,665
Saul Centers, Inc. (REIT)	905	36,526
Strategic Hotels & Resorts, Inc. (REIT)*	5,125	33,722
Tanger Factory Outlet Centers (REIT)	10,266	305,208
UDR, Inc. (REIT)	1,976	52,779
Universal Health Realty Income Trust (REIT)	671	26,592
Urstadt Biddle Properties, Inc. (REIT), Class A	363	7,166
Washington Real Estate Investment Trust (REIT)	2,007	59,608

		7,571,769

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	3,963	330,157
Tejon Ranch Co.*	1,679	48,087

		378,244

Thrifts & Mortgage Finance (0.2%)
Apollo Residential Mortgage, Inc.	763	14,024
Home Loan Servicing Solutions Ltd.	984	13,717
Hudson City Bancorp, Inc.	5,485	40,095
Nationstar Mortgage Holdings, Inc.*	26,600	381,976
Northwest Bancshares, Inc.	32,100	407,670
People’s United Financial, Inc.	8,454	111,931
TrustCo Bank Corp./New York	685	3,911
Walker & Dunlop, Inc.*	1,313	16,544
Westfield Financial, Inc.	908	7,182

		997,050

Total Financials		28,513,644

Health Care (13.3%)
Biotechnology (2.7%)
Achillion Pharmaceuticals, Inc.*	51,543	493,782
Acorda Therapeutics, Inc.*	4,679	124,227
Aegerion Pharmaceuticals, Inc.*	26,234	362,816
Affymax, Inc.*	1,980	23,245
Alkermes plc*	11,374	210,988
Allos Therapeutics, Inc.*	7,915	11,714
Alnylam Pharmaceuticals, Inc.*	5,359	59,324
AMAG Pharmaceuticals, Inc.*	299	4,763
Amarin Corp. plc (ADR)*	65,760	744,403
Amicus Therapeutics, Inc.*	2,402	12,683
Amylin Pharmaceuticals, Inc.*	23,730	592,301
Anacor Pharmaceuticals, Inc.*	1,235	7,274
Anthera Pharmaceuticals, Inc.*	2,470	5,459
Ardea Biosciences, Inc.*	2,745	59,731
Arena Pharmaceuticals, Inc.*	1,475	4,528
ARIAD Pharmaceuticals, Inc.*	49,542	790,195
ArQule, Inc.*	6,286	44,065
Array BioPharma, Inc.*	4,411	15,042
Astex Pharmaceuticals*	550	1,023
AVEO Pharmaceuticals, Inc.*	31,134	386,373
AVI BioPharma, Inc.*	16,100	24,794
BioCryst Pharmaceuticals, Inc.*	3,595	17,364
BioMarin Pharmaceutical, Inc.*	13,185	451,586
BioMimetic Therapeutics, Inc.*	995	2,458
BioSante Pharmaceuticals, Inc.*	12,874	8,754
Biospecifics Technologies Corp.*	535	8,464
Biotime, Inc.*	3,088	13,618
Cell Therapeutics, Inc.*	23,227	30,195
Celldex Therapeutics, Inc.*	847	4,311
Cepheid, Inc.*	26,812	1,121,546
Chelsea Therapeutics International Ltd.*	6,648	17,019
ChemoCentryx, Inc.*	455	4,850
Cleveland Biolabs, Inc.*	3,097	7,619
Clovis Oncology, Inc.*	973	24,763
Codexis, Inc.*	3,014	11,001

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cubist Pharmaceuticals, Inc.*	7,516	$325,067
Curis, Inc.*	6,333	30,525
Cytori Therapeutics, Inc.*	4,400	10,956
DUSA Pharmaceuticals, Inc.*	3,007	18,824
Dyax Corp.*	10,081	15,726
Dynavax Technologies Corp.*	18,419	93,200
Emergent Biosolutions, Inc.*	2,877	46,032
Enzon Pharmaceuticals, Inc.*	325	2,223
Exact Sciences Corp.*	4,646	51,849
Exelixis, Inc.*	17,749	91,940
Genomic Health, Inc.*	2,056	62,934
Geron Corp.*	3,587	6,062
GTx, Inc.*	2,876	11,073
Halozyme Therapeutics, Inc.*	10,641	135,779
Horizon Pharma, Inc.*	373	1,544
Human Genome Sciences, Inc.*	22,596	186,191
Idenix Pharmaceuticals, Inc.*	1,911	18,709
Immunogen, Inc.*	6,364	91,578
Immunomedics, Inc.*	7,634	27,711
Incyte Corp.*	10,515	202,940
Infinity Pharmaceuticals, Inc.*	2,324	27,795
InterMune, Inc.*	39,644	581,578
Ironwood Pharmaceuticals, Inc.*	36,298	483,126
Isis Pharmaceuticals, Inc.*	11,908	104,433
Keryx Biopharmaceuticals, Inc.*	8,287	41,269
Lexicon Pharmaceuticals, Inc.*	7,136	13,273
Ligand Pharmaceuticals, Inc., Class B*	2,325	37,084
MannKind Corp.*	11,725	28,961
Medivation, Inc.*	3,735	279,079
Metabolix, Inc.*	2,880	8,150
Momenta Pharmaceuticals, Inc.*	5,462	83,678
Myriad Genetics, Inc.*	10,230	242,042
Nabi Biopharmaceuticals*	5,342	9,936
Neostem, Inc.*	4,782	1,805
Neurocrine Biosciences, Inc.*	4,973	39,635
NewLink Genetics Corp.*	633	5,792
Novavax, Inc.*	8,207	10,341
NPS Pharmaceuticals, Inc.*	10,117	69,200
Nymox Pharmaceutical Corp.*	2,019	16,233
OncoGenex Pharmaceutical, Inc.*	1,690	22,460
Oncothyreon, Inc.*	3,664	15,975
Onyx Pharmaceuticals, Inc.*	13,048	491,649
Opko Health, Inc.*	12,855	60,804
Orexigen Therapeutics, Inc.*	5,237	21,472
Osiris Therapeutics, Inc.*	1,972	10,097
PDL BioPharma, Inc.	13,808	87,681
Peregrine Pharmaceuticals, Inc.*	10,468	5,654
Pharmacyclics, Inc.*	21,149	587,096
PharmAthene, Inc.*	4,373	7,740
Progenics Pharmaceuticals, Inc.*	2,512	24,869
Raptor Pharmaceutical Corp.*	5,669	38,322
Regeneron Pharmaceuticals, Inc.*	10,055	1,172,614
Rigel Pharmaceuticals, Inc.*	6,352	51,134
Sangamo BioSciences, Inc.*	6,281	30,777
Savient Pharmaceuticals, Inc.*	6,260	13,647
Sciclone Pharmaceuticals, Inc.*	3,996	25,215
Seattle Genetics, Inc.*	11,516	234,696
SIGA Technologies, Inc.*	4,254	14,293
Spectrum Pharmaceuticals, Inc.*	6,807	85,972
Sunesis Pharmaceuticals, Inc.*	3,232	9,276
Synta Pharmaceuticals Corp.*	2,925	12,724
Targacept, Inc.*	3,406	17,439
Theravance, Inc.*	6,818	132,951
Trius Therapeutics, Inc.*	1,272	6,805
United Therapeutics Corp.*	5,692	268,264
Vanda Pharmaceuticals, Inc.*	3,281	15,716
Verastem, Inc.*	556	6,077
Vical, Inc.*	9,255	31,467
Zalicus, Inc.*	5,645	6,774
ZIOPHARM Oncology, Inc.*	7,803	42,136

		12,768,347

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.*	2,653	77,282
ABIOMED, Inc.*	3,730	82,769
Accuray, Inc.*	7,070	49,914
Align Technology, Inc.*	7,325	201,804
Analogic Corp.	1,101	74,362
Antares Pharma, Inc.*	10,158	32,810
ArthroCare Corp.*	3,252	87,316
AtriCure, Inc.*	1,719	17,104
Atrion Corp.	193	40,571
Bacterin International Holdings, Inc.*	2,690	6,510
Biolase Technology, Inc.*	831	2,252
Cardiovascular Systems, Inc.*	1,631	15,087
Cerus Corp.*	5,371	21,591
Conceptus, Inc.*	3,745	53,853
Cooper Cos., Inc.	1,474	120,441
CryoLife, Inc.*	317	1,671
Cyberonics, Inc.*	3,384	129,032
Delcath Systems, Inc.*	5,966	18,733
DexCom, Inc.*	93,726	977,562
DynaVox, Inc., Class A*	886	2,729
Edwards Lifesciences Corp.*	19,070	1,386,961
Endologix, Inc.*	5,817	85,219
Exactech, Inc.*	690	10,936
Gen-Probe, Inc.*	23,250	1,544,033
Haemonetics Corp.*	3,068	213,778
Hansen Medical, Inc.*	6,446	19,338
HeartWare International, Inc.*	21,808	1,432,568
Hill-Rom Holdings, Inc.	6,817	227,756
Hologic, Inc.*	76,190	1,641,894
ICU Medical, Inc.*	352	17,304
IDEXX Laboratories, Inc.*	6,837	597,896
Insulet Corp.*	5,454	104,390
Integra LifeSciences Holdings Corp.*	2,323	80,585
Intuitive Surgical, Inc.*	1,670	904,722
Invacare Corp.	208	3,447
IRIS International, Inc.*	1,455	19,657
Kensey Nash Corp.	1,045	30,577
MAKO Surgical Corp.*	3,789	159,706
Masimo Corp.*	6,244	145,985
Medical Action Industries, Inc.*	859	4,913
Meridian Bioscience, Inc.	4,860	94,187
Merit Medical Systems, Inc.*	5,052	62,746
Natus Medical, Inc.*	1,714	20,448
Navidea Biopharmaceuticals, Inc.*	10,900	35,752
Neogen Corp.*	21,155	826,526
NuVasive, Inc.*	5,026	84,638
NxStage Medical, Inc.*	45,871	883,934
OraSure Technologies, Inc.*	5,477	62,931
Orthofix International N.V.*	2,144	80,572
Quidel Corp.*	3,404	62,531
ResMed, Inc.*	17,166	530,601
Rockwell Medical Technologies, Inc.*	1,976	18,693
RTI Biologics, Inc.*	463	1,713
Sirona Dental Systems, Inc.*	28,823	1,485,537
Spectranetics Corp.*	3,974	41,330
STAAR Surgical Co.*	3,630	39,313
Stereotaxis, Inc.*	5,419	3,522
STERIS Corp.	7,035	222,447

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Symmetry Medical, Inc.*	1,099	$7,770
Synergetics USA, Inc.*	2,705	17,582
Thoratec Corp.*	26,800	903,428
Tornier N.V.*	1,298	33,359
Unilife Corp.*	7,472	30,336
Uroplasty, Inc.*	2,215	6,667
Vascular Solutions, Inc.*	1,929	20,814
Volcano Corp.*	57,486	1,629,728
West Pharmaceutical Services, Inc.	2,199	93,523
Young Innovations, Inc.	238	7,359
Zeltiq Aesthetics, Inc.*	30,178	186,198
Zoll Medical Corp.*	2,618	242,505

		18,381,748

Health Care Providers & Services (2.9%)
Accretive Health, Inc.*	4,790	95,656
Air Methods Corp.*	1,358	118,485
Alliance HealthCare Services, Inc.*	3,106	4,659
AMERIGROUP Corp.*	24,853	1,672,110
AMN Healthcare Services, Inc.*	2,147	13,011
Bio-Reference Labs, Inc.*	2,893	68,014
BioScrip, Inc.*	3,756	25,503
Brookdale Senior Living, Inc.*	10,080	188,698
Capital Senior Living Corp.*	1,079	9,970
CardioNet, Inc.*	822	2,532
Catalyst Health Solutions, Inc.*	37,661	2,400,136
Centene Corp.*	30,740	1,505,338
Chemed Corp.	2,382	149,304
Chindex International, Inc.*	630	5,985
Corvel Corp.*	722	28,801
Emeritus Corp.*	3,583	63,276
Ensign Group, Inc.	1,934	52,527
ExamWorks Group, Inc.*	3,171	39,384
Hanger Orthopedic Group, Inc.*	2,074	45,338
Health Management Associates, Inc., Class A*	30,191	202,884
HMS Holdings Corp.*	65,127	2,032,614
IPC The Hospitalist Co., Inc.*	1,939	71,568
Landauer, Inc.	1,102	58,428
LHC Group, Inc.*	109	2,020
Lincare Holdings, Inc.	10,603	274,406
MEDNAX, Inc.*	26,758	1,989,992
Metropolitan Health Networks, Inc.*	5,036	47,187
MModal, Inc.*	3,895	41,092
Molina Healthcare, Inc.*	2,035	68,437
MWI Veterinary Supply, Inc.*	9,194	809,072
National Research Corp.	214	9,189
Owens & Minor, Inc.	6,149	186,991
Patterson Cos., Inc.	4,424	147,762
Providence Service Corp.*	346	5,366
PSS World Medical, Inc.*	6,117	155,005
RadNet, Inc.*	3,740	11,893
Select Medical Holdings Corp.*	1,216	9,351
Skilled Healthcare Group, Inc., Class A*	40	306
Sunrise Senior Living, Inc.*	5,249	33,174
Team Health Holdings, Inc.*	3,147	64,702
Tenet Healthcare Corp.*	2,777	14,746
U.S. Physical Therapy, Inc.	1,450	33,423
Universal Health Services, Inc., Class B	10,740	450,113
Vanguard Health Systems, Inc.*	42,519	419,237
WellCare Health Plans, Inc.*	5,064	364,000

		13,991,685

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	52,523	871,882
athenahealth, Inc.*	4,143	307,079
Computer Programs & Systems, Inc.	1,310	74,041
Epocrates, Inc.*	712	6,109
Greenway Medical Technologies*	581	8,878
HealthStream, Inc.*	2,152	49,905
MedAssets, Inc.*	4,687	61,681
Medidata Solutions, Inc.*	2,536	67,559
Merge Healthcare, Inc.*	6,495	37,996
Omnicell, Inc.*	1,862	28,321
Quality Systems, Inc.	20,296	887,544
SXC Health Solutions Corp.*	46,215	3,464,276
Transcend Services, Inc.*	1,027	30,142

		5,895,413

Life Sciences Tools & Services (0.9%)
BG Medicine, Inc.*	784	5,504
Bruker Corp.*	10,136	155,182
Charles River Laboratories International, Inc.*	5,820	210,044
Complete Genomics, Inc.*	1,220	3,440
Covance, Inc.*	7,205	343,174
Enzo Biochem, Inc.*	466	1,254
eResearchTechnology, Inc.*	2,927	22,889
Fluidigm Corp.*	788	12,395
Luminex Corp.*	4,469	104,351
Medtox Scientific, Inc.*	917	15,461
Mettler-Toledo International, Inc.*	3,826	706,854
Pacific Biosciences of California, Inc.*	941	3,218
PAREXEL International Corp.*	77,666	2,094,652
Sequenom, Inc.*	9,633	39,206
Techne Corp.	4,412	309,281
Waters Corp.*	4,330	401,218

		4,428,123

Pharmaceuticals (1.7%)
Acura Pharmaceuticals, Inc.*	1,300	4,498
Akorn, Inc.*	80,693	944,108
Alimera Sciences, Inc.*	1,370	4,631
Ampio Pharmaceuticals, Inc.*	2,430	8,286
Auxilium Pharmaceuticals, Inc.*	51,221	951,174
AVANIR Pharmaceuticals, Inc., Class A*	14,350	49,077
Cadence Pharmaceuticals, Inc.*	55,498	205,343
Cempra, Inc.*	433	3,269
Columbia Laboratories, Inc.*	7,297	5,181
Corcept Therapeutics, Inc.*	5,038	19,799
Depomed, Inc.*	6,351	39,757
Durect Corp.*	9,408	7,526
Endo Pharmaceuticals Holdings, Inc.*	13,869	537,146
Endocyte, Inc.*	2,046	10,189
Hi-Tech Pharmacal Co., Inc.*	406	14,588
Impax Laboratories, Inc.*	49,714	1,221,970
ISTA Pharmaceuticals, Inc.*	3,753	33,815
Jazz Pharmaceuticals plc*	2,639	127,912
KV Pharmaceutical Co., Class A*	4,211	5,559
Lannett Co., Inc.*	800	3,336
MAP Pharmaceuticals, Inc.*	2,570	36,905
Medicines Co.*	3,645	73,155
Medicis Pharmaceutical Corp., Class A	6,045	227,232
Nektar Therapeutics*	8,559	67,787
Obagi Medical Products, Inc.*	2,161	28,957
Optimer Pharmaceuticals, Inc.*	25,616	356,062
Pacira Pharmaceuticals, Inc.*	799	9,221
Pain Therapeutics, Inc.*	4,593	16,489
Par Pharmaceutical Cos., Inc.*	2,980	115,415
Pernix Therapeutics Holdings*	388	3,492
Pozen, Inc.*	3,000	18,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Questcor Pharmaceuticals, Inc.*	17,713	$666,363
Sagent Pharmaceuticals, Inc.*	13,018	232,632
Salix Pharmaceuticals Ltd.*	32,146	1,687,665
Santarus, Inc.*	6,311	36,919
Sucampo Pharmaceuticals, Inc., Class A*	1,515	11,287
Transcept Pharmaceuticals, Inc.*	481	5,060
Vivus, Inc.*	11,660	260,718
XenoPort, Inc.*	3,500	15,750
Zogenix, Inc.*	2,789	5,578

		8,071,851

Total Health Care		63,537,167

Industrials (15.3%)
Aerospace & Defense (1.2%)
AAR Corp.	1,241	22,648
Aerovironment, Inc.*	1,991	53,379
Alliant Techsystems, Inc.	283	14,184
American Science & Engineering, Inc.	1,070	71,744
Astronics Corp.*	1,219	42,616
BE Aerospace, Inc.*	10,923	507,592
Cubic Corp.	823	38,911
DigitalGlobe, Inc.*	54,245	723,628
GenCorp, Inc.*	5,032	35,727
GeoEye, Inc.*	161	3,875
HEICO Corp.	4,955	255,628
Hexcel Corp.*	100,252	2,407,051
KEYW Holding Corp.*	60,404	468,131
LMI Aerospace, Inc.*	564	10,265
Moog, Inc., Class A*	541	23,204
National Presto Industries, Inc.	568	43,088
Orbital Sciences Corp.*	2,860	37,609
Spirit AeroSystems Holdings, Inc., Class A*	2,848	69,662
Taser International, Inc.*	6,813	29,568
Teledyne Technologies, Inc.*	1,219	76,858
TransDigm Group, Inc.*	5,950	688,772
Triumph Group, Inc.	510	31,957

		5,656,097

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	18,000	837,180
Forward Air Corp.	3,493	128,089
Hub Group, Inc., Class A*	32,075	1,155,662
Pacer International, Inc.*	488	3,084
Park-Ohio Holdings Corp.*	965	19,348
UTi Worldwide, Inc.	11,007	189,651

		2,333,014

Airlines (0.6%)
Alaska Air Group, Inc.*	494	17,695
Allegiant Travel Co.*	26,165	1,425,993
Copa Holdings S.A., Class A	3,001	237,679
Spirit Airlines, Inc.*	69,200	1,388,844

		3,070,211

Building Products (0.3%)
AAON, Inc.	2,192	44,256
Ameresco, Inc., Class A*	2,170	29,403
Armstrong World Industries, Inc.	258	12,583
Insteel Industries, Inc.	161	1,956
Lennox International, Inc.	6,369	256,671
Simpson Manufacturing Co., Inc.	22,760	734,010
Trex Co., Inc.*	1,872	60,054
USG Corp.*	6,054	104,129

		1,243,062

Commercial Services & Supplies (1.3%)
A.T. Cross Co., Class A*	1,057	12,726
ABM Industries, Inc.	1,709	41,529
American Reprographics Co.*	686	3,698
Avery Dennison Corp.	816	24,586
Brink’s Co.	4,821	115,077
Casella Waste Systems, Inc., Class A*	2,660	16,572
Cenveo, Inc.*	3,665	12,388
Clean Harbors, Inc.*	11,776	792,878
Consolidated Graphics, Inc.*	1,010	45,703
Copart, Inc.*	13,292	346,522
Corrections Corp. of America*	14,126	385,781
Covanta Holding Corp.	824	13,374
Deluxe Corp.	6,080	142,394
Encore Capital Group, Inc.*	1,901	42,868
EnergySolutions, Inc.*	2,129	10,432
EnerNOC, Inc.*	896	6,451
Fuel Tech, Inc.*	2,106	11,499
Healthcare Services Group, Inc.	7,909	168,224
Heritage-Crystal Clean, Inc.*	574	11,451
Herman Miller, Inc.	6,810	156,358
HNI Corp.	5,311	147,380
InnerWorkings, Inc.*	3,039	35,404
Interface, Inc., Class A	6,216	86,713
Intersections, Inc.	1,128	14,416
KAR Auction Services, Inc.*	699	11,331
Knoll, Inc.	61,507	1,023,477
McGrath RentCorp	1,185	38,050
Metalico, Inc.*	2,857	12,199
Mine Safety Appliances Co.	3,240	133,099
Mobile Mini, Inc.*	53,574	1,131,483
Multi-Color Corp.	94	2,116
NL Industries, Inc.	737	10,981
Portfolio Recovery Associates, Inc.*	2,045	146,667
Quad/Graphics, Inc.	279	3,878
Rollins, Inc.	7,522	160,068
Standard Parking Corp.*	1,919	39,340
Steelcase, Inc., Class A	1,119	10,742
Swisher Hygiene, Inc.*	10,468	25,751
Sykes Enterprises, Inc.*	589	9,306
Team, Inc.*	2,294	70,999
Tetra Tech, Inc.*	1,498	39,487
TMS International Corp., Class A*	638	7,720
TRC Cos., Inc.*	2,164	13,222
U.S. Ecology, Inc.	2,036	44,263
United Stationers, Inc.	3,264	101,282
Viad Corp.	296	5,751
Waste Connections, Inc.	12,869	418,629

		6,104,265

Construction & Engineering (0.5%)
AECOM Technology Corp.*	50,006	1,118,634
Argan, Inc.	214	3,433
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,862	296,370
Dycom Industries, Inc.*	719	16,796
Fluor Corp.	12,990	779,920
Furmanite Corp.*	4,555	29,243
KBR, Inc.	1,153	40,989
MasTec, Inc.*	6,769	122,451
MYR Group, Inc.*	2,214	39,542
Primoris Services Corp.	2,740	44,004

		2,491,382

Electrical Equipment (1.0%)
A123 Systems, Inc.*	1,983	2,221
Active Power, Inc.*	9,824	7,664

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Acuity Brands, Inc.	5,168	$324,705
AMETEK, Inc.	47,557	2,306,990
AZZ, Inc.	1,487	76,789
Babcock & Wilcox Co.*	14,014	360,861
Belden, Inc.	4,841	183,522
Brady Corp., Class A	494	15,981
Broadwind Energy, Inc.*	3,878	1,823
Capstone Turbine Corp.*	32,354	33,001
Coleman Cable, Inc.*	1,064	10,342
EnerSys*	1,653	57,276
Franklin Electric Co., Inc.	2,594	127,288
FuelCell Energy, Inc.*	18,653	29,285
Generac Holdings, Inc.*	1,136	27,889
General Cable Corp.*	3,226	93,812
Global Power Equipment Group, Inc.*	977	27,063
GrafTech International Ltd.*	856	10,221
II-VI, Inc.*	6,153	145,518
Polypore International, Inc.*	22,051	775,313
PowerSecure International, Inc.*	406	2,460
Preformed Line Products Co.	32	2,096
SatCon Technology Corp.*	9,700	3,492
Thermon Group Holdings, Inc.*	1,222	24,990
Thomas & Betts Corp.*	1,506	108,297
Valence Technology, Inc.*	3,911	3,161
Vicor Corp.	2,226	17,808

		4,779,868

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	582	29,053
Raven Industries, Inc.	2,153	131,355
Standex International Corp.	282	11,616

		172,024

Machinery (5.3%)
Accuride Corp.*	480	4,171
Actuant Corp., Class A	40,975	1,187,865
Alamo Group, Inc.	68	2,044
Albany International Corp., Class A	650	14,918
Altra Holdings, Inc.*	34,643	665,146
Ampco-Pittsburgh Corp.	116	2,335
Blount International, Inc.*	5,788	96,544
Cascade Corp.	67	3,358
Chart Industries, Inc.*	19,122	1,402,216
CIRCOR International, Inc.	1,273	42,353
CLARCOR, Inc.	5,697	279,666
Colfax Corp.*	50,453	1,777,964
Columbus McKinnon Corp.*	1,870	30,462
Commercial Vehicle Group, Inc.*	3,370	41,148
Donaldson Co., Inc.	18,178	649,500
Douglas Dynamics, Inc.	1,242	17,078
Dynamic Materials Corp.	1,550	32,721
EnPro Industries, Inc.*	1,043	42,867
ESCO Technologies, Inc.	840	30,887
Federal Signal Corp.*	625	3,475
Flow International Corp.*	4,742	19,063
Flowserve Corp.	5,080	586,791
Gardner Denver, Inc.	6,223	392,173
Gorman-Rupp Co.	1,783	52,028
Graco, Inc.	7,202	382,138
Graham Corp.	1,172	25,655
Harsco Corp.	884	20,739
IDEX Corp.	39,542	1,665,904
John Bean Technologies Corp.	3,125	50,625
Joy Global, Inc.	14,200	1,043,700
Kadant, Inc.*	411	9,790
Kaydon Corp.	21,200	540,812
Kennametal, Inc.	1,116	49,696
Lincoln Electric Holdings, Inc.	28,144	1,275,486
Lindsay Corp.	1,491	98,809
Manitowoc Co., Inc.	55,515	769,438
Meritor, Inc.*	7,748	62,526
Met-Pro Corp.	177	1,869
Middleby Corp.*	12,972	1,312,507
Mueller Industries, Inc.	634	28,815
Navistar International Corp.*	20,281	820,366
NN, Inc.*	2,071	16,899
Nordson Corp.	6,849	373,339
Omega Flex, Inc.*	302	3,835
Pall Corp.	27,657	1,649,187
PMFG, Inc.*	2,436	36,564
Proto Labs, Inc.*	10,556	359,854
RBC Bearings, Inc.*	25,917	1,195,551
Robbins & Myers, Inc.	20,031	1,042,614
Sauer-Danfoss, Inc.	1,360	63,920
Snap-on, Inc.	1,244	75,847
SPX Corp.	1,657	128,467
Sun Hydraulics Corp.	2,357	61,659
Tennant Co.	2,286	100,584
Timken Co.	8,771	445,041
Titan International, Inc.	5,028	118,912
Toro Co.	3,681	261,756
Trimas Corp.*	3,003	67,237
Twin Disc, Inc.	1,041	27,160
Valmont Industries, Inc.	12,161	1,427,823
Wabash National Corp.*	8,105	83,887
WABCO Holdings, Inc.*	22,365	1,352,635
Wabtec Corp.	5,744	432,925
Watts Water Technologies, Inc., Class A	352	14,344
Westport Innovations, Inc.*	7,010	286,849
Woodward, Inc.	7,300	312,659
Xerium Technologies, Inc.*	1,358	8,759

		25,483,955

Marine (0.4%)
Kirby Corp.*	26,284	1,729,224

Professional Services (1.8%)
Acacia Research Corp.*	5,106	213,125
Advisory Board Co.*	11,247	996,709
CDI Corp.	162	2,905
Corporate Executive Board Co.	4,115	176,986
CoStar Group, Inc.*	25,945	1,791,502
CRA International, Inc.*	196	4,943
Dun & Bradstreet Corp.	5,881	498,297
Equifax, Inc.	755	33,416
Exponent, Inc.*	1,581	76,710
GP Strategies Corp.*	561	9,818
Heidrick & Struggles International, Inc.	180	3,965
Huron Consulting Group, Inc.*	24,091	904,858
ICF International, Inc.*	820	20,803
IHS, Inc., Class A*	10,787	1,010,203
Insperity, Inc.	2,693	82,514
Kforce, Inc.*	3,084	45,952
Korn/Ferry International*	319	5,343
Mistras Group, Inc.*	1,744	41,542
Odyssey Marine Exploration, Inc.*	2,200	6,820
On Assignment, Inc.*	511	8,927
Pendrell Corp.*	11,758	30,688
Robert Half International, Inc.	62,168	1,883,690
RPX Corp.*	40,776	691,561
Towers Watson & Co., Class A	1,408	93,027

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
TrueBlue, Inc.*	3,081	$55,088

		8,689,392

Road & Rail (1.3%)
Avis Budget Group, Inc.*	12,519	177,144
Celadon Group, Inc.	1,456	22,641
Con-way, Inc.	620	20,218
Dollar Thrifty Automotive Group, Inc.*	3,439	278,249
Genesee & Wyoming, Inc., Class A*	22,691	1,238,475
Heartland Express, Inc.	5,985	86,543
Hertz Global Holdings, Inc.*	29,053	436,957
J.B. Hunt Transport Services, Inc.	10,893	592,252
Kansas City Southern*	9,793	702,060
Knight Transportation, Inc.	7,255	128,123
Landstar System, Inc.	5,698	328,889
Localiza Rent a Car S.A.	37,330	687,112
Marten Transport Ltd.	44,713	986,816
Old Dominion Freight Line, Inc.*	5,639	268,811
Quality Distribution, Inc.*	555	7,648
Roadrunner Transportation Systems, Inc.*	90	1,562
Swift Transportation Co.*	2,675	30,869
Werner Enterprises, Inc.	787	19,565
Zipcar, Inc.*	980	14,514

		6,028,448

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	716	8,764
Applied Industrial Technologies, Inc.	5,065	208,323
Beacon Roofing Supply, Inc.*	5,452	140,444
CAI International, Inc.*	1,414	25,707
DXP Enterprises, Inc.*	1,024	44,534
Essex Rental Corp.*	439	1,677
H&E Equipment Services, Inc.*	1,620	30,650
Houston Wire & Cable Co.	2,046	28,419
Interline Brands, Inc.*	359	7,758
Kaman Corp.	1,705	57,885
MSC Industrial Direct Co., Inc., Class A	24,005	1,999,136
TAL International Group, Inc.	2,623	96,290
Textainer Group Holdings Ltd.	1,345	45,595
Titan Machinery, Inc.*	620	17,484
United Rentals, Inc.*	52,874	2,267,766
Watsco, Inc.	3,344	247,590
WESCO International, Inc.*	2,432	158,834

		5,386,856

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	915	14,823

Total Industrials		73,182,621

Information Technology (22.4%)
Communications Equipment (2.6%)
Acme Packet, Inc.*	38,889	1,070,225
ADTRAN, Inc.	13,226	412,519
Anaren, Inc.*	216	3,964
Aruba Networks, Inc.*	80,269	1,788,393
Calix, Inc.*	4,645	39,622
Ciena Corp.*	73,445	1,189,075
Dialogic, Inc.*	1,868	1,625
Digi International, Inc.*	500	5,495
Extreme Networks, Inc.*	3,169	12,137
F5 Networks, Inc.*	5,975	806,386
Finisar Corp.*	53,669	1,081,430
Globecomm Systems, Inc.*	1,948	28,207
Harmonic, Inc.*	2,738	14,977
Infinera Corp.*	849	6,894
InterDigital, Inc.	5,373	187,303
Ixia*	93,818	1,171,787
JDS Uniphase Corp.*	26,912	389,955
Juniper Networks, Inc.*	32,710	748,405
KVH Industries, Inc.*	134	1,407
Loral Space & Communications, Inc.*	109	8,676
Meru Networks, Inc.*	1,322	5,354
NETGEAR, Inc.*	4,364	166,705
Numerex Corp., Class A*	1,141	11,159
Oplink Communications, Inc.*	896	15,322
Plantronics, Inc.	1,377	55,438
Polycom, Inc.*	20,964	399,784
Powerwave Technologies, Inc.*	3,422	7,015
Procera Networks, Inc.*	1,754	39,219
Riverbed Technology, Inc.*	46,792	1,313,919
ShoreTel, Inc.*	152,502	866,211
Sonus Networks, Inc.*	2,040	5,916
Ubiquiti Networks, Inc.*	282	8,920
ViaSat, Inc.*	13,710	660,959

		12,524,403

Computers & Peripherals (0.4%)
3D Systems Corp.*	4,975	117,112
Dot Hill Systems Corp.*	1,557	2,351
Electronics for Imaging, Inc.*	397	6,598
Fusion-io, Inc.*	1,151	32,700
Immersion Corp.*	3,253	17,761
NCR Corp.*	14,799	321,286
Novatel Wireless, Inc.*	688	2,305
OCZ Technology Group, Inc.*	7,831	54,660
QLogic Corp.*	9,603	170,549
Silicon Graphics International Corp.*	3,779	36,581
STEC, Inc.*	4,467	42,169
Stratasys, Inc.*	24,406	891,307
Super Micro Computer, Inc.*	3,364	58,735
Synaptics, Inc.*	3,809	139,067

		1,893,181

Electronic Equipment, Instruments & Components (2.5%)
Aeroflex Holding Corp.*	2,443	27,215
Anixter International, Inc.*	1,783	129,321
Arrow Electronics, Inc.*	1,933	81,128
Badger Meter, Inc.	1,463	49,727
Brightpoint, Inc.*	3,441	27,700
Cognex Corp.	34,035	1,441,723
Coherent, Inc.*	2,004	116,893
Daktronics, Inc.	868	7,716
DDi Corp.	704	8,589
DTS, Inc.*	19,240	581,433
Echelon Corp.*	4,333	19,195
Electro Rent Corp.	936	17,232
Electro Scientific Industries, Inc.	250	3,752
eMagin Corp.*	2,129	6,919
Fabrinet*	41,023	726,517
FARO Technologies, Inc.*	29,943	1,746,575
FEI Co.*	4,273	209,847
FLIR Systems, Inc.	18,993	480,713
InvenSense, Inc.*	572	10,353
IPG Photonics Corp.*	3,530	183,736
Jabil Circuit, Inc.	52,249	1,312,495
Kemet Corp.*	275	2,574
LeCroy Corp.*	2,013	20,915
Littelfuse, Inc.	2,258	141,577
MA-COM Technology Solutions Holdings, Inc.*	10,100	209,474
Maxwell Technologies, Inc.*	3,296	60,416

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Measurement Specialties, Inc.*	1,804	$60,795
Microvision, Inc.*	1,498	4,090
MTS Systems Corp.	1,843	97,845
Multi-Fineline Electronix, Inc.*	199	5,463
National Instruments Corp.	28,888	823,886
NeoPhotonics Corp.*	513	2,426
Newport Corp.*	1,447	25,641
OSI Systems, Inc.*	1,747	107,091
Plexus Corp.*	3,826	133,872
Power-One, Inc.*	7,431	33,811
Pulse Electronics Corp.	5,141	12,904
RealD, Inc.*	4,817	65,029
Rofin-Sinar Technologies, Inc.*	1,578	41,612
Rogers Corp.*	627	24,296
Scansource, Inc.*	484	18,063
Trimble Navigation Ltd.*	45,211	2,460,383
TTM Technologies, Inc.*	1,530	17,580
Universal Display Corp.*	13,839	505,539
Zygo Corp.*	288	5,636

		12,069,697

Internet Software & Services (2.3%)
Active Network, Inc.*	1,632	27,467
Ancestry.com, Inc.*	3,759	85,480
Angie’s List, Inc.*	645	12,184
Bankrate, Inc.*	1,989	49,228
Bazaarvoice, Inc.*	953	18,936
Brightcove, Inc.*	502	12,450
Carbonite, Inc.*	611	6,727
comScore, Inc.*	3,762	80,469
Constant Contact, Inc.*	3,496	104,146
Cornerstone OnDemand, Inc.*	1,401	30,598
DealerTrack Holdings, Inc.*	56,399	1,706,634
Demand Media, Inc.*	970	7,032
Dice Holdings, Inc.*	5,649	52,705
Digital River, Inc.*	508	9,505
Envestnet, Inc.*	54,551	682,978
Equinix, Inc.*	15,354	2,417,487
ExactTarget, Inc.*	600	15,600
FriendFinder Networks, Inc.*	751	1,021
IAC/InterActiveCorp	19,270	945,964
InfoSpace, Inc.*	621	7,955
Internap Network Services Corp.*	5,268	38,667
IntraLinks Holdings, Inc.*	3,952	20,906
j2 Global, Inc.	5,473	156,966
Keynote Systems, Inc.	1,714	33,869
Limelight Networks, Inc.*	6,257	20,585
LinkedIn Corp., Class A*	11,940	1,217,761
Liquidity Services, Inc.*	2,239	100,307
LivePerson, Inc.*	6,234	104,544
LogMeIn, Inc.*	2,430	85,609
LoopNet, Inc.*	2,168	40,715
Marchex, Inc., Class B	1,067	4,759
Millennial Media, Inc.*	12,400	291,400
Move, Inc.*	4,677	45,414
NIC, Inc.	7,585	92,006
OpenTable, Inc.*	15,104	611,259
Openwave Systems, Inc.*	3,261	7,402
Perficient, Inc.*	1,978	23,756
Quepasa Corp.*	843	3,743
QuinStreet, Inc.*	418	4,385
Rackspace Hosting, Inc.*	12,265	708,794
Responsys, Inc.*	1,164	13,933
Saba Software, Inc.*	3,534	34,669
SciQuest, Inc.*	1,516	23,104
SPS Commerce, Inc.*	1,027	27,606
Stamps.com, Inc.*	1,429	39,840
support.com, Inc.*	3,768	11,869
TechTarget, Inc.*	1,247	8,642
Travelzoo, Inc.*	682	15,686
ValueClick, Inc.*	9,375	185,062
VistaPrint N.V.*	4,402	170,137
Vocus, Inc.*	2,014	26,685
Web.com Group, Inc.*	3,478	50,188
WebMD Health Corp.*	7,014	179,418
XO Group, Inc.*	1,707	16,029
Yelp, Inc.*	9,400	252,766
Zillow, Inc.*	105	3,737
Zix Corp.*	7,346	21,377

		10,968,161

IT Services (3.1%)
Alliance Data Systems Corp.*	6,076	765,333
Booz Allen Hamilton Holding Corp.	1,311	22,326
Broadridge Financial Solutions, Inc.	13,821	330,460
CACI International, Inc., Class A*	208	12,956
Cardtronics, Inc.*	5,142	134,978
Cass Information Systems, Inc.	1,104	44,105
CIBER, Inc.*	178,700	757,688
Computer Task Group, Inc.*	1,200	18,384
CSG Systems International, Inc.*	1,924	29,129
DST Systems, Inc.	579	31,399
Echo Global Logistics, Inc.*	59,487	957,741
EPAM Systems, Inc.*	321	6,587
ExlService Holdings, Inc.*	2,029	55,676
FleetCor Technologies, Inc.*	1,738	67,382
Forrester Research, Inc.	1,736	56,246
Gartner, Inc.*	26,010	1,109,066
Genpact Ltd.*	45,308	738,520
Global Payments, Inc.	9,526	452,199
Hackett Group, Inc.*	2,312	13,803
Heartland Payment Systems, Inc.	4,599	132,635
Higher One Holdings, Inc.*	54,109	808,930
iGATE Corp.*	3,637	60,956
Jack Henry & Associates, Inc.	10,288	351,027
Lender Processing Services, Inc.	10,295	267,670
Lionbridge Technologies, Inc.*	7,407	21,332
MAXIMUS, Inc.	4,111	167,194
MoneyGram International, Inc.*	1,185	21,330
NCI, Inc., Class A*	163	1,042
NeuStar, Inc., Class A*	8,026	298,968
PRGX Global, Inc.*	2,383	14,989
Sapient Corp.	82,299	1,024,623
ServiceSource International, Inc.*	133,134	2,060,914
Syntel, Inc.	1,837	102,872
TeleTech Holdings, Inc.*	2,956	47,592
Teradata Corp.*	11,630	792,584
TNS, Inc.*	3,064	66,581
Unisys Corp.*	2,108	41,570
VeriFone Systems, Inc.*	53,026	2,750,459
Virtusa Corp.*	1,861	32,139
Wright Express Corp.*	4,594	297,370

		14,966,755

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	6,521	268,535

Semiconductors & Semiconductor Equipment (3.8%)
Amtech Systems, Inc.*	1,108	9,230
Applied Micro Circuits Corp.*	6,256	43,417
Atmel Corp.*	50,941	502,278
ATMI, Inc.*	202	4,707
AXT, Inc.*	1,686	10,706

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cabot Microelectronics Corp.	665	$25,855
Cavium, Inc.*	5,786	179,019
CEVA, Inc.*	2,749	62,430
Cirrus Logic, Inc.*	7,855	186,949
Cree, Inc.*	798	25,241
Cymer, Inc.*	17,217	860,850
Cypress Semiconductor Corp.*	62,883	982,861
Diodes, Inc.*	4,201	97,379
Entegris, Inc.*	5,276	49,278
Entropic Communications, Inc.*	10,045	58,562
Exar Corp.*	408	3,427
Fairchild Semiconductor International, Inc.*	62,338	916,369
Freescale Semiconductor Holdings I Ltd.*	3,189	49,079
GT Advanced Technologies, Inc.*	14,031	116,036
Hittite Microwave Corp.*	14,265	774,732
Inphi Corp.*	2,530	35,875
Integrated Device Technology, Inc.*	11,151	79,730
Intermolecular, Inc.*	685	4,254
International Rectifier Corp.*	26,853	619,499
Intersil Corp., Class A	7,396	82,835
IXYS Corp.*	1,823	24,064
Kopin Corp.*	3,140	12,780
Lattice Semiconductor Corp.*	4,225	27,167
LSI Corp.*	20,616	178,947
LTX-Credence Corp.*	3,317	23,849
MaxLinear, Inc., Class A*	1,955	10,889
Mellanox Technologies Ltd.*	26,440	1,105,985
MEMC Electronic Materials, Inc.*	16,167	58,363
Micrel, Inc.	5,933	60,873
Microsemi Corp.*	10,314	221,132
Mindspeed Technologies, Inc.*	2,278	14,511
MIPS Technologies, Inc.*	4,254	23,142
Monolithic Power Systems, Inc.*	2,773	54,545
MoSys, Inc.*	3,995	15,860
NVE Corp.*	579	30,687
OmniVision Technologies, Inc.*	4,872	97,440
ON Semiconductor Corp.*	52,884	476,485
PDF Solutions, Inc.*	2,703	22,786
Pericom Semiconductor Corp.*	344	2,783
PMC-Sierra, Inc.*	1,629	11,778
Power Integrations, Inc.	26,438	981,378
Rambus, Inc.*	11,694	75,426
RF Micro Devices, Inc.*	3,622	18,037
Rubicon Technology, Inc.*	2,168	22,612
Semtech Corp.*	82,359	2,343,937
Silicon Image, Inc.*	7,390	43,453
Silicon Laboratories, Inc.*	28,046	1,205,978
Skyworks Solutions, Inc.*	70,885	1,959,970
Teradyne, Inc.*	57,910	978,100
TriQuint Semiconductor, Inc.*	19,545	134,763
Ultra Clean Holdings, Inc.*	2,809	21,180
Ultratech, Inc.*	2,978	86,302
Veeco Instruments, Inc.*	3,392	97,011
Volterra Semiconductor Corp.*	37,821	1,301,610
Xilinx, Inc.	20,620	751,187

		18,275,608

Software (7.6%)
ACI Worldwide, Inc.*	4,065	163,698
Activision Blizzard, Inc.	65,810	843,684
Actuate Corp.*	4,148	26,049
Advent Software, Inc.*	41,395	1,059,712
American Software, Inc., Class A	2,700	23,166
ANSYS, Inc.*	10,929	710,604
Ariba, Inc.*	11,483	375,609
Aspen Technology, Inc.*	67,074	1,377,029
AVG Technologies N.V.*	699	10,450
Blackbaud, Inc.	5,307	176,352
Bottomline Technologies, Inc.*	57,467	1,605,628
BroadSoft, Inc.*	30,740	1,175,805
Cadence Design Systems, Inc.*	300,518	3,558,133
Callidus Software, Inc.*	3,690	28,819
CommVault Systems, Inc.*	23,631	1,173,043
Compuware Corp.*	19,030	174,886
Concur Technologies, Inc.*	24,491	1,405,294
Convio, Inc.*	1,482	22,926
Deltek, Inc.*	2,538	27,055
Digimarc Corp.*	773	21,598
Ebix, Inc.	2,358	54,611
Ellie Mae, Inc.*	1,017	11,350
EPIQ Systems, Inc.	283	3,424
FactSet Research Systems, Inc.	5,498	544,522
Fair Isaac Corp.	2,462	108,082
FalconStor Software, Inc.*	3,776	14,122
Fortinet, Inc.*	59,812	1,653,802
Glu Mobile, Inc.*	5,688	27,587
Guidance Software, Inc.*	1,503	16,608
Guidewire Software, Inc.*	10,773	331,593
Imperva, Inc.*	497	19,458
Informatica Corp.*	22,126	1,170,465
Interactive Intelligence Group, Inc.*	1,671	50,982
JDA Software Group, Inc.*	905	24,869
Jive Software, Inc.*	34,230	929,687
Kenexa Corp.*	3,130	97,781
Manhattan Associates, Inc.*	2,442	116,068
Mentor Graphics Corp.*	5,068	75,310
MICROS Systems, Inc.*	36,563	2,021,568
MicroStrategy, Inc., Class A*	5,957	833,980
Monotype Imaging Holdings, Inc.*	4,208	62,699
Motricity, Inc.*	4,306	4,737
NetScout Systems, Inc.*	4,429	90,086
NetSuite, Inc.*	3,402	171,087
Nuance Communications, Inc.*	28,383	726,037
OPNET Technologies, Inc.	1,698	49,242
Parametric Technology Corp.*	14,155	395,491
Pegasystems, Inc.	1,999	76,282
Progress Software Corp.*	39,975	944,209
PROS Holdings, Inc.*	2,548	47,648
QAD, Inc., Class A*	751	9,838
QAD, Inc., Class B*	116	1,521
QLIK Technologies, Inc.*	46,955	1,502,560
Quest Software, Inc.*	2,060	47,936
RealPage, Inc.*	3,610	69,204
Red Hat, Inc.*	14,550	871,399
Rovi Corp.*	13,431	437,179
Salesforce.com, Inc.*	10,100	1,560,551
SeaChange International, Inc.*	1,613	12,549
SolarWinds, Inc.*	26,037	1,006,330
Solera Holdings, Inc.	23,937	1,098,469
Sourcefire, Inc.*	3,392	163,257
SRS Labs, Inc.*	1,529	10,627
Synchronoss Technologies, Inc.*	28,959	924,371
Synopsys, Inc.*	1,187	36,393
Take-Two Interactive Software, Inc.*	8,786	135,173
Taleo Corp., Class A*	4,904	225,241
Tangoe, Inc.*	911	17,136
TeleCommunication Systems, Inc., Class A*	2,396	6,661
TeleNav, Inc.*	1,908	13,394

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
TIBCO Software, Inc.*	86,517	$2,638,768
TiVo, Inc.*	14,242	170,762
Tyler Technologies, Inc.*	3,561	136,778
Ultimate Software Group, Inc.*	3,065	224,603
VASCO Data Security International, Inc.*	3,156	34,053
Verint Systems, Inc.*	2,505	81,137
VirnetX Holding Corp.*	4,857	116,228
Wave Systems Corp., Class A*	9,703	18,048
Websense, Inc.*	4,471	94,293

		36,297,386

Total Information Technology		107,263,726

Materials (3.3%)
Chemicals (1.8%)
A. Schulman, Inc.	191	5,161
Airgas, Inc.	9,338	830,802
Albemarle Corp.	10,909	697,303
American Vanguard Corp.	438	9,500
Balchem Corp.	3,450	104,363
Calgon Carbon Corp.*	5,371	83,841
Chemtura Corp.*	7,070	120,049
Flotek Industries, Inc.*	5,932	71,303
FutureFuel Corp.	827	9,080
GSE Holding, Inc.*	678	8,902
H.B. Fuller Co.	408	13,395
Hawkins, Inc.	1,011	37,609
Huntsman Corp.	4,510	63,185
Innophos Holdings, Inc.	2,594	130,011
Innospec, Inc.*	2,514	76,375
International Flavors & Fragrances, Inc.	9,549	559,571
Intrepid Potash, Inc.*	6,246	151,965
KMG Chemicals, Inc.	774	13,971
Koppers Holdings, Inc.	2,452	94,549
Kraton Performance Polymers, Inc.*	3,301	87,708
Kronos Worldwide, Inc.	2,560	63,846
LSB Industries, Inc.*	2,197	85,507
Methanex Corp.	23,280	754,970
NewMarket Corp.	1,077	201,830
Olin Corp.	5,756	125,193
Omnova Solutions, Inc.*	5,282	35,654
PolyOne Corp.	65,854	948,298
Quaker Chemical Corp.	1,142	45,052
Rockwood Holdings, Inc.*	7,719	402,546
Scotts Miracle-Gro Co., Class A	4,396	238,087
Senomyx, Inc.*	4,857	13,308
Solutia, Inc.	60,688	1,695,623
TPC Group, Inc.*	1,005	44,431
Valspar Corp.	1,431	69,103
W.R. Grace & Co.*	7,865	454,597
Westlake Chemical Corp.	487	31,553
Zep, Inc.	2,653	38,203

		8,416,444

Construction Materials (0.1%)
Eagle Materials, Inc.	4,273	148,487
Martin Marietta Materials, Inc.	2,542	217,671
United States Lime & Minerals, Inc.*	48	2,875

		369,033

Containers & Packaging (0.7%)
AEP Industries, Inc.*	512	17,823
Ball Corp.	37,140	1,592,563
Crown Holdings, Inc.*	18,548	683,123
Graphic Packaging Holding Co.*	16,511	91,141
Myers Industries, Inc.	291	4,292
Packaging Corp. of America	10,936	323,596
Rock-Tenn Co., Class A	8,237	556,492
Silgan Holdings, Inc.	5,907	261,089

		3,530,119

Metals & Mining (0.7%)
AK Steel Holding Corp.	2,738	20,699
Allied Nevada Gold Corp.*	10,603	344,916
AMCOL International Corp.	2,881	84,961
Carpenter Technology Corp.	5,228	273,058
Coeur d’Alene Mines Corp.*	722	17,140
Compass Minerals International, Inc.	3,903	280,001
General Moly, Inc.*	8,174	27,383
Globe Specialty Metals, Inc.	7,487	111,332
Gold Resource Corp.	3,374	82,022
Golden Minerals Co.*	3,207	27,035
Handy & Harman Ltd.*	51	736
Haynes International, Inc.	1,119	70,889
Hecla Mining Co.	33,378	154,206
Horsehead Holding Corp.*	273	3,109
Kaiser Aluminum Corp.	823	38,895
Materion Corp.*	196	5,631
McEwen Mining, Inc.*	12,643	56,135
Metals USA Holdings Corp.*	1,419	20,448
Midway Gold Corp.*	9,856	14,094
Molycorp, Inc.*	16,483	557,620
Noranda Aluminum Holding Corp.	2,799	27,906
Paramount Gold and Silver Corp.*	13,597	30,729
Reliance Steel & Aluminum Co.	1,281	72,351
Revett Minerals, Inc.*	1,675	7,002
Royal Gold, Inc.	6,987	455,692
RTI International Metals, Inc.*	497	11,461
Schnitzer Steel Industries, Inc., Class A	726	28,964
Steel Dynamics, Inc.	18,979	275,955
Stillwater Mining Co.*	13,722	173,446
SunCoke Energy, Inc.*	4,045	57,479
Titanium Metals Corp.	5,394	73,143
U.S. Silica Holdings, Inc.*	825	17,275
Vista Gold Corp.*	1,377	4,324
Worthington Industries, Inc.	3,944	75,646

		3,501,683

Paper & Forest Products (0.0%)
Deltic Timber Corp.	1,285	81,328
Neenah Paper, Inc.	930	27,658

		108,986

Total Materials		15,926,265

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	7,177	30,143
AboveNet, Inc.*	2,770	229,356
Alaska Communications Systems Group, Inc.	1,145	3,527
Atlantic Tele-Network, Inc.	277	10,072
Boingo Wireless, Inc.*	518	6,268
Cbeyond, Inc.*	3,356	26,848
Cincinnati Bell, Inc.*	7,010	28,180
Cogent Communications Group, Inc.*	5,443	103,852
Consolidated Communications Holdings, Inc.	2,508	49,232
Fairpoint Communications, Inc.*	294	1,105
General Communication, Inc., Class A*	4,320	37,670
HickoryTech Corp.	1,575	16,286
IDT Corp., Class B	1,567	14,636

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
inContact, Inc.*	3,391	$18,922
Iridium Communications, Inc.*	602	5,274
Level 3 Communications, Inc.*	2,619	67,387
Lumos Networks Corp.	1,873	20,154
SureWest Communications	89	2,007
Towerstream Corp.*	4,831	22,947
tw telecom, Inc.*	73,796	1,635,319
Vonage Holdings Corp.*	7,268	16,062

		2,345,247

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	22,524	51,355
Leap Wireless International, Inc.*	1,564	13,654
MetroPCS Communications, Inc.*	80,509	726,191
NTELOS Holdings Corp.	1,773	36,701
SBA Communications Corp., Class A*	13,475	684,665
Shenandoah Telecommunications Co.	2,889	32,212

		1,544,778

Total Telecommunication Services		3,890,025

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,099	469,257
Otter Tail Corp.	230	4,991

		474,248

Gas Utilities (0.0%)
National Fuel Gas Co.	1,429	68,763
South Jersey Industries, Inc.	644	32,226

		100,989

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	1,037	14,352
Genie Energy Ltd., Class B	1,567	15,153

		29,505

Water Utilities (0.0%)
Aqua America, Inc.	1,739	38,763

Total Utilities		643,505

Total Common Stocks (84.9%) (Cost $296,268,928)		406,476,127

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	1,376	—

Total Investments (84.9%) (Cost $296,268,928)		406,476,127
Other Assets Less Liabilities (15.1%)		72,354,726

Net Assets (100%)		$478,830,853

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	128	June-12	$6,643,079	$7,041,920	$398,841
Russell 2000 Mini Index	256	June-12	20,250,063	21,189,120	939,057
S&P Mid Cap 400 E-Mini Index	430	June-12	41,304,210	42,668,900	1,364,690

					$2,702,588

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$71,905,338	$—	$—	$71,905,338
Consumer Staples	10,248,070	—	—	10,248,070
Energy	30,948,692	417,074	—	31,365,766
Financials	27,885,611	628,033	—	28,513,644
Health Care	63,537,167	—	—	63,537,167
Industrials	73,182,621	—	—	73,182,621
Information Technology	106,811,527	—	452,199	107,263,726
Materials	15,926,265	—	—	15,926,265
Telecommunication Services	3,890,025	—	—	3,890,025
Utilities	643,505	—	—	643,505
Futures	2,702,588	—	—	2,702,588
Warrants
Energy	—	—	—	—

Total Assets	$407,681,409	$1,045,107	$452,199	$409,178,715

Total Liabilities	$—	$—	$—	$—

Total	$407,681,409	$1,045,107	$452,199	$409,178,715

(a)	A Security with a market value of $240,974 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $96,107 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	1,080
Purchases	—
Sales	(18,275)
Issuances	—
Settlements	—
Transfers into Level 3	469,394
Transfers out of Level 3	—

Balance as of 3/31/12	$452,199

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$2,932

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$452,199	Last Traded Price	Absence of Contrary Information(a)	Not Applicable
	$452,199

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,564,196
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$69,109,539

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,340,847
Aggregate gross unrealized depreciation	(15,387,850)

Net unrealized appreciation	$105,952,997

Federal income tax cost of investments	$300,523,130

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	6,534	$76,513
Autoliv, Inc.	11,006	737,952
Dana Holding Corp.	1,098	17,019
Drew Industries, Inc.*	1,424	38,889
Exide Technologies, Inc.*	7,220	22,599
Federal-Mogul Corp.*	2,416	41,579
Fuel Systems Solutions, Inc.*	2,063	53,968
Lear Corp.	12,979	603,394
Modine Manufacturing Co.*	5,830	51,479
Motorcar Parts of America, Inc.*	1,418	13,641
Shiloh Industries, Inc.	533	5,080
Spartan Motors, Inc.	4,100	21,689
Standard Motor Products, Inc.	2,402	42,611
Superior Industries International, Inc.	2,883	56,334
TRW Automotive Holdings Corp.*	12,580	584,341
Visteon Corp.*	47,954	2,541,562

		4,908,650

Automobiles (0.0%)
Thor Industries, Inc.	5,182	163,544

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,199	49,087
VOXX International Corp.*	2,228	30,212
Weyco Group, Inc.	899	21,306

		100,605

Diversified Consumer Services (0.6%)
Archipelago Learning, Inc.*	682	7,584
Ascent Capital Group, Inc., Class A*	1,776	83,987
Cambium Learning Group, Inc.*	1,725	4,571
Career Education Corp.*	6,695	53,962
Corinthian Colleges, Inc.*	9,729	40,278
DeVry, Inc.	1,605	54,361
Education Management Corp.*	4,779	65,425
Hillenbrand, Inc.	59,970	1,376,312
Lincoln Educational Services Corp.	2,774	21,942
Mac-Gray Corp.	1,457	22,044
Matthews International Corp., Class A	2,208	69,861
Regis Corp.	7,117	131,166
School Specialty, Inc.*	1,953	6,914
Service Corp. International	27,386	308,366
Steiner Leisure Ltd.*	25,130	1,227,098
Stewart Enterprises, Inc., Class A	9,427	57,222

		3,531,093

Hotels, Restaurants & Leisure (1.4%)
Ambassadors Group, Inc.	1,616	8,646
Bally Technologies, Inc.*	357	16,690
Benihana, Inc.	1,775	23,164
Biglari Holdings, Inc.*	136	54,788
Bob Evans Farms, Inc.	3,764	141,978
Boyd Gaming Corp.*	6,812	53,406
Brinker International, Inc.	773	21,296
Caesars Entertainment Corp.*	3,177	46,829
Caribou Coffee Co., Inc.*	836	15,583
Cedar Fair LP	66,600	1,970,694
Choice Hotels International, Inc.	3,250	121,355
Churchill Downs, Inc.	1,140	63,726
Cracker Barrel Old Country Store, Inc.	153	8,537
Denny’s Corp.*	3,306	13,356
Domino’s Pizza, Inc.	4,460	161,898
Dunkin’ Brands Group, Inc.	419	12,616
Einstein Noah Restaurant Group, Inc.	134	1,999
Gaylord Entertainment Co.*	4,414	135,951
International Speedway Corp., Class A	3,642	101,066
Isle of Capri Casinos, Inc.*	2,637	18,617
Jack in the Box, Inc.*	5,129	122,942
Life Time Fitness, Inc.*	490	24,779
Luby’s, Inc.*	2,430	14,750
Marcus Corp.	2,476	31,074
Monarch Casino & Resort, Inc.*	1,045	10,764
Morgans Hotel Group Co.*	1,657	8,202
Multimedia Games Holding Co., Inc.*	3,385	37,100
O’Charleys, Inc.*	2,211	21,756
Orient-Express Hotels Ltd., Class A*	11,755	119,901
P.F. Chang’s China Bistro, Inc.	253	9,999
Penn National Gaming, Inc.*	8,364	359,485
Pinnacle Entertainment, Inc.*	7,224	83,148
Red Lion Hotels Corp.*	1,791	14,704
Red Robin Gourmet Burgers, Inc.*	186	6,917
Ruby Tuesday, Inc.*	8,110	74,044
Ruth’s Hospitality Group, Inc.*	3,536	26,838
Scientific Games Corp., Class A*	3,421	39,889
Shuffle Master, Inc.*	1,244	21,895
Speedway Motorsports, Inc.	1,477	27,590
Texas Roadhouse, Inc.	541	9,002
Town Sports International Holdings, Inc.*	1,376	17,379
Vail Resorts, Inc.	943	40,785
Wendy’s Co.	591,803	2,964,933
WMS Industries, Inc.*	7,049	167,273
Wyndham Worldwide Corp.	17,996	836,994

		8,084,338

Household Durables (1.0%)
American Greetings Corp., Class A	4,418	67,772
Beazer Homes USA, Inc.*	9,604	31,213
Blyth, Inc.	635	47,517
Cavco Industries, Inc.*	821	38,242
CSS Industries, Inc.	1,023	19,908
D.R. Horton, Inc.	34,466	522,849
Ethan Allen Interiors, Inc.	1,923	48,690
Furniture Brands International, Inc.*	5,145	8,644
Harman International Industries, Inc.	2,926	136,966
Helen of Troy Ltd.*	3,829	130,224
Hovnanian Enterprises, Inc., Class A*	7,674	18,801
Jarden Corp.	11,285	453,996
KB Home	9,577	85,235
La-Z-Boy, Inc.*	6,338	94,817
Leggett & Platt, Inc.	54,218	1,247,556
Lennar Corp., Class A	19,745	536,669
Lifetime Brands, Inc.	1,089	12,240
M.D.C. Holdings, Inc.	4,638	119,614
M/I Homes, Inc.*	2,227	27,526
Meritage Homes Corp.*	3,444	93,195
Mohawk Industries, Inc.*	7,007	466,036
NVR, Inc.*	618	448,872
PulteGroup, Inc.*	42,085	372,452
Ryland Group, Inc.	5,515	106,329
Sealy Corp.*	6,468	13,065
Skullcandy, Inc.*	790	12,506
Skyline Corp.	931	7,122
Standard Pacific Corp.*	13,138	58,596
Toll Brothers, Inc.*	18,092	434,027
Universal Electronics, Inc.*	1,117	22,318

		5,682,997

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	3,372	10,217
HomeAway, Inc.*	430	10,909

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Orbitz Worldwide, Inc.*	2,543	$7,756
Valuevision Media, Inc., Class A*	963	1,994

		30,876

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	1,507	64,545
Black Diamond, Inc.*	2,334	21,613
Callaway Golf Co.	147,103	994,416
JAKKS Pacific, Inc.	3,297	57,533
Johnson Outdoors, Inc., Class A*	617	11,785
Leapfrog Enterprises, Inc.*	5,072	42,402
Marine Products Corp.	581	3,457
Smith & Wesson Holding Corp.*	4,994	38,703
Steinway Musical Instruments, Inc.*	781	19,525
Summer Infant, Inc.*	1,516	9,096

		1,263,075

Media (1.2%)
AH Belo Corp., Class A	2,211	10,812
Belo Corp., Class A	8,094	58,034
Central European Media Enterprises Ltd., Class A*	4,590	32,589
Cinemark Holdings, Inc.	1,092	23,969
Clear Channel Outdoor Holdings, Inc., Class A*	5,020	40,060
Crown Media Holdings, Inc., Class A*	3,567	5,671
Cumulus Media, Inc., Class A*	3,839	13,398
Dial Global, Inc.*	722	1,682
Digital Generation, Inc.*	791	8,076
DreamWorks Animation SKG, Inc., Class A*	8,851	163,301
Entercom Communications Corp., Class A*	2,972	19,288
Entravision Communications Corp., Class A	2,346	4,012
EW Scripps Co., Class A*	3,891	38,404
Fisher Communications, Inc.*	1,078	33,116
Gannett Co., Inc.	287,664	4,409,889
Gray Television, Inc.*	6,015	11,368
Harte-Hanks, Inc.	5,439	49,223
Interpublic Group of Cos., Inc.	35,635	406,595
Journal Communications, Inc., Class A*	5,247	29,541
Knology, Inc.*	213	3,877
Lamar Advertising Co., Class A*	5,016	162,569
LIN TV Corp., Class A*	3,158	12,790
Live Nation Entertainment, Inc.*	17,487	164,378
Madison Square Garden Co., Class A*	7,432	254,174
Martha Stewart Living Omnimedia, Inc., Class A	3,342	12,733
McClatchy Co., Class A*	7,090	20,490
Meredith Corp.	4,496	145,940
New York Times Co., Class A*	17,059	115,831
Nexstar Broadcasting Group, Inc., Class A*	1,032	8,576
Outdoor Channel Holdings, Inc.	1,660	12,135
Pandora Media, Inc.*	898	9,169
Regal Entertainment Group, Class A	6,634	90,222
Saga Communications, Inc., Class A*	420	15,036
Scholastic Corp.	3,296	116,283
Sinclair Broadcast Group, Inc., Class A	5,776	63,883
Washington Post Co., Class B	613	228,998
World Wrestling Entertainment, Inc., Class A	359	3,184

		6,799,296

Multiline Retail (0.1%)
Big Lots, Inc.*	5,302	228,092
Bon-Ton Stores, Inc.	1,474	13,620
Dillard’s, Inc., Class A	3,841	242,060
Fred’s, Inc., Class A	4,596	67,147
Saks, Inc.*	14,227	165,175
Tuesday Morning Corp.*	5,315	20,410

		736,504

Specialty Retail (1.5%)
Aaron’s, Inc.	22,668	587,101
Abercrombie & Fitch Co., Class A	1,497	74,266
American Eagle Outfitters, Inc.	24,031	413,093
America’s Car-Mart, Inc.*	511	22,474
Asbury Automotive Group, Inc.*	3,598	97,146
AutoNation, Inc.*	2,155	73,938
Barnes & Noble, Inc.*	3,634	48,151
bebe stores, Inc.	4,792	44,230
Best Buy Co., Inc.	73,248	1,734,513
Big 5 Sporting Goods Corp.	2,632	20,635
Brown Shoe Co., Inc.	5,279	48,725
Build-A-Bear Workshop, Inc.*	1,761	9,245
Cabela’s, Inc.*	5,330	203,340
CarMax, Inc.*	23,256	805,820
Casual Male Retail Group, Inc.*	5,031	16,904
Charming Shoppes, Inc.*	14,195	83,751
Chico’s FAS, Inc.	7,214	108,931
Children’s Place Retail Stores, Inc.*	3,024	156,250
Christopher & Banks Corp.	4,368	8,124
Citi Trends, Inc.*	1,855	21,258
Coldwater Creek, Inc.*	9,140	10,602
Collective Brands, Inc.*	7,570	148,826
Conn’s, Inc.*	1,683	25,834
Cost Plus, Inc.*	815	14,589
DSW, Inc., Class A	208	11,392
Finish Line, Inc., Class A	4,474	94,938
Foot Locker, Inc.	19,080	592,434
Francesca’s Holdings Corp.*	822	25,983
GameStop Corp., Class A	17,418	380,409
Genesco, Inc.*	2,622	187,866
Group 1 Automotive, Inc.	2,795	156,995
Haverty Furniture Cos., Inc.	2,272	25,219
hhgregg, Inc.*	2,051	23,340
HOT Topic, Inc.	5,245	53,237
Kirkland’s, Inc.*	1,931	31,244
Lithia Motors, Inc., Class A	2,688	70,426
MarineMax, Inc.*	2,810	23,126
Mattress Firm Holding Corp.*	469	17,775
Men’s Wearhouse, Inc.	5,266	204,163
New York & Co., Inc.*	3,268	12,190
Office Depot, Inc.*	34,041	117,441
OfficeMax, Inc.*	10,716	61,296
Pacific Sunwear of California, Inc.*	6,080	10,701
Penske Automotive Group, Inc.	5,527	136,130
PEP Boys-Manny, Moe & Jack	6,531	97,443
Pier 1 Imports, Inc.*	8,277	150,476
RadioShack Corp.	12,352	76,829
Rent-A-Center, Inc.	7,246	273,537
Sally Beauty Holdings, Inc.*	828	20,534
Select Comfort Corp.*	875	28,341
Shoe Carnival, Inc.*	1,155	37,214
Signet Jewelers Ltd.	10,724	507,031
Sonic Automotive, Inc., Class A	4,987	89,317
Stage Stores, Inc.	3,837	62,313
Stein Mart, Inc.*	3,324	21,938
Systemax, Inc.*	1,225	20,654

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Talbots, Inc.*	8,799	$26,661
Teavana Holdings, Inc.*	600	11,832
West Marine, Inc.*	1,805	21,624
Wet Seal, Inc., Class A*	11,224	38,723
Williams-Sonoma, Inc.	6,199	232,339
Zale Corp.*	3,932	12,150

		8,743,007

Textiles, Apparel & Luxury Goods (0.4%)
Carter’s, Inc.*	808	40,214
Cherokee, Inc.	208	2,369
Columbia Sportswear Co.	498	23,630
Delta Apparel, Inc.*	740	12,158
Hanesbrands, Inc.*	24,940	736,728
Iconix Brand Group, Inc.*	8,949	155,534
Jones Group, Inc.	10,055	126,291
Kenneth Cole Productions, Inc., Class A*	603	9,708
K-Swiss, Inc., Class A*	109,214	447,777
Liz Claiborne, Inc.*	11,135	148,764
Movado Group, Inc.	2,111	51,825
Perry Ellis International, Inc.*	1,440	26,885
PVH Corp.	6,268	559,920
Quiksilver, Inc.*	16,088	64,996
R.G. Barry Corp.	997	12,163
Skechers U.S.A., Inc., Class A*	4,685	59,593
Unifi, Inc.*	1,781	17,205
Warnaco Group, Inc.*	791	46,194

		2,541,954

Total Consumer Discretionary		42,585,939

Consumer Staples (4.1%)
Beverages (0.8%)
Central European Distribution Corp.*	409,060	2,090,297
Constellation Brands, Inc., Class A*	20,998	495,343
Craft Brew Alliance, Inc.*	733	5,615
MGP Ingredients, Inc.	1,366	7,349
Molson Coors Brewing Co., Class B	49,749	2,251,142
Primo Water Corp.*	476	928

		4,850,674

Food & Staples Retailing (0.6%)
Andersons, Inc.	2,284	111,208
Arden Group, Inc., Class A	57	5,181
Chefs’ Warehouse, Inc.*	528	12,218
Ingles Markets, Inc., Class A	1,594	28,118
Kroger Co.	71,710	1,737,533
Nash Finch Co.	1,473	41,863
Pantry, Inc.*	2,580	33,566
Rite Aid Corp.*	66,883	116,376
Roundy’s, Inc.*	1,481	15,847
Ruddick Corp.	23,373	937,257
Spartan Stores, Inc.	2,741	49,667
SUPERVALU, Inc.	26,067	148,843
Susser Holdings Corp.*	1,163	29,854
Village Super Market, Inc., Class A	802	25,335
Weis Markets, Inc.	1,378	60,081

		3,352,947

Food Products (2.1%)
Alico, Inc.	238	5,500
B&G Foods, Inc.	49,985	1,125,162
Cal-Maine Foods, Inc.	1,669	63,856
Chiquita Brands International, Inc.*	5,699	50,094
ConAgra Foods, Inc.	142,160	3,733,122
Corn Products International, Inc.	1,812	104,462
Cresud S.A.C.I.F. y A. (ADR)	61,610	759,035
Dean Foods Co.*	94,286	1,141,803
Dole Food Co., Inc.*	3,655	36,477
Farmer Bros Co.*	802	8,734
Flowers Foods, Inc.	91,815	1,870,272
Fresh Del Monte Produce, Inc.	56,643	1,293,726
Griffin Land & Nurseries, Inc.	311	8,214
Hain Celestial Group, Inc.*	3,338	146,238
Imperial Sugar Co.	1,546	7,251
Omega Protein Corp.*	2,121	16,141
Pilgrim’s Pride Corp.*	7,521	56,107
Post Holdings, Inc.*	3,396	111,830
Ralcorp Holdings, Inc.*	6,792	503,219
Sanderson Farms, Inc.	2,713	143,870
Seneca Foods Corp., Class A*	1,125	29,632
Smart Balance, Inc.*	3,774	24,946
Smithfield Foods, Inc.*	20,449	450,491
Snyders-Lance, Inc.	5,802	149,982
Tootsie Roll Industries, Inc.	234	5,357
TreeHouse Foods, Inc.*	1,805	107,397

		11,952,918

Household Products (0.6%)
Central Garden & Pet Co., Class A*	5,228	50,346
Church & Dwight Co., Inc.	7,403	364,154
Energizer Holdings, Inc.*	43,056	3,193,894
Harbinger Group, Inc.*	940	4,869
Oil-Dri Corp. of America	532	11,326
Spectrum Brands Holdings, Inc.*	403	14,089

		3,638,678

Personal Products (0.0%)
Elizabeth Arden, Inc.*	547	19,134
Nutraceutical International Corp.*	1,151	16,758
Prestige Brands Holdings, Inc.*	6,227	108,848
Revlon, Inc., Class A*	1,287	22,201
Schiff Nutrition International, Inc.*	1,000	12,290

		179,231

Tobacco (0.0%)
Alliance One International, Inc.*	10,609	39,996
Star Scientific, Inc.*	1,438	4,716
Universal Corp.	2,872	133,835
Vector Group Ltd.	1,951	34,572

		213,119

Total Consumer Staples		24,187,567

Energy (7.7%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	4,960	222,654
Bristow Group, Inc.	12,691	605,741
C&J Energy Services, Inc.*	690	12,275
Cal Dive International, Inc.*	4,615	15,229
Dawson Geophysical Co.*	722	24,801
Exterran Holdings, Inc.*	77,037	1,016,118
Gulf Island Fabrication, Inc.	1,527	44,695
Gulfmark Offshore, Inc., Class A*	2,425	111,453
Heckmann Corp.*	6,256	26,963
Helix Energy Solutions Group, Inc.*	13,032	231,970
Helmerich & Payne, Inc.	869	46,883
Hercules Offshore, Inc.*	16,210	76,673
Hornbeck Offshore Services, Inc.*	3,791	159,336
Key Energy Services, Inc.*	1,624	25,091
Matrix Service Co.*	2,817	39,466
Mitcham Industries, Inc.*	723	16,239
Natural Gas Services Group, Inc.*	1,566	20,671
Newpark Resources, Inc.*	10,514	86,110
Oil States International, Inc.*	1,011	78,919
Parker Drilling Co.*	14,565	86,953
Patterson-UTI Energy, Inc.	16,885	291,942

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
PHI, Inc. (Non-Voting)*	1,616	$37,410
Pioneer Drilling Co.*	1,690	14,872
Rowan Cos., Inc.*	13,096	431,251
SEACOR Holdings, Inc.*	2,659	254,679
Solar Cayman Ltd.(b)*§†	141,300	14,130
Tesco Corp.*	725	10,288
TETRA Technologies, Inc.*	8,456	79,656
Tidewater, Inc.	5,960	321,959
Transocean Ltd.	12,469	682,054
Union Drilling, Inc.*	2,000	11,120
Unit Corp.*	5,146	220,043
Vantage Drilling Co.*	21,978	35,165
Willbros Group, Inc.*	3,984	12,908

		5,365,717

Oil, Gas & Consumable Fuels (6.8%)
Alon USA Energy, Inc.	327	2,959
Approach Resources, Inc.*	908	33,551
Arch Coal, Inc.	246,611	2,641,204
Berry Petroleum Co., Class A	27,060	1,275,338
Bill Barrett Corp.*	5,357	139,336
Bonanza Creek Energy, Inc.*	449	9,811
BPZ Resources, Inc.*	9,561	38,531
CAMAC Energy, Inc.*	6,838	6,838
Cameco Corp.	145,288	3,122,239
Ceres, Inc.*	311	4,973
Chesapeake Energy Corp.	110,243	2,554,330
Cimarex Energy Co.	30,335	2,289,382
Cloud Peak Energy, Inc.*	6,009	95,723
Cobalt International Energy, Inc.*	976	29,309
Comstock Resources, Inc.*	5,878	93,049
Consol Energy, Inc.	35,481	1,209,902
Crimson Exploration, Inc.*	2,802	11,628
Crosstex Energy, Inc.	583	8,244
Delek U.S. Holdings, Inc.	1,788	27,732
Denbury Resources, Inc.*	135,900	2,477,457
DHT Holdings, Inc.	8,310	7,978
Endeavour International Corp.*	4,546	53,870
Energen Corp.	31,031	1,525,174
Energy Partners Ltd.*	3,572	59,331
EXCO Resources, Inc.	1,505	9,978
Forest Oil Corp.*	22,678	274,857
Frontline Ltd.	6,403	49,239
Gastar Exploration Ltd.*	7,075	21,154
GeoResources, Inc.*	1,502	49,175
GMX Resources, Inc.*	5,216	6,624
Green Plains Renewable Energy, Inc.*	2,063	22,260
Harvest Natural Resources, Inc.*	4,256	30,132
James River Coal Co.*	4,402	22,538
KiOR, Inc., Class A*	572	7,648
Knightsbridge Tankers Ltd.	2,816	40,494
L&L Energy, Inc.*	2,749	6,735
Laredo Petroleum Holdings, Inc.*	906	21,237
Lone Pine Resources, Inc.*	12,016	78,104
Matador Resources Co.*	621	6,800
Miller Energy Resources, Inc.*	3,734	15,757
Nexen, Inc.	132,885	2,438,440
Noble Energy, Inc.	38,405	3,755,241
Nordic American Tankers Ltd.	6,561	104,189
Overseas Shipholding Group, Inc.	3,289	41,540
Patriot Coal Corp.*	782	4,880
Peabody Energy Corp.	33,287	963,991
Penn Virginia Corp.	5,671	25,803
Petrobras Argentina S.A. (ADR)	26,226	353,002
Petroleum Development Corp.*	2,897	107,450
PetroQuest Energy, Inc.*	5,436	33,377
Plains Exploration & Production Co.*	121,802	5,194,855
QEP Resources, Inc.	105,000	3,202,500
Quicksilver Resources, Inc.*	13,708	69,088
Renewable Energy Group, Inc.*	389	4,030
REX American Resources Corp.*	743	22,810
Rex Energy Corp.*	666	7,113
Sanchez Energy Corp.*	449	10,080
Scorpio Tankers, Inc.*	3,678	25,967
SemGroup Corp., Class A*	5,129	149,459
Ship Finance International Ltd.	5,649	86,430
SM Energy Co.	1,493	105,660
Solazyme, Inc.*	308	4,506
Southwestern Energy Co.*	27,635	845,631
Swift Energy Co.*	5,202	151,014
Talisman Energy, Inc.	99,446	1,253,020
Teekay Corp.	5,119	177,885
Teekay Tankers Ltd., Class A	6,543	39,716
Tesoro Corp.*	17,726	475,766
Triangle Petroleum Corp.*	2,685	18,526
Ur-Energy, Inc.*	2,288	2,791
USEC, Inc.*	14,589	15,464
VAALCO Energy, Inc.*	5,579	52,722
Venoco, Inc.*	2,782	30,157
Voyager Oil & Gas, Inc.*	1,442	3,504
Warren Resources, Inc.*	7,629	24,871
Western Refining, Inc.	424	7,980
Westmoreland Coal Co.*	833	9,305
Whiting Petroleum Corp.*	23,905	1,298,042
World Fuel Services Corp.	3,788	155,308

		39,652,734

Total Energy		45,018,451

Financials (19.8%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	1,833	204,948
American Capital Ltd.*	40,565	351,699
Apollo Investment Corp.	24,216	173,629
Ares Capital Corp.	27,399	447,974
Arlington Asset Investment Corp., Class A	989	21,956
Artio Global Investors, Inc.	533	2,542
BlackRock Kelso Capital Corp.	7,984	78,403
Calamos Asset Management, Inc., Class A	2,303	30,192
Capital Southwest Corp.	364	34,416
CIFC Corp.*	1,316	8,159
Cohen & Steers, Inc.	400	12,760
Cowen Group, Inc., Class A*	8,138	22,054
Daiwa Securities Group, Inc. (ADR)	324,880	1,273,530
E*TRADE Financial Corp.*	30,909	338,454
Edelman Financial Group, Inc.	2,497	16,505
FBR & Co.*	5,348	13,744
Federated Investors, Inc., Class B	2,124	47,599
Fidus Investment Corp.	522	7,313
Fifth Street Finance Corp.	10,266	100,196
FXCM, Inc., Class A	2,137	27,760
GAMCO Investors, Inc., Class A	301	14,933
GFI Group, Inc.	8,574	32,238
Gladstone Capital Corp.	2,697	21,873
Gladstone Investment Corp.	2,712	20,530
Gleacher & Co., Inc.*	9,577	13,025
Golub Capital BDC, Inc.	1,491	22,768
Harris & Harris Group, Inc.*	3,633	15,077
Hercules Technology Growth Capital, Inc.	6,112	67,721

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
ICG Group, Inc.*	4,272	$38,234
INTL FCStone, Inc.*	1,609	33,950
Investment Technology Group, Inc.*	4,838	57,862
Janus Capital Group, Inc.	22,967	204,636
Jefferies Group, Inc.	16,663	313,931
JMP Group, Inc.	1,902	14,037
KBW, Inc.	4,070	75,295
Knight Capital Group, Inc., Class A*	12,396	159,536
Kohlberg Capital Corp.	2,462	17,012
LPL Investment Holdings, Inc.*	638	24,206
Main Street Capital Corp.	2,858	70,393
Manning & Napier, Inc.*	1,198	17,611
MCG Capital Corp.	9,700	41,225
Medallion Financial Corp.	2,047	22,845
Medley Capital Corp.	1,322	14,899
MVC Capital, Inc.	3,004	39,442
New Mountain Finance Corp.	904	12,421
NGP Capital Resources Co.	2,849	18,661
Northern Trust Corp.	8,336	395,543
Oppenheimer Holdings, Inc., Class A	1,324	22,971
PennantPark Investment Corp.	6,847	71,209
Piper Jaffray Cos., Inc.*	1,931	51,403
Prospect Capital Corp.	15,127	166,094
Raymond James Financial, Inc.	13,506	493,374
Safeguard Scientifics, Inc.*	2,494	42,897
Solar Capital Ltd.	4,590	101,301
Solar Senior Capital Ltd.	934	15,047
Stifel Financial Corp.*	3,973	150,338
SWS Group, Inc.	3,788	21,667
TICC Capital Corp.	4,733	46,099
Triangle Capital Corp.	3,388	66,913
Virtus Investment Partners, Inc.*	54	4,632
Walter Investment Management Corp.	209,629	4,727,134

		10,974,816

Commercial Banks (4.1%)
1st Source Corp.	1,912	46,787
1st United Bancorp, Inc./Florida*	3,303	19,983
Alliance Financial Corp./New York	618	18,732
Ameris Bancorp*	2,994	39,341
Ames National Corp.	1,017	24,205
Arrow Financial Corp.	1,174	28,646
Associated Banc-Corp	21,299	297,334
BancFirst Corp.	857	37,331
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,492	73,716
Bancorp, Inc./Delaware*	3,599	36,134
BancorpSouth, Inc.	11,670	157,195
Bank of Hawaii Corp.	5,887	284,636
Bank of Kentucky Financial Corp.	721	18,551
Bank of Marin Bancorp/California	629	23,908
Bank of the Ozarks, Inc.	2,961	92,561
Banner Corp.	2,151	47,387
BBCN Bancorp, Inc.*	9,142	101,750
BOK Financial Corp.	3,157	177,676
Boston Private Financial Holdings, Inc.	9,580	94,938
Bridge Bancorp, Inc.	512	10,737
Bridge Capital Holdings*	1,146	15,425
Bryn Mawr Bank Corp.	1,112	24,953
Camden National Corp.	980	34,447
Capital Bank Corp.*	1,488	3,333
Capital City Bank Group, Inc.	1,376	10,251
CapitalSource, Inc.	29,865	197,109
Cardinal Financial Corp.	3,597	40,646
Cascade Bancorp*	681	3,868
Cathay General Bancorp	9,754	172,646
Center Bancorp, Inc.	1,480	14,844
Centerstate Banks, Inc.	3,600	29,376
Central Pacific Financial Corp.*	1,817	23,530
Century Bancorp, Inc./Massachusetts, Class A	414	11,302
Chemical Financial Corp.	3,471	81,360
Citizens & Northern Corp.	1,531	30,620
City Holding Co.	1,898	65,899
City National Corp./California	5,734	300,863
CNB Financial Corp./Pennsylvania	1,562	26,101
CoBiz Financial, Inc.	4,112	29,072
Columbia Banking System, Inc.	4,885	111,280
Commerce Bancshares, Inc./Missouri	9,578	388,101
Community Bank System, Inc.	4,811	138,461
Community Trust Bancorp, Inc.	1,752	56,187
Cullen/Frost Bankers, Inc.	6,574	382,541
CVB Financial Corp.	11,106	130,384
Eagle Bancorp, Inc.*	2,062	34,518
East West Bancorp, Inc.	18,339	423,448
Encore Bancshares, Inc.*	1,030	20,981
Enterprise Bancorp, Inc./Massachusetts	734	12,067
Enterprise Financial Services Corp.	1,632	19,160
F.N.B. Corp./Pennsylvania	16,799	202,932
Financial Institutions, Inc.	1,731	27,990
First Bancorp, Inc./Maine	1,174	17,410
First Bancorp/North Carolina	1,884	20,592
First Busey Corp.	9,389	46,382
First Citizens BancShares, Inc./North Carolina, Class A	673	122,950
First Commonwealth Financial Corp.	13,003	79,578
First Community Bancshares, Inc./Virginia	1,972	26,346
First Connecticut Bancorp, Inc./Connecticut	2,213	29,190
First Financial Bancorp	7,246	125,356
First Financial Bankshares, Inc.	2,173	76,511
First Financial Corp./Indiana	1,404	44,577
First Horizon National Corp.	32,520	337,558
First Interstate Bancsystem, Inc.	1,995	29,167
First Merchants Corp.	3,113	38,414
First Midwest Bancorp, Inc./Illinois	9,177	109,940
First Niagara Financial Group, Inc.	211,664	2,082,774
First of Long Island Corp.	988	26,182
First Republic Bank/California*	26,749	881,112
FirstMerit Corp.	13,519	227,930
Fulton Financial Corp.	24,602	258,321
German American Bancorp, Inc.	1,559	30,291
Glacier Bancorp, Inc.	8,973	134,057
Great Southern Bancorp, Inc.	1,287	30,888
Hancock Holding Co.	9,446	335,427
Hanmi Financial Corp.*	3,846	38,922
Heartland Financial USA, Inc.	1,630	28,264
Heritage Commerce Corp.*	2,376	15,278
Heritage Financial Corp./Washington	1,925	26,180
Home Bancshares, Inc./Arkansas	2,795	74,375
Hudson Valley Holding Corp.	2,002	32,292
Huntington Bancshares, Inc./Ohio	238,478	1,538,183
IBERIABANK Corp.	3,650	195,166
Independent Bank Corp./Massachusetts	2,659	76,393
International Bancshares Corp.	6,609	139,780
Investors Bancorp, Inc.*	4,913	73,793
Lakeland Bancorp, Inc.	2,873	28,296

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	1,983	$51,618
MainSource Financial Group, Inc.	2,418	29,137
MB Financial, Inc.	6,695	140,528
Merchants Bancshares, Inc.	595	16,767
Metro Bancorp, Inc.*	1,717	20,072
MidSouth Bancorp, Inc.	954	12,974
National Bankshares, Inc./Virginia	907	27,301
National Penn Bancshares, Inc.	122,677	1,085,691
NBT Bancorp, Inc.	4,273	94,348
Old National Bancorp/Indiana	11,668	153,318
OmniAmerican Bancorp, Inc.*	1,398	27,065
Oriental Financial Group, Inc.	5,150	62,315
Orrstown Financial Services, Inc.	835	7,323
Pacific Capital Bancorp N.A.*	527	24,037
Pacific Continental Corp.	2,230	21,007
PacWest Bancorp	3,694	89,764
Park National Corp.	1,612	111,502
Park Sterling Corp.*	3,909	18,763
Penns Woods Bancorp, Inc.	499	20,399
Peoples Bancorp, Inc./Ohio	1,317	23,100
Pinnacle Financial Partners, Inc.*	4,234	77,694
Popular, Inc.*	1,985,675	4,070,634
PrivateBancorp, Inc.	7,467	113,274
Prosperity Bancshares, Inc.	5,795	265,411
Renasant Corp.	3,198	52,063
Republic Bancorp, Inc./Kentucky, Class A	1,216	29,087
S&T Bancorp, Inc.	3,481	75,503
Sandy Spring Bancorp, Inc.	2,981	54,165
SCBT Financial Corp.	1,727	56,490
Seacoast Banking Corp. of Florida*	8,650	15,224
Sierra Bancorp	1,600	15,728
Simmons First National Corp., Class A	2,131	55,044
Southside Bancshares, Inc.	2,070	45,747
Southwest Bancorp, Inc./Oklahoma*	2,397	22,100
State Bank Financial Corp.*	3,883	67,991
StellarOne Corp.	2,872	34,091
Sterling Bancorp/New York	3,872	37,133
Sterling Financial Corp./Washington*	3,319	69,301
Suffolk Bancorp*	1,319	17,134
Sun Bancorp, Inc./New Jersey*	5,012	17,692
SunTrust Banks, Inc.	39,495	954,594
Susquehanna Bancshares, Inc.	22,657	223,851
SVB Financial Group*	4,111	264,502
SY Bancorp, Inc.	1,316	30,531
Synovus Financial Corp.	95,078	194,910
Taylor Capital Group, Inc.*	1,246	17,880
TCF Financial Corp.	19,643	233,555
Texas Capital Bancshares, Inc.*	4,582	158,629
Tompkins Financial Corp.	1,035	41,462
TowneBank/Virginia	3,031	40,888
Trico Bancshares	1,714	29,858
Trustmark Corp.	7,905	197,467
UMB Financial Corp.	3,957	177,016
Umpqua Holdings Corp.	14,128	191,576
Union First Market Bankshares Corp.	2,541	35,574
United Bankshares, Inc./West Virginia	4,678	135,007
United Community Banks, Inc./Georgia*	5,213	50,827
Univest Corp. of Pennsylvania	2,137	35,859
Valley National Bancorp	22,845	295,843
Virginia Commerce Bancorp, Inc.*	2,916	25,603
Washington Banking Co.	1,859	25,673
Washington Trust Bancorp, Inc.	1,794	43,307
Webster Financial Corp.	8,884	201,400
WesBanco, Inc.	2,895	58,305
West Bancorp, Inc.	1,905	19,031
West Coast Bancorp/Oregon*	2,396	45,332
Westamerica Bancorp	1,948	93,504
Western Alliance Bancorp*	8,658	73,333
Wilshire Bancorp, Inc.*	7,515	36,297
Wintrust Financial Corp.	4,345	155,508
Zions Bancorp	22,653	486,133

		23,874,908

Consumer Finance (0.0%)
Advance America Cash Advance Centers, Inc.	6,064	63,611
Cash America International, Inc.	2,466	118,196
First Marblehead Corp.*	7,605	9,278
Imperial Holdings, Inc.*	360	961
Nelnet, Inc., Class A	3,199	82,886
Nicholas Financial, Inc.	1,297	17,108

		292,040

Diversified Financial Services (0.2%)
Compass Diversified Holdings	5,094	75,340
FX Alliance, Inc.*	533	8,357
Gain Capital Holdings, Inc.	900	4,518
Guoco Group Ltd. (ADR)	25,897	448,018
Marlin Business Services Corp.	972	14,638
NASDAQ OMX Group, Inc.*	13,392	346,853
NewStar Financial, Inc.*	3,473	38,620
PHH Corp.*	7,018	108,569
PICO Holdings, Inc.*	2,774	65,050

		1,109,963

Insurance (7.1%)
Ageas (ADR)	379,675	789,724
Alleghany Corp.*	7,055	2,321,800
Allied World Assurance Co. Holdings AG	4,680	321,376
Alterra Capital Holdings Ltd.	11,217	257,767
American Equity Investment Life Holding Co.	7,333	93,642
American Financial Group, Inc./Ohio	9,366	361,340
American National Insurance Co.	866	62,802
American Safety Insurance Holdings Ltd.*	1,268	23,902
AMERISAFE, Inc.*	2,250	55,665
Amtrust Financial Services, Inc.	2,620	70,426
Aon Corp.	19,205	942,197
Arch Capital Group Ltd.*	16,263	605,634
Argo Group International Holdings Ltd.	3,379	100,931
Arthur J. Gallagher & Co.	14,503	518,337
Aspen Insurance Holdings Ltd.	8,745	244,335
Assurant, Inc.	65,868	2,667,654
Assured Guaranty Ltd.	288,272	4,762,253
Axis Capital Holdings Ltd.	39,506	1,310,414
Baldwin & Lyons, Inc., Class B	1,112	24,887
Brown & Brown, Inc.	14,378	341,909
Citizens, Inc./Texas*	4,672	46,159
CNA Financial Corp.	45,065	1,321,756
CNO Financial Group, Inc.*	27,355	212,822
Delphi Financial Group, Inc., Class A	5,954	266,561
Donegal Group, Inc., Class A	975	13,328
eHealth, Inc.*	2,521	41,118
EMC Insurance Group, Inc.	552	11,090
Employers Holdings, Inc.	4,031	71,389
Endurance Specialty Holdings Ltd.	22,688	922,494
Enstar Group Ltd.*	841	83,251
Everest Reinsurance Group Ltd.	5,667	524,311

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
FBL Financial Group, Inc., Class A	1,555	$52,403
Fidelity National Financial, Inc., Class A	27,522	496,222
First American Financial Corp.	247,027	4,108,059
Flagstone Reinsurance Holdings S.A.	6,002	47,236
Fortegra Financial Corp.*	691	5,777
Global Indemnity plc*	1,619	31,554
Greenlight Capital Reinsurance Ltd., Class A*	2,654	65,368
Hallmark Financial Services*	791	6,241
Hanover Insurance Group, Inc.	5,597	230,149
Harleysville Group, Inc.	1,510	87,127
Hartford Financial Services Group, Inc.	102,190	2,154,165
HCC Insurance Holdings, Inc.	62,747	1,955,824
Hilltop Holdings, Inc.*	4,839	40,599
Horace Mann Educators Corp.	4,901	86,356
Independence Holding Co.	1,033	10,289
Infinity Property & Casualty Corp.	1,520	79,542
Kansas City Life Insurance Co.	566	18,225
Kemper Corp.	6,198	187,675
Maiden Holdings Ltd.	6,360	57,240
Markel Corp.*	1,197	537,381
MBIA, Inc.*	339,193	3,324,091
Meadowbrook Insurance Group, Inc.	6,558	61,186
Mercury General Corp.	3,271	143,074
Montpelier Reinsurance Holdings Ltd.	7,702	148,803
National Financial Partners Corp.*	5,081	76,926
National Interstate Corp.	872	22,306
National Western Life Insurance Co., Class A	267	36,544
Navigators Group, Inc.*	1,349	63,727
Old Republic International Corp.	87,028	918,145
OneBeacon Insurance Group Ltd., Class A	2,777	42,794
Phoenix Cos., Inc.*	14,131	34,621
Platinum Underwriters Holdings Ltd.	4,354	158,921
Presidential Life Corp.	2,679	30,621
Primerica, Inc.	3,669	92,495
ProAssurance Corp.	3,770	332,175
Protective Life Corp.	10,590	313,676
Reinsurance Group of America, Inc.	9,117	542,188
RenaissanceReinsurance Holdings Ltd.	6,379	483,082
RLI Corp.	2,287	163,841
Safety Insurance Group, Inc.	1,575	65,583
SeaBright Holdings, Inc.	2,459	22,352
Selective Insurance Group, Inc.	6,684	117,705
StanCorp Financial Group, Inc.	5,593	228,977
State Auto Financial Corp.	1,542	22,529
Stewart Information Services Corp.	2,148	30,523
Symetra Financial Corp.	8,281	95,480
Tower Group, Inc.	4,557	102,214
United Fire Group, Inc.	2,645	47,319
Universal Insurance Holdings, Inc.	2,570	9,997
Validus Holdings Ltd.	8,252	255,399
W. R. Berkley Corp.	14,078	508,497
White Mountains Insurance Group Ltd.	1,762	884,031
XL Group plc	108,500	2,353,365

		41,381,893

Real Estate Investment Trusts (REITs) (4.5%)
Acadia Realty Trust (REIT)	4,199	94,645
AG Mortgage Investment Trust, Inc. (REIT)	1,067	21,063
Agree Realty Corp. (REIT)	1,489	33,622
Alexandria Real Estate Equities, Inc. (REIT)	7,635	558,348
American Assets Trust, Inc. (REIT)	276	6,293
American Campus Communities, Inc. (REIT)	5,134	229,592
American Capital Agency Corp. (REIT)	37,078	1,095,284
American Capital Mortgage Investment Corp. (REIT)	1,857	40,427
Anworth Mortgage Asset Corp. (REIT)	17,125	112,683
Apartment Investment & Management Co. (REIT), Class A	4,730	124,919
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,833	44,336
ARMOUR Residential REIT, Inc. (REIT)	22,028	148,689
Ashford Hospitality Trust, Inc. (REIT)	6,569	59,187
Associated Estates Realty Corp. (REIT)	4,929	80,540
BioMed Realty Trust, Inc. (REIT)	19,070	361,949
Brandywine Realty Trust (REIT)	16,801	192,875
BRE Properties, Inc. (REIT)	9,229	466,526
Camden Property Trust (REIT)	2,715	178,511
Campus Crest Communities, Inc. (REIT)	3,792	44,215
CapLease, Inc. (REIT)	8,816	35,528
Capstead Mortgage Corp. (REIT)	11,473	150,411
CBL & Associates Properties, Inc. (REIT)	12,630	238,960
Cedar Realty Trust, Inc. (REIT)	7,291	37,330
Chatham Lodging Trust (REIT)	1,843	23,388
Chesapeake Lodging Trust (REIT)	4,002	71,916
Chimera Investment Corp. (REIT)	127,490	360,797
Cogdell Spencer, Inc. (REIT)	4,109	17,422
Colonial Properties Trust (REIT)	10,883	236,488
Colony Financial, Inc. (REIT)	4,182	68,501
CommonWealth REIT (REIT)	10,492	195,361
Coresite Realty Corp. (REIT)	2,466	58,173
Corporate Office Properties Trust/Maryland (REIT)	6,116	141,952
Cousins Properties, Inc. (REIT)	531,385	4,027,898
CreXus Investment Corp. (REIT)	7,345	75,947
CubeSmart (REIT)	15,187	180,725
CYS Investments, Inc. (REIT)	14,016	183,469
DCT Industrial Trust, Inc. (REIT)	30,725	181,277
DDR Corp. (REIT)	26,718	390,083
DiamondRock Hospitality Co. (REIT)	20,769	213,713
Douglas Emmett, Inc. (REIT)	17,089	389,800
Duke Realty Corp. (REIT)	31,226	447,781
DuPont Fabros Technology, Inc. (REIT)	4,559	111,468
Dynex Capital, Inc. (REIT)	7,014	66,984
EastGroup Properties, Inc. (REIT)	1,850	92,907
Education Realty Trust, Inc. (REIT)	11,412	123,706
Entertainment Properties Trust (REIT)	5,831	270,442
Equity Lifestyle Properties, Inc. (REIT)	1,282	89,407
Equity One, Inc. (REIT)	6,825	138,002
Essex Property Trust, Inc. (REIT)	1,903	288,324
Excel Trust, Inc. (REIT)	3,794	45,832
Extra Space Storage, Inc. (REIT)	7,146	205,733

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	1,892	$183,127
FelCor Lodging Trust, Inc. (REIT)*	7,975	28,710
First Industrial Realty Trust, Inc. (REIT)*	10,763	132,923
First Potomac Realty Trust (REIT)	6,365	76,953
Franklin Street Properties Corp. (REIT)	9,099	96,449
Getty Realty Corp. (REIT)	1,842	28,698
Gladstone Commercial Corp. (REIT)	907	15,609
Glimcher Realty Trust (REIT)	2,260	23,097
Government Properties Income Trust (REIT)	4,565	110,062
Hatteras Financial Corp. (REIT)	9,432	263,153
Healthcare Realty Trust, Inc. (REIT)	9,711	213,642
Hersha Hospitality Trust (REIT)	17,463	95,348
Highwoods Properties, Inc. (REIT)	2,250	74,970
Hospitality Properties Trust (REIT)	15,388	407,320
Hudson Pacific Properties, Inc. (REIT)	2,848	43,090
Inland Real Estate Corp. (REIT)	9,822	87,121
Invesco Mortgage Capital, Inc. (REIT)	14,420	254,513
Investors Real Estate Trust (REIT)	8,919	68,587
iStar Financial, Inc. (REIT)*	210,154	1,523,617
Kilroy Realty Corp. (REIT)	4,325	201,588
Kite Realty Group Trust (REIT)	7,159	37,728
LaSalle Hotel Properties (REIT)	10,530	296,314
Lexington Realty Trust (REIT)	14,873	133,708
Liberty Property Trust (REIT)	14,266	509,582
LTC Properties, Inc. (REIT)	3,161	101,152
Macerich Co. (REIT)	10,382	599,561
Mack-Cali Realty Corp. (REIT)	10,810	311,544
Medical Properties Trust, Inc. (REIT)	16,888	156,721
MFA Financial, Inc. (REIT)	44,732	334,148
Mission West Properties, Inc. (REIT)	2,490	24,551
Monmouth Real Estate Investment Corp. (REIT), Class A	5,200	50,648
MPG Office Trust, Inc. (REIT)*	6,495	15,198
National Health Investors, Inc. (REIT)	1,753	85,511
National Retail Properties, Inc. (REIT)	12,987	353,117
Newcastle Investment Corp. (REIT)	811	5,093
NorthStar Realty Finance Corp. (REIT)	14,135	76,470
Omega Healthcare Investors, Inc. (REIT)	905	19,240
One Liberty Properties, Inc. (REIT)	1,495	27,359
Parkway Properties, Inc./Maryland (REIT)	2,667	27,950
Pebblebrook Hotel Trust (REIT)	6,329	142,909
Pennsylvania Real Estate Investment Trust (REIT)	6,901	105,378
PennyMac Mortgage Investment Trust (REIT)	3,418	63,814
Piedmont Office Realty Trust, Inc. (REIT), Class A	21,505	381,714
Post Properties, Inc. (REIT)	6,563	307,542
Potlatch Corp. (REIT)	2,417	75,749
PS Business Parks, Inc. (REIT)	1,892	124,002
RAIT Financial Trust (REIT)	6,171	30,670
Ramco-Gershenson Properties Trust (REIT)	4,835	59,084
Realty Income Corp. (REIT)	16,488	638,580
Redwood Trust, Inc. (REIT)	9,942	111,350
Regency Centers Corp. (REIT)	11,125	494,840
Resource Capital Corp. (REIT)	10,473	56,449
Retail Opportunity Investments Corp. (REIT)	6,119	73,673
RLJ Lodging Trust (REIT)	3,530	65,764
Sabra Health Care REIT, Inc. (REIT)	3,421	56,241
Senior Housing Properties Trust (REIT)	20,226	445,983
Sovran Self Storage, Inc. (REIT)	3,472	173,010
STAG Industrial, Inc. (REIT)	1,917	26,761
Strategic Hotels & Resorts, Inc. (REIT)*	16,218	106,714
Summit Hotel Properties, Inc. (REIT)	3,393	25,719
Sun Communities, Inc. (REIT)	3,309	143,379
Sunstone Hotel Investors, Inc. (REIT)*	14,556	141,775
Taubman Centers, Inc. (REIT)	6,960	507,732
Terreno Realty Corp. (REIT)	1,726	24,699
Two Harbors Investment Corp. (REIT)	26,305	266,733
UDR, Inc. (REIT)	24,749	661,046
UMH Properties, Inc. (REIT)	1,729	18,950
Universal Health Realty Income Trust (REIT)	767	30,396
Urstadt Biddle Properties, Inc. (REIT), Class A	2,809	55,450
Washington Real Estate Investment Trust (REIT)	6,192	183,902
Weingarten Realty Investors (REIT)	14,934	394,706
Whitestone REIT (REIT), Class B	1,255	16,365
Winthrop Realty Trust (REIT)	3,623	41,991

		26,200,671

Real Estate Management & Development (1.0%)
AV Homes, Inc.*	1,164	14,178
Consolidated-Tomoka Land Co.	515	15,321
Forest City Enterprises, Inc., Class A*	16,901	264,670
Forestar Group, Inc.*	4,444	68,393
Howard Hughes Corp.*	79,662	5,088,012
Jones Lang LaSalle, Inc.	1,197	99,722
Kennedy-Wilson Holdings, Inc.	3,321	44,833
St. Joe Co.*	7,980	151,700

		5,746,829

Thrifts & Mortgage Finance (1.0%)
Apollo Residential Mortgage, Inc.	526	9,668
Astoria Financial Corp.	10,903	107,503
Bank Mutual Corp.	5,692	22,996
BankFinancial Corp.	2,679	17,735
BankUnited, Inc.	4,195	104,875
Beneficial Mutual Bancorp, Inc.*	4,093	35,773
Berkshire Hills Bancorp, Inc.	2,564	58,767
BofI Holding, Inc.*	1,117	19,078
Brookline Bancorp, Inc.	8,367	78,399
Cape Bancorp, Inc.*	1,223	9,759
Capitol Federal Financial, Inc.	20,781	246,463
Charter Financial Corp./Georgia	679	6,084
Clifton Savings Bancorp, Inc.	1,049	10,941
Dime Community Bancshares, Inc.	3,915	57,198
Doral Financial Corp.*	15,608	24,036
ESB Financial Corp.	1,574	22,697
ESSA Bancorp, Inc.	1,287	12,613
Farmer Mac, Class C	1,209	27,444
First Defiance Financial Corp.	1,207	20,350
First Financial Holdings, Inc.	2,014	22,154
First PacTrust Bancorp, Inc.	1,137	13,553
Flagstar Bancorp, Inc.*	24,114	22,185

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Flushing Financial Corp.	3,859	$51,942
Fox Chase Bancorp, Inc.	1,609	20,917
Franklin Financial Corp./Virginia*	1,686	22,643
Home Federal Bancorp, Inc./Idaho	1,966	19,916
Home Loan Servicing Solutions Ltd.	625	8,712
Hudson City Bancorp, Inc.	52,783	385,844
Kearny Financial Corp.	1,800	17,550
Meridian Interstate Bancorp, Inc.*	1,046	13,734
MGIC Investment Corp.*	497,064	2,465,437
Northfield Bancorp, Inc./New Jersey	1,968	27,985
Northwest Bancshares, Inc.	12,070	153,289
OceanFirst Financial Corp.	1,791	25,504
Ocwen Financial Corp.*	11,898	185,966
Oritani Financial Corp.	5,671	83,250
People’s United Financial, Inc.	37,765	500,009
Provident Financial Services, Inc.	7,497	108,931
Provident New York Bancorp	4,776	40,405
Radian Group, Inc.	16,596	72,193
Rockville Financial, Inc.	3,691	43,000
Roma Financial Corp.	1,001	9,800
Territorial Bancorp, Inc.	1,323	27,532
TFS Financial Corp.*	9,843	93,508
TrustCo Bank Corp./New York	10,969	62,633
United Financial Bancorp, Inc.	1,999	31,624
ViewPoint Financial Group	4,311	66,303
Washington Federal, Inc.	13,713	230,653
Westfield Financial, Inc.	2,523	19,957
WSFS Financial Corp.	787	32,267

		5,771,775

Total Financials		115,352,895

Health Care (4.7%)
Biotechnology (0.3%)
Affymax, Inc.*	2,167	25,441
Allos Therapeutics, Inc.*	2,024	2,995
AMAG Pharmaceuticals, Inc.*	2,324	37,021
Arena Pharmaceuticals, Inc.*	19,224	59,018
Array BioPharma, Inc.*	5,587	19,052
Astex Pharmaceuticals*	6,387	11,880
BioMimetic Therapeutics, Inc.*	1,408	3,478
Cell Therapeutics, Inc.*	4,089	5,316
Celldex Therapeutics, Inc.*	6,071	30,901
Clovis Oncology, Inc.*	347	8,831
Curis, Inc.*	2,698	13,004
Cytori Therapeutics, Inc.*	1,598	3,979
Dyax Corp.*	2,161	3,371
Enzon Pharmaceuticals, Inc.*	4,314	29,508
Exact Sciences Corp.*	2,199	24,541
Geron Corp.*	12,458	21,054
Idenix Pharmaceuticals, Inc.*	5,288	51,769
Immunogen, Inc.*	2,637	37,946
Insmed, Inc.*	3,031	11,003
InterMune, Inc.*	3,629	53,237
Lexicon Pharmaceuticals, Inc.*	14,652	27,253
Maxygen, Inc.*	3,833	22,001
Metabolix, Inc.*	1,170	3,311
Myriad Genetics, Inc.*	49,915	1,180,989
Neurocrine Biosciences, Inc.*	2,070	16,498
NewLink Genetics Corp.*	225	2,059
Novavax, Inc.*	3,735	4,706
Nymox Pharmaceutical Corp.*	483	3,883
Oncothyreon, Inc.*	1,459	6,361
PDL BioPharma, Inc.	3,095	19,653
Progenics Pharmaceuticals, Inc.*	964	9,544
Rigel Pharmaceuticals, Inc.*	1,980	15,939
Savient Pharmaceuticals, Inc.*	2,578	5,620
Theravance, Inc.*	1,406	27,417
Verastem, Inc.*	204	2,230
Vical, Inc.*	974	3,312
Zalicus, Inc.*	3,553	4,264

		1,808,385

Health Care Equipment & Supplies (1.0%)
Accuray, Inc.*	996	7,032
Alere, Inc.*	9,916	257,915
Alphatec Holdings, Inc.*	6,524	15,462
Analogic Corp.	394	26,611
AngioDynamics, Inc.*	3,130	38,342
Biolase Technology, Inc.*	2,714	7,353
Cantel Medical Corp.	2,474	62,073
CareFusion Corp.*	41,655	1,080,114
Cerus Corp.*	746	2,999
CONMED Corp.	3,484	104,067
Cooper Cos., Inc.	4,170	340,731
CryoLife, Inc.*	3,010	15,863
Cynosure, Inc., Class A*	1,217	21,735
DynaVox, Inc., Class A*	346	1,066
Exactech, Inc.*	256	4,057
Greatbatch, Inc.*	44,613	1,093,911
Hill-Rom Holdings, Inc.	696	23,253
Hologic, Inc.*	32,280	695,634
ICU Medical, Inc.*	1,119	55,010
Invacare Corp.	3,375	55,924
IRIS International, Inc.*	566	7,647
Medical Action Industries, Inc.*	1,267	7,247
Natus Medical, Inc.*	1,696	20,233
Palomar Medical Technologies, Inc.*	2,281	21,304
RTI Biologics, Inc.*	6,227	23,040
Solta Medical, Inc.*	7,199	21,813
STAAR Surgical Co.*	508	5,502
SurModics, Inc.*	1,838	28,250
Symmetry Medical, Inc.*	3,273	23,140
Teleflex, Inc.	4,959	303,243
Uroplasty, Inc.*	465	1,400
West Pharmaceutical Services, Inc.	1,864	79,276
Wright Medical Group, Inc.*	4,824	93,200
Young Innovations, Inc.	462	14,285
Zeltiq Aesthetics, Inc.*	353	2,178
Zimmer Holdings, Inc.	17,000	1,092,760

		5,653,670

Health Care Providers & Services (1.9%)
Aetna, Inc.	39,813	1,997,020
Almost Family, Inc.*	1,010	26,270
Amedisys, Inc.*	3,657	52,880
AMERIGROUP Corp.*	1,806	121,508
AMN Healthcare Services, Inc.*	2,634	15,962
Amsurg Corp.*	3,869	108,255
Assisted Living Concepts, Inc., Class A	2,385	39,615
BioScrip, Inc.*	1,146	7,781
Brookdale Senior Living, Inc.*	1,584	29,653
Capital Senior Living Corp.*	2,217	20,485
CardioNet, Inc.*	2,166	6,671
Centene Corp.*	2,326	113,904
Chindex International, Inc.*	825	7,838
Community Health Systems, Inc.*	11,714	260,519
Coventry Health Care, Inc.	18,295	650,753
Cross Country Healthcare, Inc.*	3,412	17,094
Five Star Quality Care, Inc.*	5,261	17,940
Gentiva Health Services, Inc.*	3,777	33,011
Hanger Orthopedic Group, Inc.*	1,965	42,955

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Health Net, Inc.*	10,242	$406,812
HealthSouth Corp.*	11,688	239,370
Healthways, Inc.*	4,191	30,846
Kindred Healthcare, Inc.*	6,452	55,745
LHC Group, Inc.*	1,843	34,151
LifePoint Hospitals, Inc.*	31,140	1,228,162
Magellan Health Services, Inc.*	3,502	170,933
Molina Healthcare, Inc.*	1,350	45,401
National Healthcare Corp.	1,245	56,722
Omnicare, Inc.	14,277	507,833
Owens & Minor, Inc.	1,505	45,767
Patterson Cos., Inc.	6,955	232,297
PharMerica Corp.*	3,619	44,984
Providence Service Corp.*	1,210	18,767
Quest Diagnostics, Inc.	57,935	3,542,725
Select Medical Holdings Corp.*	4,067	31,275
Skilled Healthcare Group, Inc., Class A*	2,138	16,377
Sun Healthcare Group, Inc.*	3,148	21,532
Sunrise Senior Living, Inc.*	1,765	11,155
Tenet Healthcare Corp.*	47,833	253,993
Triple-S Management Corp., Class B*	2,410	55,671
Universal American Corp.	3,978	42,883
Vanguard Health Systems, Inc.*	2,451	24,167
VCA Antech, Inc.*	10,635	246,838

		10,934,520

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	4,574	75,928
Greenway Medical Technologies*	343	5,241
MedAssets, Inc.*	1,074	14,134
Omnicell, Inc.*	2,103	31,987

		127,290

Life Sciences Tools & Services (0.5%)
Affymetrix, Inc.*	8,812	37,627
Albany Molecular Research, Inc.*	2,973	8,027
Bio-Rad Laboratories, Inc., Class A*	2,440	253,004
Cambrex Corp.*	3,468	24,241
Enzo Biochem, Inc.*	4,212	11,330
eResearchTechnology, Inc.*	2,856	22,334
Furiex Pharmaceuticals, Inc.*	1,191	28,143
Harvard Bioscience, Inc.*	2,469	9,678
Life Technologies Corp.*	28,050	1,369,401
Pacific Biosciences of California, Inc.*	3,207	10,968
PAREXEL International Corp.*	699	18,852
PerkinElmer, Inc.	13,919	385,000
QIAGEN N.V.*	28,908	450,098
Sequenom, Inc.*	4,341	17,668

		2,646,371

Pharmaceuticals (1.0%)
AVANIR Pharmaceuticals, Inc., Class A*	1,628	5,568
Columbia Laboratories, Inc.*	1,600	1,136
Cornerstone Therapeutics, Inc.*	892	5,316
Forest Laboratories, Inc.*	155,672	5,400,262
Hi-Tech Pharmacal Co., Inc.*	890	31,978
Impax Laboratories, Inc.*	716	17,599
KV Pharmaceutical Co., Class A*	2,145	2,831
Lannett Co., Inc.*	1,321	5,509
Medicines Co.*	2,824	56,678
Medicis Pharmaceutical Corp., Class A	1,348	50,671
Nektar Therapeutics*	5,230	41,422
Par Pharmaceutical Cos., Inc.*	1,389	53,796
Transcept Pharmaceuticals, Inc.*	193	2,030
ViroPharma, Inc.*	8,769	263,684
XenoPort, Inc.*	816	3,672

		5,942,152

Total Health Care		27,112,388

Industrials (13.2%)
Aerospace & Defense (1.4%)
AAR Corp.	3,720	67,890
Alliant Techsystems, Inc.	32,585	1,633,160
BE Aerospace, Inc.*	675	31,367
Ceradyne, Inc.	3,097	100,838
Cubic Corp.	1,091	51,583
Curtiss-Wright Corp.	5,705	211,142
Ducommun, Inc.*	1,357	16,148
Esterline Technologies Corp.*	3,756	268,404
Exelis, Inc.	290,800	3,640,816
Finmeccanica S.p.A. (ADR)	298,478	782,012
GenCorp, Inc.*	2,061	14,633
GeoEye, Inc.*	2,593	62,414
Hexcel Corp.*	1,861	44,683
Huntington Ingalls Industries, Inc.*	6,043	243,170
KEYW Holding Corp.*	2,205	17,089
Kratos Defense & Security Solutions, Inc.*	3,963	21,162
LMI Aerospace, Inc.*	599	10,902
Moog, Inc., Class A*	5,063	217,152
Orbital Sciences Corp.*	4,141	54,454
Spirit AeroSystems Holdings, Inc., Class A*	11,475	280,679
Teledyne Technologies, Inc.*	3,259	205,480
Triumph Group, Inc.	4,096	256,655

		8,231,833

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	6,586	38,133
Atlas Air Worldwide Holdings, Inc.*	3,240	159,440
Hub Group, Inc., Class A*	37,340	1,345,360
Pacer International, Inc.*	3,793	23,972
UTi Worldwide, Inc.	1,252	21,572

		1,588,477

Airlines (1.3%)
Alaska Air Group, Inc.*	37,810	1,354,354
Copa Holdings S.A., Class A	882	69,854
Hawaiian Holdings, Inc.*	6,125	32,034
JetBlue Airways Corp.*	30,470	148,998
Republic Airways Holdings, Inc.*	5,885	29,072
SkyWest, Inc.	169,964	1,878,102
Southwest Airlines Co.	446,746	3,681,187
Spirit Airlines, Inc.*	1,914	38,414
U.S. Airways Group, Inc.*	19,935	151,307

		7,383,322

Building Products (0.9%)
A.O. Smith Corp.	4,714	211,894
American Woodmark Corp.	1,138	20,484
Apogee Enterprises, Inc.	3,426	44,367
Armstrong World Industries, Inc.	2,341	114,171
Builders FirstSource, Inc.*	5,669	23,980
Gibraltar Industries, Inc.*	3,798	57,540
Griffon Corp.	5,835	62,434
Insteel Industries, Inc.	1,996	24,251
NCI Building Systems, Inc.*	2,413	27,774
Owens Corning, Inc.*	15,418	555,510
Quanex Building Products Corp.	4,682	82,544
Simpson Manufacturing Co., Inc.	5,154	166,216
Universal Forest Products, Inc.	2,416	83,304
USG Corp.*	213,519	3,672,527

		5,146,996

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.7%)
A.T. Cross Co., Class A*	165	$1,987
ABM Industries, Inc.	4,761	115,692
ACCO Brands Corp.*	6,753	83,805
American Reprographics Co.*	3,923	21,145
Avery Dennison Corp.	12,362	372,467
Brink’s Co.	211,384	5,045,736
Casella Waste Systems, Inc., Class A*	332	2,068
Cenveo, Inc.*	3,117	10,535
Cintas Corp.	13,920	544,550
CompX International, Inc.	144	2,003
Corrections Corp. of America*	80,866	2,208,450
Courier Corp.	1,300	15,080
Covanta Holding Corp.	13,070	212,126
EnergySolutions, Inc.*	7,525	36,873
EnerNOC, Inc.*	1,994	14,357
Ennis, Inc.	3,190	50,466
Fuel Tech, Inc.*	279	1,523
G&K Services, Inc., Class A	2,281	78,010
GEO Group, Inc.*	7,562	143,754
KAR Auction Services, Inc.*	2,862	46,393
Kimball International, Inc., Class B	3,822	26,410
McGrath RentCorp	1,769	56,803
Metalico, Inc.*	2,199	9,390
Mobile Mini, Inc.*	3,339	70,520
Multi-Color Corp.	1,290	29,038
NL Industries, Inc.	85	1,267
Quad/Graphics, Inc.	2,834	39,393
R.R. Donnelley & Sons Co.	23,161	286,965
Schawk, Inc.	1,430	17,889
Steelcase, Inc., Class A	8,674	83,270
Sykes Enterprises, Inc.*	4,304	68,003
Tetra Tech, Inc.*	6,138	161,798
TMS International Corp., Class A*	912	11,035
U.S. Ecology, Inc.	113	2,457
UniFirst Corp.	1,757	108,143
United Stationers, Inc.	1,862	57,778
Viad Corp.	2,205	42,843
Waste Connections, Inc.	1,882	61,221

		10,141,243

Construction & Engineering (2.0%)
AECOM Technology Corp.*	8,098	181,152
Aegion Corp.*	4,867	86,779
Argan, Inc.	801	12,848
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,205	224,804
Comfort Systems USA, Inc.	4,630	50,513
Dycom Industries, Inc.*	3,603	84,166
EMCOR Group, Inc.	8,268	229,189
Fluor Corp.	17,110	1,027,284
Granite Construction, Inc.	4,804	138,067
Great Lakes Dredge & Dock Corp.	7,186	51,883
KBR, Inc.	17,452	620,419
Layne Christensen Co.*	224,326	4,991,254
Michael Baker Corp.*	997	23,778
Murray & Roberts Holdings Ltd. (ADR)*	191,411	704,393
MYR Group, Inc.*	195	3,483
Northwest Pipe Co.*	1,170	24,851
Orion Marine Group, Inc.*	3,316	23,975
Pike Electric Corp.*	2,128	17,513
Primoris Services Corp.	353	5,669
Quanta Services, Inc.*	26,577	555,459
Shaw Group, Inc.*	63,356	2,009,019
Sterling Construction Co., Inc.*	2,131	20,777
Tutor Perini Corp.*	3,859	60,123
UniTek Global Services, Inc.*	1,212	4,084
URS Corp.	9,696	412,274

		11,563,756

Electrical Equipment (0.9%)
A123 Systems, Inc.*	9,025	10,108
American Superconductor Corp.*	5,576	22,973
Babcock & Wilcox Co.*	135,000	3,476,250
Belden, Inc.	830	31,465
Brady Corp., Class A	5,345	172,911
Broadwind Energy, Inc.*	13,857	6,514
Encore Wire Corp.	2,286	67,963
EnerSys*	4,168	144,421
Franklin Electric Co., Inc.	172	8,440
Generac Holdings, Inc.*	1,885	46,277
General Cable Corp.*	3,073	89,363
Global Power Equipment Group, Inc.*	940	26,038
GrafTech International Ltd.*	15,067	179,900
Hubbell, Inc., Class B	7,438	584,478
LSI Industries, Inc.	2,558	18,750
Powell Industries, Inc.*	1,108	37,949
PowerSecure International, Inc.*	1,891	11,460
Preformed Line Products Co.	260	17,030
Regal-Beloit Corp.	4,783	313,526
Thomas & Betts Corp.*	4,887	351,424
Valence Technology, Inc.*	4,178	3,377

		5,620,617

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,908	344,847
Seaboard Corp.*	39	76,089
Standex International Corp.	1,234	50,829

		471,765

Machinery (3.5%)
Accuride Corp.*	404,494	3,515,053
Actuant Corp., Class A	7,104	205,945
AGCO Corp.*	11,672	551,035
Alamo Group, Inc.	748	22,485
Albany International Corp., Class A	2,721	62,447
American Railcar Industries, Inc.*	1,231	28,941
Ampco-Pittsburgh Corp.	992	19,969
Astec Industries, Inc.*	2,451	89,412
Barnes Group, Inc.	6,735	177,198
Briggs & Stratton Corp.	6,245	111,973
Cascade Corp.	1,060	53,127
CIRCOR International, Inc.	762	25,352
CLARCOR, Inc.	290	14,236
Colfax Corp.*	344	12,123
Columbus McKinnon Corp.*	440	7,168
Crane Co.	6,010	291,485
Douglas Dynamics, Inc.	1,002	13,777
Dover Corp.	61,775	3,888,118
Energy Recovery, Inc.*	5,443	12,519
EnPro Industries, Inc.*	1,431	58,814
ESCO Technologies, Inc.	2,441	89,756
Federal Signal Corp.*	6,866	38,175
Flow International Corp.*	758	3,047
FreightCar America, Inc.	1,476	33,195
Greenbrier Cos., Inc.*	2,431	48,109
Harsco Corp.	9,036	211,985
Hurco Cos., Inc.*	764	21,583
IDEX Corp.	1,075	45,290
ITT Corp.	39,500	906,130
Japan Steel Works Ltd. (ADR)	5,885	394,413
John Bean Technologies Corp.	228	3,694
Kadant, Inc.*	1,051	25,035

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kaydon Corp.	4,045	$103,188
Kennametal, Inc.	36,165	1,610,427
L.B. Foster Co., Class A	1,128	32,159
Lincoln Electric Holdings, Inc.	3,999	181,235
Lydall, Inc.*	2,026	20,645
Meritor, Inc.*	3,771	30,432
Met-Pro Corp.	1,735	18,322
Miller Industries, Inc.	1,425	24,111
Mueller Industries, Inc.	4,006	182,073
Mueller Water Products, Inc., Class A	19,112	63,643
NACCO Industries, Inc., Class A	711	82,739
Navistar International Corp.*	3,874	156,703
Oshkosh Corp.*	11,228	260,153
Parker Hannifin Corp.	8,140	688,237
Pentair, Inc.	12,147	578,319
Proto Labs, Inc.*	138	4,704
RBC Bearings, Inc.*	542	25,002
Robbins & Myers, Inc.	4,856	252,755
Snap-on, Inc.	5,884	358,747
SPX Corp.	4,566	354,002
Tecumseh Products Co., Class A*	2,251	9,049
Terex Corp.*	13,512	304,020
Timken Co.	1,695	86,004
Toro Co.	17,775	1,263,980
Trinity Industries, Inc.	9,860	324,887
Watts Water Technologies, Inc., Class A	3,357	136,798
Xylem, Inc.	79,000	2,192,250

		20,326,173

Marine (0.1%)
Alexander & Baldwin, Inc.	5,121	248,112
Baltic Trading Ltd.	1,942	8,059
Eagle Bulk Shipping, Inc.*	8,022	15,563
Excel Maritime Carriers Ltd.*	5,588	11,176
Genco Shipping & Trading Ltd.*	4,413	28,067
International Shipholding Corp.	729	16,833
Kirby Corp.*	1,920	126,317
Ultrapetrol Bahamas Ltd.*	2,830	5,660

		459,787

Professional Services (0.4%)
Barrett Business Services, Inc.	956	18,958
CBIZ, Inc.*	97,679	617,331
CDI Corp.	1,365	24,474
CRA International, Inc.*	1,120	28,246
Dolan Co.*	3,720	33,889
Equifax, Inc.	14,386	636,724
Franklin Covey Co.*	1,655	15,574
FTI Consulting, Inc.*	5,182	194,429
GP Strategies Corp.*	1,339	23,433
Heidrick & Struggles International, Inc.	2,014	44,368
Hill International, Inc.*	2,975	11,692
Hudson Highland Group, Inc.*	3,883	20,891
Huron Consulting Group, Inc.*	148	5,559
ICF International, Inc.*	1,571	39,856
Kelly Services, Inc., Class A	3,269	52,271
Kforce, Inc.*	455	6,780
Korn/Ferry International*	5,507	92,242
Navigant Consulting, Inc.*	6,391	88,899
Odyssey Marine Exploration, Inc.*	6,533	20,252
On Assignment, Inc.*	4,015	70,142
Pendrell Corp.*	6,659	17,380
Resources Connection, Inc.	5,404	75,926
Towers Watson & Co., Class A	5,619	371,247
TrueBlue, Inc.*	1,668	29,824
VSE Corp.	486	12,058

		2,552,445

Road & Rail (0.4%)
Amerco, Inc.	1,075	113,423
Arkansas Best Corp.	3,140	59,063
Canadian Pacific Railway Ltd.	6,787	515,473
Celadon Group, Inc.	873	13,575
Con-way, Inc.	6,161	200,910
Covenant Transportation Group, Inc., Class A*	844	2,701
Kansas City Southern*	3,381	242,384
Marten Transport Ltd.	1,633	36,040
Patriot Transportation Holding, Inc.*	710	16,536
Quality Distribution, Inc.*	1,439	19,829
RailAmerica, Inc.*	2,615	56,118
Roadrunner Transportation Systems, Inc.*	1,015	17,610
Ryder System, Inc.	6,332	334,330
Saia, Inc.*	1,911	32,506
Swift Transportation Co.*	6,951	80,215
Universal Truckload Services, Inc.	697	10,497
Werner Enterprises, Inc.	4,562	113,411
West Japan Railway Co. (ADR)	13,537	541,480
Zipcar, Inc.*	281	4,162

		2,410,263

Trading Companies & Distributors (0.2%)
Aceto Corp.	3,278	31,108
Air Lease Corp.*	4,302	103,549
Aircastle Ltd.	6,114	74,835
CAI International, Inc.*	112	2,036
Essex Rental Corp.*	1,661	6,345
GATX Corp.	5,750	231,725
H&E Equipment Services, Inc.*	1,952	36,932
Interline Brands, Inc.*	3,571	77,169
Kaman Corp.	1,426	48,413
Lawson Products, Inc.	498	7,525
RSC Holdings, Inc.*	8,315	187,836
Rush Enterprises, Inc., Class A*	3,999	84,859
SeaCube Container Leasing Ltd.	1,332	22,911
Titan Machinery, Inc.*	1,286	36,265
United Rentals, Inc.*	5,452	233,836
WESCO International, Inc.*	2,801	182,933

		1,368,277

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,606	26,017

Total Industrials		77,290,971

Information Technology (5.3%)
Communications Equipment (0.6%)
Anaren, Inc.*	1,650	30,277
Arris Group, Inc.*	14,255	161,081
Aviat Networks, Inc.*	7,730	21,799
Bel Fuse, Inc., Class B	1,317	23,271
Black Box Corp.	2,222	56,683
Brocade Communications Systems, Inc.*	58,364	335,593
Communications Systems, Inc.	737	9,677
Comtech Telecommunications Corp.	2,378	77,475
Digi International, Inc.*	2,544	27,959
EchoStar Corp., Class A*	4,726	132,990
Emcore Corp.*	2,678	12,774
Emulex Corp.*	10,772	111,813
Extreme Networks, Inc.*	8,029	30,751
Globecomm Systems, Inc.*	754	10,918

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Harmonic, Inc.*	11,209	$61,313
Infinera Corp.*	12,106	98,301
Juniper Networks, Inc.*	65,125	1,490,060
KVH Industries, Inc.*	1,671	17,545
Loral Space & Communications, Inc.*	1,243	98,943
Oclaro, Inc.*	6,257	24,653
Oplink Communications, Inc.*	1,437	24,573
Opnext, Inc.*	5,430	8,416
Plantronics, Inc.	3,931	158,262
Sonus Networks, Inc.*	24,136	69,994
Sycamore Networks, Inc.*	2,447	43,410
Symmetricom, Inc.*	5,244	30,258
Tellabs, Inc.	44,936	181,991
Ubiquiti Networks, Inc.*	822	26,000
ViaSat, Inc.*	2,822	136,049
Westell Technologies, Inc., Class A*	6,318	14,721

		3,527,550

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	3,624	39,864
Cray, Inc.*	4,394	32,164
Diebold, Inc.	8,043	309,816
Dot Hill Systems Corp.*	5,056	7,635
Electronics for Imaging, Inc.*	5,297	88,036
Fusion-io, Inc.*	1,063	30,200
Imation Corp.*	3,844	23,794
Immersion Corp.*	422	2,304
Intermec, Inc.*	7,316	56,553
Intevac, Inc.*	2,795	23,757
Lexmark International, Inc., Class A	8,782	291,914
NCR Corp.*	4,209	91,377
Novatel Wireless, Inc.*	3,533	11,835
QLogic Corp.*	2,231	39,623
Quantum Corp.*	27,908	73,119
Rimage Corp.	1,298	12,993
Western Digital Corp.*	23,417	969,230
Xyratex Ltd.	3,513	55,892

		2,160,106

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.*	2,041	18,349
Anixter International, Inc.*	1,756	127,363
Arrow Electronics, Inc.*	12,253	514,258
Avnet, Inc.*	17,915	651,927
AVX Corp.	5,911	78,380
Badger Meter, Inc.	310	10,537
Benchmark Electronics, Inc.*	7,548	124,467
Brightpoint, Inc.*	4,784	38,511
Checkpoint Systems, Inc.*	4,969	56,050
Cognex Corp.	958	40,581
Coherent, Inc.*	828	48,297
CTS Corp.	4,219	44,384
Daktronics, Inc.	3,387	30,110
DDi Corp.	1,265	15,433
Electro Rent Corp.	1,372	25,259
Electro Scientific Industries, Inc.	2,468	37,045
FEI Co.*	345	16,943
GSI Group, Inc.*	3,147	37,953
Identive Group, Inc.*	4,716	9,856
Ingram Micro, Inc., Class A*	97,200	1,804,032
Insight Enterprises, Inc.*	5,409	118,619
InvenSense, Inc.*	664	12,018
Itron, Inc.*	5,003	227,186
Jabil Circuit, Inc.	4,112	103,293
Kemet Corp.*	5,173	48,419
Littelfuse, Inc.	321	20,127
Mercury Computer Systems, Inc.*	3,786	50,164
Methode Electronics, Inc.	4,495	41,714
Molex, Inc.	16,682	469,098
Multi-Fineline Electronix, Inc.*	919	25,227
NeoPhotonics Corp.*	541	2,559
Newport Corp.*	3,125	55,375
OSI Systems, Inc.*	527	32,305
Park Electrochemical Corp.	2,590	78,296
PC Connection, Inc.	1,251	10,283
Plexus Corp.*	448	15,676
Power-One, Inc.*	544	2,475
RadiSys Corp.*	2,278	16,857
Richardson Electronics Ltd.	1,729	20,713
Rofin-Sinar Technologies, Inc.*	1,881	49,602
Rogers Corp.*	1,274	49,367
Sanmina-SCI Corp.*	9,948	113,905
Scansource, Inc.*	2,840	105,989
SYNNEX Corp.*	3,110	118,615
Tech Data Corp.*	5,082	275,749
TTM Technologies, Inc.*	4,977	57,186
Viasystems Group, Inc.*	290	5,504
Vishay Intertechnology, Inc.*	17,842	216,959
Vishay Precision Group, Inc.*	1,506	22,334
X-Rite, Inc.*	3,103	14,088
Zygo Corp.*	1,661	32,506

		6,141,943

Internet Software & Services (0.2%)
Angie’s List, Inc.*	610	11,523
AOL, Inc.*	11,989	227,431
Bankrate, Inc.*	745	18,439
Bazaarvoice, Inc.*	358	7,113
Brightcove, Inc.*	189	4,687
Carbonite, Inc.*	290	3,193
DealerTrack Holdings, Inc.*	691	20,910
Digital River, Inc.*	4,024	75,289
EarthLink, Inc.	13,736	109,751
IAC/InterActiveCorp	9,361	459,531
InfoSpace, Inc.*	4,207	53,892
Internap Network Services Corp.*	1,026	7,531
KIT Digital, Inc.*	4,775	34,380
Limelight Networks, Inc.*	1,335	4,392
Marchex, Inc., Class B	1,473	6,570
Monster Worldwide, Inc.*	15,907	155,093
Openwave Systems, Inc.*	7,236	16,426
Perficient, Inc.*	877	10,533
QuinStreet, Inc.*	3,024	31,722
RealNetworks, Inc.	2,612	25,963
support.com, Inc.*	2,160	6,804
TechTarget, Inc.*	482	3,340
United Online, Inc.	11,000	53,790
XO Group, Inc.*	1,498	14,066
Zillow, Inc.*	377	13,417

		1,375,786

IT Services (1.7%)
Acxiom Corp.*	10,064	147,740
Booz Allen Hamilton Holding Corp.	1,488	25,341
Broadridge Financial Solutions, Inc.	92,150	2,203,306
CACI International, Inc., Class A*	3,037	189,175
CIBER, Inc.*	7,813	33,127
Computer Sciences Corp.	42,600	1,275,444
Computer Task Group, Inc.*	504	7,721
Convergys Corp.*	12,924	172,535
CoreLogic, Inc.*	114,973	1,876,359
CSG Systems International, Inc.*	60,410	914,607
DST Systems, Inc.	3,498	189,697
Dynamics Research Corp.*	1,035	9,977

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
EPAM Systems, Inc.*	121	$2,483
Euronet Worldwide, Inc.*	6,354	132,735
Genpact Ltd.*	3,525	57,458
Global Cash Access Holdings, Inc.*	3,359	26,200
Hackett Group, Inc.*	1,185	7,074
ManTech International Corp., Class A	2,886	99,452
ModusLink Global Solutions, Inc.*	5,304	28,642
MoneyGram International, Inc.*	154	2,772
NCI, Inc., Class A*	641	4,096
SAIC, Inc.*	148,808	1,964,266
Stream Global Services, Inc.*	1,055	3,471
Total System Services, Inc.	19,987	461,100
Unisys Corp.*	3,154	62,197

		9,896,975

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Energy Industries, Inc.*	5,002	65,626
Alpha & Omega Semiconductor Ltd.*	1,777	17,095
Amkor Technology, Inc.*	11,095	68,179
ANADIGICS, Inc.*	8,271	19,602
Applied Micro Circuits Corp.*	1,194	8,286
Atmel Corp.*	3,635	35,841
ATMI, Inc.*	3,697	86,140
Axcelis Technologies, Inc.*	12,920	22,222
AXT, Inc.*	2,220	14,097
Brooks Automation, Inc.	8,156	100,563
Cabot Microelectronics Corp.	2,235	86,897
Cohu, Inc.	2,945	33,485
Cree, Inc.*	12,723	402,428
Cymer, Inc.*	2,825	141,250
DSP Group, Inc.*	2,751	18,322
Entegris, Inc.*	11,103	103,702
Exar Corp.*	4,021	33,776
Fairchild Semiconductor International, Inc.*	15,728	231,202
FormFactor, Inc.*	6,313	35,227
Freescale Semiconductor Holdings I Ltd.*	2,035	31,319
FSI International, Inc.*	4,663	22,802
GSI Technology, Inc.*	2,392	10,142
Integrated Device Technology, Inc.*	6,486	46,375
Integrated Silicon Solution, Inc.*	3,240	36,158
Intermolecular, Inc.*	506	3,142
International Rectifier Corp.*	8,583	198,010
Intersil Corp., Class A	7,738	86,666
IXYS Corp.*	1,100	14,520
Kopin Corp.*	5,259	21,404
Kulicke & Soffa Industries, Inc.*	8,910	110,751
Lattice Semiconductor Corp.*	10,023	64,448
Linear Technology Corp.	50,745	1,710,107
LSI Corp.*	49,305	427,967
LTX-Credence Corp.*	2,808	20,190
MEMC Electronic Materials, Inc.*	11,806	42,620
Mindspeed Technologies, Inc.*	1,865	11,880
MIPS Technologies, Inc.*	1,921	10,450
MKS Instruments, Inc.	6,485	191,502
Monolithic Power Systems, Inc.*	855	16,818
Nanometrics, Inc.*	2,477	45,849
Novellus Systems, Inc.*	8,588	428,627
OmniVision Technologies, Inc.*	1,382	27,640
PDF Solutions, Inc.*	239	2,015
Pericom Semiconductor Corp.*	2,643	21,382
Photronics, Inc.*	7,218	48,000
PLX Technology, Inc.*	5,302	21,314
PMC-Sierra, Inc.*	27,100	195,933
RF Micro Devices, Inc.*	30,663	152,702
Rudolph Technologies, Inc.*	3,873	43,029
Sigma Designs, Inc.*	3,925	20,331
Silicon Image, Inc.*	2,170	12,760
Silicon Laboratories, Inc.*	517	22,231
Spansion, Inc., Class A*	6,220	75,760
Standard Microsystems Corp.*	2,833	73,290
STR Holdings, Inc.*	3,752	18,160
SunPower Corp.*	12,314	78,563
Supertex, Inc.*	1,233	22,280
Teradyne, Inc.*	22,887	386,561
Tessera Technologies, Inc.*	6,318	108,985
Veeco Instruments, Inc.*	1,533	43,844

		6,450,467

Software (0.2%)
Accelrys, Inc.*	6,790	54,184
ACI Worldwide, Inc.*	592	23,848
Actuate Corp.*	435	2,732
AVG Technologies N.V.*	263	3,932
Compuware Corp.*	7,118	65,415
Ebix, Inc.	1,123	26,009
EPIQ Systems, Inc.	3,653	44,201
ePlus, Inc.*	435	13,907
Fair Isaac Corp.	1,847	81,083
Guidewire Software, Inc.*	291	8,957
Imperva, Inc.*	181	7,086
JDA Software Group, Inc.*	4,239	116,488
Jive Software, Inc.*	508	13,797
Mentor Graphics Corp.*	6,584	97,838
Motricity, Inc.*	453	498
Progress Software Corp.*	3,138	74,120
Quest Software, Inc.*	4,868	113,278
Rosetta Stone, Inc.*	1,382	14,262
SeaChange International, Inc.*	1,650	12,837
Smith Micro Software, Inc.*	4,449	10,366
SS&C Technologies Holdings, Inc.*	3,102	72,370
Synopsys, Inc.*	16,860	516,928
Tangoe, Inc.*	293	5,511
TeleCommunication Systems, Inc., Class A*	3,283	9,127
THQ, Inc.*	8,438	4,725

		1,393,499

Total Information Technology		30,946,326

Materials (6.3%)
Chemicals (1.6%)
A. Schulman, Inc.	3,601	97,299
American Vanguard Corp.	2,317	50,256
Ashland, Inc.	9,748	595,213
Cabot Corp.	8,085	345,068
Calgon Carbon Corp.*	1,428	22,291
Chase Corp.	824	12,978
Chemtura Corp.*	304,585	5,171,853
Cytec Industries, Inc.	5,657	343,889
Ferro Corp.*	10,735	63,766
FutureFuel Corp.	1,490	16,360
Georgia Gulf Corp.*	4,186	146,008
GSE Holding, Inc.*	290	3,808
H.B. Fuller Co.	5,662	185,883
Huntsman Corp.	19,168	268,544
Innospec, Inc.*	296	8,992
KMG Chemicals, Inc.	125	2,256
Kraton Performance Polymers, Inc.*	495	13,152
Landec Corp.*	3,090	20,178
Minerals Technologies, Inc.	2,241	146,584
Olin Corp.	3,971	86,369

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
OM Group, Inc.*	3,804	$104,648
PolyOne Corp.	3,249	46,786
Quaker Chemical Corp.	404	15,938
Rockwood Holdings, Inc.*	415	21,642
RPM International, Inc.	16,124	422,288
Scotts Miracle-Gro Co., Class A	708	38,345
Sensient Technologies Corp.	6,188	235,144
Spartech Corp.*	3,776	18,427
Stepan Co.	989	86,834
TPC Group, Inc.*	563	24,890
Tredegar Corp.	2,915	57,105
Valspar Corp.	10,342	499,415
W.R. Grace & Co.*	899	51,962
Westlake Chemical Corp.	1,930	125,045
Zoltek Cos., Inc.*	3,351	37,933

		9,387,149

Construction Materials (0.1%)
Eagle Materials, Inc.	1,059	36,800
Headwaters, Inc.*	7,705	32,207
Martin Marietta Materials, Inc.	2,980	255,178
Texas Industries, Inc.	2,830	99,078
United States Lime & Minerals, Inc.*	242	14,493

		437,756

Containers & Packaging (1.0%)
AptarGroup, Inc.	8,290	454,043
Bemis Co., Inc.	13,007	419,996
Boise, Inc.	10,713	87,954
Graphic Packaging Holding Co.*	2,680	14,794
Greif, Inc., Class A	4,710	263,383
Myers Industries, Inc.	3,359	49,545
Packaging Corp. of America	1,197	35,419
Sealed Air Corp.	219,658	4,241,596
Sonoco Products Co.	12,303	408,460

		5,975,190

Metals & Mining (3.2%)
A.M. Castle & Co.*	2,121	26,831
African Barrick Gold Ltd.	420,000	2,579,674
AK Steel Holding Corp.	11,004	83,190
Banro Corp.*	186,701	862,559
Century Aluminum Co.*	6,429	57,090
Coeur d’Alene Mines Corp.*	10,330	245,234
Commercial Metals Co.	14,306	212,015
Gold Fields Ltd. (ADR)	99,266	1,379,797
Golden Minerals Co.*	218	1,838
Golden Star Resources Ltd.*	32,086	59,680
Handy & Harman Ltd.*	657	9,487
Haynes International, Inc.	346	21,919
Horsehead Holding Corp.*	5,191	59,125
Impala Platinum Holdings Ltd. (ADR)	63,784	1,254,631
Ivanhoe Mines Ltd.*	50,811	799,765
Jaguar Mining, Inc.*	10,519	49,124
Kaiser Aluminum Corp.	1,153	54,491
Kinross Gold Corp.	336,293	3,292,308
Materion Corp.*	2,347	67,429
Novagold Resources, Inc.*	246,432	1,769,382
Olympic Steel, Inc.	1,154	27,696
Polyus Gold International Ltd. (GDR)*	759,677	2,317,015
Reliance Steel & Aluminum Co.	7,865	444,215
Revett Minerals, Inc.*	1,233	5,154
RTI International Metals, Inc.*	3,270	75,406
Schnitzer Steel Industries, Inc., Class A	1,967	78,473
Silver Standard Resources, Inc.*	108,799	1,636,337
St. Barbara Ltd. (ADR)*	80,174	845,034
Steel Dynamics, Inc.	7,198	104,659
SunCoke Energy, Inc.*	4,553	64,698
Thompson Creek Metals Co., Inc.*	18,981	128,312
Titanium Metals Corp.	4,944	67,041
U.S. Energy Corp.*	2,790	8,816
U.S. Silica Holdings, Inc.*	596	12,480
Universal Stainless & Alloy Products, Inc.*	887	37,893
Vista Gold Corp.*	7,299	22,919
Worthington Industries, Inc.	2,541	48,736

		18,810,453

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	4,911	166,827
Clearwater Paper Corp.*	2,840	94,316
Domtar Corp.	4,486	427,875
KapStone Paper and Packaging Corp.*	4,807	94,698
Louisiana-Pacific Corp.*	16,232	151,769
Neenah Paper, Inc.	953	28,342
P.H. Glatfelter Co.	38,773	611,838
Schweitzer-Mauduit International, Inc.	1,998	137,982
UPM-Kymmene Oyj (ADR)	29,569	399,477
Verso Paper Corp.*	1,642	3,087
Wausau Paper Corp.	6,041	56,665

		2,172,876

Total Materials		36,783,424

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.2%)
Alaska Communications Systems Group, Inc.	4,435	13,660
Atlantic Tele-Network, Inc.	885	32,179
Boingo Wireless, Inc.*	172	2,081
Cincinnati Bell, Inc.*	17,651	70,957
Consolidated Communications Holdings, Inc.	718	14,094
Fairpoint Communications, Inc.*	2,454	9,227
Globalstar, Inc.*	12,099	8,469
IDT Corp., Class B	167	1,560
inContact, Inc.*	356	1,987
Iridium Communications, Inc.*	4,816	42,188
Level 3 Communications, Inc.*	16,714	430,051
Neutral Tandem, Inc.*	3,968	48,370
ORBCOMM, Inc.*	3,954	15,223
Premiere Global Services, Inc.*	6,464	58,435
SureWest Communications	1,628	36,711
tw telecom, Inc.*	2,701	59,854
Vonage Holdings Corp.*	9,851	21,771

		866,817

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	4,027	9,181
Leap Wireless International, Inc.*	6,063	52,930
SK Telecom Co., Ltd. (ADR)	84,590	1,176,647
Telephone & Data Systems, Inc.	12,084	279,745
Turkcell Iletisim Hizmetleri A/S (ADR)*	61,301	772,393
U.S. Cellular Corp.*	1,756	71,873
USA Mobility, Inc.	2,764	38,502

		2,401,271

Total Telecommunication Services		3,268,088

Utilities (3.8%)
Electric Utilities (1.3%)
Allete, Inc.	4,183	173,553

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	59,676	$767,433
Central Vermont Public Service Corp.	1,615	56,848
Cleco Corp.	20,529	813,975
El Paso Electric Co.	5,200	168,948
Empire District Electric Co.	5,269	107,224
Federal Hydrogenerating Co. JSC (ADR)	252,275	925,849
Great Plains Energy, Inc.	16,766	339,847
Hawaiian Electric Industries, Inc.	11,716	297,001
IDACORP, Inc.	6,138	252,395
MGE Energy, Inc.	2,877	127,710
Northeast Utilities	21,777	808,362
NV Energy, Inc.	29,053	468,334
Otter Tail Corp.	4,261	92,464
Pepco Holdings, Inc.	27,857	526,219
Pinnacle West Capital Corp.	13,443	643,920
PNM Resources, Inc.	9,798	179,303
Portland General Electric Co.	9,324	232,913
UIL Holdings Corp.	6,265	217,771
UniSource Energy Corp.	4,546	166,247
Unitil Corp.	1,379	36,999
Westar Energy, Inc.	13,991	390,769

		7,794,084

Gas Utilities (0.9%)
AGL Resources, Inc.	14,347	562,689
Atmos Energy Corp.	11,139	350,433
Chesapeake Utilities Corp.	1,193	49,056
Laclede Group, Inc.	2,789	108,827
National Fuel Gas Co.	8,699	418,596
New Jersey Resources Corp.	5,116	228,020
Northwest Natural Gas Co.	3,313	150,410
Piedmont Natural Gas Co., Inc.	8,901	276,554
Questar Corp.	21,852	420,870
South Jersey Industries, Inc.	3,038	152,022
Southwest Gas Corp.	5,666	242,165
UGI Corp.	69,160	1,884,610
WGL Holdings, Inc.	6,345	258,241

		5,102,493

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	13,004	179,975
Dynegy, Inc.*	12,893	7,220
Genie Energy Ltd., Class B	167	1,615
GenOn Energy, Inc.*	94,987	197,573
Ormat Technologies, Inc.	2,218	44,693

		431,076

Multi-Utilities (1.3%)
Alliant Energy Corp.	13,674	592,358
Ameren Corp.	55,465	1,807,050
Avista Corp.	7,135	182,513
Black Hills Corp.	5,439	182,370
CH Energy Group, Inc.	1,929	128,722
CMS Energy Corp.	31,074	683,628
Integrys Energy Group, Inc.	9,680	512,943
MDU Resources Group, Inc.	23,254	520,657
NorthWestern Corp.	4,499	159,535
NSTAR	12,776	621,297
OGE Energy Corp.	12,067	645,584
SCANA Corp.	14,217	648,437
TECO Energy, Inc.	26,529	465,584
Vectren Corp.	10,101	293,535

		7,444,213

Water Utilities (0.2%)
American States Water Co.	2,323	83,953
American Water Works Co., Inc.	21,596	734,912
Aqua America, Inc.	15,260	340,145
Artesian Resources Corp., Class A	899	16,892
Cadiz, Inc.*	1,372	12,623
California Water Service Group	5,198	94,656
Connecticut Water Service, Inc.	1,109	31,374
Consolidated Water Co., Ltd.	1,756	13,890
Middlesex Water Co.	1,989	37,572
SJW Corp.	1,777	42,861
York Water Co.	1,594	27,576

		1,436,454

Total Utilities		22,208,320

Total Common Stocks (72.8%) (Cost $389,610,452)		424,754,369

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $15,853)	1,234	15,869

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.1%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
USEC, Inc.
3.000%, 10/1/14	$747,000	369,765

Total Energy		369,765

Health Care (0.1%)
Biotechnology (0.1%)
Dendreon Corp.
2.875%, 1/15/16	696,000	556,800

Total Health Care		556,800

Total Convertible Bonds		926,565

Corporate Bond (0.3%)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Goodrich Petroleum Corp.
5.000%, 10/1/29	1,648,000	1,623,280

Total Energy		1,623,280

Total Corporate Bonds		1,623,280

Total Long-Term Debt Securities (0.4%)
(Cost $2,424,689)		2,549,845

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	33	3,432

Total Energy		3,432

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	3,050	30

Total Information Technology		30

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Rights	Value (Note 1)
Total Rights (0.0%) (Cost $—)		$3,462

Total Investments (73.2%) (Cost $392,050,994)		427,323,545
Other Assets Less Liabilities (26.8%)		156,441,181

Net Assets (100%)		$583,764,726

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

†	Securities (totaling $17,592 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	281	June-12	$22,221,592	$23,258,370	$1,036,778
S&P Mid Cap 400 E-Mini Index	941	June-12	90,404,307	93,375,430	2,971,123

					$4,007,901

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$42,585,939	$—	$—	$42,585,939
Consumer Staples	24,187,567	—	—	24,187,567
Energy	45,004,321	—	14,130	45,018,451
Financials	114,929,447	423,448	—	115,352,895
Health Care	27,112,388	—	—	27,112,388
Industrials	77,290,971	—	—	77,290,971
Information Technology	30,946,326	—	—	30,946,326
Materials	34,203,750	2,579,674	—	36,783,424
Telecommunication Services	3,268,088	—	—	3,268,088
Utilities	22,208,320	—	—	22,208,320
Convertible Bonds
Energy	—	369,765	—	369,765
Health Care	—	556,800	—	556,800
Corporate Bonds
Energy	—	1,623,280	—	1,623,280
Futures	4,007,901	—	—	4,007,901
Investment Companies
Investment Companies	15,869	—	—	15,869
Rights
Energy	—	—	3,432	3,432
Information Technology	—	—	30	30

Total Assets	$425,760,887	$5,552,967	$17,592	$431,331,446

Total Liabilities	$—	$—	$—	$—

Total	$425,760,887	$5,552,967	$17,592	$431,331,446

(a)	A Security with a market value of $541,480 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $423,448 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Energy	Investments in Rights-Energy††	Investments in Rights-Information Technology
Balance as of 12/31/11	$14,130	$—	$30
Total gains or losses (realized/unrealized) included in earnings	—	3,432	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$14,130	$3,432	$30

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$—	$3,432	$—

††	Security represents level 3 instruments with $0 cost.

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Energy	$14,130	Anticipated Cash Flow	Residual Asset Value	$0.00 to $0.10
Rights-Energy	3,432	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	30	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$17,592

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,932,810
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$69,722,973

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,966,965
Aggregate gross unrealized depreciation	(33,374,001)

Net unrealized appreciation	$33,592,964

Federal income tax cost of investments	$393,730,581

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MUTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.0%)
Asset-Backed Securities (0.8%)
Aircraft Certificate Owner Trust, Series 2003-1A D
6.455%, 9/20/22§		$547,417	$539,206
Series 2003-1A E
7.001%, 9/20/22§†		3,900,000	3,574,433
American Express Credit Account Master Trust, Series 2009-1 A
1.592%, 12/15/14(l)		750,000	751,127
American Money Management Corp., Series 2006-6A A1A
0.716%, 5/3/18(l)§		954,342	931,349
Chase Issuance Trust, Series 2009-A2 A2
1.792%, 4/15/14(l)		2,800,000	2,801,409
Harvest CLO S.A., Series IX A1
1.587%, 3/29/17(l)(m)	EUR	353,852	453,756

			9,051,280

Non-Agency CMO (2.2%)
Adjustable Rate Mortgage Trust, Series 2005-5 2A1
2.876%, 9/25/35(l)		$872,795	661,177
Banc of America Funding Corp., Series 2004-A 1A3
4.704%, 9/20/34(l)		1,014,204	1,016,921
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.616%, 6/24/50(l)§		500,000	555,888
Series 2010-HLTN
1.992%, 11/15/15(l)§		1,796,468	1,679,710
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9 2A1
2.926%, 2/25/34(l)		566,480	497,474
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.826%, 9/25/35(l)		612,721	412,763
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
6.074%, 12/10/49(l)		2,200,000	2,270,177
Citigroup Mortgage Loan Trust, Inc., Series 2005-3 2A2A
2.682%, 8/25/35(l)		219,109	191,387
Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1
3.156%, 7/10/46§		2,136,870	2,227,552
Countrywide Alternative Loan Trust, Series 2006-OA22 A1
0.402%, 2/25/47(l)		365,451	217,028
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1 2A
5.695%, 9/15/40(l)§		700,000	777,075
Series 2010-RR1 3A
5.633%, 6/10/49(l)§		700,000	782,792
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		800,000	875,413
EMF-NL B.V., Series 2008-APRX A2
2.031%, 4/17/41(l)(m)	EUR	1,000,000	1,040,577
Granite Master Issuer plc, Series 2006-3 A7
0.342%, 12/20/54(l)		$234,873	225,008
Series 2006-4 A6
0.422%, 12/20/54(l)		626,328	600,023
Greenpoint Mortgage Funding Trust, Series 2007-AR1 3A1
0.342%, 2/25/37(l)		37,055	33,286
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1 A1
3.103%, 10/25/33(l)		543,517	477,370
GS Mortgage Securities Corp. II, Series 2010-C1 A2
4.592%, 8/10/43§		1,500,000	1,659,582
Harborview Mortgage Loan Trust, Series 2006-12 2A2A
0.432%, 1/19/38(l)		324,282	202,508
MLCC Mortgage Investors, Inc., Series 2005-2 3A
1.244%, 10/25/35(l)		347,027	268,680
Morgan Stanley, Series 2009-GG10 A4A
5.787%, 8/12/45(l)§		800,000	902,381
Morgan Stanley Capital I, Series 1998-HF2 J
6.010%, 11/15/30§		3,000,000	2,912,988
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§		1,000,000	1,118,046
RBSCF Trust, Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		800,000	907,045
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§		800,000	881,810
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		1,000,000	1,107,866
Series 2010-RR4 CMLA
6.003%, 12/16/49(l)§		500,000	567,954
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.492%, 7/19/35(l)		163,634	109,889
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A2
5.500%, 10/15/48		434,399	439,596
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.559%, 8/25/42(l)		64,425	53,020
Series 2005-AR17 A1A1
0.512%, 12/25/45(l)		285,374	225,115

			25,898,101

Total Asset-Backed and Mortgage- Backed Securities			34,949,381

Convertible Bond (0.1%)
Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc. Series A
6.000%, 4/15/17		1,294,909	1,031,719
Series B
6.000%, 4/15/17†		359,697	107,909

Total Industrials			1,139,628

Total Convertible Bonds			1,139,628

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bonds (38.9%)
Consumer Discretionary (3.0%)
Auto Components (0.1%)
Johnson Controls, Inc.
1.750%, 3/1/14	$300,000	$304,730
5.000%, 3/30/20	100,000	110,618
TI Automotive Ltd.
0.000%, 3/22/18	575,000	577,156

		992,504

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	250,000	272,194
Hyva Global B.V.
8.625%, 3/24/16§	850,000	728,875

		1,001,069

Distributors (0.1%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,450,000	1,560,562

Hotels, Restaurants & Leisure (0.5%)
Darden Restaurants, Inc.
4.500%, 10/15/21	100,000	102,258
Diamond Resorts Corp.
12.000%, 8/15/18	750,000	798,750
Greektown Superholdings, Inc. Series A
13.000%, 7/1/15	1,200,000	1,320,000
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	104,415
5.375%, 8/15/21	100,000	108,475
International Game Technology
5.500%, 6/15/20	100,000	105,614
Landry’s Restaurants, Inc.
11.625%, 12/1/15	1,000,000	1,106,250
McDonald’s Corp.
5.350%, 3/1/18	100,000	119,174
3.500%, 7/15/20	150,000	160,378
Starbucks Corp.
6.250%, 8/15/17	100,000	118,752
Travelport LLC/Travelport, Inc.
9.000%, 3/1/16	500,000	301,250
Wendy’s Co.
10.000%, 7/15/16	1,000,000	1,090,000
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	271,144
5.300%, 9/15/19	100,000	113,567

		5,820,027

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	106,490
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	102,104
Whirlpool Corp.
4.850%, 6/15/21	100,000	101,353

		309,947

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
11.500%, 10/15/15	1,200,000	1,134,000
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	850,000	811,750
Expedia, Inc.
5.950%, 8/15/20	200,000	206,250

		2,152,000

Media (1.6%)
CBS Corp.
8.875%, 5/15/19	100,000	131,318
5.750%, 4/15/20	100,000	114,601
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20§	1,000,000	981,250
Comcast Corp.
6.500%, 1/15/15	400,000	456,441
5.900%, 3/15/16	300,000	346,221
6.500%, 1/15/17	300,000	358,293
5.700%, 7/1/19	100,000	117,854
5.150%, 3/1/20	150,000	172,018
COX Communications, Inc.
5.450%, 12/15/14	200,000	221,342
5.500%, 10/1/15	100,000	111,781
Crown Media Holdings, Inc.
10.500%, 7/15/19	1,000,000	1,093,750
DCP LLC/DCP Corp.
10.750%, 8/15/15§	1,175,000	887,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	205,588
7.625%, 5/15/16	223,000	234,340
5.875%, 10/1/19	300,000	344,989
5.000%, 3/1/21	300,000	327,849
Discovery Communications LLC
3.700%, 6/1/15	150,000	160,091
5.050%, 6/1/20	200,000	225,710
European Media Capital S.A.
10.000%, 2/1/15(b)§	1,984,553	1,687,052
Good Sam Enterprises LLC
11.500%, 12/1/16	1,000,000	1,028,750
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(h)	1,916,000	192
NBCUniversal Media LLC
5.150%, 4/30/20	250,000	279,218
4.375%, 4/1/21	400,000	426,522
Network Communications, Inc.
8.600%, 1/14/20 PIK(b)§†	2,039,081	1,427,357
News America, Inc.
8.000%, 10/17/16	400,000	491,611
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	224,716
ProQuest LLC/ProQuest Notes Co.
9.000%, 10/15/18§	975,000	828,750
Radio One, Inc.
15.000%, 5/24/16 PIK	612,296	484,479
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	150,000	187,617
Thomson Reuters Corp.
6.500%, 7/15/18	350,000	430,198
Time Warner Cable, Inc.
6.200%, 7/1/13	300,000	319,628
3.500%, 2/1/15	100,000	105,975
5.850%, 5/1/17	400,000	463,826
8.250%, 4/1/19	300,000	383,695
5.000%, 2/1/20	200,000	221,178
Time Warner, Inc.
5.875%, 11/15/16	200,000	233,773
4.875%, 3/15/20	500,000	551,089
Townsquare Radio LLC/Townsquare Radio, Inc.
9.000%, 4/1/19§	900,000	891,000
Viacom, Inc.
4.375%, 9/15/14	150,000	161,318
6.250%, 4/30/16	134,000	155,920

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 9/15/19	$250,000	$290,875
Walt Disney Co.
4.500%, 12/15/13	408,000	434,793
6.000%, 7/17/17	100,000	122,136
3.750%, 6/1/21	150,000	161,395
WPP Finance UK Corp.
5.875%, 6/15/14	200,000	217,771

		18,701,395

Multiline Retail (0.1%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14	425,000	369,750
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	104,218
Kohl’s Corp.
6.250%, 12/15/17	100,000	119,223
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	174,800
5.900%, 12/1/16	100,000	114,500
Nordstrom, Inc.
6.750%, 6/1/14	100,000	112,784
Target Corp.
1.125%, 7/18/14	105,000	106,088
6.000%, 1/15/18	350,000	425,807

		1,527,170

Specialty Retail (0.3%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	108,928
4.000%, 11/15/20	100,000	103,335
Burlington Coat Factory Warehouse Corp.
10.000%, 2/15/19	1,000,000	1,032,500
Home Depot, Inc.
5.400%, 3/1/16	450,000	518,903
4.400%, 4/1/21	150,000	169,383
Lowe’s Cos., Inc.
2.125%, 4/15/16	150,000	154,273
4.625%, 4/15/20	250,000	276,976
O’Reilly Automotive, Inc.
4.875%, 1/14/21	100,000	107,207
Staples, Inc.
9.750%, 1/15/14	250,000	283,894

		2,755,399

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	117,616

Total Consumer Discretionary		34,937,689

Consumer Staples (2.7%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	200,000	214,328
Anheuser-Busch InBev Worldwide, Inc.
1.204%, 3/26/13(l)	300,000	301,740
1.107%, 1/27/14(l)	2,200,000	2,212,493
5.375%, 11/15/14	325,000	360,323
2.875%, 2/15/16	250,000	263,215
7.750%, 1/15/19	300,000	390,965
5.375%, 1/15/20	400,000	470,019
Beam, Inc.
6.375%, 6/15/14	100,000	109,108
Bottling Group LLC
6.950%, 3/15/14	300,000	336,784
Brown-Forman Corp.
2.500%, 1/15/16	100,000	103,876
Coca-Cola Co.
0.750%, 11/15/13	300,000	301,037
0.750%, 3/13/15	100,000	99,639
1.500%, 11/15/15	200,000	203,508
1.800%, 9/1/16	400,000	406,942
3.150%, 11/15/20	200,000	208,794
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	152,561
3.250%, 8/19/21	100,000	99,353
Diageo Capital plc
5.750%, 10/23/17	200,000	239,698
Diageo Finance B.V.
5.500%, 4/1/13	250,000	262,086
3.250%, 1/15/15	150,000	159,190
Dr. Pepper Snapple Group, Inc.
6.120%, 5/1/13	100,000	105,478
2.600%, 1/15/19	100,000	99,717
3.200%, 11/15/21	100,000	98,556
PepsiCo, Inc.
0.875%, 10/25/13	300,000	301,588
2.500%, 5/10/16	300,000	313,427
7.900%, 11/1/18	250,000	335,070
4.500%, 1/15/20	200,000	224,889

		8,374,384

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	118,051
CVS Caremark Corp.
3.250%, 5/18/15	250,000	266,018
5.750%, 6/1/17	200,000	234,755
6.600%, 3/15/19	200,000	246,551
CVS Pass-Through Trust
5.789%, 1/10/26§	909,897	968,214
7.507%, 1/10/32§	1,342,086	1,598,452
D.S Waters Enterprise LP
10.500%, 8/15/17	1,200,000	1,180,500
Kroger Co.
7.500%, 1/15/14	200,000	223,129
6.400%, 8/15/17	100,000	120,728
6.150%, 1/15/20	100,000	120,826
Safeway, Inc.
6.350%, 8/15/17	200,000	232,823
5.000%, 8/15/19	150,000	160,726
Walgreen Co.
4.875%, 8/1/13	100,000	105,654
5.250%, 1/15/19	150,000	172,878
Wal-Mart Stores, Inc.
4.550%, 5/1/13	400,000	417,896
1.625%, 4/15/14	200,000	204,398
2.875%, 4/1/15	500,000	530,541
5.800%, 2/15/18	250,000	302,902
3.250%, 10/25/20	450,000	471,715

		7,676,757

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	281,482
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	250,000	260,737
Campbell Soup Co.
3.375%, 8/15/14	100,000	106,092
4.250%, 4/15/21	100,000	109,978
ConAgra Foods, Inc.
7.000%, 4/15/19	150,000	179,408
Corn Products International, Inc.
3.200%, 11/1/15	100,000	104,809

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
General Mills, Inc.
5.250%, 8/15/13	$100,000	$106,028
5.200%, 3/17/15	100,000	111,588
5.650%, 2/15/19	200,000	237,637
H.J. Heinz Co.
5.350%, 7/15/13	100,000	105,953
Hershey Co.
5.000%, 4/1/13	1,000,000	1,042,868
1.500%, 11/1/16	80,000	80,557
Hormel Foods Corp.
4.125%, 4/15/21	100,000	109,115
J.M. Smucker Co.
3.500%, 10/15/21	150,000	152,228
Kellogg Co.
4.450%, 5/30/16	100,000	111,045
4.000%, 12/15/20	100,000	105,808
Kraft Foods, Inc.
2.625%, 5/8/13	200,000	203,782
4.125%, 2/9/16	250,000	271,578
6.125%, 2/1/18	400,000	478,938
5.375%, 2/10/20	500,000	578,312
McCormick & Co., Inc.
3.900%, 7/15/21	100,000	106,432
Mead Johnson Nutrition Co.
4.900%, 11/1/19	100,000	112,340
Sara Lee Corp.
2.750%, 9/15/15	200,000	205,480
Tyson Foods, Inc.
10.500%, 3/1/14	150,000	173,625
Viskase Cos., Inc.
9.875%, 1/15/18§	1,100,000	1,163,250

		6,499,070

Household Products (0.4%)
Amscan Holdings, Inc.
8.750%, 5/1/14	1,000,000	1,002,500
Clorox Co.
3.550%, 11/1/15	200,000	211,404
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	323,452
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	156,591
Kimberly-Clark Corp.
6.125%, 8/1/17	150,000	183,785
7.500%, 11/1/18	100,000	133,724
3.875%, 3/1/21	100,000	109,522
Procter & Gamble Co.
3.500%, 2/15/15	300,000	324,065
4.850%, 12/15/15	200,000	228,140
4.700%, 2/15/19	200,000	233,793
Spectrum Brands, Inc.
6.750%, 3/15/20§	1,500,000	1,515,000

		4,421,976

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	213,659

Tobacco (0.4%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	559,021
4.125%, 9/11/15	300,000	326,754
9.700%, 11/10/18	300,000	407,917
9.250%, 8/6/19	250,000	335,444
4.750%, 5/5/21	200,000	214,527
Lorillard Tobacco Co.
8.125%, 6/23/19	165,000	204,529
6.875%, 5/1/20	100,000	117,579
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	209,754
6.875%, 3/17/14	250,000	279,845
5.650%, 5/16/18	400,000	478,656
Reynolds American, Inc.
7.625%, 6/1/16	300,000	359,790
Vector Group Ltd.
11.000%, 8/15/15	1,000,000	1,048,750

		4,542,566

Total Consumer Staples		31,728,412

Energy (3.8%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
6.375%, 7/15/18	100,000	117,786
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	191,988
Ensco plc
3.250%, 3/15/16	200,000	208,021
4.700%, 3/15/21	300,000	324,078
Forbes Energy Services Ltd.
9.000%, 6/15/19	1,000,000	975,000
Halliburton Co.
6.150%, 9/15/19	100,000	121,290
3.250%, 11/15/21	100,000	100,036
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	77,096
Transocean, Inc.
4.950%, 11/15/15	400,000	427,603
6.000%, 3/15/18	100,000	110,628
6.500%, 11/15/20	150,000	168,406
Weatherford International Ltd.
6.000%, 3/15/18	200,000	227,517
9.625%, 3/1/19	200,000	264,368

		3,313,817

Oil, Gas & Consumable Fuels (3.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	200,000	230,500
8.700%, 3/15/19	250,000	328,863
Apache Corp.
5.625%, 1/15/17	250,000	293,565
Bill Barrett Corp.
7.625%, 10/1/19	1,175,000	1,186,750
Buckeye Partners LP
5.500%, 8/15/19	75,000	82,301
4.875%, 2/1/21	200,000	208,809
Canadian Natural Resources Ltd.
4.900%, 12/1/14	100,000	110,302
5.700%, 5/15/17	200,000	236,888
5.900%, 2/1/18	100,000	120,087
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,594
5.700%, 10/15/19	150,000	178,523
Chevron Corp.
3.950%, 3/3/14	400,000	426,188
ConocoPhillips
4.750%, 2/1/14	300,000	320,147
5.750%, 2/1/19	300,000	364,646
Devon Energy Corp.
2.400%, 7/15/16	100,000	102,737
4.000%, 7/15/21	150,000	160,403
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	272,083
Enbridge, Inc.
5.600%, 4/1/17	200,000	225,594

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MUTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
EnCana Corp.
5.900%, 12/1/17	$100,000	$116,372
6.500%, 5/15/19	100,000	120,091
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	218,873
Energy Transfer Partners LP
6.000%, 7/1/13	150,000	157,886
8.500%, 4/15/14	1,203,000	1,358,224
9.000%, 4/15/19	300,000	373,899
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,225,000	1,323,000
Enterprise Products Operating LLC
6.300%, 9/15/17	100,000	118,439
5.250%, 1/31/20	200,000	224,283
Series M
5.650%, 4/1/13	100,000	104,585
EOG Resources, Inc.
2.950%, 6/1/15	250,000	264,311
5.625%, 6/1/19	200,000	234,217
EQT Corp.
8.125%, 6/1/19	100,000	117,220
Gaz Capital S.A. for Gazprom OAO
6.510%, 3/7/22(m)	1,200,000	1,308,000
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	419,000
8.625%, 4/28/34(m)	500,000	625,625
General Maritime Corp.
12.000%, 11/15/17(h)	1,800,000	27,000
Hess Corp.
8.125%, 2/15/19	150,000	192,863
Husky Energy, Inc.
5.900%, 6/15/14	105,000	115,224
7.250%, 12/15/19	150,000	184,563
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	150,000	159,036
5.625%, 2/15/15	100,000	111,113
6.000%, 2/1/17	150,000	173,670
9.000%, 2/1/19	1,400,000	1,780,073
5.300%, 9/15/20	150,000	167,308
Kodiak Oil & Gas Corp.
8.125%, 12/1/19§	1,100,000	1,166,000
Magellan Midstream Partners LP
6.550%, 7/15/19	100,000	118,568
4.250%, 2/1/21	100,000	106,173
Marathon Oil Corp.
5.900%, 3/15/18	123,000	145,385
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,009
5.125%, 3/1/21	100,000	108,380
McMoRan Exploration Co.
11.875%, 11/15/14	975,000	1,021,313
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	383,924
Noble Energy, Inc.
8.250%, 3/1/19	200,000	251,283
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	103,158
4.900%, 8/1/20	200,000	213,250
NuStar Logistics LP
4.800%, 9/1/20	150,000	154,419
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	104,396
4.125%, 6/1/16	150,000	166,183
4.100%, 2/1/21	200,000	217,314
ONEOK Partners LP
3.250%, 2/1/16	100,000	104,102
8.625%, 3/1/19	100,000	129,716
Petrobras International Finance Co.
3.875%, 1/27/16	250,000	262,520
3.500%, 2/6/17	250,000	255,862
5.875%, 3/1/18	250,000	279,572
7.875%, 3/15/19	250,000	308,076
5.750%, 1/20/20	400,000	441,831
5.375%, 1/27/21	250,000	270,200
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	286,257
Petroleos Mexicanos
4.875%, 3/15/15	250,000	271,165
8.000%, 5/3/19	400,000	505,600
6.000%, 3/5/20	500,000	570,000
Plains All American Pipeline LP/Plains All American Finance Corp
3.950%, 9/15/15	100,000	107,347
8.750%, 5/1/19	100,000	130,185
Samson Investment Co.
9.750%, 2/15/20§	775,000	784,688
Shell International Finance B.V.
4.000%, 3/21/14	600,000	639,612
3.100%, 6/28/15	1,800,000	1,923,625
4.300%, 9/22/19	350,000	398,045
4.375%, 3/25/20	200,000	229,691
Spectra Energy Capital LLC
6.200%, 4/15/18	250,000	291,626
Statoil ASA
2.900%, 10/15/14	250,000	262,091
3.125%, 8/17/17	1,000,000	1,072,030
5.250%, 4/15/19	250,000	293,929
Stone Energy Corp.
8.625%, 2/1/17	1,500,000	1,560,000
Suncor Energy, Inc.
6.100%, 6/1/18	300,000	361,005
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	184,020
Total Capital S.A.
3.125%, 10/2/15	350,000	365,199
4.450%, 6/24/20	200,000	216,085
4.125%, 1/28/21	100,000	106,634
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	213,528
7.125%, 1/15/19	100,000	126,487
3.800%, 10/1/20	2,700,000	2,854,290
6.350%, 5/15/67(l)	200,000	206,000
Valero Energy Corp.
4.750%, 6/15/13	100,000	104,806
9.375%, 3/15/19	200,000	260,297
Vanguard Natural Resources LLC/Vanguard Natural Resources Finance Corp.
7.875%, 4/1/20	1,175,000	1,166,470
Venoco, Inc.
8.875%, 2/15/19	1,275,000	1,166,625
W&T Offshore, Inc.
8.500%, 6/15/19	800,000	844,000
Williams Partners LP
3.800%, 2/15/15	100,000	106,123
5.250%, 3/15/20	200,000	220,867
XTO Energy, Inc.
6.250%, 4/15/13	983,000	1,042,531

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
6.250%, 8/1/17		$150,000	$184,479

			40,421,826

Total Energy			43,735,643

Financials (14.3%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.
5.650%, 11/15/15		100,000	113,206
Bank of New York Mellon Corp.
5.125%, 8/27/13		200,000	212,545
4.300%, 5/15/14		100,000	107,037
1.200%, 2/20/15		85,000	85,188
2.500%, 1/15/16		300,000	311,202
4.150%, 2/1/21		200,000	214,986
3.550%, 9/23/21		100,000	102,618
BlackRock, Inc.
3.500%, 12/10/14		200,000	215,009
5.000%, 12/10/19		200,000	229,404
Charles Schwab Corp.
4.950%, 6/1/14		100,000	108,404
4.450%, 7/22/20		100,000	106,331
CKE Holdings, Inc.
10.500%, 3/14/16 PIK§		700,000	721,000
Deutsche Bank AG/London
4.875%, 5/20/13		400,000	414,878
3.450%, 3/30/15		200,000	207,382
6.000%, 9/1/17		500,000	567,699
E*Trade Financial Corp.
12.500%, 11/30/17		1,000,000	1,166,250
Eaton Vance Corp.
6.500%, 10/2/17		100,000	113,739
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	105,561
Goldman Sachs Group, Inc.
5.250%, 10/15/13		500,000	523,021
6.000%, 5/1/14		500,000	535,533
3.700%, 8/1/15		300,000	305,198
5.350%, 1/15/16		1,000,000	1,059,735
0.924%, 3/22/16(l)		2,100,000	1,914,822
5.625%, 1/15/17		400,000	421,712
6.250%, 9/1/17		1,300,000	1,427,905
6.150%, 4/1/18		1,000,000	1,081,797
5.375%, 3/15/20		750,000	765,090
5.250%, 7/27/21		400,000	397,992
Jefferies Group, Inc.
5.125%, 4/13/18		400,000	388,000
Merrill Lynch & Co., Inc.
6.150%, 4/25/13		500,000	520,348
5.000%, 2/3/14		100,000	103,407
4.875%, 5/30/14	EUR	1,600,000	2,211,133
1.645%, 7/22/14(l)		400,000	505,735
1.027%, 1/15/15(l)		$1,000,000	925,738
6.050%, 5/16/16		550,000	572,000
5.700%, 5/2/17		400,000	409,494
6.875%, 4/25/18		1,500,000	1,665,689
Morgan Stanley
4.750%, 4/1/14		500,000	506,038
6.000%, 5/13/14		500,000	523,122
4.100%, 1/26/15		250,000	250,811
6.000%, 4/28/15		300,000	313,935
5.375%, 10/15/15		500,000	517,369
5.750%, 10/18/16		500,000	522,200
5.550%, 4/27/17		500,000	511,134
7.300%, 5/13/19		750,000	807,030
5.500%, 1/26/20		250,000	244,417
5.750%, 1/25/21		300,000	297,684
5.500%, 7/28/21		120,000	116,403
Nomura Holdings, Inc.
5.000%, 3/4/15		250,000	259,873
4.125%, 1/19/16		100,000	102,123
6.700%, 3/4/20		150,000	164,437
Northern Trust Corp.
4.625%, 5/1/14		140,000	150,409
3.450%, 11/4/20		150,000	154,037
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	121,141
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,122,875	1,147,219
TD Ameritrade Holding Corp.
4.150%, 12/1/14		100,000	107,041
5.600%, 12/1/19		100,000	109,173

			27,762,384

Commercial Banks (4.9%)
American Express Bank FSB
5.500%, 4/16/13		250,000	261,533
American Express Centurion Bank
6.000%, 9/13/17		250,000	289,816
Banco do Brasil S.A./Cayman
4.500%, 1/22/15§		100,000	104,875
Banco Santander S.A./Chile
1.811%, 4/20/12(l)§		700,000	700,026
2.162%, 1/19/16(l)§		3,100,000	2,914,000
Bancolombia S.A.
4.250%, 1/12/16		200,000	206,500
Bank of Montreal
2.125%, 6/28/13		200,000	203,060
Bank of Nova Scotia
2.375%, 12/17/13		600,000	616,713
2.900%, 3/29/16		350,000	368,235
Barclays Bank plc
2.375%, 1/13/14		500,000	503,917
3.900%, 4/7/15		150,000	155,197
6.750%, 5/22/19		250,000	288,075
5.125%, 1/8/20		300,000	314,656
5.140%, 10/14/20		100,000	97,249
BB&T Corp.
3.375%, 9/25/13		200,000	207,312
3.200%, 3/15/16		300,000	314,397
6.850%, 4/30/19		100,000	123,117
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		250,000	249,110
BNP Paribas S.A.
3.250%, 3/11/15		500,000	504,950
5.000%, 1/15/21		350,000	353,298
BPCE S.A.
2.375%, 10/4/13§		3,500,000	3,481,627
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		350,000	353,330
CIT Group, Inc.
7.000%, 5/2/17§		1,200,000	1,194,000
Comerica Bank
5.750%, 11/21/16		250,000	283,575
Credit Suisse AG/New York
5.000%, 5/15/13		500,000	519,155
5.500%, 5/1/14		500,000	535,962
3.500%, 3/23/15		300,000	311,441
4.375%, 8/5/20		350,000	365,519
Discover Bank/Delaware
7.000%, 4/15/20		200,000	230,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
DnB Bank ASA
3.200%, 4/3/17(b)§		$1,400,000	$1,399,506
Fifth Third Bancorp
3.625%, 1/25/16		200,000	210,440
5.450%, 1/15/17		100,000	109,604
First Horizon National Corp.
5.375%, 12/15/15		200,000	212,499
HSBC Bank USA/New York
4.625%, 4/1/14		200,000	210,165
HSBC Holdings plc
5.100%, 4/5/21		200,000	215,756
HSBC USA, Inc.
5.000%, 9/27/20		150,000	153,360
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	686,106
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	112,207
KeyCorp
6.500%, 5/14/13		100,000	105,837
5.100%, 3/24/21		250,000	275,573
KfW
1.375%, 1/13/14		1,000,000	1,014,216
3.500%, 3/10/14		1,000,000	1,055,484
2.625%, 3/3/15		900,000	946,468
2.625%, 2/16/16		1,050,000	1,108,576
5.125%, 3/14/16		1,000,000	1,151,746
4.500%, 7/16/18		500,000	576,901
4.875%, 6/17/19		400,000	472,478
4.000%, 1/27/20		500,000	557,158
2.750%, 9/8/20		500,000	510,205
6.250%, 5/19/21	AUD	2,200,000	2,454,523
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		$400,000	416,981
5.125%, 2/1/17		500,000	579,535
Lloyds TSB Bank plc
2.911%, 1/24/14(l)		2,100,000	2,088,438
4.875%, 1/21/16		300,000	310,961
6.375%, 1/21/21		200,000	215,528
M&I Marshall & Ilsley Bank
4.850%, 6/16/15		100,000	107,178
Mellon Funding Corp.
5.000%, 12/1/14		200,000	216,457
Nordea Bank AB
1.467%, 1/14/14(l)§		2,000,000	1,993,094
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		400,000	400,789
4.875%, 2/16/16		400,000	445,458
PNC Funding Corp.
3.000%, 5/19/14		300,000	312,482
2.700%, 9/19/16		250,000	258,264
5.625%, 2/1/17		250,000	279,634
5.125%, 2/8/20		400,000	450,427
Rabobank Nederland N.V.
0.551%, 10/11/12(l)		2,900,000	2,897,150
1.850%, 1/10/14		300,000	303,171
2.125%, 10/13/15		200,000	201,516
3.875%, 2/8/22		200,000	193,226
Royal Bank of Canada
2.100%, 7/29/13		200,000	204,379
2.625%, 12/15/15		300,000	313,149
2.300%, 7/20/16		300,000	308,067
Royal Bank of Scotland Group plc
4.875%, 3/16/15		500,000	518,185
Royal Bank of Scotland plc
2.913%, 8/23/13(l)		2,000,000	1,995,506
3.950%, 9/21/15		350,000	354,469
5.625%, 8/24/20		250,000	260,313
6.125%, 1/11/21		100,000	107,473
Sovereign Bank/Delaware
8.750%, 5/30/18		100,000	116,921
SunTrust Banks, Inc.
3.600%, 4/15/16		200,000	206,738
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		100,000	114,574
Svenska Handelsbanken AB
3.125%, 7/12/16		200,000	203,791
Toronto-Dominion Bank
2.500%, 7/14/16		400,000	407,931
2.375%, 10/19/16		100,000	102,529
U.S. Bancorp
1.375%, 9/13/13		300,000	303,005
4.200%, 5/15/14		150,000	160,405
3.150%, 3/4/15		200,000	210,872
2.450%, 7/27/15		100,000	103,453
3.442%, 2/1/16		150,000	154,221
U.S. Bank N.A./Ohio
4.950%, 10/30/14		200,000	219,475
4.800%, 4/15/15		100,000	109,553
UBS AG/Connecticut
1.553%, 1/28/14(l)		100,000	99,244
2.250%, 1/28/14		2,300,000	2,301,385
3.875%, 1/15/15		250,000	260,194
5.875%, 7/15/16		250,000	263,203
5.875%, 12/20/17		250,000	276,665
5.750%, 4/25/18		300,000	328,703
4.875%, 8/4/20		200,000	208,124
UFJ Finance Aruba AEC
6.750%, 7/15/13		300,000	318,371
Union Bank N.A.
2.125%, 12/16/13		200,000	203,388
Wachovia Bank N.A.
6.000%, 11/15/17		500,000	569,797
Wachovia Corp.
5.250%, 8/1/14		350,000	377,460
5.750%, 2/1/18		300,000	346,928
Wells Fargo & Co.
4.950%, 10/16/13		200,000	211,158
3.750%, 10/1/14		350,000	370,223
3.625%, 4/15/15		200,000	212,600
5.125%, 9/15/16		250,000	275,669
5.625%, 12/11/17		650,000	751,801
Wells Fargo Bank N.A. Series AI
4.750%, 2/9/15		300,000	321,149
Westpac Banking Corp.
2.100%, 8/2/13		200,000	203,944
4.200%, 2/27/15		400,000	429,041
4.875%, 11/19/19		300,000	322,767
Zions Bancorp
7.750%, 9/23/14		100,000	109,560

			56,496,625

Consumer Finance (1.4%)
Ally Financial, Inc.
3.710%, 2/11/14(l)		1,700,000	1,674,568
American Express Co.
4.875%, 7/15/13		150,000	157,004
6.150%, 8/28/17		550,000	644,207
7.000%, 3/19/18		1,850,000	2,250,448
8.125%, 5/20/19		150,000	196,730
6.800%, 9/1/66(l)		150,000	151,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
American Express Credit Corp.
7.300%, 8/20/13	$250,000	$270,653
2.750%, 9/15/15	250,000	259,682
2.800%, 9/19/16	250,000	256,111
Capital One Bank USA N.A.
8.800%, 7/15/19	287,000	351,718
Capital One Financial Corp.
7.375%, 5/23/14	300,000	333,218
6.150%, 9/1/16	100,000	109,939
6.750%, 9/15/17	200,000	235,622
Caterpillar Financial Services Corp.
2.000%, 4/5/13	250,000	253,689
1.550%, 12/20/13	200,000	203,338
6.125%, 2/17/14	200,000	220,516
2.750%, 6/24/15	100,000	105,847
2.050%, 8/1/16	200,000	205,074
7.150%, 2/15/19	400,000	515,227
Discover Financial Services
10.250%, 7/15/19	100,000	131,375
Ford Motor Credit Co. LLC
7.500%, 8/1/12	900,000	915,750
HSBC Finance Corp.
0.831%, 4/24/12(l)	80,000	79,916
4.750%, 7/15/13	300,000	311,707
5.000%, 6/30/15	400,000	424,608
6.676%, 1/15/21	300,000	321,264
International Lease Finance Corp. Term Loan
7.000%, 3/5/16	500,000	500,905
iPayment Holdings, Inc.
15.000%, 11/15/18	2,078,750	1,855,284
SLM Corp.
5.000%, 10/1/13	300,000	307,500
6.250%, 1/25/16	250,000	260,000
8.450%, 6/15/18	300,000	333,750
8.000%, 3/25/20	200,000	217,500
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	101,133
1.250%, 11/17/14	100,000	100,834
3.200%, 6/17/15	200,000	212,969
2.800%, 1/11/16	100,000	104,511
2.000%, 9/15/16	100,000	101,833
3.400%, 9/15/21	300,000	307,892
Volkswagen International Finance N.V.
4.000%, 8/12/20§	1,600,000	1,682,726

		16,666,548

Diversified Financial Services (4.1%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	250,000	262,192
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	110,000	112,200
Axcan Intermediate Holdings, Inc.
5.500%, 2/11/17(l)	1,160,313	1,156,445
Bank of America Corp.
7.375%, 5/15/14	500,000	543,501
4.500%, 4/1/15	1,000,000	1,034,112
6.500%, 8/1/16	500,000	548,895
5.625%, 10/14/16	800,000	852,570
5.000%, 5/13/21	500,000	503,430
Boeing Capital Corp.
2.125%, 8/15/16	100,000	103,347
BP Capital Markets plc
3.625%, 5/8/14	200,000	210,151
3.875%, 3/10/15	500,000	535,904
3.125%, 10/1/15	500,000	527,903
4.500%, 10/1/20	450,000	495,405
Citigroup, Inc.
5.500%, 4/11/13	1,000,000	1,037,621
2.510%, 8/13/13(l)	400,000	401,620
6.500%, 8/19/13	3,500,000	3,709,239
5.000%, 9/15/14	500,000	516,564
6.010%, 1/15/15	500,000	543,631
4.750%, 5/19/15	200,000	210,606
5.850%, 8/2/16	400,000	435,451
5.500%, 2/15/17	150,000	157,128
6.125%, 11/21/17	500,000	558,332
6.125%, 5/15/18	500,000	555,641
8.500%, 5/22/19	600,000	737,824
5.375%, 8/9/20	100,000	107,896
CME Group, Inc.
5.750%, 2/15/14	200,000	217,947
CNG Holdings, Inc.
13.750%, 8/15/15§	1,000,000	1,082,500
Community Choice Financial, Inc.
10.750%, 5/1/19§	700,000	682,500
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	351,412
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	332,908
Fox Acquisition Sub LLC
13.375%, 7/15/16§	600,000	650,250
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14(m)	300,000	343,035
General Electric Capital Corp.
4.800%, 5/1/13	650,000	679,382
5.900%, 5/13/14	600,000	658,661
5.650%, 6/9/14	300,000	328,525
3.500%, 6/29/15	750,000	802,494
5.400%, 2/15/17	800,000	914,000
6.000%, 8/7/19	1,000,000	1,172,440
5.300%, 2/11/21	250,000	267,721
4.650%, 10/17/21	300,000	320,117
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	600,000	729,141
John Deere Capital Corp.
1.875%, 6/17/13	500,000	508,326
2.800%, 9/18/17	500,000	526,864
JPMorgan Chase & Co.
4.750%, 5/1/13	400,000	416,427
4.650%, 6/1/14	750,000	798,552
5.125%, 9/15/14	500,000	535,530
3.700%, 1/20/15	1,000,000	1,054,295
4.750%, 3/1/15	300,000	325,464
3.450%, 3/1/16	500,000	521,317
3.150%, 7/5/16	1,300,000	1,340,089
6.000%, 1/15/18	750,000	859,289
6.300%, 4/23/19	700,000	809,016
4.400%, 7/22/20	1,000,000	1,038,617
4.250%, 10/15/20	250,000	255,696
MMI International Ltd.
8.000%, 3/1/17§	1,175,000	1,217,594
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	103,973
5.250%, 1/16/18	100,000	107,193
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17	200,000	208,082
National Rural Utilities Cooperative Finance Corp.
1.900%, 11/1/15	3,025,000	3,099,660

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.050%, 3/1/16	$300,000	$316,729
5.450%, 2/1/18	250,000	291,702
NYSE Euronext
4.800%, 6/28/13	100,000	104,791
ORIX Corp.
4.710%, 4/27/15	400,000	421,138
Private Export Funding Corp.
4.550%, 5/15/15	150,000	167,386
4.950%, 11/15/15	100,000	114,132
1.375%, 2/15/17	50,000	50,052
SquareTwo Financial Corp.
11.625%, 4/1/17	1,000,000	990,000
TECO Finance, Inc.
5.150%, 3/15/20	100,000	111,971
TNK-BP Finance S.A.
7.500%, 3/13/13(m)	600,000	630,750
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,369,095
TransUnion Holding Co., Inc.
9.625%, 6/15/18 PIK§	725,000	748,563
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	200,000	193,000
Unilever Capital Corp.
2.750%, 2/10/16	100,000	105,931
4.800%, 2/15/19	200,000	233,951
Waha Aerospace B.V.
3.925%, 7/28/20§	2,125,000	2,199,375
XTRA Finance Corp.
5.150%, 4/1/17	100,000	113,657

		47,278,848

Insurance (1.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	200,000	207,664
5.800%, 3/15/18	100,000	119,676
5.900%, 6/15/19	100,000	119,904
Aegon N.V.
4.625%, 12/1/15	200,000	211,796
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	100,000	112,866
Allstate Corp.
7.500%, 6/15/13	100,000	107,913
6.200%, 5/16/14	150,000	165,141
7.450%, 5/16/19	100,000	124,998
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	126,265
American International Group, Inc.
3.750%, 11/30/13§	700,000	706,537
5.050%, 10/1/15	500,000	534,495
5.450%, 5/18/17	300,000	325,653
8.250%, 8/15/18	500,000	600,136
6.400%, 12/15/20	100,000	112,219
Aon Corp.
3.500%, 9/30/15	100,000	104,746
Aon plc
5.000%, 9/30/20	100,000	109,649
Asurion Corp.
11.000%, 8/16/19	1,450,000	1,466,675
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	214,961
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	250,000	271,096
Berkshire Hathaway, Inc.
3.200%, 2/11/15	400,000	423,385
Chubb Corp.
5.750%, 5/15/18	100,000	120,437
6.375%, 3/29/67(l)	100,000	104,000
CNA Financial Corp.
5.875%, 8/15/20	200,000	213,724
Genworth Financial, Inc.
8.625%, 12/15/16	250,000	278,754
7.700%, 6/15/20	100,000	104,245
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	100,000	102,395
5.375%, 3/15/17	100,000	106,005
5.500%, 3/30/20	100,000	106,530
Jefferson-Pilot Corp.
4.750%, 1/30/14	100,000	105,347
Lincoln National Corp.
6.250%, 2/15/20	100,000	113,697
7.000%, 5/17/66(l)	100,000	96,500
6.050%, 4/20/67(l)	100,000	93,000
Markel Corp.
7.125%, 9/30/19	100,000	113,514
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	200,000	221,255
4.800%, 7/15/21	100,000	109,435
MetLife, Inc.
2.375%, 2/6/14	300,000	306,393
6.750%, 6/1/16	250,000	296,899
7.717%, 2/15/19	300,000	378,738
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	155,912
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	250,711
Protective Life Corp.
7.375%, 10/15/19	150,000	164,573
Prudential Financial, Inc.
4.500%, 7/15/13	100,000	103,977
5.100%, 9/20/14	200,000	215,374
4.750%, 6/13/15	150,000	161,865
6.000%, 12/1/17	250,000	287,474
7.375%, 6/15/19	135,000	166,213
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	111,571
Torchmark Corp.
9.250%, 6/15/19	100,000	123,628
Travelers Cos., Inc.
5.500%, 12/1/15	100,000	113,491
5.800%, 5/15/18	250,000	300,863
Unum Group
5.625%, 9/15/20	100,000	105,765
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	103,993
Willis North America, Inc.
5.625%, 7/15/15	200,000	213,810
7.000%, 9/29/19	100,000	115,381

		11,831,244

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	125,000	133,157
4.500%, 1/15/18	100,000	104,459
5.050%, 9/1/20	100,000	104,696
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	114,465
BioMed Realty LP
6.125%, 4/15/20	100,000	110,375
Boston Properties LP
5.000%, 6/1/15	100,000	109,523
3.700%, 11/15/18	200,000	206,704
5.625%, 11/15/20	100,000	113,951

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Brandywine Operating Partnership LP
4.950%, 4/15/18	$100,000	$101,862
Camden Property Trust
4.625%, 6/15/21	100,000	103,930
CommonWealth REIT
5.750%, 11/1/15	100,000	104,610
6.650%, 1/15/18	100,000	106,930
Digital Realty Trust LP
4.500%, 7/15/15	100,000	103,879
Duke Realty LP
6.250%, 5/15/13	100,000	104,559
6.750%, 3/15/20	100,000	116,866
Equity One, Inc.
6.250%, 12/15/14	100,000	107,316
ERP Operating LP
5.125%, 3/15/16	300,000	330,284
4.750%, 7/15/20	200,000	212,870
HCP, Inc.
5.650%, 12/15/13	200,000	211,559
5.625%, 5/1/17	100,000	109,983
5.375%, 2/1/21	250,000	268,847
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	110,595
4.700%, 9/15/17	100,000	104,040
6.125%, 4/15/20	100,000	110,019
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	164,393
Hospitality Properties Trust
7.875%, 8/15/14	150,000	164,273
5.625%, 3/15/17	100,000	106,517
Kilroy Realty LP
5.000%, 11/3/15	100,000	107,075
Kimco Realty Corp.
6.875%, 10/1/19	100,000	116,444
Liberty Property LP
4.750%, 10/1/20	150,000	154,578
Realty Income Corp.
5.750%, 1/15/21	200,000	218,760
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	100,000
Simon Property Group LP
5.100%, 6/15/15	200,000	220,694
5.250%, 12/1/16	200,000	226,463
6.125%, 5/30/18	300,000	353,348
5.650%, 2/1/20	100,000	114,274
UDR, Inc.
4.250%, 6/1/18	150,000	156,494
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	102,012
4.250%, 3/1/22	100,000	97,101
Vornado Realty LP
4.250%, 4/1/15	100,000	104,706

		5,812,611

Real Estate Management & Development (0.0%)
ProLogis LP
6.250%, 3/15/17	100,000	110,750
6.625%, 5/15/18	200,000	227,139

		337,889

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	99,700
4.000%, 4/27/16	100,000	99,241

		198,941

Total Financials		166,385,090

Health Care (3.4%)
Biotechnology (0.2%)
Alkermes, Inc.
8.350%, 6/9/18	950,000	978,500
Amgen, Inc.
4.850%, 11/18/14	200,000	218,708
2.300%, 6/15/16	130,000	132,495
5.850%, 6/1/17	200,000	234,979
4.500%, 3/15/20	325,000	350,440
4.100%, 6/15/21	200,000	209,089
Genentech, Inc.
4.750%, 7/15/15	200,000	222,738

		2,346,949

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.
4.625%, 3/15/15	200,000	220,739
4.250%, 3/15/20	150,000	165,310
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	231,312
Boston Scientific Corp.
4.500%, 1/15/15	250,000	268,118
6.400%, 6/15/16	100,000	114,830
6.000%, 1/15/20	100,000	114,570
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,498
CareFusion Corp.
6.375%, 8/1/19	100,000	116,738
Covidien International Finance S.A.
1.875%, 6/15/13	100,000	100,965
2.800%, 6/15/15	100,000	104,006
6.000%, 10/15/17	100,000	119,870
DENTSPLY International, Inc.
4.125%, 8/15/21	100,000	101,929
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18§	500,000	521,250
Medtronic, Inc.
4.500%, 3/15/14	200,000	214,596
4.450%, 3/15/20	250,000	281,713
Series B
4.750%, 9/15/15	100,000	112,143
Physio-Control International, Inc.
9.875%, 1/15/19§	1,150,000	1,207,500
St. Jude Medical, Inc.
3.750%, 7/15/14	100,000	105,973
4.875%, 7/15/19	100,000	112,525
Stryker Corp.
2.000%, 9/30/16	150,000	153,683
Zimmer Holdings, Inc.
1.400%, 11/30/14	100,000	100,570
3.375%, 11/30/21	100,000	100,460

		4,673,298

Health Care Providers & Services (1.6%)
Aetna, Inc.
6.500%, 9/15/18	200,000	243,999
3.950%, 9/1/20	100,000	105,513
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	168,790
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,094,625

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Ardent Medical Services, Inc.
6.500%, 9/15/15(l)	$1,392,934	$1,389,452
Aristotle Holding, Inc.
4.750%, 11/15/21§	100,000	105,758
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	231,420
Cigna Corp.
5.125%, 6/15/20	130,000	141,832
4.375%, 12/15/20	100,000	105,000
ConvaTec Healthcare E S.A.
10.500%, 12/15/18§	600,000	619,500
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	131,700
Express Scripts, Inc.
6.250%, 6/15/14	200,000	219,428
3.125%, 5/15/16	250,000	258,719
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,098,750
HCA, Inc.
2.746%, 5/1/18	475,000	461,700
7.250%, 9/15/20	500,000	542,500
Health Management Associates, Inc.
7.375%, 1/15/20§	1,200,000	1,224,000
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	106,569
Humana, Inc.
7.200%, 6/15/18	150,000	179,386
INC Research LLC
7.000%, 7/13/18	1,691,500	1,695,729
Laboratory Corp. of America Holdings
4.625%, 11/15/20	100,000	107,019
McKesson Corp.
6.500%, 2/15/14	100,000	110,038
4.750%, 3/1/21	100,000	113,031
Medco Health Solutions, Inc.
2.750%, 9/15/15	150,000	153,275
7.125%, 3/15/18	200,000	239,297
MedImpact Holdings, Inc.
10.500%, 2/1/18§	1,375,000	1,388,750
Quest Diagnostics, Inc.
6.400%, 7/1/17	150,000	178,304
4.700%, 4/1/21	100,000	108,581
Radiation Therapy Services, Inc.
9.875%, 4/15/17	650,000	520,000
RegionalCare Hospital Partners
8.000%, 11/2/18	1,147,125	1,157,162
Res-Care, Inc.
10.750%, 1/15/19	1,200,000	1,326,000
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,295,000	1,298,237
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17	450,000	439,875
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	228,900
6.000%, 2/15/18	150,000	181,060
4.700%, 2/15/21	100,000	112,423
WellPoint, Inc.
5.250%, 1/15/16	300,000	334,729
4.350%, 8/15/20	200,000	218,029

		18,339,080

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19§	975,000	1,099,313
Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
2.500%, 7/15/13	100,000	101,526
5.000%, 7/15/20	100,000	110,106
Life Technologies Corp.
6.000%, 3/1/20	100,000	115,936
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	100,000	102,641
3.200%, 3/1/16	300,000	320,553
4.700%, 5/1/20	100,000	113,052

		863,814

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc.
2.700%, 5/27/15	150,000	158,561
5.875%, 5/15/16	100,000	117,203
5.600%, 11/30/17	300,000	362,273
4.125%, 5/27/20	250,000	279,380
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13(l)	1,200,000	1,086,000
AstraZeneca plc
5.900%, 9/15/17	250,000	300,420
Bristol-Myers Squibb Co.
5.250%, 8/15/13	100,000	106,311
5.450%, 5/1/18	100,000	119,669
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16	1,600,000	1,762,000
Eli Lilly and Co.
4.200%, 3/6/14	200,000	213,502
5.200%, 3/15/17	100,000	116,897
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	209,697
4.375%, 4/15/14	200,000	214,859
5.650%, 5/15/18	300,000	361,878
Hospira, Inc.
6.400%, 5/15/15	200,000	220,153
Johnson & Johnson
1.200%, 5/15/14	200,000	202,959
5.550%, 8/15/17	100,000	121,126
5.150%, 7/15/18	200,000	240,438
3.550%, 5/15/21	100,000	108,620
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	725,000	652,500
Merck & Co., Inc.
5.300%, 12/1/13	350,000	377,683
6.000%, 9/15/17	100,000	122,628
5.000%, 6/30/19	200,000	235,642
Novartis Capital Corp.
1.900%, 4/24/13	300,000	304,825
4.125%, 2/10/14	250,000	266,296
2.900%, 4/24/15	100,000	106,104
4.400%, 4/24/20	100,000	113,150
Novartis Securities Investment Ltd.
5.125%, 2/10/19	300,000	352,886
Pfizer, Inc.
4.500%, 2/15/14	200,000	214,762
5.350%, 3/15/15	400,000	452,726
6.200%, 3/15/19	400,000	500,233
Quintiles Transnational Corp.
7.500%, 2/22/17	1,275,000	1,276,062
Sanofi S.A.
1.625%, 3/28/14	150,000	152,923
2.625%, 3/29/16	150,000	156,846
4.000%, 3/29/21	250,000	272,301
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	100,000	113,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15		$200,000	$211,250
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21		250,000	252,500
Watson Pharmaceuticals, Inc.
6.125%, 8/15/19		100,000	112,302

			12,548,565

Total Health Care			39,871,019

Industrials (3.9%)
Aerospace & Defense (0.3%)
Boeing Co.
5.000%, 3/15/14		250,000	271,718
3.500%, 2/15/15		100,000	107,873
6.000%, 3/15/19		200,000	245,831
Embraer Overseas Ltd.
6.375%, 1/15/20		100,000	110,154
General Dynamics Corp.
4.250%, 5/15/13		100,000	104,221
5.250%, 2/1/14		300,000	325,084
Goodrich Corp.
6.125%, 3/1/19		150,000	181,874
Honeywell International, Inc.
5.300%, 3/1/18		250,000	295,714
L-3 Communications Corp.
3.950%, 11/15/16		100,000	105,197
5.200%, 10/15/19		100,000	106,968
4.950%, 2/15/21		100,000	104,542
Lockheed Martin Corp.
4.250%, 11/15/19		350,000	377,831
Northrop Grumman Corp.
3.700%, 8/1/14		150,000	157,196
Raytheon Co.
4.400%, 2/15/20		300,000	332,273
Rockwell Collins, Inc.
5.250%, 7/15/19		100,000	117,005
Textron, Inc.
5.600%, 12/1/17		100,000	108,735
5.950%, 9/21/21		100,000	109,564
United Technologies Corp.
4.875%, 5/1/15		150,000	168,149
6.125%, 2/1/19		250,000	306,627
4.500%, 4/15/20		100,000	114,335

			3,750,891

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14		100,000	110,047
United Parcel Service, Inc.
3.875%, 4/1/14		250,000	266,544
5.125%, 4/1/19		100,000	118,918
3.125%, 1/15/21		250,000	260,501

			756,010

Airlines (0.6%)
American Airlines, Inc.
Series A
8.625%, 10/15/21		400,000	421,000
Series B
7.000%, 1/31/18§		1,116,399	1,099,653
Continental Airlines, Inc.
4.750%, 1/12/21		2,549,921	2,671,042
Delta Air Lines, Inc.
4.950%, 5/23/19		290,731	308,553
Series 1A
6.200%, 7/2/18		178,058	194,315
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17		834,886	958,032
US Airways Group, Inc.
2.770%, 3/23/14(l)		1,944,444	1,786,555

			7,439,150

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16		350,000	384,795
Euramax International, Inc.
9.500%, 4/1/16		750,000	690,000
Owens Corning, Inc.
9.000%, 6/15/19		100,000	121,500

			1,196,295

Commercial Services & Supplies (1.0%)
Allied Waste North America, Inc.
6.875%, 6/1/17		100,000	104,258
Altegrity, Inc.
12.000%, 11/1/15§†		1,100,000	1,097,800
American Reprographics Co.
10.500%, 12/15/16		1,200,000	1,188,000
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		100,000	111,586
4.750%, 5/1/19		100,000	115,710
Catalent Pharma Solutions, Inc.
5.250%, 9/15/17		1,172,063	1,166,202
Cornell University
5.450%, 2/1/19		200,000	234,516
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		1,000,000	992,500
Pitney Bowes, Inc.
3.875%, 6/15/13		100,000	103,000
5.750%, 9/15/17		200,000	209,500
6.250%, 3/15/19		100,000	105,250
Republic Services, Inc.
5.500%, 9/15/19		250,000	289,904
Rocket Software, Inc.
10.250%, 2/18/19		1,000,000	995,000
Rural/Metro Corp.
10.125%, 7/15/19§		925,000	860,250
Sheridan Group, Inc.
12.500%, 4/15/14		534,943	456,039
Verisure Holding AB
8.750%, 9/1/18§	EUR	650,000	890,918
8.750%, 12/1/18§		650,000	793,218
Waste Management, Inc.
6.100%, 3/15/18		$100,000	118,175
7.375%, 3/11/19		150,000	187,969
4.750%, 6/30/20		100,000	110,938
Yale University
2.900%, 10/15/14		100,000	105,549
Zinc Capital S.A.
8.875%, 5/15/18§	EUR	1,000,000	1,263,707

			11,499,989

Construction & Engineering (0.1%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§		$900,000	895,500

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13		100,000	107,811
4.875%, 10/15/19		200,000	231,027

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Roper Industries, Inc.
6.625%, 8/15/13		$100,000	$106,728

			445,566

Industrial Conglomerates (0.9%)
3M Co.
4.375%, 8/15/13		250,000	263,511
Cooper U.S., Inc.
2.375%, 1/15/16		100,000	103,044
3.875%, 12/15/20		100,000	106,361
Danaher Corp.
5.625%, 1/15/18		200,000	237,280
3.900%, 6/23/21		100,000	109,589
GE Capital Trust I
6.375%, 11/15/67(l)		300,000	303,000
General Electric Co.
5.250%, 12/6/17		450,000	517,834
Harland Clarke Holdings Corp.
3.081%, 6/30/14(l)		465,429	432,267
6.000%, 5/15/15(l)		965,000	714,100
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13		150,000	159,611
6.875%, 8/15/18		100,000	122,443
JB Poindexter & Co., Inc.
9.000%, 4/1/22§		950,000	973,750
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18		200,000	233,392
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	1,120,500	1,554,187
Tyco Electronics Group S.A.
6.000%, 10/1/12		$1,768,000	1,810,607
6.550%, 10/1/17		100,000	117,928
Tyco International Finance S.A.
6.000%, 11/15/13		100,000	107,822
4.125%, 10/15/14		100,000	106,932
3.750%, 1/15/18		2,500,000	2,676,282
8.500%, 1/15/19		100,000	128,774
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21		100,000	124,308

			10,903,022

Machinery (0.4%)
Caterpillar, Inc.
1.375%, 5/27/14		100,000	101,469
Dover Corp.
5.450%, 3/15/18		150,000	176,079
Eaton Corp.
4.900%, 5/15/13		200,000	209,336
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK		1,243,521	1,274,609
Harsco Corp.
2.700%, 10/15/15		100,000	102,531
Illinois Tool Works, Inc.
5.150%, 4/1/14		100,000	108,626
6.250%, 4/1/19		100,000	122,164
Kennametal, Inc.
3.875%, 2/15/22		118,000	118,845
PACCAR, Inc.
6.875%, 2/15/14		100,000	111,521
Pall Corp.
5.000%, 6/15/20		100,000	109,360
Pentair, Inc.
5.000%, 5/15/21		100,000	105,484
Severstal Columbus LLC
10.250%, 2/15/18		1,200,000	1,284,000
Xylem, Inc.
3.550%, 9/20/16§		150,000	156,656

			3,980,680

Marine (0.1%)
Hapag-Lloyd AG
9.750%, 10/15/17§		850,000	824,500
Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		55,000	55,981
Equifax, Inc.
4.450%, 12/1/14		100,000	106,228
Verisk Analytics, Inc.
5.800%, 5/1/21		100,000	106,500

			268,709

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14		200,000	221,652
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		200,000	224,724
Canadian National Railway Co.
5.550%, 3/1/19		350,000	415,656
Canadian Pacific Railway Co.
7.250%, 5/15/19		45,000	54,239
CSX Corp.
7.900%, 5/1/17		250,000	312,414
7.375%, 2/1/19		200,000	251,002
Norfolk Southern Corp.
7.700%, 5/15/17		200,000	251,899
5.750%, 4/1/18		100,000	119,355
Ryder System, Inc.
7.200%, 9/1/15		100,000	115,820
3.600%, 3/1/16		100,000	104,913
Union Pacific Corp.
5.700%, 8/15/18		200,000	238,152
6.125%, 2/15/20		100,000	122,041

			2,431,867

Trading Companies & Distributors (0.1%)
GATX Corp.
3.500%, 7/15/16		150,000	153,335
4.850%, 6/1/21		100,000	103,600
Noble Group Ltd.
6.750%, 1/29/20§		600,000	591,000

			847,935

Total Industrials			45,240,114

Information Technology (1.7%)
Communications Equipment (0.2%)
Blue Coat Systems, Inc
7.500%, 1/17/18		1,200,000	1,194,000
Cisco Systems, Inc.
5.500%, 2/22/16		400,000	465,072
4.950%, 2/15/19		500,000	577,277
Harris Corp.
6.375%, 6/15/19		100,000	115,724
Motorola Solutions, Inc.
6.000%, 11/15/17		100,000	115,767
Nokia Oyj
5.375%, 5/15/19		150,000	147,821

			2,615,661

Computers & Peripherals (0.2%)
Dell, Inc.
1.400%, 9/10/13		250,000	252,080
2.300%, 9/10/15		200,000	206,936

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Hewlett-Packard Co.
4.750%, 6/2/14		$400,000	$428,190
2.350%, 3/15/15		300,000	306,037
5.500%, 3/1/18		200,000	228,160
3.750%, 12/1/20		250,000	248,387
4.375%, 9/15/21		300,000	309,758

			1,979,548

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15		150,000	152,976
Avnet, Inc.
6.000%, 9/1/15		100,000	109,334
5.875%, 6/15/20		100,000	105,882
Kemet Corp.
10.500%, 5/1/18§		225,000	241,875
10.500%, 5/1/18		770,000	831,600

			1,441,667

Internet Software & Services (0.2%)
eBay, Inc.
0.875%, 10/15/13		100,000	100,732
3.250%, 10/15/20		100,000	101,365
Go Daddy Operating Co. LLC
5.500%, 12/17/18		475,000	475,792
Google, Inc.
1.250%, 5/19/14		100,000	101,397
2.125%, 5/19/16		100,000	103,536
3.625%, 5/19/21		100,000	108,641
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13		978,951	872,490

			1,863,953

IT Services (0.5%)
Compucom Systems, Inc.
12.500%, 10/1/15§		1,250,000	1,312,500
Computer Sciences Corp.
6.500%, 3/15/18		210,000	225,894
Fiserv, Inc.
3.125%, 10/1/15		200,000	204,390
6.800%, 11/20/17		100,000	118,082
HP Enterprise Services LLC
6.000%, 8/1/13		450,000	478,350
International Business Machines Corp.
2.100%, 5/6/13		100,000	101,805
1.000%, 8/5/13		500,000	503,561
1.250%, 5/12/14		200,000	202,423
5.700%, 9/14/17		800,000	960,069
SAIC, Inc.
4.450%, 12/1/20		100,000	105,230
SRA International, Inc.
6.500%, 7/13/18		1,226,286	1,220,921
Western Union Co.
5.930%, 10/1/16		250,000	287,290

			5,720,515

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14		250,000	282,428
6.350%, 5/15/18		250,000	290,324
5.625%, 12/15/19		100,000	110,899

			683,651

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		100,000	105,073
Intel Corp.
1.950%, 10/1/16		100,000	102,415
3.300%, 10/1/21		254,000	262,300
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	51,159
Maxim Integrated Products, Inc.
3.450%, 6/14/13		100,000	102,871
National Semiconductor Corp.
3.950%, 4/15/15		100,000	108,120
Texas Instruments, Inc.
0.875%, 5/15/13		100,000	100,358
1.375%, 5/15/14		100,000	101,200
2.375%, 5/16/16		100,000	104,254

			1,037,750

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15		150,000	157,375
BMC Software, Inc.
4.250%, 2/15/22		25,000	25,065
CA, Inc.
6.125%, 12/1/14		200,000	218,368
Lawson Software, Inc.
10.000%, 4/1/19§	EUR	1,125,000	1,500,412
Microsoft Corp.
2.950%, 6/1/14		$500,000	524,929
4.200%, 6/1/19		350,000	394,756
Oracle Corp.
5.250%, 1/15/16		450,000	517,614
5.750%, 4/15/18		550,000	664,703

			4,003,222

Total Information Technology			19,345,967

Materials (2.0%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	111,373
Airgas, Inc.
3.250%, 10/1/15		100,000	104,049
Cabot Corp.
5.000%, 10/1/16		100,000	108,159
Dow Chemical Co.
7.600%, 5/15/14		300,000	339,588
2.500%, 2/15/16		100,000	102,440
8.550%, 5/15/19		250,000	326,916
4.250%, 11/15/20		250,000	261,806
4.125%, 11/15/21		100,000	102,134
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13		200,000	211,678
3.250%, 1/15/15		200,000	213,049
5.250%, 12/15/16		100,000	116,996
6.000%, 7/15/18		250,000	307,785
3.625%, 1/15/21		200,000	214,260
Eastman Chemical Co.
5.500%, 11/15/19		100,000	113,517
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/1/18		1,000,000	1,036,250
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	664,844
9.500%, 1/15/21	EUR	1,225,000	1,307,026
Monsanto Co.
5.125%, 4/15/18		$100,000	116,885
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		354,000	382,320
9.625%, 7/15/17§	EUR	712,500	1,016,780
Phibro Animal Health Corp.
9.250%, 7/1/18§		$750,000	744,375

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	$200,000	$217,901
6.500%, 5/15/19	100,000	124,336
PPG Industries, Inc.
1.900%, 1/15/16	150,000	150,584
6.650%, 3/15/18	150,000	182,501
Praxair, Inc.
2.125%, 6/14/13	150,000	152,882
4.625%, 3/30/15	200,000	221,913
4.500%, 8/15/19	100,000	113,600
3.000%, 9/1/21	100,000	101,090
Reichhold Industries, Inc.
9.000%, 8/15/14§	1,345,000	689,312
RPM International, Inc.
6.125%, 10/15/19	100,000	111,620
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	105,765
Valspar Corp.
7.250%, 6/15/19	100,000	118,689

		10,192,423

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	150,000	177,848
Berry Plastics Corp.
9.750%, 1/15/21	625,000	682,813
Packaging Corp. of America
5.750%, 8/1/13	150,000	156,000

		1,016,661

Metals & Mining (1.0%)
Alcoa, Inc.
6.000%, 7/15/13	100,000	105,851
6.750%, 7/15/18	200,000	228,299
6.150%, 8/15/20	150,000	161,837
5.400%, 4/15/21	100,000	103,635
Allegheny Technologies, Inc.
9.375%, 6/1/19	100,000	126,284
Aperam
7.750%, 4/1/18§	700,000	674,625
ArcelorMittal S.A.
5.375%, 6/1/13	200,000	207,009
9.000%, 2/15/15	125,000	143,554
3.750%, 3/1/16	100,000	99,664
4.500%, 2/25/17	100,000	100,129
6.125%, 6/1/18	200,000	209,990
9.850%, 6/1/19	150,000	180,749
5.500%, 3/1/21	250,000	244,958
6.250%, 2/25/22	50,000	50,401
Barrick Gold Corp.
1.750%, 5/30/14	120,000	121,568
2.900%, 5/30/16	200,000	208,012
6.950%, 4/1/19	100,000	123,455
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	211,308
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	200,000	208,804
5.500%, 4/1/14	500,000	547,108
6.500%, 4/1/19	300,000	371,449
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	56,833
CSN Islands XI Corp.
6.875%, 9/21/19§	800,000	905,320
CSN Resources S.A.
6.500%, 7/21/20§	900,000	1,008,000
Essar Steel Algoma, Inc.
9.375%, 3/15/15§	725,000	748,562
FMG Resources Pty Ltd.
8.250%, 11/1/19§	900,000	942,750
6.875%, 4/1/22§	250,000	243,437
Nucor Corp.
5.750%, 12/1/17	100,000	119,260
5.850%, 6/1/18	100,000	120,246
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	400,000	444,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	200,000	231,603
9.000%, 5/1/19	350,000	473,978
4.125%, 5/20/21	250,000	263,373
Ryerson Holding Corp.
(Zero Coupon), 2/1/15	2,150,000	989,000
Southern Copper Corp.
5.375%, 4/16/20	135,000	148,965
Teck Resources Ltd.
10.750%, 5/15/19	150,000	186,000
4.500%, 1/15/21	100,000	104,750
Vale Overseas Ltd.
6.250%, 1/11/16	300,000	340,455
4.625%, 9/15/20	200,000	210,421

		11,965,642

Paper & Forest Products (0.0%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	200,000	209,933
International Paper Co.
5.300%, 4/1/15	100,000	109,982
9.375%, 5/15/19	300,000	394,231

		714,146

Total Materials		23,888,872

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
6.700%, 11/15/13	100,000	109,399
5.100%, 9/15/14	200,000	219,733
2.500%, 8/15/15	500,000	520,208
5.625%, 6/15/16	200,000	233,234
5.500%, 2/1/18	300,000	353,327
4.450%, 5/15/21	500,000	553,847
BellSouth Corp.
5.200%, 9/15/14	300,000	327,647
British Telecommunications plc
5.950%, 1/15/18	200,000	231,354
CenturyLink, Inc.
6.450%, 6/15/21	200,000	207,165
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	200,000	210,562
4.875%, 7/8/14	150,000	160,631
6.750%, 8/20/18	150,000	180,486
Embarq Corp.
7.082%, 6/1/16	500,000	562,874
France Telecom S.A.
4.375%, 7/8/14	200,000	213,300
2.750%, 9/14/16	100,000	103,050
5.375%, 7/8/19	200,000	228,311
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	625,000	575,000
ITC Deltacom, Inc.
10.500%, 4/1/16	1,000,000	1,050,000
Level 3 Financing, Inc.
10.000%, 2/1/18	600,000	654,000
8.125%, 7/1/19§	600,000	618,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
PAETEC Holding Corp.
9.875%, 12/1/18	$1,200,000	$1,356,000
Qwest Corp.
8.375%, 5/1/16	400,000	468,000
Telecom Italia Capital S.A.
5.250%, 11/15/13	200,000	205,870
6.175%, 6/18/14	300,000	316,581
5.250%, 10/1/15	100,000	103,466
7.175%, 6/18/19	200,000	211,200
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	200,000	200,681
6.421%, 6/20/16	300,000	318,989
5.877%, 7/15/19	145,000	146,306
5.462%, 2/16/21	300,000	290,622
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	113,166
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	692,271
5.500%, 2/15/18	300,000	353,301
8.750%, 11/1/18	2,200,000	2,977,464
6.350%, 4/1/19	400,000	488,981
4.600%, 4/1/21	300,000	335,248
Virgin Media Secured Finance plc
5.250%, 1/15/21	100,000	106,566
Wind Acquisition Finance S.A.
7.250%, 2/15/18§	575,000	546,250
Zayo Group LLC/Zayo Capital, Inc.
10.250%, 3/15/17	750,000	838,125

		17,381,965

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	100,000	105,125
2.375%, 9/8/16	300,000	303,588
5.000%, 3/30/20	1,000,000	1,113,739
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	500,000	542,040
8.500%, 11/15/18	200,000	274,940
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	232,618
6.800%, 8/15/18	150,000	186,217
Vodafone Group plc
5.000%, 12/16/13	200,000	213,393
4.150%, 6/10/14	300,000	319,350
5.625%, 2/27/17	200,000	234,295
5.450%, 6/10/19	200,000	232,971
Term Loan
6.875%, 8/17/15	1,107,527	1,101,990

		4,860,266

Total Telecommunication Services		22,242,231

Utilities (2.2%)
Electric Utilities (1.5%)
Ameren Illinois Co.
6.250%, 4/1/18	150,000	174,881
Arizona Public Service Co.
5.800%, 6/30/14	100,000	109,239
Baltimore Gas & Electric Co.
6.125%, 7/1/13	100,000	106,025
Carolina Power & Light Co.
5.300%, 1/15/19	200,000	234,491
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	100,000	111,091
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	100,755
4.000%, 8/1/20	160,000	172,354
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	118,348
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	100,000	126,237
Series 04-A
4.700%, 2/1/14	2,900,000	3,094,324
Series 08-A
5.850%, 4/1/18	300,000	360,986
Consumers Energy Co.
6.700%, 9/15/19	250,000	312,375
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	127,960
4.300%, 6/15/20	250,000	279,096
Duke Energy Corp.
5.650%, 6/15/13	150,000	158,354
3.350%, 4/1/15	100,000	105,986
5.050%, 9/15/19	150,000	170,203
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,500,000	2,553,546
Entergy Corp.
5.125%, 9/15/20	100,000	101,422
Entergy Texas, Inc.
7.125%, 2/1/19	100,000	119,631
Exelon Corp.
4.900%, 6/15/15	200,000	218,492
Exelon Generation Co. LLC
5.350%, 1/15/14	100,000	106,672
6.200%, 10/1/17	100,000	117,217
FirstEnergy Solutions Corp.
4.800%, 2/15/15	250,000	269,943
Florida Power Corp.
4.550%, 4/1/20	25,000	28,136
Georgia Power Co.
1.300%, 9/15/13	400,000	402,379
Hydro Quebec
2.000%, 6/30/16	350,000	358,426
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	125,834
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	113,499
6.375%, 3/1/18	100,000	118,820
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	2,016,500
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	100,243
3.750%, 11/15/20	150,000	149,374
MidAmerican Energy Co.
4.650%, 10/1/14	200,000	216,564
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	175,534
Nevada Power Co.
6.500%, 8/1/18	200,000	243,697
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	100,000	102,682
7.875%, 12/15/15	100,000	120,504
6.000%, 3/1/19	100,000	115,773
Northern States Power Co.
1.950%, 8/15/15	100,000	102,985
Ohio Power Co.
6.050%, 5/1/18	200,000	235,616
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	242,297
Pacific Gas & Electric Co.
6.250%, 12/1/13	250,000	272,166

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 10/1/20	$250,000	$258,269
Peco Energy Co.
5.000%, 10/1/14	100,000	109,709
5.350%, 3/1/18	100,000	118,130
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	113,379
Progress Energy, Inc.
5.625%, 1/15/16	100,000	113,837
7.050%, 3/15/19	100,000	123,886
PSEG Power LLC
5.125%, 4/15/20	200,000	219,396
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	153,787
Public Service Co. of Oklahoma
4.400%, 2/1/21	100,000	106,490
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	212,721
3.500%, 8/15/20	100,000	105,985
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	100,000	116,974
Southern California Edison Co.
5.750%, 3/15/14	250,000	272,789
Southern Co.
4.150%, 5/15/14	145,000	154,830
Southwestern Electric Power Co.
Series E
5.550%, 1/15/17	120,000	135,067
Tampa Electric Co.
6.100%, 5/15/18	100,000	120,439
TransAlta Corp.
4.750%, 1/15/15	100,000	106,846
Union Electric Co.
6.700%, 2/1/19	100,000	122,086
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	100,000	114,698
Series B
5.000%, 6/30/19	165,000	191,780
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	166,199
2.950%, 9/15/21	100,000	100,111
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	57,661

		17,885,726

Gas Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	250,057
Atmos Energy Corp.
8.500%, 3/15/19	100,000	130,890
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	222,116
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	100,000	106,945
Series B
7.875%, 4/1/13	100,000	106,356
NGPL PipeCo LLC
7.119%, 12/15/17§	350,000	321,125
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	150,000	168,056
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17(b)	1,450,000	1,450,000
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	100,000	117,972
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	116,763

		2,990,280

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	100,000	110,048
Tennessee Valley Authority
4.750%, 8/1/13	500,000	529,354
5.500%, 7/18/17	550,000	664,081
3.875%, 2/15/21	1,000,000	1,119,264

		2,422,747

Multi-Utilities (0.2%)
Ameren Corp.
8.875%, 5/15/14	100,000	113,387
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	113,672
Dominion Resources, Inc.
1.800%, 3/15/14	100,000	101,299
5.150%, 7/15/15	200,000	223,721
8.875%, 1/15/19	200,000	268,430
DTE Energy Co.
7.625%, 5/15/14	100,000	112,618
6.350%, 6/1/16	100,000	115,522
National Grid plc
6.300%, 8/1/16	100,000	115,071
NiSource Finance Corp.
6.400%, 3/15/18	100,000	116,418
5.450%, 9/15/20	100,000	111,646
NSTAR
4.500%, 11/15/19	150,000	167,585
SCANA Corp.
6.250%, 4/1/20	100,000	114,036
Sempra Energy
6.500%, 6/1/16	60,000	71,104
6.150%, 6/15/18	100,000	119,846
Veolia Environnement S.A.
6.000%, 6/1/18	200,000	223,266
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	112,191

		2,199,812

Total Utilities		25,498,565

Total Corporate Bonds		452,873,602

Government Securities (58.8%)
Agency CMO (6.7%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17	1,200,000	1,248,000
Federal National Mortgage Association
4.000%, 12/1/39	999,900	1,048,059
4.000%, 8/1/40	755,744	792,144
4.000%, 9/1/40	1,954,658	2,048,803
4.000%, 9/1/41	1,045,043	1,095,377
4.000%, 4/25/42 TBA	2,000,000	2,096,719
4.500%, 4/25/42 TBA	47,000,000	49,988,908
3.500%, 5/25/42 TBA	8,000,000	8,190,625
4.500%, 5/25/42 TBA	11,000,000	11,682,343

		78,190,978

Foreign Governments (2.1%)
Canadian Government Bond
2.375%, 9/10/14	350,000	365,551
Development Bank of Japan
5.125%, 2/1/17	200,000	232,318

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Eksportfinans ASA
1.875%, 4/2/13		$100,000	$97,625
1.600%, 3/20/14	JPY	1,000,000	11,036
2.000%, 9/15/15		$100,000	88,125
5.500%, 6/26/17		100,000	97,125
Export Development Canada
2.250%, 5/28/15		450,000	470,711
1.250%, 10/26/16		200,000	201,056
Export-Import Bank of Korea
8.125%, 1/21/14		800,000	881,680
4.125%, 9/9/15		150,000	157,195
4.000%, 1/29/21		600,000	592,884
Federative Republic of Brazil
10.250%, 6/17/13		340,000	377,400
8.000%, 1/15/18		366,667	436,946
5.875%, 1/15/19		300,000	357,558
8.875%, 10/14/19		100,000	141,250
4.875%, 1/22/21		250,000	281,447
Japan Finance Corp.
2.500%, 1/21/16		500,000	521,343
2.250%, 7/13/16		500,000	515,818
Japan Finance Organization for Municipalities
5.000%, 5/16/17		300,000	347,088
4.000%, 1/13/21		100,000	108,622
Korea Development Bank
8.000%, 1/23/14		250,000	275,300
3.250%, 3/9/16		500,000	505,707
Korea Finance Corp.
4.625%, 11/16/21		250,000	255,712
Province of British Columbia
2.850%, 6/15/15		400,000	424,658
Province of Manitoba
4.900%, 12/6/16		400,000	460,364
Province of Nova Scotia
5.125%, 1/26/17		250,000	289,598
Province of Ontario
3.500%, 7/15/13		500,000	518,885
4.100%, 6/16/14		500,000	536,475
2.950%, 2/5/15		250,000	264,169
1.875%, 9/15/15		650,000	666,288
4.950%, 11/28/16		550,000	632,900
4.000%, 10/7/19		600,000	667,877
Province of Quebec
4.875%, 5/5/14		340,000	369,089
4.600%, 5/26/15		150,000	166,409
4.625%, 5/14/18		200,000	230,115
3.500%, 7/29/20		200,000	214,852
Republic of Chile
3.875%, 8/5/20		200,000	214,422
Republic of Colombia
8.250%, 12/22/14		500,000	587,312
4.375%, 7/12/21		350,000	379,146
Republic of Italy
4.375%, 6/15/13		500,000	511,520
4.500%, 1/21/15		500,000	517,323
5.250%, 9/20/16		630,000	656,829
Republic of Korea
5.750%, 4/16/14		1,750,000	1,891,400
7.125%, 4/16/19		1,850,000	2,290,902
Republic of Panama
5.200%, 1/30/20		200,000	229,500
Republic of Peru
8.375%, 5/3/16		100,000	124,000
7.125%, 3/30/19		100,000	127,150
Republic of Poland
5.250%, 1/15/14		250,000	264,354
6.375%, 7/15/19		500,000	582,500
Republic of South Africa
6.875%, 5/27/19		250,000	301,563
5.500%, 3/9/20		250,000	279,687
State of Israel
5.125%, 3/1/14		120,000	127,350
5.500%, 11/9/16		100,000	113,000
5.125%, 3/26/19		200,000	221,750
Svensk Exportkredit AB
3.250%, 9/16/14		300,000	316,000
5.125%, 3/1/17		200,000	228,605
United Mexican States
5.875%, 2/17/14		500,000	543,000
6.625%, 3/3/15		250,000	285,000
5.625%, 1/15/17		500,000	578,000
8.125%, 12/30/19		300,000	400,744

			24,532,233

Municipal Bonds (2.5%)
City of New York, New York
6.246%, 6/1/35		1,200,000	1,360,620
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30		1,500,000	1,747,155
Metro Wastewater Reclamation District
4.718%, 4/1/19		1,000,000	1,171,960
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,414,150
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		1,000,000	1,121,600
Northern California Power Agency
7.311%, 6/1/40		1,000,000	1,152,640
Port Authority of New York & New Jersey
5.647%, 11/1/40		700,000	825,769
San Diego County Regional Airport Authority
6.628%, 7/1/40		500,000	539,510
Seminole County Florida Water & Sewer
6.443%, 10/1/40		800,000	863,912
State of California
3.950%, 11/1/15		400,000	429,068
7.550%, 4/1/39		3,000,000	3,892,440
State of Illinois
4.071%, 1/1/14		100,000	103,647
4.421%, 1/1/15		100,000	104,785
5.665%, 3/1/18		500,000	545,375
State of Illinois Toll Highway Authority
5.293%, 1/1/24		3,000,000	3,222,210
Texas State Transportation Commission
5.028%, 4/1/26		1,800,000	2,087,172
University of California Medical Center
5.435%, 5/15/23		4,700,000	5,281,954
University of Texas
6.276%, 8/15/41		2,900,000	3,320,326

			29,184,293

Supranational (1.9%)
African Development Bank
3.000%, 5/27/14		500,000	524,943
2.500%, 3/15/16		150,000	158,527
Asian Development Bank
3.625%, 9/5/13		500,000	522,167
2.750%, 5/21/14		500,000	522,904
4.250%, 10/20/14		250,000	272,618
2.500%, 3/15/16		250,000	264,699
5.500%, 6/27/16		250,000	295,841
1.875%, 10/23/18		250,000	253,100

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Corp. Andina de Fomento
3.750%, 1/15/16	$250,000	$260,487
8.125%, 6/4/19	250,000	309,772
Council of Europe Development Bank
2.625%, 2/16/16	400,000	417,137
European Bank for Reconstruction & Development
3.625%, 6/17/13	350,000	363,302
1.625%, 9/3/15	250,000	256,211
1.375%, 10/20/16	250,000	252,232
European Investment Bank
4.250%, 7/15/13	1,390,000	1,452,515
3.000%, 4/8/14	1,000,000	1,043,083
3.125%, 6/4/14	750,000	786,343
1.125%, 8/15/14	1,000,000	1,005,302
2.875%, 1/15/15	500,000	526,065
2.750%, 3/23/15	500,000	525,570
4.875%, 2/16/16	1,100,000	1,248,947
2.125%, 7/15/16	1,000,000	1,030,184
4.875%, 1/17/17	550,000	634,429
2.875%, 9/15/20	500,000	510,231
4.000%, 2/16/21	200,000	220,567
Inter-American Development Bank
3.000%, 4/22/14	750,000	786,026
5.125%, 9/13/16	280,000	327,889
1.375%, 10/18/16	250,000	252,085
4.250%, 9/10/18	500,000	576,730
3.875%, 2/14/20	500,000	565,462
International Bank for Reconstruction & Development
3.625%, 5/21/13	500,000	518,260
3.500%, 10/8/13	800,000	836,681
1.125%, 8/25/14	500,000	506,067
2.375%, 5/26/15	500,000	524,593
2.125%, 3/15/16	1,000,000	1,042,113
International Finance Corp.
3.500%, 5/15/13	200,000	206,797
3.000%, 4/22/14	500,000	524,122
2.250%, 4/11/16	500,000	524,813
2.125%, 11/17/17	250,000	259,125
Nordic Investment Bank
3.625%, 6/17/13	250,000	259,281
5.000%, 2/1/17	250,000	293,132

		21,660,352

U.S. Government Agencies (6.0%)
Federal Farm Credit Bank
1.375%, 6/25/13	200,000	202,597
1.125%, 2/27/14	1,650,000	1,671,267
1.500%, 11/16/15	1,000,000	1,024,726
4.875%, 1/17/17	700,000	822,820
Federal Home Loan Bank
5.125%, 8/14/13	1,200,000	1,278,727
4.000%, 9/6/13	1,400,000	1,473,063
3.625%, 10/18/13	1,900,000	1,995,918
0.550%, 10/25/13	400,000	400,766
0.375%, 11/27/13	250,000	249,991
5.250%, 6/18/14	800,000	885,017
1.000%, 8/8/14	400,000	400,360
5.500%, 8/13/14	850,000	951,388
0.500%, 8/28/14	500,000	499,737
1.630%, 8/20/15	400,000	411,364
0.750%, 8/21/15	100,000	99,968
5.375%, 5/18/16	1,000,000	1,179,421
4.750%, 12/16/16	1,250,000	1,457,559
5.000%, 11/17/17	1,250,000	1,494,939
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,150,000	1,301,912
Federal Home Loan Mortgage Corp.
4.500%, 7/15/13	1,000,000	1,054,377
0.500%, 10/18/13	1,000,000	1,001,498
0.550%, 10/25/13	1,000,000	1,000,273
4.875%, 11/15/13	1,000,000	1,072,978
0.550%, 12/27/13	500,000	501,208
2.500%, 1/7/14	1,690,000	1,752,699
0.550%, 1/9/14	300,000	300,756
4.500%, 1/15/14	500,000	535,303
1.375%, 2/25/14	1,900,000	1,935,591
0.700%, 5/1/14	400,000	400,196
5.000%, 7/15/14	680,000	750,118
1.200%, 7/25/14	200,000	200,666
3.000%, 7/28/14	350,000	370,413
1.100%, 8/8/14	300,000	300,985
0.800%, 10/24/14	400,000	400,172
1.000%, 11/3/14	1,000,000	1,000,771
1.000%, 12/5/14	200,000	200,937
0.875%, 12/19/14	500,000	501,797
1.000%, 12/19/14	400,000	401,936
0.850%, 1/9/15	200,000	200,664
0.800%, 1/13/15	100,000	100,371
4.500%, 1/15/15	1,000,000	1,109,436
2.875%, 2/9/15	1,500,000	1,598,128
0.550%, 2/27/15	500,000	498,369
1.500%, 7/13/15	200,000	200,724
1.050%, 9/28/15	200,000	200,564
4.750%, 11/17/15	1,000,000	1,139,798
0.850%, 2/24/16	500,000	498,436
5.125%, 10/18/16	1,000,000	1,176,467
1.600%, 11/2/16	400,000	402,853
1.625%, 11/14/16	400,000	403,020
2.250%, 1/23/17	200,000	205,737
2.000%, 2/1/17	200,000	201,242
2.000%, 2/27/17	500,000	503,779
5.000%, 4/18/17	300,000	354,258
5.500%, 8/23/17	450,000	547,243
2.000%, 7/30/19	100,000	99,342
2.375%, 1/13/22	1,000,000	981,832
Federal National Mortgage Association
4.375%, 7/17/13	1,650,000	1,737,438
1.000%, 9/23/13	2,050,000	2,069,816
0.500%, 10/3/13	500,000	500,067
1.125%, 10/8/13	100,000	101,042
1.000%, 10/15/13	100,000	100,870
4.625%, 10/15/13	1,460,000	1,555,797
0.600%, 10/25/13	1,000,000	1,002,240
0.625%, 12/6/13	500,000	501,419
0.750%, 12/18/13	2,000,000	2,009,066
1.350%, 2/24/14	150,000	152,422
2.500%, 5/15/14	2,500,000	2,609,142
3.000%, 9/16/14	1,000,000	1,056,923
0.700%, 10/17/14	1,000,000	1,000,283
0.800%, 10/17/14	1,000,000	1,000,306
0.750%, 11/21/14	400,000	400,994
0.900%, 12/5/14	500,000	501,970
1.000%, 12/5/14	1,000,000	1,001,500
1.000%, 1/26/15	500,000	501,958
0.550%, 2/27/15	300,000	299,021
0.625%, 2/27/15	1,000,000	998,897
2.375%, 7/28/15	1,200,000	1,264,584
1.875%, 9/9/15	250,000	259,140
0.750%, 9/14/15	200,000	199,642

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 10/15/15	$100,000	$103,661
5.000%, 3/15/16	1,150,000	1,331,180
2.250%, 6/6/16	400,000	401,548
1.750%, 11/14/16	400,000	403,520
5.000%, 2/13/17	1,000,000	1,178,219
1.250%, 2/27/17	100,000	99,858
1.250%, 3/6/17	200,000	199,748
1.200%, 3/8/17	100,000	99,701
5.000%, 5/11/17	1,390,000	1,641,105
5.375%, 6/12/17	1,450,000	1,742,275
1.750%, 1/30/19	200,000	197,733

		70,129,562

U.S. Treasuries (39.6%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,130,089
9.250%, 2/15/16	3,000,000	3,978,222
7.500%, 11/15/16	2,500,000	3,239,160
9.125%, 5/15/18	840,000	1,227,854
8.875%, 2/15/19	500,000	741,446
8.125%, 8/15/19	1,980,000	2,877,516
8.750%, 8/15/20	2,880,000	4,428,795
U.S. Treasury Notes
3.125%, 4/30/13	5,300,000	5,464,797
1.375%, 5/15/13	3,000,000	3,037,559
0.500%, 5/31/13	10,000,000	10,029,297
1.000%, 7/15/13	6,500,000	6,560,937
3.375%, 7/31/13	2,520,000	2,623,753
0.750%, 8/15/13	7,200,000	7,246,266
3.125%, 8/31/13	3,000,000	3,120,000
0.750%, 9/15/13	5,000,000	5,033,594
0.125%, 9/30/13	1,900,000	1,895,324
3.125%, 9/30/13	1,250,000	1,302,857
0.500%, 10/15/13	9,750,000	9,779,326
2.750%, 10/31/13	2,520,000	2,616,813
0.500%, 11/15/13	5,000,000	5,015,429
4.250%, 11/15/13	4,100,000	4,360,735
2.000%, 11/30/13	5,050,000	5,190,848
0.750%, 12/15/13	3,000,000	3,022,148
1.500%, 12/31/13	4,940,000	5,041,694
1.750%, 1/31/14	3,090,000	3,169,966
4.000%, 2/15/14	2,000,000	2,135,781
0.250%, 2/28/14	4,300,000	4,293,785
1.875%, 2/28/14	3,500,000	3,602,061
0.250%, 3/31/14	3,000,000	2,994,961
1.750%, 3/31/14	5,000,000	5,139,062
1.875%, 4/30/14	8,000,000	8,248,438
1.000%, 5/15/14	3,000,000	3,039,492
4.750%, 5/15/14	5,000,000	5,460,156
2.625%, 6/30/14	5,000,000	5,249,219
0.500%, 8/15/14	2,500,000	2,504,590
4.250%, 8/15/14	1,500,000	1,634,883
2.375%, 8/31/14	9,200,000	9,627,297
2.375%, 9/30/14	8,000,000	8,381,562
0.500%, 10/15/14	4,000,000	4,004,531
4.250%, 11/15/14	2,700,000	2,964,094
2.625%, 12/31/14	8,500,000	8,992,070
2.250%, 1/31/15	5,500,000	5,768,125
4.000%, 2/15/15	2,410,000	2,648,458
2.500%, 4/30/15	9,000,000	9,532,617
4.125%, 5/15/15	2,000,000	2,219,609
1.875%, 6/30/15	8,550,000	8,900,016
4.250%, 8/15/15	2,790,000	3,126,653
1.250%, 9/30/15	6,450,000	6,583,031
1.250%, 10/31/15	5,000,000	5,100,000
1.375%, 11/30/15	8,150,000	8,347,383
4.500%, 2/15/16	2,000,000	2,285,859
2.625%, 2/29/16	4,000,000	4,284,688
2.375%, 3/31/16	3,000,000	3,186,797
5.125%, 5/15/16	3,350,000	3,935,072
3.250%, 6/30/16	3,000,000	3,297,656
3.125%, 10/31/16	5,400,000	5,924,180
0.875%, 12/31/16	4,000,000	3,979,531
3.250%, 12/31/16	2,350,000	2,595,649
3.125%, 1/31/17	2,200,000	2,418,883
4.625%, 2/15/17	4,450,000	5,211,541
0.875%, 2/28/17	3,500,000	3,475,664
3.000%, 2/28/17	4,300,000	4,706,484
1.000%, 3/31/17	3,000,000	2,993,789
3.250%, 3/31/17	2,400,000	2,657,531
3.125%, 4/30/17	4,100,000	4,515,606
4.500%, 5/15/17	2,000,000	2,340,547
2.750%, 5/31/17	3,000,000	3,248,438
2.375%, 7/31/17	3,000,000	3,189,844
4.750%, 8/15/17	2,600,000	3,087,906
1.875%, 8/31/17	3,500,000	3,628,516
1.875%, 9/30/17	3,200,000	3,314,125
1.875%, 10/31/17	5,000,000	5,175,391
2.250%, 11/30/17	1,150,000	1,213,295
2.625%, 1/31/18	2,500,000	2,688,574
3.500%, 2/15/18	3,250,000	3,653,076
2.625%, 4/30/18	3,000,000	3,224,531
2.375%, 5/31/18	3,000,000	3,175,781
2.250%, 7/31/18	5,000,000	5,248,438
4.000%, 8/15/18	1,300,000	1,506,883
1.500%, 8/31/18	4,000,000	4,011,250
1.375%, 9/30/18	5,500,000	5,463,906
3.750%, 11/15/18	5,110,000	5,844,962
1.375%, 12/31/18	5,000,000	4,947,852
2.750%, 2/15/19	5,600,000	6,033,563
3.125%, 5/15/19	5,650,000	6,222,725
3.625%, 8/15/19	2,000,000	2,270,234
3.625%, 2/15/20	6,000,000	6,807,187
3.500%, 5/15/20	4,000,000	4,500,000
1.250%, 7/15/20	700,000	831,693
2.625%, 8/15/20	8,850,000	9,331,910
2.625%, 11/15/20	6,000,000	6,310,781
1.125%, 1/15/21	600,000	700,400
3.625%, 2/15/21	5,000,000	5,660,938
3.125%, 5/15/21	7,000,000	7,620,157
0.625%, 7/15/21	300,000	326,649
2.125%, 8/15/21	6,000,000	5,996,485
2.000%, 11/15/21	3,700,000	3,642,910
0.125%, 1/15/22#	9,500,000	9,746,383
2.000%, 2/15/22	27,700,000	27,169,805

		460,236,364

Total Government Securities		683,933,782

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A.
0.756%, 2/14/14(p)	5,600,000	5,589,444

Total Financials		5,589,444

Total Time Deposits		5,589,444

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Total Long-Term Debt Securities (101.3%) (Cost $1,139,284,293)		$1,178,485,837

	Number of Shares	Value (Note 1)
COMMON STOCK:
Consumer Discretionary (0.0%)
Media (0.0%)
Network Communications, Inc. (ADR)(b)*†	310,800	15,540

Total Common Stocks (0.0%) (Cost $15,540)		15,540

	Number of Warrants	Value (Note 1)
WARRANT:
Industrials (0.0%)
Marine (0.0%)
Horizon Lines, Inc., expiring 9/27/36(b)*† (Cost $186,869)	776,939	179,628

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.9%)
U.S. Treasury Bills
0.10%, 8/9/12 #(p)	$143,000	142,946
0.12%, 8/30/12 (p)	1,900,000	1,899,050
0.12%, 9/6/12 (p)	2,100,000	2,098,855
0.13%, 9/13/12 (p)	900,000	899,467
0.13%, 9/20/12 (p)	2,200,000	2,198,589
0.12%, 10/18/12 (p)	100,000	99,931
0.17%, 2/7/13 (p)	500,000	499,277
0.17%, 3/7/13 (p)	2,100,000	2,096,639

Total Short-Term Investments (0.9%)
(Cost $9,934,108)		9,934,754

Total Investments Before Options Written (102.2%)
(Cost $1,149,420,810)		1,188,615,759

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
May 2012 @ $128.00*	(17)	(35,594)

		(35,594)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes
May 2012 @ $128.00*	(17)	(10,359)

		(10,359)

Total Options Written (0.0%)
(Premiums Received $47,498)		(45,953)

Total Investments after Options Written (102.2%) (Cost $1,149,373,312)		1,188,569,806
Other Assets Less Liabilities (-2.2%)		(25,635,192)

Net Assets (100%)		$1,162,934,614

*	Non-income producing.

†	Securities (totaling $6,402,667 or 0.6% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2012, the market value of these securities amounted to $93,131,848 or 8.0% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $194,243

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
JPY	—	Japanese Yen
PIK	—	Payment-in Kind Security
TBA	—	Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	154	June-12	$18,482,311	$18,517,643	$35,332

At March 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	JPMorgan Chase Bank	111	$114,403	$115,829	$(1,426)
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	JPMorgan Chase Bank	126	129,863	129,656	207
British Pound vs. U.S. Dollar, expiring 6/12/12	Citibank N.A.	130	207,833	205,491	2,342
Chinese Renminbi vs. U.S. Dollar, expiring 6/1/12	Citibank N.A.	21,872	3,469,379	3,435,799	33,580
European Union Euro vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	225	300,093	297,326	2,767
European Union Euro vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	750	1,000,311	983,865	16,446
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Barclays Bank plc	1,132	1,509,829	1,507,930	1,899
Korean Won vs. U.S. Dollar, expiring 7/12/12	Citibank N.A.	4,512,068	3,954,399	3,997,048	(42,649)
Mexican Peso vs. U.S. Dollar, expiring 6/15/12	HSBC Bank plc	118	9,169	9,196	(27)
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	Morgan Stanley	6,964	5,539,966	5,543,000	(3,034)
Taiwan Dollar vs. U.S. Dollar, expiring 4/9/12	Barclays Bank plc	573	19,407	18,959	448

					$10,553

	Counterparty	Local Contract Sell Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Barclays Bank plc	7,049	$7,366,607	$7,265,091	$101,516
Australian Dollar vs. U.S. Dollar, expiring 5/17/12	Barclays Bank plc	416	437,392	428,753	8,639
British Pound vs. U.S. Dollar, expiring 6/12/12	Barclays Bank plc	83	130,523	132,693	(2,170)
British Pound vs. U.S. Dollar, expiring 6/12/12	Royal Bank of Canada	123	193,279	196,642	(3,363)
European Union Euro vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	3,300	4,198,591	4,401,366	(202,775)
European Union Euro vs. U.S. Dollar, expiring 4/12/12	JPMorgan Chase Bank	125	163,931	166,718	(2,787)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Bank Of Nova Scotia	2	2,619	2,668	(49)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Barclays Bank plc	138	176,649	184,060	(7,411)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Citibank N.A.	5,669	7,333,220	7,561,151	(227,931)
European Union Euro vs. U.S. Dollar, expiring 4/16/12	Royal Bank of Canada	4,242	5,524,866	5,657,859	(132,993)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)		U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 5/14/12	JPMorgan Chase Bank	1,199		$1,584,875	$1,599,753	$(14,878)
European Union Euro vs. U.S. Dollar, expiring 6/7/12	JPMorgan Chase Bank	975		1,279,161	1,300,798	(21,637)
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	Citibank N.A.	190,572		2,319,444	2,303,788	15,656
Japanese Yen vs. U.S. Dollar, expiring 6/7/12	Citibank N.A.	935		11,283	11,303	(20)
Korean Won vs. U.S. Dollar, expiring 7/12/12	Goldman Sachs & Co.	1,693,478		1,490,999	1,484,172	6,827
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	Credit Suisse First Boston	7		5,924	5,878	46
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	Goldman Sachs & Co.	669		531,000	532,484	(1,484)
Singapore Dollar vs. U.S. Dollar, expiring 5/15/12	HSBC Bank plc	—	##	61	60	1

						$(484,813)

						$(474,260)

##	Value is less than 500.

Options Written:

Options written through the period ended March 31, 2012 were as follows:
	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2012	—	$—
Options Written	34	47,498
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – March 31, 2012	34	$47,498

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$5,476,847	$3,574,433	$9,051,280
Non-Agency CMO	—	25,898,101	—	25,898,101
Common Stocks
Consumer Discretionary	—	—	15,540	15,540
Convertible Bonds
Industrials	—	1,031,719	107,909	1,139,628
Corporate Bonds
Consumer Discretionary	—	33,510,332	1,427,357	34,937,689
Consumer Staples	—	31,728,412	—	31,728,412
Energy	—	43,735,643	—	43,735,643
Financials	—	166,385,090	—	166,385,090
Health Care	—	39,871,019	—	39,871,019
Industrials	—	44,142,314	1,097,800	45,240,114
Information Technology	—	19,345,967	—	19,345,967
Materials	—	23,888,872	—	23,888,872
Telecommunication Services	—	22,242,231	—	22,242,231
Utilities	—	25,498,565	—	25,498,565
Forward Currency Contracts	—	190,374	—	190,374
Futures	35,332	—	—	35,332
Government Securities
Agency CMO	—	78,190,978	—	78,190,978
Foreign Governments	—	24,532,233	—	24,532,233
Municipal Bonds	—	29,184,293	—	29,184,293
Supranational	—	21,660,352	—	21,660,352
U.S. Government Agencies	—	70,129,562	—	70,129,562
U.S. Treasuries	—	460,236,364	—	460,236,364
Short-Term Investments	—	9,934,754	—	9,934,754
Time Deposits
Financials	—	5,589,444	—	5,589,444
Warrants
Industrials	—	—	179,628	179,628

Total Assets	$35,332	$1,182,403,466	$6,402,667	$1,188,841,465

Liabilities:
Forward Currency Contracts	$—	$(664,634)	$—	$(664,634)
Options Written
Call Options Written	(35,594)	—	—	(35,594)
Put Options Written	(10,359)	—	—	(10,359)

Total Liabilities	$(45,953)	$(664,634)	$—	$(710,587)

Total	$(10,621)	$1,181,738,832	$6,402,667	$1,188,130,878

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds - Asset-Backed Securities	Investments in Corporate Bonds-Consumer Discretionary
Balance as of 12/31/11	$3,580,007	$1,427,357
Total gains or losses (realized/unrealized) included in earnings	(5,574)	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$3,574,433	$1,427,357

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$(5,574)	$—

	Investments in Corporate Bonds- Industrials	Investments in Common Stock-Consumer Discretionary
Balance as of 12/31/11	$2,289,376	$15,540
Total gains or losses (realized/unrealized) included in earnings	182,466	—
Purchases	—	—
Sales	(262,579)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(1,003,554)	—

Balance as of 3/31/12	$1,205,709	$15,540

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$25,998	$—

Investments in Warrants-Industrials
Balance as of 12/31/11	$49,569
Total gains or losses (realized/unrealized) included in earnings	59,993
Purchases	70,069
Sales	(3)
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/12	$179,628

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$59,990

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Bonds-Asset-Backed Securities	$3,574,433	Market Comparables	Comparability Adjustments	Not Applicable

Corporate Bonds- Consumer Discretionary	1,427,357	Intrinsic Value	Anticipated Asset Value	Not Applicable

		Market Comparable	Trading in Similar Security	Not Applicable

Corporate Bonds- Industrials	1,205,709	Bid Pricing	Offered Quote	Not Applicable

Common Stocks-Consumer Discretionary	15,540	Intrinsic Value	Anticipated Asset Value	Not Applicable

Warrants-Industrials	179,628	Intrinsic Value	Intrinsic Calculation	Not Applicable

	$6,402,667

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$407,794,693
Long-term U.S. Treasury securities	317,840,681

$725,635,374

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$824,228,520
Long-term U.S. Treasury securities	529,523,105

$1,353,751,625

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,196,509
Aggregate gross unrealized depreciation	(9,234,534)

Net unrealized appreciation	$38,961,975

Federal income tax cost of investments	$1,149,653,784

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	4,908	$57,473
Amerigon, Inc.*	214,352	3,468,215
Cooper Tire & Rubber Co.	21,728	330,700
Dana Holding Corp.	48,356	749,518
Dorman Products, Inc.*	3,798	192,179
Drew Industries, Inc.*	2,468	67,401
Exide Technologies, Inc.*	7,091	22,195
Fuel Systems Solutions, Inc.*	41,770	1,092,703
Stoneridge, Inc.*	9,424	93,204
Tenneco, Inc.*	21,240	789,066
Tower International, Inc.*	2,290	27,892

		6,890,546

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	102,273

Distributors (0.1%)
Core-Mark Holding Co., Inc.	578	23,663
Pool Corp.	16,939	633,858

		657,521

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	6,336	240,768
Archipelago Learning, Inc.*	2,536	28,200
Bridgepoint Education, Inc.*	6,168	152,658
Capella Education Co.*	4,788	172,129
Coinstar, Inc.*	11,048	702,100
Grand Canyon Education, Inc.*	10,111	179,571
Hillenbrand, Inc.	21,931	503,316
K12, Inc.*	9,190	217,160
Matthews International Corp., Class A	4,014	127,003
National American University Holdings, Inc.	3,205	20,192
Sotheby’s, Inc.	23,724	933,302
Steiner Leisure Ltd.*	5,266	257,139
Strayer Education, Inc.	4,288	404,273
Universal Technical Institute, Inc.	7,899	104,188

		4,041,999

Hotels, Restaurants & Leisure (3.7%)
AFC Enterprises, Inc.*	8,812	149,452
Ambassadors Group, Inc.	1,196	6,399
Ameristar Casinos, Inc.	11,257	209,718
Biglari Holdings, Inc.*	42	16,920
BJ’s Restaurants, Inc.*	8,460	425,961
Bravo Brio Restaurant Group, Inc.*	29,063	580,098
Buffalo Wild Wings, Inc.*	6,439	583,953
Caesars Entertainment Corp.*	3,879	57,176
Caribou Coffee Co., Inc.*	69,772	1,300,550
Carrols Restaurant Group, Inc.*	4,538	69,205
CEC Entertainment, Inc.	6,324	239,743
Cheesecake Factory, Inc.*	19,173	563,494
Churchill Downs, Inc.	1,167	65,235
Country Style Cooking Restaurant Chain Co., Ltd. (ADR)*	56,907	546,876
Cracker Barrel Old Country Store, Inc.	7,582	423,076
Denny’s Corp.*	25,078	101,315
DineEquity, Inc.*	5,472	271,411
Domino’s Pizza, Inc.	7,794	282,922
Dunkin’ Brands Group, Inc.	54,704	1,647,137
Einstein Noah Restaurant Group, Inc.	1,820	27,154
Interval Leisure Group, Inc.	14,207	247,202
Jack in the Box, Inc.*	872	20,902
Jamba, Inc.*	22,573	46,726
Krispy Kreme Doughnuts, Inc.*	20,396	148,891
Lakes Entertainment, Inc.*	1,935	3,483
Life Time Fitness, Inc.*	13,471	681,228
Morgans Hotel Group Co.*	2,739	13,558
P.F. Chang’s China Bistro, Inc.	110,627	4,371,979
Papa John’s International, Inc.*	6,592	248,255
Peet’s Coffee & Tea, Inc.*	20,041	1,477,022
Pinnacle Entertainment, Inc.*	1,296	14,917
Red Robin Gourmet Burgers, Inc.*	4,076	151,586
Ruth’s Hospitality Group, Inc.*	1,939	14,717
Scientific Games Corp., Class A*	10,556	123,083
Shuffle Master, Inc.*	67,664	1,190,886
Six Flags Entertainment Corp.	14,613	683,450
Sonic Corp.*	21,592	165,827
Texas Roadhouse, Inc.	20,408	339,589
Town Sports International Holdings, Inc.*	3,037	38,357
Vail Resorts, Inc.	72,748	3,146,351

		20,695,804

Household Durables (0.5%)
American Greetings Corp., Class A	880	13,499
Brookfield Incorporacoes S.A.	330,088	1,057,830
Ethan Allen Interiors, Inc.	2,948	74,643
iRobot Corp.*	50,977	1,389,633
Libbey, Inc.*	7,030	90,968
Skullcandy, Inc.*	1,117	17,682
Universal Electronics, Inc.*	2,010	40,160
Zagg, Inc.*	7,712	81,979

		2,766,394

Internet & Catalog Retail (1.4%)
Blue Nile, Inc.*	69,290	2,285,184
Geeknet, Inc.*	1,542	22,297
HSN, Inc.	14,059	534,664
MakeMyTrip Ltd.*	74,759	1,717,214
Nutrisystem, Inc.	9,506	106,753
Ocado Group plc*	620,314	1,136,060
Overstock.com, Inc.*	4,221	22,118
Peixe Urbano, Inc. (ADR)(b)*†	10,195	285,284
PetMed Express, Inc.	7,119	88,133
Shutterfly, Inc.*	43,694	1,368,933
U.S. Auto Parts Network, Inc.*	5,340	19,278
Valuevision Media, Inc., Class A*	11,676	24,169

		7,610,087

Leisure Equipment & Products (0.3%)
Brunswick Corp.	31,290	805,718
Marine Products Corp.	1,524	9,068
Smith & Wesson Holding Corp.*	7,211	55,885
Sturm Ruger & Co., Inc.	6,611	324,600
Universal Entertainment Corp.	24,000	538,166

		1,733,437

Media (2.1%)
Arbitron, Inc.	9,523	352,161
Belo Corp., Class A	9,480	67,972
Cinemark Holdings, Inc.	29,662	651,081
Crown Media Holdings, Inc., Class A*	2,058	3,272
Cumulus Media, Inc., Class A*	2,666	9,304
Digital Domain Media Group, Inc.*	702	3,994
Digital Generation, Inc.*	7,569	77,279
Entravision Communications Corp., Class A	11,354	19,415
Global Sources Ltd.*	3,683	22,687
Knology, Inc.*	9,783	178,051
Lamar Advertising Co., Class A*	82,578	2,676,353
Legendary Pictures, Inc. (ADR)(b)*†	577	524,355
LIN TV Corp., Class A*	779	3,155
Lions Gate Entertainment Corp.*	229,657	3,196,825

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
MDC Partners, Inc., Class A	8,895	$98,912
Morningstar, Inc.	35,192	2,218,856
National CineMedia, Inc.	19,307	295,397
Nexstar Broadcasting Group, Inc., Class A*	751	6,241
Pandora Media, Inc.*	76,356	779,595
ReachLocal, Inc.*	3,568	25,440
Rentrak Corp.*	3,276	74,365
Sinclair Broadcast Group, Inc., Class A	1,316	14,555
Valassis Communications, Inc.*	15,689	360,847
Value Line, Inc.	550	6,754
World Wrestling Entertainment, Inc., Class A	8,684	77,027

		11,743,893

Multiline Retail (0.0%)
Gordmans Stores, Inc.*	1,797	39,480

Specialty Retail (2.9%)
Aeropostale, Inc.*	28,435	614,765
America’s Car-Mart, Inc.*	24,404	1,073,288
ANN, Inc.*	16,968	485,964
Ascena Retail Group, Inc.*	22,052	977,345
Body Central Corp.*	68,529	1,988,712
Buckle, Inc.	9,464	453,326
Cato Corp., Class A	9,625	266,035
Citi Trends, Inc.*	52,614	602,956
Conn’s, Inc.*	454	6,969
Cost Plus, Inc.*	4,267	76,379
Destination Maternity Corp.	3,844	71,383
Express, Inc.*	19,407	484,787
Finish Line, Inc., Class A	5,529	117,325
Francesca’s Holdings Corp.*	39,355	1,244,012
Genesco, Inc.*	832	59,613
GNC Holdings, Inc., Class A	8,021	279,853
hhgregg, Inc.*	403	4,586
Hibbett Sports, Inc.*	22,579	1,231,684
Jos. A. Bank Clothiers, Inc.*	9,728	490,388
Lumber Liquidators Holdings, Inc.*	33,606	843,847
Mattress Firm Holding Corp.*	684	25,924
Men’s Wearhouse, Inc.	3,063	118,752
Monro Muffler Brake, Inc.	10,709	444,316
New York & Co., Inc.*	775	2,891
Pier 1 Imports, Inc.*	10,908	198,307
Rue21, Inc.*	22,210	651,641
Select Comfort Corp.*	43,421	1,406,406
Systemax, Inc.*	312	5,260
Teavana Holdings, Inc.*	789	15,559
Vitamin Shoppe, Inc.*	8,715	385,290
Winmark Corp.	791	45,831
Zumiez, Inc.*	54,892	1,982,150

		16,655,544

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.*	14,938	743,464
Cherokee, Inc.	2,513	28,623
Columbia Sportswear Co.	2,947	139,835
Crocs, Inc.*	31,702	663,206
Delta Apparel, Inc.*	222	3,647
G-III Apparel Group Ltd.*	5,771	164,012
Iconix Brand Group, Inc.*	157,400	2,735,612
Kenneth Cole Productions, Inc., Class A*	972	15,649
Liz Claiborne, Inc.*	1,646	21,991
Maidenform Brands, Inc.*	8,178	184,087
Oxford Industries, Inc.	4,536	230,519
Perry Ellis International, Inc.*	211,909	3,956,341
R.G. Barry Corp.	276	3,367
Steven Madden Ltd.*	13,320	569,430
True Religion Apparel, Inc.*	9,114	249,724
Vera Bradley, Inc.*	6,990	211,028
Warnaco Group, Inc.*	11,970	699,048
Wolverine World Wide, Inc.	17,466	649,386

		11,268,969

Total Consumer Discretionary		84,205,947

Consumer Staples (1.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,906	310,332
Coca-Cola Bottling Co. Consolidated	1,633	102,454
Craft Brew Alliance, Inc.*	1,160	8,886
National Beverage Corp.*	3,886	62,332
Primo Water Corp.*	3,415	6,659

		490,663

Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	248	22,541
Casey’s General Stores, Inc.	13,362	741,056
Chefs’ Warehouse, Inc.*	2,001	46,303
Fresh Market, Inc.*	9,873	473,410
Pantry, Inc.*	580	7,546
Pricesmart, Inc.	6,268	456,373
Rite Aid Corp.*	14,540	25,300
Roundy’s, Inc.*	2,521	26,975
Ruddick Corp.	9,299	372,890
United Natural Foods, Inc.*	16,965	791,587

		2,963,981

Food Products (0.6%)
Alico, Inc.	531	12,271
Annie’s, Inc.*	20,786	724,184
B&G Foods, Inc.	9,691	218,144
Calavo Growers, Inc.	4,240	113,547
Cal-Maine Foods, Inc.	268	10,254
Darling International, Inc.*	41,076	715,544
Diamond Foods, Inc.	7,701	175,737
Dole Food Co., Inc.*	2,368	23,633
Hain Celestial Group, Inc.*	3,061	134,102
J&J Snack Foods Corp.	4,990	261,775
Lancaster Colony Corp.	6,564	436,244
Lifeway Foods, Inc.*	1,561	14,439
Limoneira Co.	2,744	46,346
Omega Protein Corp.*	668	5,084
Smart Balance, Inc.*	10,077	66,609
Tootsie Roll Industries, Inc.	7,861	180,085
TreeHouse Foods, Inc.*	7,344	436,968

		3,574,966

Household Products (0.1%)
Oil-Dri Corp. of America	297	6,323
Spectrum Brands Holdings, Inc.*	4,609	161,131
WD-40 Co.	5,598	253,869

		421,323

Personal Products (0.3%)
Elizabeth Arden, Inc.*	6,977	244,055
Female Health Co.	6,628	35,924
Inter Parfums, Inc.	5,758	90,343
Medifast, Inc.*	4,911	85,746
Nature’s Sunshine Products, Inc.*	3,968	63,567
Nu Skin Enterprises, Inc., Class A	19,261	1,115,405
Schiff Nutrition International, Inc.*	1,076	13,224
Synutra International, Inc.*	6,177	36,321
USANA Health Sciences, Inc.*	2,285	85,299

		1,769,884

Tobacco (0.1%)
Star Scientific, Inc.*	33,712	110,575

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd.	11,623	$205,960

		316,535

Total Consumer Staples		9,537,352

Energy (5.7%)
Energy Equipment & Services (0.9%)
Basic Energy Services, Inc.*	8,381	145,410
C&J Energy Services, Inc.*	2,272	40,419
Cal Dive International, Inc.*	21,053	69,475
Dawson Geophysical Co.*	781	26,827
Dril-Quip, Inc.*	12,059	784,076
Geokinetics, Inc.*	3,794	6,678
Global Geophysical Services, Inc.*	119,377	1,266,590
Gulf Island Fabrication, Inc.	753	22,040
Gulfmark Offshore, Inc., Class A*	1,514	69,584
Heckmann Corp.*	17,381	74,912
ION Geophysical Corp.*	46,338	298,880
Key Energy Services, Inc.*	39,209	605,779
Lufkin Industries, Inc.	11,781	950,138
Matrix Service Co.*	1,525	21,365
Mitcham Industries, Inc.*	2,226	49,996
Newpark Resources, Inc.*	2,197	17,993
OYO Geospace Corp.*	1,522	160,312
Pioneer Drilling Co.*	16,885	148,588
RigNet, Inc.*	9,750	170,918
Tesco Corp.*	8,735	123,950
TETRA Technologies, Inc.*	2,918	27,488
Willbros Group, Inc.*	2,655	8,602

		5,090,020

Oil, Gas & Consumable Fuels (4.8%)
Abraxas Petroleum Corp.*	865,098	2,699,106
Alon USA Energy, Inc.	3,088	27,946
Amyris, Inc.*	6,314	32,706
Apco Oil and Gas International, Inc.	3,209	218,757
Approach Resources, Inc.*	6,573	242,872
ATP Oil & Gas Corp.*	15,518	114,057
Berry Petroleum Co., Class A	18,094	852,770
Bill Barrett Corp.*	1,287	33,475
Bonanza Creek Energy, Inc.*	2,235	48,835
BPZ Resources, Inc.*	8,534	34,392
Callon Petroleum Co.*	14,041	88,318
Carrizo Oil & Gas, Inc.*	13,661	386,060
Cheniere Energy, Inc.*	54,057	809,774
Clayton Williams Energy, Inc.*	2,064	163,964
Clean Energy Fuels Corp.*	17,360	369,421
Cloud Peak Energy, Inc.*	4,494	71,589
Contango Oil & Gas Co.*	4,289	252,665
Crosstex Energy, Inc.	12,687	179,394
CVR Energy, Inc.*	30,836	824,863
Energy XXI Bermuda Ltd.*	26,457	955,362
Evolution Petroleum Corp.*	5,609	52,164
FX Energy, Inc.*	18,172	98,856
GeoResources, Inc.*	2,801	91,705
Gevo, Inc.*	2,100	19,299
GMX Resources, Inc.*	6,904	8,768
Golar LNG Ltd.	14,022	533,537
Goodrich Petroleum Corp.*	9,096	173,006
Gulfport Energy Corp.*	16,013	466,299
Hallador Energy Co.	1,347	11,907
Houston American Energy Corp.*	5,754	30,036
Hyperdynamics Corp.*	58,245	75,136
Isramco, Inc.*	374	32,673
KiOR, Inc., Class A*	2,094	27,997
Kodiak Oil & Gas Corp.*	90,514	901,519
Magnum Hunter Resources Corp.*	833,705	5,344,049
Matador Resources Co.*	3,091	33,846
McMoRan Exploration Co.*	34,403	368,112
Northern Oil and Gas, Inc.*	22,173	459,868
Oasis Petroleum, Inc.*	73,343	2,261,165
Panhandle Oil and Gas, Inc., Class A	2,441	71,961
Patriot Coal Corp.*	30,085	187,730
PetroQuest Energy, Inc.*	4,657	28,594
Renewable Energy Group, Inc.*	1,422	14,732
Rentech, Inc.*	78,112	162,473
Resolute Energy Corp.*	16,150	183,787
Rex Energy Corp.*	12,396	132,389
Rosetta Resources, Inc.*	18,624	908,106
Sanchez Energy Corp.*	2,235	50,176
Solazyme, Inc.*	3,008	44,007
Stone Energy Corp.*	17,206	491,920
Syntroleum Corp.*	30,051	28,999
Targa Resources Corp.	5,751	261,383
Triangle Petroleum Corp.*	7,318	50,494
Uranerz Energy Corp.*	23,031	58,038
Uranium Energy Corp.*	26,755	104,344
Uranium Resources, Inc.*	33,344	30,340
Ur-Energy, Inc.*	29,967	36,560
VAALCO Energy, Inc.*	2,008	18,976
Venoco, Inc.*	2,496	27,057
Voyager Oil & Gas, Inc.*	12,078	29,350
W&T Offshore, Inc.	12,284	258,947
Warren Resources, Inc.*	4,239	13,819
Western Refining, Inc.	17,500	329,350
Westmoreland Coal Co.*	934	10,433
World Fuel Services Corp.	103,565	4,246,165
Zion Oil & Gas, Inc.*	10,052	26,537

		27,202,935

Total Energy		32,292,955

Financials (5.1%)
Capital Markets (1.5%)
Artio Global Investors, Inc.	10,258	48,931
BGC Partners, Inc., Class A	26,410	195,170
CETIP S.A	57,912	958,088
Cohen & Steers, Inc.	5,163	164,700
Diamond Hill Investment Group, Inc.	916	67,463
Duff & Phelps Corp., Class A	10,596	164,662
Epoch Holding Corp.	5,259	125,585
Evercore Partners, Inc., Class A	7,409	215,380
Fidus Investment Corp.	291	4,077
Financial Engines, Inc.*	117,073	2,617,752
GAMCO Investors, Inc., Class A	1,522	75,506
Greenhill & Co., Inc.	46,867	2,045,276
HFF, Inc., Class A*	10,145	167,088
ICG Group, Inc.*	960	8,592
Ladenburg Thalmann Financial Services, Inc.*	37,902	67,466
Manning & Napier, Inc.*	1,004	14,759
Pzena Investment Management, Inc., Class A	3,307	19,346
Stifel Financial Corp.*	7,557	285,957
Virtus Investment Partners, Inc.*	2,141	183,655
Westwood Holdings Group, Inc.	2,217	85,864
WisdomTree Investments, Inc.*	129,700	1,085,589

		8,600,906

Commercial Banks (0.7%)
Arrow Financial Corp.	195	4,758
Bank of the Ozarks, Inc.	1,410	44,077
Bridge Bancorp, Inc.	732	15,350
Bryn Mawr Bank Corp.	885	19,859
Enterprise Financial Services Corp.	769	9,028
First Financial Bankshares, Inc.	4,993	175,804

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hampton Roads Bankshares, Inc.*	3,481	$10,547
Home Bancshares, Inc./Arkansas	36,100	960,621
Investors Bancorp, Inc.*	2,379	35,733
Signature Bank/New York*	16,192	1,020,744
SVB Financial Group*	3,294	211,936
SY Bancorp, Inc.	682	15,822
Taylor Capital Group, Inc.*	1,612	23,132
Westamerica Bancorp	4,612	221,376
Western Alliance Bancorp*	119,794	1,014,655

		3,783,442

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	2,479	26,005
Cash America International, Inc.	3,453	165,502
Credit Acceptance Corp.*	2,335	235,859
DFC Global Corp.*	15,241	287,598
EZCORP, Inc., Class A*	16,518	536,092
First Cash Financial Services, Inc.*	10,353	444,040
Imperial Holdings, Inc.*	5,290	14,124
Netspend Holdings, Inc.*	9,145	70,965
World Acceptance Corp.*	5,277	323,216

		2,103,401

Diversified Financial Services (0.2%)
FX Alliance, Inc.*	582	9,126
MarketAxess Holdings, Inc.	26,390	984,083
PICO Holdings, Inc.*	19,143	448,903

		1,442,112

Insurance (0.4%)
Amtrust Financial Services, Inc.	1,085	29,165
Crawford & Co., Class B	9,254	45,345
Flagstone Reinsurance Holdings S.A.	1,019	8,019
Greenlight Capital Reinsurance Ltd., Class A*	96,567	2,378,445
Hallmark Financial Services*	1,613	12,726
State Auto Financial Corp.	565	8,255

		2,481,955

Real Estate Investment Trusts (REITs) (1.7%)
Acadia Realty Trust (REIT)	3,073	69,265
AG Mortgage Investment Trust, Inc. (REIT)	488	9,633
Alexander’s, Inc. (REIT)	719	283,200
American Assets Trust, Inc. (REIT)	10,626	242,273
American Campus Communities, Inc. (REIT)	11,545	516,292
American Capital Mortgage Investment Corp. (REIT)	968	21,073
Associated Estates Realty Corp. (REIT)	821	13,415
CBL & Associates Properties, Inc. (REIT)	16,364	309,607
Cogdell Spencer, Inc. (REIT)	4,200	17,808
DuPont Fabros Technology, Inc. (REIT)	7,902	193,204
EastGroup Properties, Inc. (REIT)	4,430	222,475
Equity Lifestyle Properties, Inc. (REIT)	7,783	542,786
Extra Space Storage, Inc. (REIT)	12,922	372,024
FelCor Lodging Trust, Inc. (REIT)*	22,386	80,590
Getty Realty Corp. (REIT)	4,295	66,916
Gladstone Commercial Corp. (REIT)	1,683	28,964
Glimcher Realty Trust (REIT)	42,580	435,168
Highwoods Properties, Inc. (REIT)	19,152	638,145
Home Properties, Inc. (REIT)	16,879	1,029,788
Investors Real Estate Trust (REIT)	5,498	42,280
Kilroy Realty Corp. (REIT)	11,730	546,735
LTC Properties, Inc. (REIT)	1,997	63,904
Mid-America Apartment Communities, Inc. (REIT)	14,363	962,752
National Health Investors, Inc. (REIT)	3,791	184,925
Newcastle Investment Corp. (REIT)	34,593	217,244
Omega Healthcare Investors, Inc. (REIT)	33,723	716,951
Potlatch Corp. (REIT)	7,659	240,033
PS Business Parks, Inc. (REIT)	1,287	84,350
Sabra Health Care REIT, Inc. (REIT)	3,619	59,496
Saul Centers, Inc. (REIT)	2,629	106,107
Strategic Hotels & Resorts, Inc. (REIT)*	15,393	101,286
Tanger Factory Outlet Centers (REIT)	30,111	895,200
Universal Health Realty Income Trust (REIT)	2,206	87,424
Urstadt Biddle Properties, Inc. (REIT), Class A	1,000	19,740
Washington Real Estate Investment Trust (REIT)	5,927	176,032

		9,597,085

Real Estate Management & Development (0.1%)
Altisource Portfolio Solutions S.A.*	5,677	344,253
Tejon Ranch Co.*	5,077	145,405

		489,658

Thrifts & Mortgage Finance (0.1%)
Apollo Residential Mortgage, Inc.	2,079	38,212
BofI Holding, Inc.*	237	4,048
Clifton Savings Bancorp, Inc.	330	3,442
First PacTrust Bancorp, Inc.	30,000	357,600
Home Loan Servicing Solutions Ltd.	2,905	40,496
TrustCo Bank Corp./New York	1,774	10,129
Walker & Dunlop, Inc.*	3,769	47,489
Westfield Financial, Inc.	2,125	16,809

		518,225

Total Financials		29,016,784

Health Care (17.5%)
Biotechnology (3.6%)
Abcam plc	175,887	981,846
Achillion Pharmaceuticals, Inc.*	16,622	159,239
Acorda Therapeutics, Inc.*	13,831	367,213
Aegerion Pharmaceuticals, Inc.*	3,156	43,648
Affymax, Inc.*	5,988	70,299
Alkermes plc*	33,516	621,722
Allos Therapeutics, Inc.*	23,088	34,170
Alnylam Pharmaceuticals, Inc.*	15,718	173,998
AMAG Pharmaceuticals, Inc.*	748	11,916
Amarin Corp. plc (ADR)*	43,853	496,416
Amicus Therapeutics, Inc.*	7,368	38,903
Anacor Pharmaceuticals, Inc.*	4,063	23,931
Anthera Pharmaceuticals, Inc.*	7,262	16,049
Ardea Biosciences, Inc.*	8,084	175,908
Arena Pharmaceuticals, Inc.*	4,661	14,309
ARIAD Pharmaceuticals, Inc.*	55,393	883,518
ArQule, Inc.*	19,026	133,372
Array BioPharma, Inc.*	12,620	43,034
Astex Pharmaceuticals*	1,201	2,234
AVEO Pharmaceuticals, Inc.*	10,959	136,001
AVI BioPharma, Inc.*	47,950	73,843
BioCryst Pharmaceuticals, Inc.*	10,439	50,420
BioMimetic Therapeutics, Inc.*	2,986	7,375
BioSante Pharmaceuticals, Inc.*	39,593	26,923
Biospecifics Technologies Corp.*	1,743	27,574
Biotime, Inc.*	8,585	37,860

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cell Therapeutics, Inc.*	69,403	$90,224
Celldex Therapeutics, Inc.*	2,653	13,504
Cepheid, Inc.*	22,911	958,367
Chelsea Therapeutics International Ltd.*	19,956	51,087
ChemoCentryx, Inc.*	1,342	14,306
Cleveland Biolabs, Inc.*	9,483	23,328
Clovis Oncology, Inc.*	2,806	71,413
Codexis, Inc.*	8,703	31,766
Cubist Pharmaceuticals, Inc.*	22,121	956,733
Curis, Inc.*	18,956	91,368
Cytori Therapeutics, Inc.*	12,825	31,934
DUSA Pharmaceuticals, Inc.*	8,681	54,343
Dyax Corp.*	29,444	45,933
Dynavax Technologies Corp.*	293,593	1,485,581
Emergent Biosolutions, Inc.*	8,679	138,864
Enzon Pharmaceuticals, Inc.*	1,005	6,874
Exact Sciences Corp.*	13,691	152,792
Exelixis, Inc.*	52,225	270,526
Genomic Health, Inc.*	38,251	1,170,863
Geron Corp.*	10,591	17,899
GTx, Inc.*	8,136	31,324
Halozyme Therapeutics, Inc.*	31,311	399,528
Horizon Pharma, Inc.*	1,189	4,922
Idenix Pharmaceuticals, Inc.*	5,675	55,558
Immunogen, Inc.*	18,980	273,122
Immunomedics, Inc.*	23,674	85,937
Incyte Corp.*	31,086	599,960
Infinity Pharmaceuticals, Inc.*	6,669	79,761
InterMune, Inc.*	8,829	129,521
Ironwood Pharmaceuticals, Inc.*	120,935	1,609,645
Isis Pharmaceuticals, Inc.*	34,975	306,731
Keryx Biopharmaceuticals, Inc.*	23,968	119,361
Lexicon Pharmaceuticals, Inc.*	21,667	40,301
Ligand Pharmaceuticals, Inc., Class B*	6,858	109,385
MannKind Corp.*	34,224	84,533
Medivation, Inc.*	11,015	823,041
Metabolix, Inc.*	8,914	25,227
Momenta Pharmaceuticals, Inc.*	16,294	249,624
Nabi Biopharmaceuticals*	15,519	28,865
Neostem, Inc.*	14,201	5,361
Neurocrine Biosciences, Inc.*	14,591	116,290
NewLink Genetics Corp.*	1,825	16,699
Novavax, Inc.*	24,011	30,254
NPS Pharmaceuticals, Inc.*	30,188	206,486
Nymox Pharmaceutical Corp.*	5,495	44,180
OncoGenex Pharmaceutical, Inc.*	5,090	67,646
Oncothyreon, Inc.*	10,610	46,260
Onyx Pharmaceuticals, Inc.*	22,271	839,171
Opko Health, Inc.*	38,284	181,083
Orexigen Therapeutics, Inc.*	15,881	65,112
Osiris Therapeutics, Inc.*	6,026	30,853
PDL BioPharma, Inc.	40,718	258,559
Peregrine Pharmaceuticals, Inc.*	30,357	16,396
Pharmacyclics, Inc.*	16,142	448,102
PharmAthene, Inc.*	12,632	22,359
Progenics Pharmaceuticals, Inc.*	7,736	76,586
Raptor Pharmaceutical Corp.*	16,732	113,108
Rigel Pharmaceuticals, Inc.*	18,425	148,321
Sangamo BioSciences, Inc.*	18,147	88,920
Savient Pharmaceuticals, Inc.*	18,187	39,648
Sciclone Pharmaceuticals, Inc.*	12,042	75,985
Seattle Genetics, Inc.*	33,930	691,493
SIGA Technologies, Inc.*	12,281	41,264
Spectrum Pharmaceuticals, Inc.*	20,075	253,547
Sunesis Pharmaceuticals, Inc.*	9,304	26,703
Synta Pharmaceuticals Corp.*	9,067	39,441
Targacept, Inc.*	9,871	50,540
Theravance, Inc.*	20,229	394,466
Trius Therapeutics, Inc.*	3,393	18,153
Vanda Pharmaceuticals, Inc.*	9,548	45,735
Verastem, Inc.*	1,640	17,925
Vical, Inc.*	26,002	88,407
Zalicus, Inc.*	16,593	19,912
ZIOPHARM Oncology, Inc.*	23,258	125,593

		20,136,330

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*	7,902	230,185
ABIOMED, Inc.*	11,121	246,775
Accuray, Inc.*	21,048	148,599
Align Technology, Inc.*	21,538	593,372
Analogic Corp.	3,287	222,004
Antares Pharma, Inc.*	31,378	101,351
ArthroCare Corp.*	9,671	259,666
AtriCure, Inc.*	4,953	49,282
Atrion Corp.	554	116,456
Bacterin International Holdings, Inc.*	7,575	18,332
Biolase Technology, Inc.*	2,420	6,558
Cardiovascular Systems, Inc.*	5,006	46,306
Cerus Corp.*	16,115	64,782
Conceptus, Inc.*	10,961	157,619
CryoLife, Inc.*	846	4,458
Cyberonics, Inc.*	9,948	379,317
Delcath Systems, Inc.*	16,751	52,598
DexCom, Inc.*	84,787	884,328
DynaVox, Inc., Class A*	2,493	7,678
Endologix, Inc.*	104,322	1,528,317
Exactech, Inc.*	2,090	33,127
Gen-Probe, Inc.*	25,894	1,719,621
Haemonetics Corp.*	9,051	630,674
Hansen Medical, Inc.*	18,172	54,516
HeartWare International, Inc.*	4,203	276,095
ICU Medical, Inc.*	1,029	50,586
Insulet Corp.*	34,577	661,804
Integra LifeSciences Holdings Corp.*	6,933	240,506
Invacare Corp.	638	10,572
IRIS International, Inc.*	4,349	58,755
Kensey Nash Corp.	3,025	88,512
MAKO Surgical Corp.*	11,212	472,586
Masimo Corp.*	18,414	430,519
Medical Action Industries, Inc.*	2,428	13,888
Meridian Bioscience, Inc.	14,342	277,948
Merit Medical Systems, Inc.*	14,841	184,325
Natus Medical, Inc.*	5,187	61,881
Navidea Biopharmaceuticals, Inc.*	33,383	109,496
Neogen Corp.*	8,130	317,639
NuVasive, Inc.*	14,867	250,360
NxStage Medical, Inc.*	41,442	798,587
OraSure Technologies, Inc.*	131,005	1,505,247
Orthofix International N.V.*	6,384	239,911
Quidel Corp.*	9,984	183,406
Rockwell Medical Technologies, Inc.*	5,711	54,026
RTI Biologics, Inc.*	1,233	4,562
Spectranetics Corp.*	11,800	122,720
STAAR Surgical Co.*	85,008	920,637
Stereotaxis, Inc.*	15,633	10,161
STERIS Corp.	20,800	657,696
Symmetry Medical, Inc.*	3,131	22,136
Synergetics USA, Inc.*	7,721	50,187
Tornier N.V.*	3,755	96,504
Unilife Corp.*	22,492	91,318
Uroplasty, Inc.*	6,391	19,237

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Vascular Solutions, Inc.*	6,135	$66,197
Volcano Corp.*	18,360	520,506
West Pharmaceutical Services, Inc.	6,485	275,807
Young Innovations, Inc.	740	22,881
Zeltiq Aesthetics, Inc.*	38,500	237,545
Zoll Medical Corp.*	7,697	712,973

		17,673,637

Health Care Providers & Services (3.9%)
Accretive Health, Inc.*	77,995	1,557,560
Air Methods Corp.*	61,035	5,325,304
Alliance HealthCare Services, Inc.*	8,858	13,287
AMN Healthcare Services, Inc.*	6,437	39,008
Bio-Reference Labs, Inc.*	8,607	202,351
BioScrip, Inc.*	643,128	4,366,839
Capital Senior Living Corp.*	3,105	28,690
CardioNet, Inc.*	2,244	6,911
Centene Corp.*	10,972	537,299
Chemed Corp.	6,980	437,506
Chindex International, Inc.*	1,860	17,670
Corvel Corp.*	2,193	87,479
Emeritus Corp.*	10,692	188,821
Ensign Group, Inc.	5,700	154,812
ExamWorks Group, Inc.*	9,398	116,723
Hanger Orthopedic Group, Inc.*	6,121	133,805
HMS Holdings Corp.*	119,617	3,733,247
IPC The Hospitalist Co., Inc.*	5,781	213,377
Landauer, Inc.	3,291	174,489
LCA-Vision, Inc.*	51,903	325,951
LHC Group, Inc.*	361	6,689
Metropolitan Health Networks, Inc.*	14,814	138,807
MModal, Inc.*	51,215	540,318
Molina Healthcare, Inc.*	5,903	198,518
MWI Veterinary Supply, Inc.*	10,784	948,992
National Research Corp.	658	28,254
Owens & Minor, Inc.	18,210	553,766
Providence Service Corp.*	827	12,827
PSS World Medical, Inc.*	18,027	456,804
RadNet, Inc.*	10,803	34,354
Select Medical Holdings Corp.*	3,506	26,961
Skilled Healthcare Group, Inc., Class A*	477	3,654
Sunrise Senior Living, Inc.*	15,006	94,838
Team Health Holdings, Inc.*	9,350	192,236
U.S. Physical Therapy, Inc.	4,203	96,879
Vanguard Health Systems, Inc.*	3,734	36,817
WellCare Health Plans, Inc.*	14,959	1,075,253

		22,107,096

Health Care Technology (2.3%)
athenahealth, Inc.*	76,990	5,706,499
Computer Programs & Systems, Inc.	3,884	219,524
Epocrates, Inc.*	36,430	312,569
Greenway Medical Technologies*	84,799	1,295,729
HealthStream, Inc.*	43,961	1,019,456
MedAssets, Inc.*	13,588	178,818
Medidata Solutions, Inc.*	7,354	195,911
Merge Healthcare, Inc.*	522,345	3,055,718
Omnicell, Inc.*	5,573	84,765
Quality Systems, Inc.	13,601	594,772
Transcend Services, Inc.*	3,104	91,102
Vocera Communications, Inc.*	17,500	409,500

		13,164,363

Life Sciences Tools & Services (1.1%)
BG Medicine, Inc.*	2,180	15,304
Complete Genomics, Inc.*	3,527	9,946
Enzo Biochem, Inc.*	1,611	4,333
eResearchTechnology, Inc.*	8,750	68,425
Fluidigm Corp.*	80,575	1,267,445
Harvard Bioscience, Inc.*	652	2,556
Luminex Corp.*	13,330	311,255
Medtox Scientific, Inc.*	2,621	44,190
Pacific Biosciences of California, Inc.*	2,812	9,617
PAREXEL International Corp.*	18,759	505,930
Sequenom, Inc.*	27,544	112,104
Techne Corp.	56,836	3,984,204

		6,335,309

Pharmaceuticals (3.5%)
Acura Pharmaceuticals, Inc.*	3,513	12,155
Akorn, Inc.*	111,686	1,306,726
Alimera Sciences, Inc.*	3,945	13,334
Ampio Pharmaceuticals, Inc.*	6,960	23,734
Auxilium Pharmaceuticals, Inc.*	16,910	314,019
AVANIR Pharmaceuticals, Inc., Class A*	41,395	141,571
Cadence Pharmaceuticals, Inc.*	17,201	63,644
Cempra, Inc.*	1,279	9,656
Columbia Laboratories, Inc.*	21,072	14,961
Corcept Therapeutics, Inc.*	14,570	57,260
Depomed, Inc.*	806,380	5,047,939
Durect Corp.*	27,526	22,021
Endocyte, Inc.*	6,116	30,458
Hi-Tech Pharmacal Co., Inc.*	1,096	39,379
Impax Laboratories, Inc.*	237,711	5,842,936
ISTA Pharmaceuticals, Inc.*	11,070	99,741
Jazz Pharmaceuticals plc*	7,770	376,612
KV Pharmaceutical Co., Class A*	12,240	16,157
Lannett Co., Inc.*	1,683	7,018
MAP Pharmaceuticals, Inc.*	7,617	109,380
Medicines Co.*	10,819	217,137
Medicis Pharmaceutical Corp., Class A	17,887	672,372
Nektar Therapeutics*	25,233	199,845
Obagi Medical Products, Inc.*	6,569	88,025
Optimer Pharmaceuticals, Inc.*	84,635	1,176,427
Pacira Pharmaceuticals, Inc.*	2,412	27,835
Pain Therapeutics, Inc.*	13,131	47,140
Par Pharmaceutical Cos., Inc.*	8,811	341,250
Pernix Therapeutics Holdings*	1,483	13,347
Pozen, Inc.*	9,564	57,384
Questcor Pharmaceuticals, Inc.*	18,671	702,403
Sagent Pharmaceuticals, Inc.*	26,413	472,000
Salix Pharmaceuticals Ltd.*	20,524	1,077,510
Santarus, Inc.*	18,700	109,395
Sucampo Pharmaceuticals, Inc., Class A*	4,180	31,141
Transcept Pharmaceuticals, Inc.*	1,482	15,591
Vivus, Inc.*	34,440	770,078
XenoPort, Inc.*	10,412	46,854
Zogenix, Inc.*	6,561	13,122

		19,627,557

Total Health Care		99,044,292

Industrials (17.9%)
Aerospace & Defense (0.5%)
AAR Corp.	3,587	65,463
Aerovironment, Inc.*	5,890	157,911
American Science & Engineering, Inc.	3,204	214,828
Astronics Corp.*	3,580	125,157
Cubic Corp.	2,437	115,221
DigitalGlobe, Inc.*	12,456	166,163
GenCorp, Inc.*	15,364	109,084
GeoEye, Inc.*	414	9,965
HEICO Corp.	14,663	756,464
Hexcel Corp.*	29,125	699,291

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
LMI Aerospace, Inc.*	1,618	$29,448
Moog, Inc., Class A*	1,564	67,080
National Presto Industries, Inc.	1,674	126,990
Orbital Sciences Corp.*	8,569	112,682
Taser International, Inc.*	19,522	84,726
Teledyne Technologies, Inc.*	3,624	228,493
Triumph Group, Inc.	1,505	94,303

		3,163,269

Air Freight & Logistics (2.0%)
Air Transport Services Group, Inc.*	914,888	5,297,202
Atlas Air Worldwide Holdings, Inc.*	82,663	4,067,846
Forward Air Corp.	10,374	380,415
Hub Group, Inc., Class A*	12,917	465,399
Pacer International, Inc.*	1,541	9,739
Park-Ohio Holdings Corp.*	3,029	60,731
XPO Logistics, Inc.*	73,546	1,235,573

		11,516,905

Airlines (0.1%)
Alaska Air Group, Inc.*	1,448	51,867
Allegiant Travel Co.*	5,218	284,381

		336,248

Building Products (0.1%)
AAON, Inc.	6,659	134,445
Ameresco, Inc., Class A*	6,268	84,932
Insteel Industries, Inc.	282	3,426
Trex Co., Inc.*	5,465	175,317
USG Corp.*	17,722	304,819

		702,939

Commercial Services & Supplies (3.1%)
A.T. Cross Co., Class A*	344,455	4,147,238
ABM Industries, Inc.	5,104	124,027
American Reprographics Co.*	1,907	10,279
Brink’s Co.	14,158	337,951
Casella Waste Systems, Inc., Class A*	7,551	47,043
Cenveo, Inc.*	10,831	36,609
Clean Harbors, Inc.*	16,476	1,109,329
Consolidated Graphics, Inc.*	97,682	4,420,111
Covanta Holding Corp.	105,617	1,714,164
Deluxe Corp.	18,014	421,888
Encore Capital Group, Inc.*	5,615	126,618
EnergySolutions, Inc.*	6,115	29,963
EnerNOC, Inc.*	2,637	18,986
Fuel Tech, Inc.*	6,000	32,760
Healthcare Services Group, Inc.	23,313	495,868
Heritage-Crystal Clean, Inc.*	1,624	32,399
Herman Miller, Inc.	20,110	461,726
HNI Corp.	15,699	435,647
InnerWorkings, Inc.*	9,211	107,308
Interface, Inc., Class A	18,596	259,414
Intersections, Inc.	3,258	41,637
Knoll, Inc.	16,701	277,905
McGrath RentCorp	3,643	116,977
Metalico, Inc.*	8,237	35,172
Mine Safety Appliances Co.	9,531	391,533
Mobile Mini, Inc.*	3,386	71,512
Multi-Color Corp.	209	4,705
NL Industries, Inc.	2,192	32,661
Portfolio Recovery Associates, Inc.*	5,997	430,105
Quad/Graphics, Inc.	816	11,342
Rollins, Inc.	22,348	475,565
Standard Parking Corp.*	5,508	112,914
Steelcase, Inc., Class A	3,442	33,043
Swisher Hygiene, Inc.*	30,343	74,644
Sykes Enterprises, Inc.*	1,730	27,334
Team, Inc.*	6,900	213,555
Tetra Tech, Inc.*	4,473	117,908
TMS International Corp., Class A*	1,836	22,216
TRC Cos., Inc.*	6,193	37,839
U.S. Ecology, Inc.	6,076	132,092
United Stationers, Inc.	9,758	302,791
Viad Corp.	881	17,118

		17,349,896

Construction & Engineering (0.8%)
Argan, Inc.	438	7,026
Dycom Industries, Inc.*	2,091	48,846
Furmanite Corp.*	459,633	2,950,844
MasTec, Inc.*	19,872	359,484
MYR Group, Inc.*	49,676	887,213
Primoris Services Corp.	8,271	132,832

		4,386,245

Electrical Equipment (1.0%)
A123 Systems, Inc.*	5,873	6,578
Active Power, Inc.*	28,170	21,975
Acuity Brands, Inc.	15,198	954,890
AZZ, Inc.	4,387	226,545
Belden, Inc.	14,280	541,355
Brady Corp., Class A	1,432	46,325
Broadwind Energy, Inc.*	11,093	5,215
Capstone Turbine Corp.*	820,885	837,303
Coleman Cable, Inc.*	2,883	28,023
EnerSys*	4,885	169,265
Franklin Electric Co., Inc.	7,619	373,864
FuelCell Energy, Inc.*	56,394	88,539
Generac Holdings, Inc.*	3,271	80,303
Global Power Equipment Group, Inc.*	2,795	77,422
II-VI, Inc.*	18,154	429,342
PowerSecure International, Inc.*	1,273	7,714
Preformed Line Products Co.	74	4,847
SatCon Technology Corp.*	32,897	11,843
Thermon Group Holdings, Inc.*	79,578	1,627,370
Valence Technology, Inc.*	11,341	9,167
Vicor Corp.	7,072	56,576

		5,604,461

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	6,343	386,987
Standex International Corp.	849	34,970

		421,957

Machinery (3.1%)
Accuride Corp.*	1,440	12,514
Actuant Corp., Class A	3,790	109,872
Alamo Group, Inc.	158	4,749
Albany International Corp., Class A	1,846	42,366
Altra Holdings, Inc.*	9,400	180,480
Ampco-Pittsburgh Corp.	359	7,227
Blount International, Inc.*	16,916	282,159
Cascade Corp.	166	8,320
Chart Industries, Inc.*	10,326	757,206
CIRCOR International, Inc.	3,854	128,223
CLARCOR, Inc.	16,814	825,399
Colfax Corp.*	17,185	605,599
Columbus McKinnon Corp.*	5,386	87,738
Commercial Vehicle Group, Inc.*	10,241	125,043
Douglas Dynamics, Inc.	3,578	49,197
Dynamic Materials Corp.	41,683	879,928
EnPro Industries, Inc.*	3,097	127,287
ESCO Technologies, Inc.	2,421	89,020
Federal Signal Corp.*	1,819	10,114
Flow International Corp.*	14,785	59,436
Gorman-Rupp Co.	5,264	153,603
Graham Corp.	3,404	74,514
John Bean Technologies Corp.	9,345	151,389
Kadant, Inc.*	1,076	25,630

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Lindsay Corp.	4,441	$294,305
Meritor, Inc.*	22,435	181,050
Met-Pro Corp.	333	3,516
Middleby Corp.*	6,603	668,091
Mueller Industries, Inc.	1,839	83,583
NN, Inc.*	5,976	48,764
Omega Flex, Inc.*	1,031	13,094
PMFG, Inc.*	7,154	107,381
Proto Labs, Inc.*	9,050	308,514
RBC Bearings, Inc.*	28,005	1,291,871
Rexnord Corp.*	93,471	1,972,238
Sauer-Danfoss, Inc.	4,053	190,491
Sun Hydraulics Corp.	29,839	780,588
Tennant Co.	6,770	297,880
Titan International, Inc.	217,861	5,152,413
Trimas Corp.*	8,960	200,614
Twin Disc, Inc.	2,998	78,218
Wabash National Corp.*	24,082	249,249
Watts Water Technologies, Inc., Class A	1,016	41,402
Woodward, Inc.	21,582	924,357
Xerium Technologies, Inc.*	3,935	25,381

		17,710,013

Professional Services (3.8%)
Acacia Research Corp.*	118,450	4,944,103
Advisory Board Co.*	73,510	6,514,456
CDI Corp.	548	9,826
Corporate Executive Board Co.	97,048	4,174,034
CoStar Group, Inc.*	67,001	4,626,419
CRA International, Inc.*	758	19,117
Exponent, Inc.*	4,649	225,569
GP Strategies Corp.*	1,467	25,673
Heidrick & Struggles International, Inc.	585	12,888
Huron Consulting Group, Inc.*	7,329	275,277
ICF International, Inc.*	2,471	62,689
Insperity, Inc.	8,020	245,733
Kforce, Inc.*	9,270	138,123
Korn/Ferry International*	970	16,248
Mistras Group, Inc.*	5,124	122,054
Odyssey Marine Exploration, Inc.*	6,386	19,797
On Assignment, Inc.*	1,318	23,025
Pendrell Corp.*	33,899	88,476
RPX Corp.*	3,469	58,834
TrueBlue, Inc.*	9,260	165,569

		21,767,910

Road & Rail (1.4%)
Avis Budget Group, Inc.*	36,869	521,696
Celadon Group, Inc.	4,505	70,053
Dollar Thrifty Automotive Group, Inc.*	10,165	822,450
Genesee & Wyoming, Inc., Class A*	13,924	759,972
Heartland Express, Inc.	17,570	254,062
Knight Transportation, Inc.	21,300	376,158
Marten Transport Ltd.	793	17,502
Old Dominion Freight Line, Inc.*	16,650	793,706
Quality Distribution, Inc.*	241,943	3,333,975
Roadrunner Transportation Systems, Inc.*	304	5,274
Swift Transportation Co.*	8,248	95,182
Werner Enterprises, Inc.	2,257	56,109
Zipcar, Inc.*	43,414	642,961

		7,749,100

Trading Companies & Distributors (1.7%)
Aircastle Ltd.	2,057	25,178
Applied Industrial Technologies, Inc.	14,876	611,850
Beacon Roofing Supply, Inc.*	16,220	417,827
CAI International, Inc.*	4,072	74,029
DXP Enterprises, Inc.*	3,046	132,471
Essex Rental Corp.*	679	2,594
H&E Equipment Services, Inc.*	4,670	88,356
Houston Wire & Cable Co.	6,224	86,451
Interline Brands, Inc.*	1,033	22,323
Kaman Corp.	5,092	172,873
Rush Enterprises, Inc., Class A*	46,300	982,486
TAL International Group, Inc.	7,768	285,163
Textainer Group Holdings Ltd.	3,966	134,447
Titan Machinery, Inc.*	196,513	5,541,667
United Rentals, Inc.*	6,456	276,898
Watsco, Inc.	9,867	730,553

		9,585,166

Transportation Infrastructure (0.2%)
LLX Logistica S.A.*	744,050	1,389,910
Wesco Aircraft Holdings, Inc.*	2,723	44,112

		1,434,022

Total Industrials		101,728,131

Information Technology (21.2%)
Communications Equipment (0.9%)
ADTRAN, Inc.	22,711	708,356
Anaren, Inc.*	642	11,781
Aruba Networks, Inc.*	31,533	702,555
Calix, Inc.*	13,861	118,234
Dialogic, Inc.*	5,275	4,590
Digi International, Inc.*	1,546	16,991
Extreme Networks, Inc.*	8,891	34,053
Finisar Corp.*	31,466	634,040
Globecomm Systems, Inc.*	5,607	81,189
Harmonic, Inc.*	8,638	47,250
Infinera Corp.*	2,540	20,625
InterDigital, Inc.	15,938	555,599
Ixia*	13,513	168,777
KVH Industries, Inc.*	137	1,439
Loral Space & Communications, Inc.*	284	22,606
Meru Networks, Inc.*	3,826	15,495
NETGEAR, Inc.*	12,844	490,641
Numerex Corp., Class A*	3,582	35,032
Oplink Communications, Inc.*	59,420	1,016,082
Plantronics, Inc.	4,135	166,475
Powerwave Technologies, Inc.*	11,289	23,142
Procera Networks, Inc.*	5,029	112,448
ShoreTel, Inc.*	16,910	96,049
Sonus Networks, Inc.*	6,147	17,826
Ubiquiti Networks, Inc.*	750	23,723
ViaSat, Inc.*	4,783	230,588

		5,355,586

Computers & Peripherals (1.0%)
3D Systems Corp.*	14,786	348,062
Dot Hill Systems Corp.*	4,427	6,685
Electronics for Imaging, Inc.*	1,138	18,914
Immersion Corp.*	9,488	51,804
Novatel Wireless, Inc.*	1,176	3,940
OCZ Technology Group, Inc.*	23,076	161,070
Quantum Corp.*	1,609,634	4,217,241
Silicon Graphics International Corp.*	11,091	107,361
STEC, Inc.*	13,008	122,796
Stratasys, Inc.*	7,454	272,220
Super Micro Computer, Inc.*	9,814	171,352
Synaptics, Inc.*	11,284	411,979

		5,893,424

Electronic Equipment, Instruments & Components (1.6%)
Aeroflex Holding Corp.*	7,061	78,660

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Anixter International, Inc.*	5,217	$378,389
Badger Meter, Inc.	4,408	149,828
Brightpoint, Inc.*	10,401	83,728
Cognex Corp.	11,895	503,872
Coherent, Inc.*	5,913	344,905
Daktronics, Inc.	2,488	22,118
DDi Corp.	1,763	21,509
DTS, Inc.*	6,089	184,010
Echelon Corp.*	12,569	55,681
Electro Rent Corp.	2,667	49,099
Electro Scientific Industries, Inc.	792	11,888
eMagin Corp.*	6,137	19,945
Fabrinet*	7,272	128,787
FARO Technologies, Inc.*	32,681	1,906,283
FEI Co.*	12,564	617,018
InvenSense, Inc.*	1,648	29,829
Kemet Corp.*	806	7,544
LeCroy Corp.*	5,811	60,376
Littelfuse, Inc.	6,631	415,764
Maxwell Technologies, Inc.*	81,234	1,489,019
Measurement Specialties, Inc.*	5,222	175,981
Microvision, Inc.*	4,844	13,224
MTS Systems Corp.	5,428	288,173
Multi-Fineline Electronix, Inc.*	606	16,635
NeoPhotonics Corp.*	5,891	27,864
Newport Corp.*	4,075	72,209
OSI Systems, Inc.*	5,149	315,634
Plexus Corp.*	11,275	394,512
Power-One, Inc.*	22,211	101,060
Pulse Electronics Corp.	15,036	37,740
RealD, Inc.*	14,563	196,600
Rofin-Sinar Technologies, Inc.*	4,659	122,858
Rogers Corp.*	1,918	74,323
Scansource, Inc.*	1,389	51,837
TTM Technologies, Inc.*	4,475	51,418
Universal Display Corp.*	13,484	492,571
Viasystems Group, Inc.*	166	3,151
Zygo Corp.*	914	17,887

		9,011,929

Internet Software & Services (6.8%)
Active Network, Inc.*	79,744	1,342,092
Ancestry.com, Inc.*	54,016	1,228,324
Angie’s List, Inc.*	158,314	2,990,551
Bankrate, Inc.*	104,924	2,596,869
Bazaarvoice, Inc.*	13,002	258,350
Brightcove, Inc.*	1,483	36,778
Carbonite, Inc.*	52,725	580,502
comScore, Inc.*	69,356	1,483,525
Constant Contact, Inc.*	38,215	1,138,425
Cornerstone OnDemand, Inc.*	67,476	1,473,676
DealerTrack Holdings, Inc.*	12,445	376,586
Demand Media, Inc.*	2,865	20,771
Demandware, Inc.*	5,300	157,940
Dice Holdings, Inc.*	16,957	158,209
Digital River, Inc.*	1,761	32,948
Envestnet, Inc.*	6,781	84,898
FriendFinder Networks, Inc.*	1,885	2,564
InfoSpace, Inc.*	1,609	20,611
Internap Network Services Corp.*	16,001	117,447
IntraLinks Holdings, Inc.*	11,472	60,687
j2 Global, Inc.	16,129	462,580
Keynote Systems, Inc.	5,181	102,377
Limelight Networks, Inc.*	18,484	60,812
Liquidity Services, Inc.*	16,547	741,306
LivePerson, Inc.*	88,882	1,490,551
LogMeIn, Inc.*	7,199	253,621
LoopNet, Inc.*	6,280	117,938
Marchex, Inc., Class B	3,063	13,661
MercadoLibre, Inc.	31,854	3,115,003
Move, Inc.*	14,094	136,853
NIC, Inc.	62,879	762,722
OpenTable, Inc.*	62,935	2,546,979
Openwave Systems, Inc.*	9,850	22,359
Perficient, Inc.*	6,141	73,753
Quepasa Corp.*	2,490	11,056
QuinStreet, Inc.*	1,281	13,438
Responsys, Inc.*	92,590	1,108,302
Saba Software, Inc.*	10,284	100,886
SciQuest, Inc.*	4,357	66,401
Sohu.com, Inc.*	20,300	1,119,951
SPS Commerce, Inc.*	2,980	80,102
Stamps.com, Inc.*	4,219	117,626
support.com, Inc.*	11,144	35,104
TechTarget, Inc.*	3,774	26,154
Travelzoo, Inc.*	1,995	45,885
ValueClick, Inc.*	27,589	544,607
Velti plc*	100,500	1,361,775
VistaPrint N.V.*	35,648	1,377,795
Vocus, Inc.*	6,319	83,727
Web.com Group, Inc.*	392,805	5,668,176
Workday, Inc.(b)*†	14,106	158,989
XO Group, Inc.*	5,137	48,236
Yelp, Inc.*	27,368	735,925
Youku, Inc. (ADR)*	52,514	1,154,783
Zillow, Inc.*	16,886	600,973
Zix Corp.*	21,772	63,356

		38,585,515

IT Services (1.7%)
CACI International, Inc., Class A*	636	39,616
Cardtronics, Inc.*	15,135	397,294
Cass Information Systems, Inc.	3,236	129,278
Computer Task Group, Inc.*	3,722	57,021
CSG Systems International, Inc.*	5,962	90,265
Echo Global Logistics, Inc.*	40,938	659,102
EPAM Systems, Inc.*	79,647	1,634,356
ExlService Holdings, Inc.*	5,967	163,734
Forrester Research, Inc.	5,225	169,290
Hackett Group, Inc.*	6,982	41,683
Heartland Payment Systems, Inc.	13,525	390,061
Higher One Holdings, Inc.*	10,700	159,965
hiSoft Technology International Ltd. (ADR)*	58,275	875,290
iGATE Corp.*	10,818	181,310
Jack Henry & Associates, Inc.	30,310	1,034,177
Lionbridge Technologies, Inc.*	21,700	62,496
MAXIMUS, Inc.	12,189	495,727
MoneyGram International, Inc.*	3,421	61,578
NCI, Inc., Class A*	384	2,454
PRGX Global, Inc.*	6,846	43,061
Sapient Corp.	38,325	477,146
ServiceSource International, Inc.*	30,070	465,484
Syntel, Inc.	5,441	304,696
TeleTech Holdings, Inc.*	8,686	139,845
TNS, Inc.*	8,994	195,440
Unisys Corp.*	6,242	123,092
Virtusa Corp.*	5,375	92,826
Wright Express Corp.*	13,564	877,998

		9,364,285

Semiconductors & Semiconductor Equipment (3.8%)
Amtech Systems, Inc.*	3,196	26,623
Applied Micro Circuits Corp.*	18,785	130,368
ATMI, Inc.*	701	16,333

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
AXT, Inc.*	4,782	$30,366
Cabot Microelectronics Corp.	1,920	74,650
Cavium, Inc.*	17,007	526,197
CEVA, Inc.*	8,127	184,564
Cirrus Logic, Inc.*	23,255	553,469
Cymer, Inc.*	2,633	131,650
Diodes, Inc.*	12,471	289,078
Entegris, Inc.*	15,252	142,454
Entropic Communications, Inc.*	29,987	174,824
Exar Corp.*	1,567	13,163
GT Advanced Technologies, Inc.*	41,461	342,882
Hittite Microwave Corp.*	10,985	596,595
Inphi Corp.*	87,707	1,243,685
Integrated Device Technology, Inc.*	33,153	237,044
Intermolecular, Inc.*	1,975	12,265
IXYS Corp.*	270,496	3,570,547
Kopin Corp.*	9,128	37,151
Lattice Semiconductor Corp.*	12,543	80,651
LTX-Credence Corp.*	9,169	65,925
Magnachip Semiconductor Corp.*	258,796	3,105,552
MaxLinear, Inc., Class A*	59,984	334,111
Micrel, Inc.	17,633	180,915
Microsemi Corp.*	30,332	650,318
Mindspeed Technologies, Inc.*	6,661	42,431
MIPS Technologies, Inc.*	12,801	69,637
Monolithic Power Systems, Inc.*	27,429	539,528
MoSys, Inc.*	11,573	45,945
NVE Corp.*	1,672	88,616
OmniVision Technologies, Inc.*	14,464	289,280
PDF Solutions, Inc.*	7,641	64,414
Pericom Semiconductor Corp.*	1,127	9,117
Power Integrations, Inc.	10,113	375,394
Rambus, Inc.*	34,710	223,879
RDA Microelectronics, Inc. (ADR)*	111,830	1,236,281
RF Micro Devices, Inc.*	9,964	49,621
Rubicon Technology, Inc.*	6,278	65,479
Semtech Corp.*	22,917	652,218
Silicon Image, Inc.*	21,869	128,590
Tessera Technologies, Inc.*	102,616	1,770,126
TriQuint Semiconductor, Inc.*	57,963	399,655
Ultra Clean Holdings, Inc.*	7,848	59,174
Ultratech, Inc.*	8,769	254,126
Veeco Instruments, Inc.*	10,048	287,373
Volterra Semiconductor Corp.*	62,059	2,135,760

		21,538,024

Software (5.4%)
ACI Worldwide, Inc.*	12,056	485,495
Actuate Corp.*	12,298	77,231
Advent Software, Inc.*	11,476	293,786
Allot Communications Ltd.*	64,458	1,498,649
American Software, Inc., Class A	8,194	70,305
Aspen Technology, Inc.*	29,696	609,659
AVG Technologies N.V.*	2,064	30,857
Blackbaud, Inc.	15,611	518,754
Bottomline Technologies, Inc.*	12,603	352,128
BroadSoft, Inc.*	7,880	301,410
Callidus Software, Inc.*	10,624	82,973
CommVault Systems, Inc.*	15,473	768,080
Concur Technologies, Inc.*	15,680	899,718
Convio, Inc.*	95,307	1,474,399
Deltek, Inc.*	7,815	83,308
Digimarc Corp.*	2,203	61,552
Ebix, Inc.	6,902	159,850
Ellie Mae, Inc.*	2,834	31,627
EPIQ Systems, Inc.	883	10,684
Fair Isaac Corp.	7,289	319,987
FalconStor Software, Inc.*	10,795	40,373
Glu Mobile, Inc.*	16,586	80,442
Guidance Software, Inc.*	4,391	48,521
Guidewire Software, Inc.*	2,283	70,271
Imperva, Inc.*	25,634	1,003,571
Interactive Intelligence Group, Inc.*	4,986	152,123
JDA Software Group, Inc.*	2,714	74,581
Jive Software, Inc.*	3,987	108,287
Kenexa Corp.*	9,237	288,564
Manhattan Associates, Inc.*	7,167	340,648
Mentor Graphics Corp.*	15,102	224,416
MicroStrategy, Inc., Class A*	2,817	394,380
Mitek Systems, Inc.*	84,000	974,400
Monotype Imaging Holdings, Inc.*	12,522	186,578
Motricity, Inc.*	12,453	13,698
NetQin Mobile, Inc. (ADR)*	74,640	794,170
NetScout Systems, Inc.*	13,195	268,386
NetSuite, Inc.*	92,132	4,633,318
OPNET Technologies, Inc.	5,041	146,189
Parametric Technology Corp.*	41,825	1,168,590
Pegasystems, Inc.	5,837	222,740
Progress Software Corp.*	12,944	305,737
PROS Holdings, Inc.*	7,514	140,512
QAD, Inc., Class A*	1,912	25,047
QAD, Inc., Class B*	478	6,267
QLIK Technologies, Inc.*	24,726	791,232
Quest Software, Inc.*	6,128	142,599
RealPage, Inc.*	10,707	205,253
SeaChange International, Inc.*	4,380	34,076
SolarWinds, Inc.*	20,013	773,502
Solera Holdings, Inc.	44,354	2,035,405
Sourcefire, Inc.*	28,816	1,386,914
SRS Labs, Inc.*	4,417	30,698
Synchronoss Technologies, Inc.*	24,232	773,485
Take-Two Interactive Software, Inc.*	25,796	396,871
Taleo Corp., Class A*	14,421	662,357
Tangoe, Inc.*	32,276	607,112
TeleCommunication Systems, Inc., Class A*	6,664	18,526
TeleNav, Inc.*	5,526	38,793
TiVo, Inc.*	41,908	502,477
Tyler Technologies, Inc.*	10,474	402,306
Ultimate Software Group, Inc.*	9,078	665,236
VASCO Data Security International, Inc.*	9,666	104,296
Verint Systems, Inc.*	7,412	240,075
VirnetX Holding Corp.*	14,256	341,146
Wave Systems Corp., Class A*	28,877	53,711
Websense, Inc.*	13,226	278,936

		30,327,267

Total Information Technology		120,076,030

Materials (3.6%)
Chemicals (1.8%)
A. Schulman, Inc.	638	17,239
American Vanguard Corp.	1,255	27,221
Balchem Corp.	10,130	306,432
Calgon Carbon Corp.*	15,896	248,137
Chemtura Corp.*	20,664	350,875
Flotek Industries, Inc.*	17,549	210,939
FutureFuel Corp.	2,397	26,319
GSE Holding, Inc.*	2,003	26,299
H.B. Fuller Co.	1,127	36,999
Hawkins, Inc.	3,104	115,469
Innophos Holdings, Inc.	7,604	381,112
Innospec, Inc.*	7,390	224,508

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Intrepid Potash, Inc.*	55,961	$1,361,531
KMG Chemicals, Inc.	2,251	40,631
Koppers Holdings, Inc.	26,895	1,037,071
Kraton Performance Polymers, Inc.*	9,739	258,765
LSB Industries, Inc.*	6,434	250,411
NewMarket Corp.	3,159	591,997
Olin Corp.	16,824	365,922
Omnova Solutions, Inc.*	16,180	109,215
PolyOne Corp.	23,880	343,872
Quaker Chemical Corp.	3,369	132,907
Rockwood Holdings, Inc.*	65,638	3,423,022
Senomyx, Inc.*	14,042	38,475
TPC Group, Inc.*	3,056	135,106
Zep, Inc.	7,607	109,541

		10,170,015

Construction Materials (0.5%)
Eagle Materials, Inc.	77,503	2,693,229
United States Lime & Minerals, Inc.*	189	11,319

		2,704,548

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,570	54,651
Graphic Packaging Holding Co.*	48,994	270,447
Myers Industries, Inc.	813	11,992

		337,090

Metals & Mining (1.3%)
AMCOL International Corp.	8,604	253,732
Coeur d'Alene Mines Corp.*	2,106	49,996
General Moly, Inc.*	23,290	78,021
Globe Specialty Metals, Inc.	21,999	327,125
Gold Resource Corp.	10,020	243,586
Golden Minerals Co.*	9,274	78,180
Handy & Harman Ltd.*	305	4,404
Haynes International, Inc.	3,299	208,992
Hecla Mining Co.	98,387	454,548
Horsehead Holding Corp.*	779	8,873
Kaiser Aluminum Corp.	2,499	118,103
Lynas Corp., Ltd.*	2,795,790	3,171,141
Materion Corp.*	24,199	695,237
McEwen Mining, Inc.*	37,163	165,004
Metals USA Holdings Corp.*	4,076	58,735
Midway Gold Corp.*	29,933	42,804
Noranda Aluminum Holding Corp.	8,083	80,588
Paramount Gold and Silver Corp.*	41,953	94,814
Revett Minerals, Inc.*	4,724	19,746
RTI International Metals, Inc.*	1,467	33,829
Stillwater Mining Co.*	40,403	510,694
SunCoke Energy, Inc.*	12,012	170,691
U.S. Silica Holdings, Inc.*	2,435	50,989
Vista Gold Corp.*	4,003	12,569
Worthington Industries, Inc.	11,621	222,891

		7,155,292

Paper & Forest Products (0.0%)
Deltic Timber Corp.	3,770	238,604
Neenah Paper, Inc.	2,757	81,993

		320,597

Total Materials		20,687,542

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	22,179	93,152
AboveNet, Inc.*	8,169	676,393
Alaska Communications Systems Group, Inc.	3,515	10,826
Atlantic Tele-Network, Inc.	818	29,743
Boingo Wireless, Inc.*	1,544	18,682
Cbeyond, Inc.*	9,656	77,248
Cincinnati Bell, Inc.*	20,163	81,055
Cogent Communications Group, Inc.*	81,318	1,551,548
Consolidated Communications Holdings, Inc.	7,283	142,965
Fairpoint Communications, Inc.*	469	1,764
General Communication, Inc., Class A*	12,892	112,418
HickoryTech Corp.	4,884	50,501
IDT Corp., Class B	4,560	42,590
inContact, Inc.*	9,873	55,091
Iridium Communications, Inc.*	1,733	15,181
Lumos Networks Corp.	5,340	57,458
SureWest Communications	289	6,517
Towerstream Corp.*	14,914	70,842
Vonage Holdings Corp.*	21,203	46,859

		3,140,833

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	4,556	39,774
NTELOS Holdings Corp.	5,340	110,538
Shenandoah Telecommunications Co.	8,521	95,009

		245,321

Total Telecommunication Services		3,386,154

Utilities (1.1%)
Electric Utilities (1.1%)
Brookfield Infrastructure Partners LP	197,880	6,253,008
Otter Tail Corp.	647	14,040

		6,267,048

Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,918	95,977

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	2,932	40,579
Genie Energy Ltd., Class B	4,560	44,095

		84,674

Total Utilities		6,447,699

Total Common Stocks (89.3%) (Cost $442,060,873)		506,422,886

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Better Place, Inc. 0.000%(b)†	139,552	538,531

Total Preferred Stocks (0.1%) (Cost $633,566)		538,531

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	105,185	—

Total Investments (89.4%) (Cost $442,694,439)		506,961,417
Other Assets Less Liabilities (10.6%)		59,849,812

Net Assets (100%)		$566,811,229

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

*	Non-income producing.

†	Securities (totaling $1,507,159 or 0.3% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	627	June-12	$49,591,033	$51,896,790	$2,305,757

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$81,722,082	$1,674,226	$809,639	$84,205,947
Consumer Staples	9,537,352	—	—	9,537,352
Energy	32,292,955	—	—	32,292,955
Financials	28,733,584	283,200	—	29,016,784
Health Care	98,062,446	981,846	—	99,044,292
Industrials	101,728,131	—	—	101,728,131
Information Technology	119,917,041	—	158,989	120,076,030
Materials	17,516,401	3,171,141	—	20,687,542
Telecommunication Services	3,386,154	—	—	3,386,154
Utilities	6,447,699	—	—	6,447,699
Futures	2,305,757	—	—	2,305,757
Preferred Stocks
Consumer Discretionary	—	—	538,531	538,531
Warrants
Energy	—	—	—	—

Total Assets	$501,649,602	$6,110,413	$1,507,159	$509,267,174

Total Liabilities	$—	$—	$—	$—

Total	$501,649,602	$6,110,413	$1,507,159	$509,267,174

(a)	A Security with a market value of $708,356 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	A Security with a market value of $283,200 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Information Technology	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$285,284	$158,989	$538,531
Total gains or losses (realized/unrealized) included in earning	(92,533)	—	—
Purchases	616,888	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/12	$809,639	$158,989	$538,531

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$(92,533)	$—	$—

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)

Common Stocks-Consumer Discretionary	$809,639	Discounted Cost	Discount for Lack of Marketability (a)	0.00%-15.00% (7.5%)
Common Stocks-Information Technology	158,989	Discounted Cost	Discount for Lack of Marketability (a)	0.00%-15.00% (7.5%)
Preferred Stocks-Consumer Discretionary	538,531	Discounted Cost	Discount for Lack of Marketability (a)	0.00%-15.00% (7.5%)
	$1,507,159

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,809,965
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$82,388,139

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,449,111
Aggregate gross unrealized depreciation	(44,993,520)

Net unrealized appreciation	$63,455,591

Federal income tax cost of investments	$443,505,826

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Auto Components (2.7%)
American Axle & Manufacturing Holdings, Inc.*	23,501	$275,197
Amerigon, Inc.*	310,000	5,015,800
Autoliv, Inc.	27,136	1,819,469
Dana Holding Corp.	3,955	61,302
Drew Industries, Inc.*	25,542	697,552
Exide Technologies, Inc.*	26,313	82,360
Fuel Systems Solutions, Inc.*	7,414	193,950
Gentex Corp.	63,400	1,553,300
Icahn Enterprises LP	176,633	7,628,779
Modine Manufacturing Co.*	20,739	183,125
Motorcar Parts of America, Inc.*	5,351	51,477
Shiloh Industries, Inc.	2,302	21,938
Spartan Motors, Inc.	14,906	78,853
Standard Motor Products, Inc.	8,924	158,312
Superior Industries International, Inc.	10,669	208,472

		18,029,886

Automobiles (0.4%)
Thor Industries, Inc.	68,500	2,161,860
Winnebago Industries, Inc.*	35,255	345,499

		2,507,359

Distributors (0.1%)
Core-Mark Holding Co., Inc.	4,337	177,557
VOXX International Corp.*	7,887	106,948
Weyco Group, Inc.	3,151	74,678

		359,183

Diversified Consumer Services (0.9%)
Archipelago Learning, Inc.*	2,568	28,556
Ascent Capital Group, Inc., Class A*	43,384	2,051,629
Cambium Learning Group, Inc.*	7,223	19,141
Corinthian Colleges, Inc.*	34,734	143,799
Hillenbrand, Inc.	49,700	1,140,615
Lincoln Educational Services Corp.	10,262	81,172
Mac-Gray Corp.	5,413	81,899
Matthews International Corp., Class A	8,073	255,430
Regis Corp.	114,576	2,111,636
School Specialty, Inc.*	7,287	25,796
Stewart Enterprises, Inc., Class A	33,327	202,295

		6,141,968

Hotels, Restaurants & Leisure (1.5%)
Ambassadors Group, Inc.	6,253	33,453
Benihana, Inc.	6,294	82,137
Biglari Holdings, Inc.*	492	198,202
Bob Evans Farms, Inc.	13,598	512,917
Boyd Gaming Corp.*	24,544	192,425
Bravo Brio Restaurant Group, Inc.*	231,800	4,626,728
Caesars Entertainment Corp.*	11,529	169,937
Caribou Coffee Co., Inc.*	3,107	57,914
Churchill Downs, Inc.	4,122	230,420
Cracker Barrel Old Country Store, Inc.	630	35,154
Denny’s Corp.*	12,193	49,260
Domino’s Pizza, Inc.	16,065	583,159
Einstein Noah Restaurant Group, Inc.	305	4,551
Gaylord Entertainment Co.*	15,933	490,736
International Speedway Corp., Class A	13,011	361,055
Isle of Capri Casinos, Inc.*	9,260	65,376
Jack in the Box, Inc.*	18,612	446,130
Life Time Fitness, Inc.*	1,765	89,256
Luby’s, Inc.*	8,168	49,580
Marcus Corp.	9,337	117,179
Monarch Casino & Resort, Inc.*	4,127	42,508
Morgans Hotel Group Co.*	6,268	31,027
Multimedia Games Holding Co., Inc.*	12,079	132,386
O’Charleys, Inc.*	8,539	84,024
Orient-Express Hotels Ltd., Class A*	42,594	434,459
P.F. Chang’s China Bistro, Inc.	795	31,418
Pinnacle Entertainment, Inc.*	26,196	301,516
Red Lion Hotels Corp.*	6,694	54,958
Red Robin Gourmet Burgers, Inc.*	604	22,463
Ruby Tuesday, Inc.*	29,162	266,249
Ruth’s Hospitality Group, Inc.*	13,139	99,725
Scientific Games Corp., Class A*	12,279	143,173
Shuffle Master, Inc.*	4,682	82,403
Speedway Motorsports, Inc.	5,275	98,537
Texas Roadhouse, Inc.	1,886	31,383
Town Sports International Holdings, Inc.*	5,186	65,499
Vail Resorts, Inc.	3,392	146,704

		10,464,001

Household Durables (2.7%)
American Greetings Corp., Class A	15,873	243,492
Beazer Homes USA, Inc.*	33,607	109,223
Blyth, Inc.	2,317	173,381
Brookfield Residential Properties, Inc.*	235,600	2,492,648
Cavco Industries, Inc.*	3,092	144,025
CSS Industries, Inc.	3,708	72,158
Ethan Allen Interiors, Inc.	19,836	502,248
Furniture Brands International, Inc.*	19,293	32,412
Helen of Troy Ltd.*	13,789	468,964
Hooker Furniture Corp.	45,706	623,887
Hovnanian Enterprises, Inc., Class A*	29,225	71,601
Jarden Corp.	208,600	8,391,978
KB Home	34,561	307,593
La-Z-Boy, Inc.*	114,242	1,709,060
Lifetime Brands, Inc.	4,229	47,534
M.D.C. Holdings, Inc.	33,537	864,919
M/I Homes, Inc.*	47,677	589,288
Meritage Homes Corp.*	12,607	341,145
Ryland Group, Inc.	19,781	381,378
Sealy Corp.*	22,261	44,967
Skullcandy, Inc.*	2,698	42,709
Skyline Corp.	3,070	23,486
Standard Pacific Corp.*	47,580	212,207
Universal Electronics, Inc.*	4,247	84,855

		17,975,158

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	10,621	32,182
Valuevision Media, Inc., Class A*	3,609	7,470

		39,652

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	5,420	232,139
Black Diamond, Inc.*	74,581	690,620
Brunswick Corp.	41,300	1,063,475
Callaway Golf Co.	28,946	195,675
JAKKS Pacific, Inc.	12,159	212,174
Johnson Outdoors, Inc., Class A*	2,138	40,836
Leapfrog Enterprises, Inc.*	18,408	153,891
Marine Products Corp.	2,262	13,459
Smith & Wesson Holding Corp.*	17,844	138,291
Steinway Musical Instruments, Inc.*	2,885	72,125
Summer Infant, Inc.*	5,925	35,550

		2,848,235

Media (2.2%)
AH Belo Corp., Class A	8,212	40,157
Belo Corp., Class A	29,175	209,185

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Central European Media Enterprises Ltd., Class A*	16,695	$118,534
Cinemark Holdings, Inc.	3,951	86,724
Crown Media Holdings, Inc., Class A*	11,994	19,070
Cumulus Media, Inc., Class A*	13,304	46,431
Dial Global, Inc.*	2,182	5,084
Digital Domain Media Group, Inc.*	771	4,387
Digital Generation, Inc.*	2,910	29,711
DreamWorks Animation SKG, Inc., Class A*	283,500	5,230,575
Entercom Communications Corp., Class A*	11,040	71,650
Entravision Communications Corp., Class A	9,180	15,698
EW Scripps Co., Class A*	14,077	138,940
Fisher Communications, Inc.*	3,996	122,757
Global Sources Ltd.*	493	3,037
Gray Television, Inc.*	22,007	41,593
Harte-Hanks, Inc.	20,233	183,109
John Wiley & Sons, Inc., Class A	36,900	1,756,071
Journal Communications, Inc., Class A*	18,932	106,587
Knology, Inc.*	935	17,017
LIN TV Corp., Class A*	12,341	49,981
Live Nation Entertainment, Inc.*	412,906	3,881,316
Martha Stewart Living Omnimedia, Inc., Class A	12,538	47,770
McClatchy Co., Class A*	26,321	76,068
Meredith Corp.	16,286	528,644
New York Times Co., Class A*	61,694	418,902
Nexstar Broadcasting Group, Inc., Class A*	3,775	31,370
Outdoor Channel Holdings, Inc.	5,575	40,753
Promotora de Informaciones S.A. (Prisa) (ADR), Class B	229,100	996,585
Saga Communications, Inc., Class A*	1,604	57,423
Scholastic Corp.	11,909	420,150
Sinclair Broadcast Group, Inc., Class A	21,261	235,147
World Wrestling Entertainment, Inc., Class A	1,358	12,045

		15,042,471

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	5,558	51,356
Fred’s, Inc., Class A	21,857	319,331
Saks, Inc.*	103,132	1,197,362
Tuesday Morning Corp.*	19,536	75,018

		1,643,067

Specialty Retail (4.8%)
America’s Car-Mart, Inc.*	1,778	78,196
Asbury Automotive Group, Inc.*	13,059	352,593
Barnes & Noble, Inc.*	12,967	171,813
bebe stores, Inc.	17,200	158,756
Big 5 Sporting Goods Corp.	9,970	78,165
Brown Shoe Co., Inc.	115,905	1,069,803
Build-A-Bear Workshop, Inc.*	6,643	34,876
Cabela’s, Inc.*	19,442	741,712
Casual Male Retail Group, Inc.*	18,946	63,659
Cato Corp., Class A	36,600	1,011,624
Charming Shoppes, Inc.*	52,078	307,260
Children’s Place Retail Stores, Inc.*	10,987	567,698
Christopher & Banks Corp.	113,402	210,928
Citi Trends, Inc.*	6,849	78,490
Coldwater Creek, Inc.*	31,765	36,847
Collective Brands, Inc.*	27,504	540,729
Conn’s, Inc.*	380,899	5,846,800
Cost Plus, Inc.*	3,074	55,025
Finish Line, Inc., Class A	16,039	340,348
Francesca’s Holdings Corp.*	2,932	92,680
GameStop Corp., Class A	64,300	1,404,312
Genesco, Inc.*	9,505	681,033
Group 1 Automotive, Inc.	47,676	2,677,961
Haverty Furniture Cos., Inc.	8,594	95,393
hhgregg, Inc.*	7,154	81,412
HOT Topic, Inc.	18,824	191,064
Kirkland’s, Inc.*	6,888	111,448
Lithia Motors, Inc., Class A	9,838	257,756
MarineMax, Inc.*	10,220	84,111
Mattress Firm Holding Corp.*	1,712	64,885
Men’s Wearhouse, Inc.	63,874	2,476,395
New York & Co., Inc.*	11,548	43,074
Office Depot, Inc.*	124,969	431,143
OfficeMax, Inc.*	38,030	217,532
Pacific Sunwear of California, Inc.*	21,673	38,144
Penske Automotive Group, Inc.	65,022	1,601,492
PEP Boys-Manny, Moe & Jack	23,459	350,008
Pier 1 Imports, Inc.*	64,926	1,180,355
Rent-A-Center, Inc.	26,307	993,089
Select Comfort Corp.*	3,237	104,846
Shoe Carnival, Inc.*	4,160	134,035
Sonic Automotive, Inc., Class A	335,068	6,001,068
Stage Stores, Inc.	13,925	226,142
Stein Mart, Inc.*	12,455	82,203
Systemax, Inc.*	4,599	77,539
Talbots, Inc.*	30,995	93,915
Teavana Holdings, Inc.*	2,020	39,834
West Marine, Inc.*	57,076	683,770
Wet Seal, Inc., Class A*	39,971	137,900
Zale Corp.*	14,585	45,068

		32,444,929

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	2,989	148,763
Cherokee, Inc.	746	8,497
Columbia Sportswear Co.	1,768	83,892
Delta Apparel, Inc.*	2,724	44,755
Iconix Brand Group, Inc.*	32,655	567,544
Jones Group, Inc.	36,081	453,177
Kenneth Cole Productions, Inc., Class A*	2,279	36,692
K-Swiss, Inc., Class A*	11,834	48,519
Liz Claiborne, Inc.*	40,016	534,614
Maidenform Brands, Inc.*	16,700	375,917
Movado Group, Inc.	90,685	2,226,317
Perry Ellis International, Inc.*	5,088	94,993
Quiksilver, Inc.*	57,480	232,219
R.G. Barry Corp.	3,374	41,163
Skechers U.S.A., Inc., Class A*	16,817	213,912
Unifi, Inc.*	6,311	60,964
Warnaco Group, Inc.*	2,886	168,542

		5,340,480

Total Consumer Discretionary		112,836,389

Consumer Staples (2.4%)
Beverages (0.0%)
Central European Distribution Corp.*	33,244	169,877
Craft Brew Alliance, Inc.*	2,993	22,926
MGP Ingredients, Inc.	5,504	29,612
Primo Water Corp.*	2,116	4,126

		226,541

Food & Staples Retailing (0.4%)
Andersons, Inc.	8,339	406,026
Arden Group, Inc., Class A	226	20,541

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Chefs’ Warehouse, Inc.*	1,902	$44,012
Ingles Markets, Inc., Class A	5,592	98,643
Nash Finch Co.	5,545	157,589
Pantry, Inc.*	9,677	125,898
Rite Aid Corp.*	243,662	423,972
Roundy’s, Inc.*	5,375	57,512
Ruddick Corp.	10,118	405,732
Spartan Stores, Inc.	10,026	181,671
Susser Holdings Corp.*	4,107	105,427
Village Super Market, Inc., Class A	2,794	88,262
Weis Markets, Inc.	5,051	220,224

		2,335,509

Food Products (1.4%)
Alico, Inc.	1,003	23,179
B&G Foods, Inc.	9,118	205,246
Cal-Maine Foods, Inc.	5,946	227,494
Chiquita Brands International, Inc.*	20,055	176,284
Darling International, Inc.*	300,000	5,226,000
Dole Food Co., Inc.*	13,307	132,804
Farmer Bros Co.*	2,571	27,998
Fresh Del Monte Produce, Inc.	16,463	376,015
Griffin Land & Nurseries, Inc.	1,100	29,051
Hain Celestial Group, Inc.*	12,044	527,648
Imperial Sugar Co.	5,586	26,198
Lancaster Colony Corp.	11,900	790,874
Omega Protein Corp.*	7,930	60,347
Pilgrim’s Pride Corp.*	27,203	202,934
Sanderson Farms, Inc.	9,930	526,588
Seneca Foods Corp., Class A*	4,216	111,049
Smart Balance, Inc.*	14,236	94,100
Snyders-Lance, Inc.	21,249	549,287
Tootsie Roll Industries, Inc.	741	16,967
TreeHouse Foods, Inc.*	6,541	389,190

		9,719,253

Household Products (0.1%)
Central Garden & Pet Co., Class A*	18,913	182,132
Harbinger Group, Inc.*	3,990	20,668
Oil-Dri Corp. of America	1,931	41,111
Spectrum Brands Holdings, Inc.*	1,609	56,251

		300,162

Personal Products (0.4%)
Elizabeth Arden, Inc.*	2,090	73,108
Inter Parfums, Inc.	148,700	2,333,103
Nutraceutical International Corp.*	4,278	62,288
Prestige Brands Holdings, Inc.*	22,483	393,003
Revlon, Inc., Class A*	4,887	84,301
Schiff Nutrition International, Inc.*	4,026	49,479

		2,995,282

Tobacco (0.1%)
Alliance One International, Inc.*	38,539	145,292
Star Scientific, Inc.*	5,399	17,709
Universal Corp.	10,395	484,407
Vector Group Ltd.	6,691	118,564

		765,972

Total Consumer Staples		16,342,719

Energy (8.6%)
Energy Equipment & Services (6.5%)
Atwood Oceanics, Inc.*	35,900	1,611,551
Bristow Group, Inc.	56,345	2,689,347
C&J Energy Services, Inc.*	2,473	43,995
Cal Dive International, Inc.*	16,753	55,285
Dawson Geophysical Co.*	2,621	90,031
Exterran Holdings, Inc.*	28,600	377,234
Gulf Island Fabrication, Inc.	5,568	162,975
Gulfmark Offshore, Inc., Class A*	8,770	403,069
Heckmann Corp.*	22,345	96,307
Helix Energy Solutions Group, Inc.*	115,336	2,052,981
Hercules Offshore, Inc.*	58,676	277,537
Hornbeck Offshore Services, Inc.*	140,858	5,920,262
ION Geophysical Corp.*	390,000	2,515,500
Key Energy Services, Inc.*	5,698	88,034
Matrix Service Co.*	290,158	4,065,114
Mitcham Industries, Inc.*	237,267	5,329,017
Natural Gas Services Group, Inc.*	125,670	1,658,844
Newpark Resources, Inc.*	37,846	309,959
North American Energy Partners, Inc.*	560,000	2,744,000
Oil States International, Inc.*	20,800	1,623,648
Parker Drilling Co.*	452,438	2,701,055
PHI, Inc. (Non-Voting)*	5,927	137,210
Pioneer Drilling Co.*	5,583	49,130
Rowan Cos., Inc.*	54,997	1,811,051
Tesco Corp.*	2,592	36,781
TETRA Technologies, Inc.*	30,189	284,380
Tidewater, Inc.	96,500	5,212,930
Union Drilling, Inc.*	6,998	38,909
Unit Corp.*	29,800	1,274,248
Vantage Drilling Co.*	78,928	126,285
Willbros Group, Inc.*	14,495	46,964

		43,833,633

Oil, Gas & Consumable Fuels (2.1%)
Alon USA Energy, Inc.	1,150	10,408
Approach Resources, Inc.*	3,238	119,644
Arch Coal, Inc.	10,863	116,343
Bill Barrett Corp.*	19,506	507,351
Bonanza Creek Energy, Inc.*	1,629	35,594
BPZ Resources, Inc.*	34,907	140,675
Buckeye Partners LP	60,550	3,704,449
CAMAC Energy, Inc.*	25,971	25,971
Cloud Peak Energy, Inc.*	21,703	345,729
Comstock Resources, Inc.*	21,472	339,902
Crimson Exploration, Inc.*	9,163	38,026
Crosstex Energy, Inc.	1,937	27,389
Delek U.S. Holdings, Inc.	6,395	99,186
DHT Holdings, Inc.	29,473	28,294
Endeavour International Corp.*	16,448	194,909
Energen Corp.	19,500	958,425
Energy Partners Ltd.*	12,904	214,335
Frontline Ltd.	22,859	175,786
Gastar Exploration Ltd.*	26,172	78,254
GeoResources, Inc.*	5,419	177,418
GMX Resources, Inc.*	18,839	23,926
Green Plains Renewable Energy, Inc.*	7,487	80,785
Harvest Natural Resources, Inc.*	15,438	109,301
James River Coal Co.*	16,226	83,077
KiOR, Inc., Class A*	1,862	24,895
Knightsbridge Tankers Ltd.	9,986	143,599
L&L Energy, Inc.*	10,238	25,083
Matador Resources Co.*	2,253	24,670
Miller Energy Resources, Inc.*	13,931	58,789
Nordic American Tankers Ltd.	23,588	374,577
Overseas Shipholding Group, Inc.	50,212	634,178
Patriot Coal Corp.*	2,834	17,684
Penn Virginia Corp.	20,962	95,377
Petroleum Development Corp.*	10,479	388,666
PetroQuest Energy, Inc.*	18,998	116,648
Renewable Energy Group, Inc.*	1,411	14,618
REX American Resources Corp.*	2,750	84,425
Rex Energy Corp.*	2,694	28,772
Sanchez Energy Corp.*	1,629	36,571
Scorpio Tankers, Inc.*	13,347	94,230

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SemGroup Corp., Class A*	18,629	$542,849
Ship Finance International Ltd.	20,431	312,594
Solazyme, Inc.*	1,156	16,912
Swift Energy Co.*	18,952	550,177
Teekay Corp.	20,200	701,950
Teekay Tankers Ltd., Class A	23,786	144,381
Triangle Petroleum Corp.*	10,124	69,856
Ur-Energy, Inc.*	8,188	9,989
USEC, Inc.*	53,232	56,426
VAALCO Energy, Inc.*	20,018	189,170
Venoco, Inc.*	10,272	111,348
Voyager Oil & Gas, Inc.*	5,659	13,751
Warren Resources, Inc.*	27,259	88,864
Western Refining, Inc.	1,526	28,719
Westmoreland Coal Co.*	3,163	35,331
World Fuel Services Corp.	13,794	565,554
WPX Energy, Inc.*	67,850	1,221,979

		14,457,809

Total Energy		58,291,442

Financials (27.7%)
Capital Markets (3.4%)
Apollo Investment Corp.	88,343	633,419
Arlington Asset Investment Corp., Class A	3,490	77,478
Artio Global Investors, Inc.	1,339	6,387
BlackRock Kelso Capital Corp.	33,179	325,818
Calamos Asset Management, Inc., Class A	8,360	109,600
Capital Southwest Corp.	1,264	119,511
CIFC Corp.*	5,198	32,228
Cohen & Steers, Inc.	151,444	4,831,064
Cowen Group, Inc., Class A*	30,701	83,200
Dundee Corp., Class A*	67,900	1,695,463
Edelman Financial Group, Inc.	9,281	61,347
FBR & Co.*	19,290	49,575
Fidus Investment Corp.	1,814	25,414
Fifth Street Finance Corp.	36,942	360,554
FXCM, Inc., Class A	7,974	103,582
GAMCO Investors, Inc., Class A	1,030	51,098
GFI Group, Inc.	32,126	120,794
Gladstone Capital Corp.	9,591	77,783
Gladstone Investment Corp.	9,985	75,586
Gleacher & Co., Inc.*	32,384	44,042
Golub Capital BDC, Inc.	4,917	75,083
Harris & Harris Group, Inc.*	14,303	59,357
Hercules Technology Growth Capital, Inc.	21,712	240,569
ICG Group, Inc.*	15,785	141,276
INTL FCStone, Inc.*	6,003	126,663
Investment Technology Group, Inc.*	17,375	207,805
JMP Group, Inc.	6,448	47,586
KBW, Inc.	14,788	273,578
Knight Capital Group, Inc., Class A*	45,172	581,364
Kohlberg Capital Corp.	8,372	57,851
Main Street Capital Corp.	10,399	256,127
Manning & Napier, Inc.*	4,372	64,268
MCG Capital Corp.	34,931	148,457
Medallion Financial Corp.	6,888	76,870
Medley Capital Corp.	5,025	56,632
MVC Capital, Inc.	10,948	143,747
New Mountain Finance Corp.	3,318	45,589
NGP Capital Resources Co.	9,766	63,967
Oppenheimer Holdings, Inc., Class A	4,747	82,360
PennantPark Investment Corp.	24,360	253,344
Piper Jaffray Cos., Inc.*	7,012	186,659
Prospect Capital Corp.	54,766	601,331
Safeguard Scientifics, Inc.*	9,078	156,142
Solar Capital Ltd.	16,573	365,766
Solar Senior Capital Ltd.	3,518	56,675
Stifel Financial Corp.*	14,450	546,788
SWS Group, Inc.	13,516	77,312
TICC Capital Corp.	16,852	164,138
Triangle Capital Corp.	12,054	238,067
Value Partners Group Ltd.	6,000,000	3,639,150
Virtus Investment Partners, Inc.*	147	12,610
Walter Investment Management Corp.	11,767	265,346
WisdomTree Investments, Inc.*	555,450	4,649,117

		22,845,537

Commercial Banks (6.5%)
1st Source Corp.	6,927	169,504
1st United Bancorp, Inc./Florida*	11,908	72,043
Alliance Financial Corp./New York	2,187	66,288
Ameris Bancorp*	10,567	138,850
Ames National Corp.	3,869	92,082
Arrow Financial Corp.	4,496	109,702
BancFirst Corp.	3,104	135,210
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,583	265,627
Bancorp, Inc./Delaware*	12,978	130,299
BancorpSouth, Inc.	42,259	569,229
Bank of Kentucky Financial Corp.	2,614	67,258
Bank of Marin Bancorp/California	2,400	91,224
Bank of the Ozarks, Inc.	10,793	337,389
Banner Corp.	7,764	171,041
BBCN Bancorp, Inc.*	33,132	368,759
BOK Financial Corp.	18,500	1,041,180
Boston Private Financial Holdings, Inc.	34,181	338,734
Bridge Bancorp, Inc.	2,049	42,968
Bridge Capital Holdings*	4,119	55,442
Bryn Mawr Bank Corp.	3,839	86,147
Camden National Corp.	3,422	120,283
Capital Bank Corp.*	6,104	13,673
Capital City Bank Group, Inc.	5,600	41,720
Cardinal Financial Corp.	12,927	146,075
Cascade Bancorp*	2,697	15,319
Cathay General Bancorp	255,280	4,518,456
Center Bancorp, Inc.	5,507	55,235
Centerstate Banks, Inc.	12,675	103,428
Central Pacific Financial Corp.*	6,663	86,286
Century Bancorp, Inc./Massachusetts, Class A	1,555	42,452
Chemical Financial Corp.	42,180	988,699
Citizens & Northern Corp.	5,418	108,360
City Holding Co.	6,991	242,728
CNB Financial Corp./Pennsylvania	5,604	93,643
CoBiz Financial, Inc.	15,011	106,128
Columbia Banking System, Inc.	17,632	401,657
Community Bank System, Inc.	17,226	495,764
Community Trust Bancorp, Inc.	6,370	204,286
CVB Financial Corp.	40,153	471,396
Eagle Bancorp, Inc.*	7,542	126,253
East West Bancorp, Inc.	190,000	4,387,100
Encore Bancshares, Inc.*	3,546	72,232
Enterprise Bancorp, Inc./Massachusetts	2,607	42,859
Enterprise Financial Services Corp.	6,065	71,203
F.N.B. Corp./Pennsylvania	60,714	733,425
Financial Institutions, Inc.	6,303	101,920
First Bancorp, Inc./Maine	3,980	59,023
First Bancorp/North Carolina	6,927	75,712

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Busey Corp.	34,299	$169,437
First Commonwealth Financial Corp.	47,353	289,800
First Community Bancshares, Inc./Virginia	7,103	94,896
First Connecticut Bancorp, Inc./Connecticut	7,869	103,792
First Financial Bancorp	26,173	452,793
First Financial Bankshares, Inc.	7,734	272,314
First Financial Corp./Indiana	5,069	160,941
First Interstate Bancsystem, Inc.	7,302	106,755
First Merchants Corp.	11,345	139,997
First Midwest Bancorp, Inc./Illinois	33,604	402,576
First of Long Island Corp.	3,589	95,109
FirstMerit Corp.	49,221	829,866
German American Bancorp, Inc.	5,617	109,138
Glacier Bancorp, Inc.	32,360	483,458
Great Southern Bancorp, Inc.	4,562	109,488
Hancock Holding Co.	34,277	1,217,176
Hanmi Financial Corp.*	13,919	140,860
Heartland Financial USA, Inc.	5,811	100,763
Heritage Commerce Corp.*	9,348	60,108
Heritage Financial Corp./Washington	7,165	97,444
Home Bancshares, Inc./Arkansas	10,075	268,096
Hudson Valley Holding Corp.	7,006	113,007
IBERIABANK Corp.	13,244	708,157
Independent Bank Corp./Massachusetts	9,736	279,715
International Bancshares Corp.	23,818	503,751
Investors Bancorp, Inc.*	17,982	270,090
Lakeland Bancorp, Inc.	10,021	98,709
Lakeland Financial Corp.	7,386	192,258
MainSource Financial Group, Inc.	8,878	106,980
MB Financial, Inc.	24,354	511,190
Merchants Bancshares, Inc.	2,349	66,195
Metro Bancorp, Inc.*	5,723	66,902
MidSouth Bancorp, Inc.	3,058	41,589
National Bankshares, Inc./Virginia	3,096	93,190
National Penn Bancshares, Inc.	55,457	490,794
NBT Bancorp, Inc.	15,509	342,439
Old National Bancorp/Indiana	42,521	558,726
OmniAmerican Bancorp, Inc.*	4,859	94,070
Oriental Financial Group, Inc.	79,455	961,406
Orrstown Financial Services, Inc.	3,322	29,134
Pacific Capital Bancorp N.A.*	1,772	80,821
Pacific Continental Corp.	8,256	77,772
PacWest Bancorp	13,570	329,751
Park National Corp.	5,859	405,267
Park Sterling Corp.*	14,064	67,507
Penns Woods Bancorp, Inc.	1,836	75,056
Peoples Bancorp, Inc./Ohio	15,999	280,622
Pinnacle Financial Partners, Inc.*	15,328	281,269
PrivateBancorp, Inc.	27,005	409,666
Prosperity Bancshares, Inc.	20,983	961,021
Renasant Corp.	11,432	186,113
Republic Bancorp, Inc./Kentucky, Class A	29,584	707,649
S&T Bancorp, Inc.	12,760	276,764
Sandy Spring Bancorp, Inc.	10,842	196,999
SCBT Financial Corp.	6,337	207,283
Seacoast Banking Corp. of Florida*	33,112	58,277
Sierra Bancorp	5,266	51,765
Simmons First National Corp., Class A	7,892	203,850
Southside Bancshares, Inc.	7,424	164,070
Southwest Bancorp, Inc./Oklahoma*	8,582	79,126
State Bank Financial Corp.*	14,183	248,344
StellarOne Corp.	10,327	122,582
Sterling Bancorp/New York	14,312	137,252
Sterling Financial Corp./Washington*	11,983	250,205
Suffolk Bancorp*	4,565	59,299
Sun Bancorp, Inc./New Jersey*	17,055	60,204
Susquehanna Bancshares, Inc.	82,188	812,017
SVB Financial Group*	14,930	960,596
SY Bancorp, Inc.	4,542	105,374
Taylor Capital Group, Inc.*	4,292	61,590
Texas Capital Bancshares, Inc.*	16,639	576,042
Tompkins Financial Corp.	3,810	152,629
TowneBank/Virginia	10,901	147,055
Trico Bancshares	6,279	109,380
Trustmark Corp.	28,846	720,573
UMB Financial Corp.	14,382	643,379
Umpqua Holdings Corp.	51,426	697,337
Union First Market Bankshares Corp.	9,059	126,826
United Bankshares, Inc./West Virginia	18,710	539,971
United Community Banks, Inc./Georgia*	18,325	178,669
Univest Corp. of Pennsylvania	7,760	130,213
Virginia Commerce Bancorp, Inc.*	9,928	87,168
Washington Banking Co.	6,953	96,021
Washington Trust Bancorp, Inc.	6,407	154,665
Webster Financial Corp.	32,328	732,876
WesBanco, Inc.	10,493	211,329
West Bancorp, Inc.	6,918	69,111
West Coast Bancorp/Oregon*	8,587	162,466
Westamerica Bancorp	7,088	340,224
Western Alliance Bancorp*	31,191	264,188
Wilshire Bancorp, Inc.*	27,935	134,926
Wintrust Financial Corp.	15,702	561,975

		44,262,534

Consumer Finance (0.9%)
Advance America Cash Advance Centers, Inc.	21,907	229,804
Cash America International, Inc.	8,928	427,919
EZCORP, Inc., Class A*	155,000	5,030,525
First Marblehead Corp.*	27,000	32,940
Imperial Holdings, Inc.*	1,313	3,506
Nelnet, Inc., Class A	11,724	303,769
Nicholas Financial, Inc.	4,423	58,339

		6,086,802

Diversified Financial Services (2.0%)
California First National Bancorp	621	9,526
CBOE Holdings, Inc.	20,000	568,400
Compass Diversified Holdings	18,317	270,908
FX Alliance, Inc.*	1,935	30,341
Gain Capital Holdings, Inc.	3,450	17,319
Guoco Group Ltd.	40,000	349,235
Marlin Business Services Corp.	3,910	58,884
NewStar Financial, Inc.*	12,324	137,043
Onex Corp.	159,000	5,851,812
PHH Corp.*	25,225	390,231
PICO Holdings, Inc.*	9,891	231,944
Texas Pacific Land Trust	123,300	5,813,595

		13,729,238

Insurance (4.9%)
Alterra Capital Holdings Ltd.	40,612	933,264
American Equity Investment Life Holding Co.	26,663	340,487
American Safety Insurance Holdings Ltd.*	4,582	86,371
AMERISAFE, Inc.*	8,229	203,585
Amtrust Financial Services, Inc.	9,384	252,242
Argo Group International Holdings Ltd.	12,358	369,133

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J. Gallagher & Co.	21,051	$752,363
Aspen Insurance Holdings Ltd.	44,500	1,243,330
Baldwin & Lyons, Inc., Class B	3,876	86,745
Citizens, Inc./Texas*	16,826	166,241
CNO Financial Group, Inc.*	99,297	772,531
Delphi Financial Group, Inc., Class A	21,708	971,867
Donegal Group, Inc., Class A	3,553	48,570
eHealth, Inc.*	9,252	150,900
EMC Insurance Group, Inc.	1,789	35,941
Employers Holdings, Inc.	14,515	257,061
Enstar Group Ltd.*	3,068	303,701
FBL Financial Group, Inc., Class A	5,697	191,989
First American Financial Corp.	47,222	785,302
Flagstone Reinsurance Holdings S.A.	21,828	171,786
Fortegra Financial Corp.*	2,820	23,575
Global Indemnity plc*	5,664	110,391
Greenlight Capital Reinsurance Ltd., Class A*	249,749	6,151,318
Hallmark Financial Services*	3,344	26,384
Hanover Insurance Group, Inc.	34,600	1,422,752
Harleysville Group, Inc.	5,441	313,946
HCC Insurance Holdings, Inc.	17,500	545,475
Hilltop Holdings, Inc.*	17,400	145,986
Horace Mann Educators Corp.	17,937	316,050
Independence Holding Co.	3,434	34,203
Infinity Property & Casualty Corp.	5,526	289,176
Kansas City Life Insurance Co.	1,882	60,600
Maiden Holdings Ltd.	22,946	206,514
Meadowbrook Insurance Group, Inc.	24,048	224,368
Montpelier Reinsurance Holdings Ltd.	79,405	1,534,105
National Financial Partners Corp.*	18,544	280,756
National Interstate Corp.	3,140	80,321
National Western Life Insurance Co., Class A	976	133,585
Navigators Group, Inc.*	4,852	229,208
Old Republic International Corp.	113,000	1,192,150
OneBeacon Insurance Group Ltd., Class A	9,916	152,806
Phoenix Cos., Inc.*	53,007	129,867
Platinum Underwriters Holdings Ltd.	15,789	576,298
Presidential Life Corp.	9,742	111,351
Primerica, Inc.	13,399	337,789
ProAssurance Corp.	13,672	1,204,640
Protective Life Corp.	92,900	2,751,698
RLI Corp.	11,721	839,692
Safety Insurance Group, Inc.	5,702	237,431
SeaBright Holdings, Inc.	9,277	84,328
Selective Insurance Group, Inc.	24,182	425,845
StanCorp Financial Group, Inc.	35,700	1,461,558
State Auto Financial Corp.	5,847	85,425
Stewart Information Services Corp.	7,815	111,051
Symetra Financial Corp.	30,436	350,927
Tower Group, Inc.	81,799	1,834,752
United Fire Group, Inc.	9,600	171,744
Universal Insurance Holdings, Inc.	8,172	31,789
Validus Holdings Ltd.	36,054	1,115,871

		33,459,134

Real Estate Investment Trusts (REITs) (7.4%)
Acadia Realty Trust (REIT)	15,472	348,739
AG Mortgage Investment Trust, Inc. (REIT)	3,734	73,709
Agree Realty Corp. (REIT)	5,486	123,874
Alexander’s, Inc. (REIT)	685	269,808
American Assets Trust, Inc. (REIT)	1,222	27,862
American Campus Communities, Inc. (REIT)	18,652	834,117
American Capital Mortgage Investment Corp. (REIT)	6,540	142,376
Anworth Mortgage Asset Corp. (REIT)	63,506	417,870
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,336	161,758
ARMOUR Residential REIT, Inc. (REIT)	79,753	538,333
Ashford Hospitality Trust, Inc. (REIT)	23,825	214,663
Associated Estates Realty Corp. (REIT)	18,271	298,548
BioMed Realty Trust, Inc. (REIT)	69,454	1,318,237
Campus Crest Communities, Inc. (REIT)	14,034	163,636
CapLease, Inc. (REIT)	31,671	127,634
Capstead Mortgage Corp. (REIT)	42,052	551,302
CBL & Associates Properties, Inc. (REIT)	45,847	867,425
Cedar Realty Trust, Inc. (REIT)	25,861	132,408
Chatham Lodging Trust (REIT)	6,468	82,079
Chesapeake Lodging Trust (REIT)	14,608	262,506
Cogdell Spencer, Inc. (REIT)	15,834	67,136
Colonial Properties Trust (REIT)	39,452	857,292
Colony Financial, Inc. (REIT)	15,213	249,189
Coresite Realty Corp. (REIT)	8,853	208,842
Cousins Properties, Inc. (REIT)	41,610	315,404
CreXus Investment Corp. (REIT)	27,139	280,617
CubeSmart (REIT)	55,299	658,058
CYS Investments, Inc. (REIT)	50,617	662,577
DCT Industrial Trust, Inc. (REIT)	111,253	656,393
DiamondRock Hospitality Co. (REIT)	76,006	782,102
DuPont Fabros Technology, Inc. (REIT)	16,621	406,383
Dynex Capital, Inc. (REIT)	25,455	243,095
EastGroup Properties, Inc. (REIT)	6,808	341,898
Education Realty Trust, Inc. (REIT)	41,315	447,855
Entertainment Properties Trust (REIT)	21,305	988,126
Equity Lifestyle Properties, Inc. (REIT)	99,691	6,952,450
Equity One, Inc. (REIT)	24,917	503,822
Excel Trust, Inc. (REIT)	14,140	170,811
Extra Space Storage, Inc. (REIT)	25,809	743,041
FelCor Lodging Trust, Inc. (REIT)*	28,922	104,119
First Industrial Realty Trust, Inc. (REIT)*	38,999	481,638
First Potomac Realty Trust (REIT)	22,939	277,333
Franklin Street Properties Corp. (REIT)	32,889	348,623
Getty Realty Corp. (REIT)	6,866	106,972
Gladstone Commercial Corp. (REIT)	3,339	57,464
Glimcher Realty Trust (REIT)	8,046	82,230
Government Properties Income Trust (REIT)	16,834	405,868
Hatteras Financial Corp. (REIT)	34,850	972,315
Healthcare Realty Trust, Inc. (REIT)	35,509	781,198
Hersha Hospitality Trust (REIT)	62,988	343,914
Highwoods Properties, Inc. (REIT)	8,294	276,356
Hudson Pacific Properties, Inc. (REIT)	10,230	154,780
Inland Real Estate Corp. (REIT)	36,054	319,799
Invesco Mortgage Capital, Inc. (REIT)	52,916	933,967
Investors Real Estate Trust (REIT)	32,241	247,933
iStar Financial, Inc. (REIT)*	36,943	267,837
Kilroy Realty Corp. (REIT)	15,570	725,718

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Kite Realty Group Trust (REIT)	26,283	$138,511
LaSalle Hotel Properties (REIT)	38,220	1,075,511
Lexington Realty Trust (REIT)	54,340	488,517
LTC Properties, Inc. (REIT)	11,747	375,904
Medical Properties Trust, Inc. (REIT)	60,821	564,419
MFA Financial, Inc. (REIT)	163,722	1,223,003
Mission West Properties, Inc. (REIT)	8,454	83,356
Monmouth Real Estate Investment Corp. (REIT), Class A	18,521	180,395
MPG Office Trust, Inc. (REIT)*	22,843	53,453
National Health Investors, Inc. (REIT)	6,582	321,070
National Retail Properties, Inc. (REIT)	47,433	1,289,703
Newcastle Investment Corp. (REIT)	2,696	16,931
NorthStar Realty Finance Corp. (REIT)	51,217	277,084
Omega Healthcare Investors, Inc. (REIT)	3,035	64,524
One Liberty Properties, Inc. (REIT)	5,234	95,782
Parkway Properties, Inc./Maryland (REIT)	10,371	108,688
Pebblebrook Hotel Trust (REIT)	22,946	518,121
Pennsylvania Real Estate Investment Trust (REIT)	25,168	384,315
PennyMac Mortgage Investment Trust (REIT)	12,278	229,230
Post Properties, Inc. (REIT)	23,699	1,110,535
Potlatch Corp. (REIT)	8,839	277,014
PS Business Parks, Inc. (REIT)	6,925	453,865
RAIT Financial Trust (REIT)	22,252	110,592
Ramco-Gershenson Properties Trust (REIT)	18,096	221,133
Redwood Trust, Inc. (REIT)	36,390	407,568
Resource Capital Corp. (REIT)	37,982	204,723
Retail Opportunity Investments Corp. (REIT)	21,942	264,182
RLJ Lodging Trust (REIT)	12,783	238,147
Sabra Health Care REIT, Inc. (REIT)	12,587	206,930
Sovran Self Storage, Inc. (REIT)	12,726	634,137
STAG Industrial, Inc. (REIT)	7,615	106,305
Strategic Hotels & Resorts, Inc. (REIT)*	58,024	381,798
Summit Hotel Properties, Inc. (REIT)	12,256	92,901
Sun Communities, Inc. (REIT)	11,908	515,974
Sunstone Hotel Investors, Inc. (REIT)*	53,400	520,116
Terreno Realty Corp. (REIT)	5,984	85,631
Two Harbors Investment Corp. (REIT)	95,534	968,715
UMH Properties, Inc. (REIT)	5,831	63,908
Universal Health Realty Income Trust (REIT)	2,834	112,311
Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	187,668
Washington Real Estate Investment Trust (REIT)	22,657	672,913
Whitestone REIT (REIT), Class B	4,263	55,590
Winthrop Realty Trust (REIT)	433,871	5,028,565

		49,789,777

Real Estate Management & Development (1.5%)
AV Homes, Inc.*	4,015	48,903
Consolidated-Tomoka Land Co.	1,947	57,923
Forestar Group, Inc.*	15,806	243,254
Howard Hughes Corp.*	150,000	9,580,500
Kennedy-Wilson Holdings, Inc.	11,741	158,504

		10,089,084

Thrifts & Mortgage Finance (1.1%)
Apollo Residential Mortgage, Inc.	1,872	34,407
Astoria Financial Corp.	39,260	387,104
Bank Mutual Corp.	21,091	85,208
BankFinancial Corp.	9,795	64,843
Beneficial Mutual Bancorp, Inc.*	14,263	124,659
Berkshire Hills Bancorp, Inc.	9,221	211,345
BofI Holding, Inc.*	3,899	66,595
Brookline Bancorp, Inc.	30,768	288,296
Cape Bancorp, Inc.*	5,061	40,387
Charter Financial Corp./Georgia	3,061	27,426
Clifton Savings Bancorp, Inc.	3,890	40,573
Dime Community Bancshares, Inc.	14,218	207,725
Doral Financial Corp.*	58,080	89,443
ESB Financial Corp.	5,700	82,194
ESSA Bancorp, Inc.	4,234	41,493
Farmer Mac, Class C	4,523	102,672
First Defiance Financial Corp.	4,358	73,476
First Financial Holdings, Inc.	7,427	81,697
First PacTrust Bancorp, Inc.	4,151	49,480
Flagstar Bancorp, Inc.*	89,611	82,442
Flushing Financial Corp.	14,194	191,051
Fox Chase Bancorp, Inc.	5,593	72,709
Franklin Financial Corp./Virginia*	6,330	85,012
Home Federal Bancorp, Inc./Idaho	6,835	69,238
Home Loan Servicing Solutions Ltd.	2,268	31,616
Kearny Financial Corp.	6,543	63,794
Meridian Interstate Bancorp, Inc.*	3,772	49,526
MGIC Investment Corp.*	84,356	418,406
Northfield Bancorp, Inc./New Jersey	7,185	102,171
Northwest Bancshares, Inc.	44,154	560,756
OceanFirst Financial Corp.	6,628	94,383
Ocwen Financial Corp.*	43,366	677,811
Oritani Financial Corp.	20,531	301,395
Provident Financial Services, Inc.	27,169	394,766
Provident New York Bancorp	16,497	139,565
Radian Group, Inc.	59,663	259,534
Rockville Financial, Inc.	13,513	157,426
Roma Financial Corp.	3,069	30,045
Territorial Bancorp, Inc.	4,995	103,946
TrustCo Bank Corp./New York	180,413	1,030,158
United Financial Bancorp, Inc.	7,305	115,565
ViewPoint Financial Group	15,601	239,943
Westfield Financial, Inc.	8,780	69,450
WSFS Financial Corp.	2,823	115,743

		7,555,474

Total Financials		187,817,580

Health Care (3.1%)
Biotechnology (0.3%)
Affymax, Inc.*	7,995	93,861
Allos Therapeutics, Inc.*	7,188	10,638
AMAG Pharmaceuticals, Inc.*	8,596	136,934
Arena Pharmaceuticals, Inc.*	68,526	210,375
Array BioPharma, Inc.*	21,232	72,401
Astex Pharmaceuticals*	24,158	44,934
BioMimetic Therapeutics, Inc.*	5,181	12,797
Cell Therapeutics, Inc.*	12,740	16,562
Celldex Therapeutics, Inc.*	21,300	108,417
ChemoCentryx, Inc.*	607	6,471
Clovis Oncology, Inc.*	1,267	32,245
Curis, Inc.*	10,068	48,528
Cytori Therapeutics, Inc.*	5,886	14,656
Dyax Corp.*	7,922	12,358

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Enzon Pharmaceuticals, Inc.*	15,910	$108,824
Exact Sciences Corp.*	7,905	88,220
Geron Corp.*	45,901	77,573
Idenix Pharmaceuticals, Inc.*	19,295	188,898
Immunogen, Inc.*	9,701	139,597
Insmed, Inc.*	11,211	40,696
InterMune, Inc.*	12,939	189,815
Lexicon Pharmaceuticals, Inc.*	53,779	100,029
Maxygen, Inc.*	13,322	76,468
Metabolix, Inc.*	4,384	12,407
Neurocrine Biosciences, Inc.*	6,867	54,730
NewLink Genetics Corp.*	823	7,530
Novavax, Inc.*	13,770	17,350
Nymox Pharmaceutical Corp.*	1,393	11,200
Oncothyreon, Inc.*	5,364	23,387
PDL BioPharma, Inc.	11,321	71,888
Progenics Pharmaceuticals, Inc.*	3,490	34,551
Rigel Pharmaceuticals, Inc.*	7,310	58,846
Savient Pharmaceuticals, Inc.*	9,466	20,636
Theravance, Inc.*	5,145	100,328
Vanda Pharmaceuticals, Inc.*	692	3,315
Verastem, Inc.*	742	8,110
Vical, Inc.*	3,572	12,145
Zalicus, Inc.*	13,173	15,808

		2,283,528

Health Care Equipment & Supplies (1.6%)
Accuray, Inc.*	3,727	26,313
Alphatec Holdings, Inc.*	24,359	57,731
Analogic Corp.	1,423	96,109
AngioDynamics, Inc.*	11,449	140,250
Biolase Technology, Inc.*	10,092	27,350
Cantel Medical Corp.	8,809	221,018
Cerus Corp.*	3,068	12,333
CONMED Corp.	12,551	374,898
CryoLife, Inc.*	11,593	61,095
Cynosure, Inc., Class A*	4,422	78,977
DynaVox, Inc., Class A*	1,114	3,431
Exactech, Inc.*	1,095	17,356
Greatbatch, Inc.*	10,437	255,915
Hill-Rom Holdings, Inc.	28,100	938,821
ICU Medical, Inc.*	4,090	201,064
Invacare Corp.	11,995	198,757
IRIS International, Inc.*	2,276	30,749
Medical Action Industries, Inc.*	4,304	24,619
Natus Medical, Inc.*	6,339	75,624
Palomar Medical Technologies, Inc.*	8,578	80,119
Rochester Medical Corp.*	400,000	3,924,000
RTI Biologics, Inc.*	23,593	87,294
Solta Medical, Inc.*	27,247	82,558
STAAR Surgical Co.*	1,965	21,281
STERIS Corp.	30,100	951,762
SurModics, Inc.*	6,946	106,760
Symmetry Medical, Inc.*	12,625	89,259
Teleflex, Inc.	21,100	1,290,265
Uroplasty, Inc.*	1,052	3,167
West Pharmaceutical Services, Inc.	19,855	844,433
Wright Medical Group, Inc.*	17,340	335,009
Young Innovations, Inc.	1,707	52,781
Zeltiq Aesthetics, Inc.*	609	3,758

		10,714,856

Health Care Providers & Services (0.8%)
Almost Family, Inc.*	3,745	97,407
Amedisys, Inc.*	13,155	190,221
AMN Healthcare Services, Inc.*	9,927	60,158
Amsurg Corp.*	14,003	391,804
Assisted Living Concepts, Inc., Class A	8,647	143,627
BioScrip, Inc.*	4,383	29,761
Capital Senior Living Corp.*	8,482	78,374
CardioNet, Inc.*	7,938	24,449
Centene Corp.*	8,468	414,678
Chindex International, Inc.*	2,907	27,616
Cross Country Healthcare, Inc.*	12,799	64,123
Five Star Quality Care, Inc.*	18,603	63,436
Gentiva Health Services, Inc.*	13,914	121,608
Hanger Orthopedic Group, Inc.*	7,246	158,398
HealthSouth Corp.*	42,551	871,444
Healthways, Inc.*	15,524	114,257
Kindred Healthcare, Inc.*	23,096	199,549
LHC Group, Inc.*	6,828	126,523
Magellan Health Services, Inc.*	12,705	620,131
Molina Healthcare, Inc.*	4,960	166,805
National Healthcare Corp.	4,636	211,216
Owens & Minor, Inc.	5,488	166,890
PharMerica Corp.*	13,020	161,839
Providence Service Corp.*	4,617	71,610
Select Medical Holdings Corp.*	14,223	109,375
Skilled Healthcare Group, Inc., Class A*	8,331	63,815
Sun Healthcare Group, Inc.*	11,347	77,613
Sunrise Senior Living, Inc.*	6,577	41,567
Triple-S Management Corp., Class B*	8,763	202,425
Universal American Corp.	14,492	156,224
Vanguard Health Systems, Inc.*	8,806	86,827

		5,313,770

Health Care Technology (0.0%)
Epocrates, Inc.*	237	2,033
Greenway Medical Technologies*	1,246	19,039
MedAssets, Inc.*	3,913	51,495
Omnicell, Inc.*	7,789	118,471

		191,038

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	31,196	133,207
Albany Molecular Research, Inc.*	10,108	27,292
Cambrex Corp.*	12,858	89,877
Enzo Biochem, Inc.*	15,947	42,897
eResearchTechnology, Inc.*	10,757	84,120
Furiex Pharmaceuticals, Inc.*	4,425	104,563
Harvard Bioscience, Inc.*	9,574	37,530
Pacific Biosciences of California, Inc.*	11,950	40,869
PAREXEL International Corp.*	2,551	68,800
Sequenom, Inc.*	14,794	60,212

		689,367

Pharmaceuticals (0.3%)
AVANIR Pharmaceuticals, Inc., Class A*	5,999	20,517
Columbia Laboratories, Inc.*	6,010	4,267
Cornerstone Therapeutics, Inc.*	3,508	20,908
Durect Corp.*	2,340	1,872
Hi-Tech Pharmacal Co., Inc.*	3,273	117,599
Impax Laboratories, Inc.*	2,613	64,227
KV Pharmaceutical Co., Class A*	7,921	10,456
Lannett Co., Inc.*	5,038	21,008
Medicines Co.*	10,296	206,641
Medicis Pharmaceutical Corp., Class A	4,897	184,078
Nektar Therapeutics*	19,180	151,906
Par Pharmaceutical Cos., Inc.*	4,889	189,351
Transcept Pharmaceuticals, Inc.*	468	4,923
ViroPharma, Inc.*	31,646	951,595

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
XenoPort, Inc.*	2,982	$13,419

		1,962,767

Total Health Care		21,155,326

Industrials (19.5%)
Aerospace & Defense (1.2%)
AAR Corp.	77,986	1,423,245
Ceradyne, Inc.	47,839	1,557,638
Cubic Corp.	4,011	189,640
Curtiss-Wright Corp.	20,760	768,328
Ducommun, Inc.*	4,797	57,084
Esterline Technologies Corp.*	13,653	975,643
GenCorp, Inc.*	7,123	50,573
GeoEye, Inc.*	9,306	223,996
Hexcel Corp.*	6,722	161,395
KEYW Holding Corp.*	8,284	64,201
Kratos Defense & Security Solutions, Inc.*	13,751	73,430
LMI Aerospace, Inc.*	2,062	37,529
Moog, Inc., Class A*	18,400	789,176
Orbital Sciences Corp.*	15,094	198,486
Teledyne Technologies, Inc.*	11,844	746,764
Triumph Group, Inc.	14,885	932,694

		8,249,822

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	24,437	141,490
Atlas Air Worldwide Holdings, Inc.*	11,802	580,776
Pacer International, Inc.*	14,408	91,059

		813,325

Airlines (0.6%)
Alaska Air Group, Inc.*	30,289	1,084,952
Hawaiian Holdings, Inc.*	22,941	119,982
JetBlue Airways Corp.*	110,372	539,719
Republic Airways Holdings, Inc.*	21,899	108,181
SkyWest, Inc.	125,377	1,385,416
Spirit Airlines, Inc.*	7,113	142,758
U.S. Airways Group, Inc.*	72,487	550,176

		3,931,184

Building Products (1.3%)
A.O. Smith Corp.	26,347	1,184,298
American Woodmark Corp.	36,344	654,192
Apogee Enterprises, Inc.	79,962	1,035,508
Builders FirstSource, Inc.*	20,695	87,540
Gibraltar Industries, Inc.*	83,227	1,260,889
Griffon Corp.	21,264	227,525
Insteel Industries, Inc.	7,655	93,008
NCI Building Systems, Inc.*	8,990	103,475
Quanex Building Products Corp.	17,008	299,851
Simpson Manufacturing Co., Inc.	56,423	1,819,642
Universal Forest Products, Inc.	59,422	2,048,870
USG Corp.*	9,192	158,102

		8,972,900

Commercial Services & Supplies (2.5%)
A.T. Cross Co., Class A*	322	3,877
ABM Industries, Inc.	69,273	1,683,334
ACCO Brands Corp.*	24,677	306,242
American Reprographics Co.*	14,536	78,349
Brink’s Co.	2,748	65,595
Casella Waste Systems, Inc., Class A*	1,412	8,797
Cenveo, Inc.*	11,610	39,242
CompX International, Inc.	358	4,980
Courier Corp.	4,586	53,198
EnergySolutions, Inc.*	27,312	133,829
EnerNOC, Inc.*	7,346	52,891
Ennis, Inc.	11,846	187,404
Fuel Tech, Inc.*	676	3,691
G&K Services, Inc., Class A	8,267	282,731
GEO Group, Inc.*	27,356	520,038
Kimball International, Inc., Class B	14,431	99,718
McGrath RentCorp	6,290	201,972
Metalico, Inc.*	7,682	32,802
Mine Safety Appliances Co.	25,800	1,059,864
Mobile Mini, Inc.*	217,124	4,585,659
Multi-Color Corp.	4,728	106,427
NL Industries, Inc.	87	1,296
Quad/Graphics, Inc.	10,428	144,949
Schawk, Inc.	51,438	643,489
Steelcase, Inc., Class A	31,426	301,690
Sykes Enterprises, Inc.*	15,825	250,035
Team, Inc.*	158,800	4,914,860
Tetra Tech, Inc.*	22,271	587,063
TMS International Corp., Class A*	3,410	41,261
U.S. Ecology, Inc.	534	11,609
UniFirst Corp.	6,366	391,827
United Stationers, Inc.	6,812	211,376
Viad Corp.	7,832	152,176

		17,162,271

Construction & Engineering (1.8%)
Aegion Corp.*	17,659	314,860
Argan, Inc.	2,729	43,773
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	72,000	3,109,680
Comfort Systems USA, Inc.	16,878	184,139
Dycom Industries, Inc.*	13,192	308,165
EMCOR Group, Inc.	56,083	1,554,621
Furmanite Corp.*	440,000	2,824,800
Granite Construction, Inc.	82,199	2,362,399
Great Lakes Dredge & Dock Corp.	26,178	189,005
Layne Christensen Co.*	8,745	194,576
Michael Baker Corp.*	3,824	91,203
MYR Group, Inc.*	588	10,502
Northwest Pipe Co.*	4,203	89,272
Orion Marine Group, Inc.*	12,429	89,862
Pike Electric Corp.*	7,475	61,519
Primoris Services Corp.	1,520	24,411
Sterling Construction Co., Inc.*	7,559	73,700
Tutor Perini Corp.*	13,942	217,216
UniTek Global Services, Inc.*	4,754	16,021

		11,759,724

Electrical Equipment (0.9%)
A123 Systems, Inc.*	33,148	37,126
American Superconductor Corp.*	20,546	84,650
Belden, Inc.	2,977	112,858
Brady Corp., Class A	61,393	1,986,064
Broadwind Energy, Inc.*	37,091	17,437
Encore Wire Corp.	8,203	243,875
EnerSys*	17,696	613,166
Franklin Electric Co., Inc.	17,162	842,139
Generac Holdings, Inc.*	6,958	170,819
General Cable Corp.*	10,800	314,064
Global Power Equipment Group, Inc.*	3,533	97,864
LSI Industries, Inc.	8,722	63,932
Powell Industries, Inc.*	24,756	847,893
PowerSecure International, Inc.*	7,241	43,880
Preformed Line Products Co.	1,000	65,500
Roper Industries, Inc.	1,300	128,908
Valence Technology, Inc.*	15,482	12,514

		5,682,689

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	30,300	1,512,576
Seaboard Corp.*	139	271,189

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Standex International Corp.	4,441	$182,925

		1,966,690

Machinery (3.9%)
Accuride Corp.*	16,563	143,933
Actuant Corp., Class A	25,841	749,131
Alamo Group, Inc.	2,581	77,585
Albany International Corp., Class A	9,964	228,674
American Railcar Industries, Inc.*	4,382	103,021
Ampco-Pittsburgh Corp.	3,500	70,455
Astec Industries, Inc.*	37,153	1,355,342
Barnes Group, Inc.	24,391	641,727
Briggs & Stratton Corp.	76,743	1,376,002
Cascade Corp.	3,877	194,315
CIRCOR International, Inc.	10,722	356,721
CLARCOR, Inc.	1,108	54,392
Colfax Corp.*	44,900	1,582,276
Columbus McKinnon Corp.*	1,846	30,071
Douglas Dynamics, Inc.	3,886	53,433
Energy Recovery, Inc.*	20,636	47,463
EnPro Industries, Inc.*	42,154	1,732,529
ESCO Technologies, Inc.	8,835	324,863
Federal Signal Corp.*	24,954	138,744
Flow International Corp.*	2,264	9,101
FreightCar America, Inc.	5,414	121,761
Gardner Denver, Inc.	20,300	1,279,306
Graco, Inc.	21,100	1,119,566
Greenbrier Cos., Inc.*	8,843	175,003
Hurco Cos., Inc.*	2,881	81,388
John Bean Technologies Corp.	941	15,244
Kadant, Inc.*	3,764	89,659
Kaydon Corp.	54,716	1,395,805
Kennametal, Inc.	31,000	1,380,430
L.B. Foster Co., Class A	4,044	115,294
Lincoln Electric Holdings, Inc.	27,100	1,228,172
Lydall, Inc.*	7,817	79,655
Meritor, Inc.*	13,306	107,379
Met-Pro Corp.	6,474	68,365
Miller Industries, Inc.	5,024	85,006
Mueller Industries, Inc.	43,818	1,991,528
Mueller Water Products, Inc., Class A	69,303	230,779
NACCO Industries, Inc., Class A	2,602	302,795
Nordson Corp.	14,200	774,042
Pentair, Inc.	22,400	1,066,464
Proto Labs, Inc.*	498	16,977
RBC Bearings, Inc.*	2,035	93,875
Robbins & Myers, Inc.	17,628	917,537
Tecumseh Products Co., Class A*	8,329	33,483
Timken Co.	2,000	101,480
Trinity Industries, Inc.	62,900	2,072,555
Wabash National Corp.*	100,569	1,040,889
Watts Water Technologies, Inc., Class A	33,219	1,353,674

		26,607,889

Marine (0.7%)
Baltic Trading Ltd.	7,293	30,266
Eagle Bulk Shipping, Inc.*	28,741	55,757
Excel Maritime Carriers Ltd.*	20,932	41,864
Genco Shipping & Trading Ltd.*	15,860	100,870
International Shipholding Corp.	2,317	53,499
Kirby Corp.*	66,000	4,342,140
Ultrapetrol Bahamas Ltd.*	9,606	19,212

		4,643,608

Professional Services (0.6%)
Barrett Business Services, Inc.	3,394	67,303
CBIZ, Inc.*	17,939	113,374
CDI Corp.	4,788	85,849
CRA International, Inc.*	4,090	103,150
Dolan Co.*	13,849	126,164
Franklin Covey Co.*	5,836	54,917
FTI Consulting, Inc.*	18,861	707,665
GP Strategies Corp.*	4,789	83,807
Heidrick & Struggles International, Inc.	7,258	159,894
Hill International, Inc.*	11,268	44,283
Hudson Highland Group, Inc.*	14,717	79,177
Huron Consulting Group, Inc.*	612	22,987
ICF International, Inc.*	5,790	146,892
Insperity, Inc.	24,600	753,744
Kelly Services, Inc., Class A	11,828	189,130
Kforce, Inc.*	1,337	19,921
Korn/Ferry International*	19,972	334,531
Navigant Consulting, Inc.*	22,893	318,442
Odyssey Marine Exploration, Inc.*	23,626	73,241
On Assignment, Inc.*	14,688	256,599
Pendrell Corp.*	24,999	65,247
Resources Connection, Inc.	19,011	267,105
TrueBlue, Inc.*	6,164	110,212
VSE Corp.	1,860	46,147

		4,229,781

Road & Rail (2.5%)
Amerco, Inc.	3,892	410,645
Arkansas Best Corp.	11,186	210,409
Celadon Group, Inc.	3,226	50,164
Covenant Transportation Group, Inc., Class A*	3,548	11,354
Genesee & Wyoming, Inc., Class A*	85,700	4,677,506
Marten Transport Ltd.	135,791	2,996,907
Patriot Transportation Holding, Inc.*	2,787	64,909
Quality Distribution, Inc.*	5,023	69,217
RailAmerica, Inc.*	9,539	204,707
Roadrunner Transportation Systems, Inc.*	3,907	67,786
Saia, Inc.*	242,009	4,116,573
Swift Transportation Co.*	25,066	289,262
Universal Truckload Services, Inc.	2,565	38,629
Vitran Corp., Inc.*	424,500	3,387,510
Werner Enterprises, Inc.	16,675	414,541
Zipcar, Inc.*	1,030	15,254

		17,025,373

Trading Companies & Distributors (3.1%)
Aceto Corp.	11,885	112,789
Air Lease Corp.*	72,040	1,734,003
Aircastle Ltd.	22,339	273,429
Applied Industrial Technologies, Inc.	6,900	283,797
CAI International, Inc.*	297	5,399
DXP Enterprises, Inc.*	129,000	5,610,210
Essex Rental Corp.*	6,475	24,735
H&E Equipment Services, Inc.*	6,791	128,486
Interline Brands, Inc.*	12,867	278,056
Kaman Corp.	5,324	180,750
Lawson Products, Inc.	1,582	23,904
RSC Holdings, Inc.*	30,262	683,619
Rush Enterprises, Inc., Class A*	231,367	4,909,608
SeaCube Container Leasing Ltd.	5,087	87,496
TAL International Group, Inc.	150,000	5,506,500
Titan Machinery, Inc.*	4,742	133,724
United Rentals, Inc.*	19,697	844,804

		20,821,309

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	5,805	$94,041

Total Industrials		131,960,606

Information Technology (5.3%)
Communications Equipment (1.0%)
Anaren, Inc.*	6,157	112,981
Arris Group, Inc.*	51,347	580,221
Aviat Networks, Inc.*	27,556	77,708
Bel Fuse, Inc., Class B	4,732	83,614
Black Box Corp.	7,970	203,315
Communications Systems, Inc.	2,888	37,919
Comtech Telecommunications Corp.	8,474	276,083
Digi International, Inc.*	9,669	106,262
Emcore Corp.*	9,972	47,566
Emulex Corp.*	39,417	409,149
Extreme Networks, Inc.*	30,117	115,348
Globecomm Systems, Inc.*	2,979	43,136
Harmonic, Inc.*	40,493	221,497
Infinera Corp.*	43,899	356,460
KVH Industries, Inc.*	6,350	66,675
Loral Space & Communications, Inc.*	25,308	2,014,517
Oclaro, Inc.*	23,038	90,770
Oplink Communications, Inc.*	5,257	89,895
Opnext, Inc.*	19,377	30,034
Plantronics, Inc.	14,267	574,389
Sonus Networks, Inc.*	87,378	253,396
Sycamore Networks, Inc.*	9,098	161,399
Symmetricom, Inc.*	19,793	114,206
Ubiquiti Networks, Inc.*	2,885	91,253
ViaSat, Inc.*	10,216	492,513
Westell Technologies, Inc., Class A*	23,746	55,328

		6,705,634

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	13,068	143,748
Cray, Inc.*	16,348	119,667
Dot Hill Systems Corp.*	19,290	29,128
Electronics for Imaging, Inc.*	19,293	320,650
Imation Corp.*	13,705	84,834
Immersion Corp.*	1,020	5,569
Intermec, Inc.*	26,301	203,307
Intevac, Inc.*	10,342	87,907
Novatel Wireless, Inc.*	12,993	43,527
Quantum Corp.*	100,920	264,410
Rimage Corp.	4,415	44,194
Xyratex Ltd.	12,734	202,598

		1,549,539

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	7,432	66,814
Anixter International, Inc.*	6,349	460,493
Badger Meter, Inc.	1,189	40,414
Benchmark Electronics, Inc.*	135,448	2,233,538
Brightpoint, Inc.*	17,064	137,365
Checkpoint Systems, Inc.*	17,771	200,457
Cognex Corp.	3,352	141,991
Coherent, Inc.*	2,993	174,582
CTS Corp.	15,142	159,294
Daktronics, Inc.	12,616	112,156
DDi Corp.	4,325	52,765
Electro Rent Corp.	5,082	93,560
Electro Scientific Industries, Inc.	8,976	134,730
FEI Co.*	1,346	66,102
GSI Group, Inc.*	11,687	140,945
Identive Group, Inc.*	17,566	36,713
Insight Enterprises, Inc.*	19,602	429,872
InvenSense, Inc.*	2,422	43,838
Kemet Corp.*	18,577	173,881
Littelfuse, Inc.	1,146	71,854
Mercury Computer Systems, Inc.*	13,304	176,278
Methode Electronics, Inc.	16,789	155,802
Multi-Fineline Electronix, Inc.*	26,615	730,582
NeoPhotonics Corp.*	1,928	9,119
Newport Corp.*	11,421	202,380
OSI Systems, Inc.*	1,965	120,454
Park Electrochemical Corp.	9,371	283,285
PC Connection, Inc.	3,997	32,855
Plexus Corp.*	1,408	49,266
Power-One, Inc.*	2,036	9,264
RadiSys Corp.*	8,747	64,728
Richardson Electronics Ltd.	6,090	72,958
Rofin-Sinar Technologies, Inc.*	61,774	1,628,980
Rogers Corp.*	4,693	181,854
Sanmina-SCI Corp.*	36,058	412,864
Scansource, Inc.*	10,364	386,784
SYNNEX Corp.*	11,267	429,723
TTM Technologies, Inc.*	17,602	202,247
Viasystems Group, Inc.*	1,114	21,144
Vishay Precision Group, Inc.*	5,574	82,662
X-Rite, Inc.*	11,964	54,317
Zygo Corp.*	6,128	119,925

		10,398,835

Internet Software & Services (0.3%)
Angie’s List, Inc.*	2,228	42,087
Bankrate, Inc.*	2,756	68,211
Bazaarvoice, Inc.*	1,299	25,811
Brightcove, Inc.*	684	16,963
Carbonite, Inc.*	860	9,469
DealerTrack Holdings, Inc.*	2,571	77,798
Digital River, Inc.*	14,781	276,552
EarthLink, Inc.	49,108	392,373
InfoSpace, Inc.*	15,437	197,748
Internap Network Services Corp.*	3,338	24,501
KIT Digital, Inc.*	17,419	125,417
Limelight Networks, Inc.*	4,149	13,650
Marchex, Inc., Class B	5,772	25,743
Openwave Systems, Inc.*	27,140	61,608
Perficient, Inc.*	3,300	39,633
QuinStreet, Inc.*	11,132	116,775
RealNetworks, Inc.	9,725	96,666
support.com, Inc.*	8,207	25,852
TechTarget, Inc.*	1,848	12,807
United Online, Inc.	40,449	197,796
XO Group, Inc.*	5,634	52,903
Zillow, Inc.*	1,476	52,531

		1,952,894

IT Services (0.5%)
Acxiom Corp.*	36,345	533,545
CACI International, Inc., Class A*	11,025	686,747
CIBER, Inc.*	29,067	123,244
Computer Task Group, Inc.*	2,046	31,345
Convergys Corp.*	46,979	627,170
CSG Systems International, Inc.*	7,937	120,166
Dynamics Research Corp.*	3,982	38,386
EPAM Systems, Inc.*	437	8,967
Euronet Worldwide, Inc.*	23,028	481,055
Global Cash Access Holdings, Inc.*	13,881	108,272
Hackett Group, Inc.*	4,808	28,704
ManTech International Corp., Class A	10,415	358,901
ModusLink Global Solutions, Inc.*	19,759	106,699
MoneyGram International, Inc.*	449	8,082
NCI, Inc., Class A*	2,447	15,636

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Stream Global Services, Inc.*	3,638	$11,969
Unisys Corp.*	11,288	222,599

		3,511,487

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	17,735	232,683
Alpha & Omega Semiconductor Ltd.*	6,738	64,820
Amkor Technology, Inc.*	39,809	244,626
Amtech Systems, Inc.*	265	2,207
ANADIGICS, Inc.*	30,731	72,832
Applied Micro Circuits Corp.*	4,545	31,542
ATMI, Inc.*	13,356	311,195
Axcelis Technologies, Inc.*	46,563	80,088
AXT, Inc.*	8,388	53,264
Brooks Automation, Inc.	29,575	364,660
Cabot Microelectronics Corp.	8,136	316,328
Cohu, Inc.	87,926	999,719
Cymer, Inc.*	10,312	515,600
DSP Group, Inc.*	10,700	71,262
Entegris, Inc.*	40,705	380,185
Exar Corp.*	13,823	116,113
FormFactor, Inc.*	23,129	129,060
FSI International, Inc.*	17,515	85,648
GSI Technology, Inc.*	9,081	38,503
Integrated Device Technology, Inc.*	23,768	169,941
Integrated Silicon Solution, Inc.*	12,168	135,795
Intermolecular, Inc.*	1,849	11,482
IXYS Corp.*	3,776	49,843
Kopin Corp.*	18,059	73,500
Kulicke & Soffa Industries, Inc.*	32,314	401,663
Lattice Semiconductor Corp.*	36,365	233,827
LTX-Credence Corp.*	10,397	74,754
Mindspeed Technologies, Inc.*	6,989	44,520
MIPS Technologies, Inc.*	7,149	38,891
MKS Instruments, Inc.	23,320	688,640
Monolithic Power Systems, Inc.*	3,195	62,846
Nanometrics, Inc.*	8,873	164,239
OmniVision Technologies, Inc.*	4,840	96,800
PDF Solutions, Inc.*	797	6,719
Pericom Semiconductor Corp.*	10,128	81,936
Photronics, Inc.*	26,525	176,391
PLX Technology, Inc.*	20,104	80,818
RF Micro Devices, Inc.*	111,103	553,293
Rudolph Technologies, Inc.*	14,364	159,584
Sigma Designs, Inc.*	14,505	75,136
Silicon Image, Inc.*	7,646	44,958
Spansion, Inc., Class A*	22,498	274,026
Standard Microsystems Corp.*	10,273	265,763
STR Holdings, Inc.*	13,854	67,053
Supertex, Inc.*	4,519	81,658
Tessera Technologies, Inc.*	22,971	396,250
Veeco Instruments, Inc.*	5,481	156,757

		8,777,418

Software (0.4%)
Accelrys, Inc.*	24,304	193,946
ACI Worldwide, Inc.*	2,153	86,701
Actuate Corp.*	1,256	7,888
AVG Technologies N.V.*	953	14,247
Ebix, Inc.	4,048	93,752
EPIQ Systems, Inc.	12,735	154,094
ePlus, Inc.*	1,434	45,845
Fair Isaac Corp.	6,689	293,647
Guidewire Software, Inc.*	1,054	32,442
Imperva, Inc.*	661	25,878
JDA Software Group, Inc.*	15,495	425,803
Jive Software, Inc.*	1,840	49,974
Mentor Graphics Corp.*	24,016	356,878
Motricity, Inc.*	1,003	1,103
Progress Software Corp.*	11,250	265,725
Quest Software, Inc.*	17,715	412,228
Rosetta Stone, Inc.*	5,085	52,477
SeaChange International, Inc.*	6,201	48,244
Smith Micro Software, Inc.*	16,419	38,256
SS&C Technologies Holdings, Inc.*	11,118	259,383
Tangoe, Inc.*	1,216	22,873
TeleCommunication Systems, Inc., Class A*	12,289	34,163
TeleNav, Inc.*	378	2,654
THQ, Inc.*	31,190	17,466

		2,935,667

Total Information Technology		35,831,474

Materials (4.7%)
Chemicals (2.2%)
A. Schulman, Inc.	50,204	1,356,512
American Vanguard Corp.	8,334	180,764
Cabot Corp.	26,800	1,143,824
Calgon Carbon Corp.*	5,327	83,155
Chase Corp.	2,741	43,171
Chemtura Corp.*	16,561	281,206
Ferro Corp.*	38,708	229,926
FutureFuel Corp.	5,469	60,050
Georgia Gulf Corp.*	15,149	528,397
GSE Holding, Inc.*	1,052	13,813
H.B. Fuller Co.	37,994	1,247,343
Innospec, Inc.*	1,109	33,691
KMG Chemicals, Inc.	331	5,975
Kraton Performance Polymers, Inc.*	1,835	48,756
Landec Corp.*	11,978	78,216
Minerals Technologies, Inc.	8,168	534,269
Olin Corp.	14,269	310,351
OM Group, Inc.*	13,936	383,379
PolyOne Corp.	11,456	164,966
Quaker Chemical Corp.	1,395	55,033
RPM International, Inc.	59,101	1,547,855
Sensient Technologies Corp.	36,186	1,375,068
Spartech Corp.*	14,031	68,471
Stepan Co.	3,619	317,748
TPC Group, Inc.*	2,125	93,946
Tredegar Corp.	10,498	205,656
Valhi, Inc.	80,000	4,244,000
Zoltek Cos., Inc.*	12,295	139,179

		14,774,720

Construction Materials (0.1%)
Eagle Materials, Inc.	3,768	130,938
Headwaters, Inc.*	27,736	115,936
Texas Industries, Inc.	10,199	357,067
United States Lime & Minerals, Inc.*	865	51,805

		655,746

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	54,770
Boise, Inc.	38,840	318,877
Graphic Packaging Holding Co.*	9,114	50,309
Myers Industries, Inc.	12,395	182,826

		606,782

Metals & Mining (1.9%)
A.M. Castle & Co.*	7,594	96,064
Century Aluminum Co.*	22,996	204,204
Coeur d’Alene Mines Corp.*	37,617	893,028
Commercial Metals Co.	40,400	598,728
Golden Minerals Co.*	813	6,854
Golden Star Resources Ltd.*	115,911	215,594
Handy & Harman Ltd.*	2,057	29,703

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Harry Winston Diamond Corp.*	50,400	$740,376
Haynes International, Inc.	1,233	78,111
Horsehead Holding Corp.*	18,466	210,328
Inmet Mining Corp.	50,000	2,827,209
Jaguar Mining, Inc.*	37,796	176,507
Kaiser Aluminum Corp.	4,204	198,681
Materion Corp.*	8,387	240,959
McEwen Mining, Inc.*	250,000	1,110,000
Olympic Steel, Inc.	4,121	98,904
Reliance Steel & Aluminum Co.	36,500	2,061,520
Revett Minerals, Inc.*	4,941	20,653
RTI International Metals, Inc.*	11,628	268,142
Steel Dynamics, Inc.	83,700	1,216,998
SunCoke Energy, Inc.*	16,614	236,085
Thompson Creek Metals Co., Inc.*	68,603	463,756
U.S. Energy Corp.*	10,987	34,719
U.S. Silica Holdings, Inc.*	2,164	45,314
Universal Stainless & Alloy Products, Inc.*	3,193	136,405
Vista Gold Corp.*	27,044	84,918
Worthington Industries, Inc.	8,833	169,417

		12,463,177

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	17,903	608,165
Clearwater Paper Corp.*	10,352	343,790
KapStone Paper and Packaging Corp.*	17,545	345,637
Louisiana-Pacific Corp.*	59,244	553,931
Neenah Paper, Inc.	3,410	101,413
P.H. Glatfelter Co.	19,561	308,673
Schweitzer-Mauduit International, Inc.	7,195	496,887
Verso Paper Corp.*	6,425	12,079
Wausau Paper Corp.	22,000	206,360

		2,976,935

Total Materials		31,477,360

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	16,341	50,330
Atlantic Tele-Network, Inc.	3,280	119,261
Boingo Wireless, Inc.*	732	8,857
Cincinnati Bell, Inc.*	63,098	253,654
Consolidated Communications Holdings, Inc.	2,339	45,915
Fairpoint Communications, Inc.*	9,144	34,382
Globalstar, Inc.*	45,962	32,173
IDT Corp., Class B	277	2,587
inContact, Inc.*	1,076	6,004
Iridium Communications, Inc.*	17,612	154,281
Neutral Tandem, Inc.*	13,718	167,222
ORBCOMM, Inc.*	15,330	59,021
Premiere Global Services, Inc.*	503,326	4,550,067
SureWest Communications	5,897	132,977
Vonage Holdings Corp.*	36,332	80,294

		5,697,025

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	21,624	188,778
USA Mobility, Inc.	10,165	141,598

		330,376

Total Telecommunication Services		6,027,401

Utilities (2.7%)
Electric Utilities (1.2%)
Allete, Inc.	14,964	620,856
Central Vermont Public Service Corp.	5,995	211,024
Cleco Corp.	27,368	1,085,141
El Paso Electric Co.	18,896	613,931
Empire District Electric Co.	18,983	386,304
IDACORP, Inc.	22,132	910,068
MGE Energy, Inc.	10,384	460,946
NV Energy, Inc.	32,500	523,900
Otter Tail Corp.	15,410	334,397
PNM Resources, Inc.	35,438	648,515
Portland General Electric Co.	33,771	843,600
UIL Holdings Corp.	22,902	796,074
UniSource Energy Corp.	16,572	606,038
Unitil Corp.	4,877	130,850

		8,171,644

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	4,376	179,941
Laclede Group, Inc.	10,219	398,745
New Jersey Resources Corp.	18,567	827,531
Northwest Natural Gas Co.	12,027	546,026
Piedmont Natural Gas Co., Inc.	32,310	1,003,872
South Jersey Industries, Inc.	10,974	549,139
Southwest Gas Corp.	20,538	877,794
WGL Holdings, Inc.	23,052	938,217

		5,321,265

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	47,408	656,127
Dynegy, Inc.*	46,234	25,891
Genie Energy Ltd., Class B	277	2,678
Ormat Technologies, Inc.	7,925	159,689

		844,385

Multi-Utilities (0.4%)
Avista Corp.	25,812	660,271
Black Hills Corp.	19,589	656,819
CH Energy Group, Inc.	7,033	469,312
NorthWestern Corp.	16,377	580,728

		2,367,130

Water Utilities (0.2%)
American States Water Co.	8,333	301,155
Artesian Resources Corp., Class A	2,933	55,111
Cadiz, Inc.*	5,329	49,027
California Water Service Group	18,696	340,454
Connecticut Water Service, Inc.	3,896	110,218
Consolidated Water Co., Ltd.	6,834	54,057
Middlesex Water Co.	7,096	134,043
SJW Corp.	6,482	156,346
York Water Co.	5,818	100,651

		1,301,062

Total Utilities		18,005,486

Total Common Stocks (91.6%) (Cost $520,150,822)		619,745,783

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.6%)
JZ Capital Partners Ltd.	93,000	535,513
RIT Capital Partners plc	194,720	3,799,746

		4,335,259

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Investment Company (0.0%)
THL Credit, Inc.	4,119	$52,971

Total Investment Companies (0.6%) (Cost $4,776,648)		4,388,230

	Number of Rights	Value (Note 1)
RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
DHT Holdings, Inc., expiring 4/27/12*†	117	12,168

Total Energy		12,168

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*†	11,430	114

Total Information Technology		114

Total Rights (0.0%) (Cost $—)		12,282

Total Investments (92.2%) (Cost $524,927,470)		624,146,295
Other Assets Less Liabilities (7.8%)		52,721,849

Net Assets (100%)		$676,868,144

*	Non-income producing.

†	Securities (totaling $12,282 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At March 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	585	June-12	$46,299,625	$48,420,450	$2,120,825

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$112,836,389	$—	$—	$112,836,389
Consumer Staples	16,342,719	—	—	16,342,719
Energy	58,291,442	—	—	58,291,442
Financials	177,476,824	10,340,756	—	187,817,580
Health Care	21,155,326	—	—	21,155,326
Industrials	131,960,606	—	—	131,960,606
Information Technology	35,831,474	—	—	35,831,474
Materials	31,477,360	—	—	31,477,360
Telecommunication Services	6,027,401	—	—	6,027,401
Utilities	18,005,486	—	—	18,005,486
Futures	2,120,825	—	—	2,120,825
Investment Companies
Exchange Traded Funds (ETFs)	—	4,335,259	—	4,335,259
Investment Companies	52,971	—	—	52,971
Rights
Energy	—	—	12,168	12,168
Information Technology	—	—	114	114

Total Assets	$611,578,823	$14,676,015	$12,282	$626,267,120

Total Liabilities	$—	$—	$—	$—

Total	$611,578,823	$14,676,015	$12,282	$626,267,120

(a)	A Security with a market value of $5,813,595 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

(b)	Securities with a market value of $6,352,371 transferred from Level 1 to Level 2 since the previous quarter due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Rights- Energy††	Investments in Rights- Information Technology
Balance as of 12/31/11	$—	$114
Total gains or losses (realized/unrealized) included in earnings	12,168	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/12	$12,168	$114

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$12,168	$—

††	Security represents level 3 investments with $0 cost.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Rights-Energy	$12,168	Intrinsic Value	Intrinsic Calculation	Not Applicable
Rights-Information Technology	114	Intrinsic Value	Intrinsic Calculation	Not Applicable
	$12,282

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,323,806
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$61,419,402

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,652,961
Aggregate gross unrealized depreciation	(50,661,872)

Net unrealized appreciation	$97,991,089

Federal income tax cost of investments	$526,155,206

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.2%)
Automobiles (0.2%)
Tesla Motors, Inc.*	41,839	$1,558,084

Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*	39,980	8,096,350
Blue Nile, Inc.*	1,000	32,980
Expedia, Inc.	7,050	235,752
Groupon, Inc.*	78,685	1,446,230
Netflix, Inc.*	23,936	2,753,597
priceline.com, Inc.*	10,215	7,329,263
Shutterfly, Inc.*	2,200	68,926
TripAdvisor, Inc.*	19,140	682,724

		20,645,822

Total Consumer Discretionary		22,203,906

Health Care (0.6%)
Health Care Technology (0.6%)
athenahealth, Inc.*	44,706	3,313,609
M3, Inc.	162	587,169

Total Health Care		3,900,778

Industrials (0.3%)
Electrical Equipment (0.1%)
Nidec Corp.	8,160	743,342

Machinery (0.1%)
Hiwin Technologies Corp.	68,900	777,370

Professional Services (0.1%)
Huron Consulting Group, Inc.*	21,925	823,503

Total Industrials		2,344,215

Information Technology (72.9%)
Communications Equipment (8.7%)
AAC Technologies Holdings, Inc.	142,000	385,832
Acme Packet, Inc.*	4,212	115,914
ADTRAN, Inc.	4,700	146,593
Arris Group, Inc.*	8,500	96,050
Aruba Networks, Inc.*	91,035	2,028,260
Brocade Communications Systems, Inc.*	33,000	189,750
Calix, Inc.*	42,140	359,454
Ciena Corp.*	7,200	116,568
Cisco Systems, Inc.	1,018,724	21,546,013
Comtech Telecommunications Corp.	1,400	45,612
EchoStar Corp., Class A*	2,900	81,606
Emulex Corp.*	6,100	63,318
F5 Networks, Inc.*	8,740	1,179,550
Finisar Corp.*	39,980	805,597
Harris Corp.	8,500	383,180
Infinera Corp.*	8,000	64,960
InterDigital, Inc.	3,400	118,524
Ixia*	3,500	43,715
JDS Uniphase Corp.*	16,600	240,534
Juniper Networks, Inc.*	62,790	1,436,635
Loral Space & Communications, Inc.*	900	71,640
Motorola Mobility Holdings, Inc.*	19,287	756,822
Motorola Solutions, Inc.	36,427	1,851,585
NETGEAR, Inc.*	2,800	106,960
Plantronics, Inc.	3,200	128,832
Polycom, Inc.*	13,062	249,092
QUALCOMM, Inc.	383,535	26,088,051
Research In Motion Ltd.*	34,873	512,982
Riverbed Technology, Inc.*	36,728	1,031,322
Sonus Networks, Inc.*	21,000	60,900
Sycamore Networks, Inc.*	1,500	26,610
Tellabs, Inc.	26,300	106,515
ViaSat, Inc.*	3,100	149,451

		60,588,427

Computers & Peripherals (15.7%)
3D Systems Corp.*	2,500	58,850
Advantech Co., Ltd.	195,000	677,210
Apple, Inc.*	115,065	68,978,016
Catcher Technology Co., Ltd.	168,000	1,186,806
Dell, Inc.*	175,580	2,914,628
Diebold, Inc.	4,700	181,044
Electronics for Imaging, Inc.*	3,600	59,832
EMC Corp.*	510,535	15,254,786
Fusion-io, Inc.*	129,100	3,667,731
Hewlett-Packard Co.	146,100	3,481,563
Lexmark International, Inc., Class A	5,300	176,172
NCR Corp.*	11,700	254,007
NetApp, Inc.*	26,878	1,203,328
QLogic Corp.*	7,500	133,200
SanDisk Corp.*	92,455	4,584,843
Seagate Technology plc	146,895	3,958,820
Synaptics, Inc.*	2,300	83,973
Western Digital Corp.*	54,095	2,238,992

		109,093,801

Electronic Equipment, Instruments & Components (1.8%)
Aeroflex Holding Corp.*	2,423	26,992
Amphenol Corp., Class A	12,107	723,635
Anixter International, Inc.*	2,000	145,060
Arrow Electronics, Inc.*	8,200	344,154
Avnet, Inc.*	10,700	389,373
AVX Corp.	3,600	47,736
Benchmark Electronics, Inc.*	4,400	72,556
Celestica, Inc.*	14,700	140,679
Cognex Corp.	3,000	127,080
Coherent, Inc.*	1,700	99,161
Corning, Inc.	112,600	1,585,408
Dolby Laboratories, Inc., Class A*	3,663	139,414
FEI Co.*	2,700	132,597
FLIR Systems, Inc.	11,408	288,737
Hitachi Ltd.	417,000	2,675,208
Hon Hai Precision Industry Co., Ltd.	205,600	797,615
Ingram Micro, Inc., Class A*	11,100	206,016
IPG Photonics Corp.*	2,000	104,100
Itron, Inc.*	2,900	131,689
Jabil Circuit, Inc.	13,500	339,120
Littelfuse, Inc.	1,500	94,050
Molex, Inc.	10,219	287,358
National Instruments Corp.	6,900	196,788
Plexus Corp.*	2,600	90,974
RealD, Inc.*	3,000	40,500
Rofin-Sinar Technologies, Inc.*	2,200	58,014
Sanmina-SCI Corp.*	5,900	67,555
SYNNEX Corp.*	1,800	68,652
Synnex Technology International Corp.	193,150	479,693
TE Connectivity Ltd.	31,523	1,158,470
Tech Data Corp.*	3,100	168,206
Trimble Navigation Ltd.*	23,650	1,287,033
TTM Technologies, Inc.*	3,900	44,811
Universal Display Corp.*	3,000	109,590
Vishay Intertechnology, Inc.*	11,400	138,624

		12,806,648

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (7.6%)
Akamai Technologies, Inc.*	58,835	$2,159,245
Ancestry.com, Inc.*	1,900	43,206
AOL, Inc.*	7,249	137,514
Baidu, Inc. (ADR)*	30,955	4,512,310
Bankrate, Inc.*	1,504	37,224
DealerTrack Holdings, Inc.*	3,100	93,806
Digital River, Inc.*	2,800	52,388
EarthLink, Inc.	7,900	63,121
eBay, Inc.*	194,680	7,181,745
Equinix, Inc.*	15,490	2,438,900
Google, Inc., Class A*	36,263	23,253,286
IAC/InterActiveCorp	6,100	299,449
j2 Global, Inc.	3,400	97,512
Kakaku.com, Inc.	29,300	767,457
LogMeIn, Inc.*	1,600	56,368
Monster Worldwide, Inc.*	9,100	88,725
NetEase.com, Inc. (ADR)*	46,545	2,704,264
Open Text Corp.*	4,250	259,888
OpenTable, Inc.*	1,800	72,846
Phoenix New Media Ltd. (ADR)*	74,203	545,392
Rackspace Hosting, Inc.*	54,360	3,141,464
Renren, Inc. (ADR)*	878	4,847
SINA Corp.*	26,816	1,743,040
ValueClick, Inc.*	6,000	118,440
VeriSign, Inc.	30,870	1,183,556
WebMD Health Corp.*	4,267	109,150
Yahoo!, Inc.*	89,700	1,365,234

		52,530,377

IT Services (10.9%)
Accenture plc, Class A	81,358	5,247,591
Acxiom Corp.*	5,900	86,612
Alliance Data Systems Corp.*	19,654	2,475,618
Automatic Data Processing, Inc.	112,366	6,201,480
Booz Allen Hamilton Holding Corp.	2,565	43,682
Broadridge Financial Solutions, Inc.	9,000	215,190
CACI International, Inc., Class A*	1,900	118,351
Cardtronics, Inc.*	3,300	86,625
CGI Group, Inc., Class A*	16,700	372,243
Cognizant Technology Solutions Corp., Class A*	50,560	3,890,592
Computer Sciences Corp.	11,300	338,322
Convergys Corp.*	8,600	114,810
CoreLogic, Inc.*	7,700	125,664
DST Systems, Inc.	2,500	135,575
Euronet Worldwide, Inc.*	3,700	77,293
ExlService Holdings, Inc.*	16,744	459,455
Fidelity National Information Services, Inc.	17,350	574,632
Fiserv, Inc.*	10,200	707,778
FleetCor Technologies, Inc.*	2,752	106,695
Gartner, Inc.*	6,900	294,216
Genpact Ltd.*	56,639	923,216
Global Payments, Inc.	5,700	270,579
Higher One Holdings, Inc.*	2,300	34,385
hiSoft Technology International Ltd. (ADR)*	39,160	588,183
iGATE Corp.*	2,200	36,872
International Business Machines Corp.	114,993	23,993,289
Jack Henry & Associates, Inc.	6,300	214,956
Lender Processing Services, Inc.	6,100	158,600
ManTech International Corp., Class A	1,700	58,582
Mastercard, Inc., Class A	10,990	4,621,735
MAXIMUS, Inc.	2,400	97,608
NeuStar, Inc., Class A*	4,854	180,811
Paychex, Inc.	45,450	1,408,496
SAIC, Inc.*	20,100	265,320
Sapient Corp.	122,737	1,528,076
Syntel, Inc.	1,300	72,800
TeleTech Holdings, Inc.*	1,900	30,590
Teradata Corp.*	18,909	1,288,648
Total System Services, Inc.	11,900	274,533
Unisys Corp.*	3,300	65,076
Vantiv, Inc., Class A*	4,900	96,187
VeriFone Systems, Inc.*	7,800	404,586
Visa, Inc., Class A	128,490	15,161,820
Western Union Co.	109,980	1,935,648
Wright Express Corp.*	2,900	187,717

		75,570,737

Office Electronics (0.1%)
Xerox Corp.	98,554	796,316
Zebra Technologies Corp., Class A*	3,900	160,602

		956,918

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.*	43,300	347,266
Altera Corp.	23,800	947,716
Amkor Technology, Inc.*	8,255	50,727
Analog Devices, Inc.	79,950	3,229,980
Applied Materials, Inc.	95,500	1,188,020
ASM Pacific Technology Ltd.	54,900	800,996
ASML Holding N.V. (N.Y. Shares)	36,450	1,827,603
Atmel Corp.*	33,300	328,338
Avago Technologies Ltd.	100,800	3,928,176
Broadcom Corp., Class A*	125,095	4,916,234
Cabot Microelectronics Corp.	1,600	62,208
Cavium, Inc.*	3,500	108,290
Cirrus Logic, Inc.*	4,700	111,860
Cree, Inc.*	8,445	267,115
Cymer, Inc.*	2,300	115,000
Cypress Semiconductor Corp.*	41,336	646,082
Diodes, Inc.*	2,700	62,586
Entegris, Inc.*	10,300	96,202
Fairchild Semiconductor International, Inc.*	9,200	135,240
First Solar, Inc.*	4,400	110,220
GT Advanced Technologies, Inc.*	9,100	75,257
Hittite Microwave Corp.*	2,100	114,051
Hynix Semiconductor, Inc.*	39,755	1,026,286
Integrated Device Technology, Inc.*	10,300	73,645
Intel Corp.	809,410	22,752,515
International Rectifier Corp.*	5,100	117,657
Intersil Corp., Class A	9,500	106,400
KLA-Tencor Corp.	12,300	669,366
Lam Research Corp.*	48,165	2,149,122
Linear Technology Corp.	32,600	1,098,620
LSI Corp.*	41,400	359,352
Marvell Technology Group Ltd.*	190,740	3,000,340
Maxim Integrated Products, Inc.	41,785	1,194,633
MEMC Electronic Materials, Inc.*	16,700	60,287
Micrel, Inc.	3,700	37,962
Microchip Technology, Inc.	14,000	520,800
Micron Technology, Inc.*	293,470	2,377,107
Microsemi Corp.*	6,200	132,928
MKS Instruments, Inc.	3,900	115,167
Novellus Systems, Inc.*	5,200	259,532
NVIDIA Corp.*	44,900	691,011
OmniVision Technologies, Inc.*	3,868	77,360
ON Semiconductor Corp.*	32,741	294,996
PMC-Sierra, Inc.*	16,800	121,464
Power Integrations, Inc.	2,100	77,952

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	8,300	$53,535
RF Micro Devices, Inc.*	20,100	100,098
Samsung Electronics Co., Ltd.	3,991	4,490,998
Semtech Corp.*	4,900	139,454
Silicon Laboratories, Inc.*	3,000	129,000
Skyworks Solutions, Inc.*	13,900	384,335
Spansion, Inc., Class A*	3,600	43,848
SunPower Corp.*	3,031	19,338
Taiwan Semiconductor Manufacturing Co., Ltd.	650,000	1,869,759
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	86,601	1,323,263
Teradyne, Inc.*	13,600	229,704
Tessera Technologies, Inc.*	3,600	62,100
Texas Instruments, Inc.	182,905	6,147,437
TriQuint Semiconductor, Inc.*	12,500	86,188
Veeco Instruments, Inc.*	2,800	80,080
Xilinx, Inc.	19,200	699,456

		72,642,262

Software (17.7%)
ACI Worldwide, Inc.*	2,900	116,783
Activision Blizzard, Inc.	107,437	1,377,342
Adobe Systems, Inc.*	36,300	1,245,453
Advent Software, Inc.*	2,400	61,440
ANSYS, Inc.*	6,800	442,136
Ariba, Inc.*	84,085	2,750,420
Aspen Technology, Inc.*	76,122	1,562,785
Autodesk, Inc.*	16,700	706,744
Blackbaud, Inc.	3,300	109,659
BMC Software, Inc.*	12,100	485,936
BroadSoft, Inc.*	2,033	77,762
CA, Inc.	26,900	741,364
Cadence Design Systems, Inc.*	20,100	237,984
Citrix Systems, Inc.*	28,451	2,245,068
CommVault Systems, Inc.*	3,200	158,848
Compuware Corp.*	16,500	151,635
Concur Technologies, Inc.*	3,400	195,092
Electronic Arts, Inc.*	24,400	402,112
FactSet Research Systems, Inc.	3,300	326,832
Fair Isaac Corp.	2,700	118,530
Fortinet, Inc.*	7,800	215,670
Informatica Corp.*	7,800	412,620
Intuit, Inc.	142,220	8,551,689
JDA Software Group, Inc.*	3,200	87,936
Mentor Graphics Corp.*	7,000	104,020
MICROS Systems, Inc.*	5,890	325,658
Microsoft Corp.	1,630,725	52,590,881
MicroStrategy, Inc., Class A*	8,460	1,184,400
NetSuite, Inc.*	1,700	85,493
Nuance Communications, Inc.*	53,550	1,369,809
Oracle Corp.	663,913	19,359,703
Parametric Technology Corp.*	8,600	240,284
Pegasystems, Inc.	1,200	45,792
Progress Software Corp.*	4,804	113,471
QLIK Technologies, Inc.*	5,300	169,600
Quest Software, Inc.*	4,200	97,734
RealPage, Inc.*	2,600	49,842
Red Hat, Inc.*	30,930	1,852,398
Rovi Corp.*	8,027	261,279
Salesforce.com, Inc.*	85,051	13,141,230
SolarWinds, Inc.*	4,000	154,600
Solera Holdings, Inc.	5,269	241,794
SS&C Technologies Holdings, Inc.*	1,800	41,994
Symantec Corp.*	54,200	1,013,540
Synchronoss Technologies, Inc.*	1,900	60,648
Synopsys, Inc.*	10,600	324,996
Take-Two Interactive Software, Inc.*	6,400	98,464
Taleo Corp., Class A*	3,100	142,383
TIBCO Software, Inc.*	236,391	7,209,926
TiVo, Inc.*	9,100	109,109
Ultimate Software Group, Inc.*	1,900	139,232
Verint Systems, Inc.*	1,600	51,824
VirnetX Holding Corp.*	2,700	64,611
Websense, Inc.*	2,900	61,161

		123,487,716

Total Information Technology		507,676,886

Materials (0.6%)
Chemicals (0.6%)
Monsanto Co.	48,330	3,854,801

Total Materials		3,854,801

Total Common Stocks (77.6%) (Cost $373,337,709)		539,980,586

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.7%)
iShares S&P North American Technology Sector Index Fund	234,750	16,634,385
Technology Select Sector SPDR Fund	2,786,400	84,009,960
Vanguard Information Technology Index ETF	588,600	43,662,348

Total Investment Companies (20.7%) (Cost $97,279,433)		144,306,693

Total Investments (98.3%) (Cost $470,617,142)		684,287,279
Other Assets Less Liabilities (1.7%)		11,620,071

Net Assets (100%)		$695,907,350

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,203,906	$—	$—	$22,203,906
Health Care	3,313,609	587,169	—	3,900,778
Industrials	823,503	1,520,712	—	2,344,215
Information Technology	492,248,447	15,157,860	270,579	507,676,886
Materials	3,854,801	—	—	3,854,801
Investment Companies
Exchange Traded Funds (ETFs)	144,306,693	—	—	144,306,693

Total Assets	$666,750,959	$17,265,741	$270,579	$684,287,279

Total Liabilities	$—	$—	$—	$—

Total	$666,750,959	$17,265,741	$270,579	$684,287,279

(a)	A Security with a market value of $146,593 transferred from Level 2 to Level 1 since the previous quarter due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	670
Purchases	—
Sales	(9,633)
Issuances	—
Settlements	—
Transfers into Level 3	279,542
Transfers out of Level 3	—

Balance as of 3/31/12	$270,579

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/12.	$2,938

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Following is the quantitative information about fair value measurements as of March 31, 2012:

Investment Type	Fair value at 03/31/2012	Valuation Technique(s)	Unobservable Input(s)*	Range

Common Stocks-Information Technology	$270,579	Last Traded Price	Absence of Contrary Information (a)	Not Applicable
	$270,579

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	After reviewing all relevant information, the Valuation Committee determined that the information was insufficient to make a determination contrary to the last traded price of the security.

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$123,500,651
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$124,057,892

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,960,327
Aggregate gross unrealized depreciation	(10,442,730)

Net unrealized appreciation	$194,517,597

Federal income tax cost of investments	$489,769,682

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	986,651	$9,898,846
EQ/Equity 500 Index Portfolio‡	635,052	15,653,228
EQ/Global Bond PLUS Portfolio‡	608,653	6,130,692
EQ/Global Multi-Sector Equity Portfolio‡	897,583	10,784,616
EQ/International ETF Portfolio‡	1,663,660	10,694,943
EQ/PIMCO Ultra Short Bond Portfolio‡	509,483	5,071,588
EQ/Small Company Index Portfolio‡	200,408	2,038,491
Multimanager Aggressive Equity Portfolio‡	114,070	3,396,600
Multimanager Large Cap Value Portfolio‡	305,101	3,120,216
Multimanager Mid Cap Growth Portfolio*‡	149,693	1,470,928
Multimanager Mid Cap Value Portfolio‡	246,576	2,388,714
Multimanager Multi-Sector Bond Portfolio‡	2,824,627	11,249,068

Total Investments (99.4%) (Cost $71,994,081)		81,897,930
Other Assets Less Liabilities (0.6%)		480,093

Net Assets (100%)		$82,378,023

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,355,841	$139,295	$622,985	$9,898,846	$—	$26,686
EQ/Equity 500 Index Portfolio	15,232,581	199,823	1,466,689	15,653,228	—	144,136
EQ/Global Bond PLUS Portfolio	6,108,017	443,246	446,229	6,130,692	—	(2,501)
EQ/Global Multi-Sector Equity Portfolio	10,069,399	130,877	585,893	10,784,616	—	(580)
EQ/International ETF Portfolio	10,084,763	130,877	586,781	10,694,943	—	(1,469)
EQ/PIMCO Ultra Short Bond Portfolio	5,069,100	25,832	64,026	5,071,588	—	(9)
EQ/Small Company Index Portfolio	2,216,361	32,018	426,305	2,038,491	—	20,701
Multimanager Aggressive Equity Portfolio	3,510,245	28,063	609,111	3,396,600	—	58,764
Multimanager Large Cap Value Portfolio	3,369,428	32,974	622,434	3,120,216	—	26,943
Multimanager Mid Cap Growth Portfolio	1,508,746	22,897	244,551	1,470,928	—	25,018
Multimanager Mid Cap Value Portfolio	2,410,402	22,259	293,530	2,388,714	—	296
Multimanager Multi-Sector Bond Portfolio	9,412,409	2,161,297	468,962	11,249,068	—	168

	$79,347,292	$3,369,458	$6,437,496	$81,897,930	$—	$298,153

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$81,897,930	$—	$81,897,930

Total Assets	$—	$81,897,930	$—	$81,897,930

Total Liabilities	$—	$—	$—	$—

Total	$—	$81,897,930	$—	$81,897,930

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$3,369,458
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,735,649

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,202,649
Aggregate gross unrealized depreciation	(455,115)

Net unrealized appreciation	$9,747,534

Federal income tax cost of investments	$72,150,396

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	741,900	$7,443,313
EQ/Equity 500 Index Portfolio‡	1,238,292	30,522,340
EQ/Global Bond PLUS Portfolio‡	499,759	5,033,849
EQ/Global Multi-Sector Equity Portfolio‡	1,322,229	15,886,811
EQ/International ETF Portfolio‡	2,455,033	15,782,333
EQ/PIMCO Ultra Short Bond Portfolio‡	398,423	3,966,053
EQ/Small Company Index Portfolio‡	556,457	5,660,120
Multimanager Aggressive Equity Portfolio‡	147,864	4,402,879
Multimanager Large Cap Value Portfolio‡	291,693	2,983,095
Multimanager Mid Cap Growth Portfolio*‡	97,830	961,310
Multimanager Mid Cap Value Portfolio‡	328,587	3,183,194
Multimanager Multi-Sector Bond Portfolio‡	2,205,286	8,782,545

Total Investments (99.6%) (Cost $95,508,192)		104,607,842
Other Assets Less Liabilities (0.4%)		392,862

Net Assets (100%)		$105,000,704

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$6,628,187	$1,059,261	$279,859	$7,443,313	$—	$(1,497)
EQ/Equity 500 Index Portfolio	27,683,217	1,060,664	1,643,503	30,522,340	—	68
EQ/Global Bond PLUS Portfolio	4,991,224	219,874	195,857	5,033,849	—	(51)
EQ/Global Multi-Sector Equity Portfolio	14,123,230	568,943	477,977	15,886,811	—	(693)
EQ/International ETF Portfolio	14,166,632	568,944	477,934	15,782,333	—	(650)
EQ/PIMCO Ultra Short Bond Portfolio	3,895,770	42,296	3,313	3,966,053	—	(1)
EQ/Small Company Index Portfolio	5,207,437	209,276	383,637	5,660,120	—	(2,399)
Multimanager Aggressive Equity Portfolio	4,045,468	104,315	372,852	4,402,879	—	10,873
Multimanager Large Cap Value Portfolio	3,031,437	134,542	506,720	2,983,095	—	13,716
Multimanager Mid Cap Growth Portfolio	972,631	72,893	216,611	961,310	—	2,784
Multimanager Mid Cap Value Portfolio	2,986,200	60,082	182,304	3,183,194	—	1,745
Multimanager Multi-Sector Bond Portfolio	7,425,338	1,451,249	205,918	8,782,545	—	(4)

	$95,156,771	$5,552,339	$4,946,485	$104,607,842	$—	$23,891

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$104,607,842	$—	$104,607,842

Total Assets	$—	$104,607,842	$—	$104,607,842

Total Liabilities	$—	$—	$—	$—

Total	$—	$104,607,842	$—	$104,607,842

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$5,552,339
Net Proceeds of Sales and Redemptions:
Investment Companies	$4,970,376

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,160,523
Aggregate gross unrealized depreciation	(2,303,194)

Net unrealized appreciation	$8,857,329

Federal income tax cost of investments	$95,750,513

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	257,068	$2,579,107
EQ/Equity 500 Index Portfolio‡	982,484	24,216,988
EQ/Global Bond PLUS Portfolio‡	183,049	1,843,767
EQ/Global Multi-Sector Equity Portfolio‡	934,589	11,229,242
EQ/International ETF Portfolio‡	1,785,371	11,477,369
EQ/PIMCO Ultra Short Bond Portfolio‡	129,300	1,287,101
EQ/Small Company Index Portfolio‡	473,423	4,815,522
Multimanager Aggressive Equity Portfolio‡	68,100	2,027,772
Multimanager Large Cap Value Portfolio‡	173,667	1,776,061
Multimanager Mid Cap Growth Portfolio*‡	61,356	602,908
Multimanager Mid Cap Value Portfolio‡	156,784	1,518,854
Multimanager Multi-Sector Bond Portfolio‡	855,600	3,407,425

Total Investments (102.4%) (Cost $59,012,727)		66,782,116
Other Assets Less Liabilities (-2.4%)		(1,559,293)

Net Assets (100%)		$65,222,823

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,578,418	$191,840	$204,091	$2,579,107	$—	$134
EQ/Equity 500 Index Portfolio	22,011,305	1,452,430	1,942,107	24,216,988	—	5,615
EQ/Global Bond PLUS Portfolio	1,646,295	331,371	139,994	1,843,767	—	(138)
EQ/Global Multi-Sector Equity Portfolio	9,916,859	949,098	798,190	11,229,242	—	(42)
EQ/International ETF Portfolio	10,419,856	749,098	798,396	11,477,369	—	(248)
EQ/PIMCO Ultra Short Bond Portfolio	1,278,867	21,340	23,386	1,287,101	—	(3)
EQ/Small Company Index Portfolio	4,430,912	287,878	429,968	4,815,522	—	1,656
Multimanager Aggressive Equity Portfolio	1,822,024	125,206	206,186	2,027,772	—	2,229
Multimanager Large Cap Value Portfolio	1,840,165	156,270	416,904	1,776,061	—	4,290
Multimanager Mid Cap Growth Portfolio	580,501	64,501	123,495	602,908	—	(23)
Multimanager Mid Cap Value Portfolio	1,439,676	62,839	136,543	1,518,854	—	738
Multimanager Multi-Sector Bond Portfolio	2,797,630	761,643	193,632	3,407,425	—	49

	$60,762,508	$5,153,514	$5,412,892	$66,782,116	$—	$14,257

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$66,782,116	$—	$66,782,116

Total Assets	$—	$66,782,116	$—	$66,782,116

Total Liabilities	$—	$—	$—	$—

Total	$—	$66,782,116	$—	$66,782,116

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$5,153,514
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,427,149

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,528,554
Aggregate gross unrealized depreciation	(782,050)

Net unrealized appreciation	$7,746,504

Federal income tax cost of investments	$59,035,612

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	85,264	$855,429
EQ/Equity 500 Index Portfolio‡	611,888	15,082,256
EQ/Global Multi-Sector Equity Portfolio‡	539,276	6,479,496
EQ/International ETF Portfolio‡	1,038,624	6,676,858
EQ/Small Company Index Portfolio‡	288,567	2,935,217
Multimanager Aggressive Equity Portfolio‡	28,175	838,947
Multimanager Large Cap Value Portfolio‡	100,693	1,029,771
Multimanager Mid Cap Growth Portfolio*‡	30,528	299,982
Multimanager Mid Cap Value Portfolio‡	101,549	983,754
Multimanager Multi-Sector Bond Portfolio‡	145,689	580,205

Total Investments (100.0%) (Cost $31,000,720)		35,761,915
Other Assets Less Liabilities (0.0%)		(2,452)

Net Assets (100%)		$35,759,463

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value March 31, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$840,992	$52,570	$42,317	$855,429	$—	$16
EQ/Equity 500 Index Portfolio	13,363,065	1,446,739	1,384,220	15,082,256	—	7,459
EQ/Global Multi-Sector Equity Portfolio	5,580,886	865,426	630,609	6,479,496	—	949
EQ/International ETF Portfolio	5,902,615	765,426	630,726	6,676,858	—	832
EQ/Small Company Index Portfolio	2,568,553	318,577	263,020	2,935,217	—	372
Multimanager Aggressive Equity Portfolio	703,988	119,861	99,259	838,947	—	223
Multimanager Large Cap Value Portfolio	992,559	145,095	219,691	1,029,771	—	1,223
Multimanager Mid Cap Growth Portfolio	252,579	60,982	51,293	299,982	—	36
Multimanager Mid Cap Value Portfolio	876,257	59,930	48,567	983,754	—	249
Multimanager Multi-Sector Bond Portfolio	365,407	250,467	41,039	580,205	—	(29)

	$31,446,901	$4,085,073	$3,410,741	$35,761,915	$—	$11,330

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$35,761,915	$—	$35,761,915

Total Assets	$—	$35,761,915	$—	$35,761,915

Total Liabilities	$—	$—	$—	$—

Total	$—	$35,761,915	$—	$35,761,915

Investment security transactions for the three months ended March 31, 2012 were as follows:

Cost of Purchases:
Investment Companies	$4,085,073
Net Proceeds of Sales and Redemptions:
Investment Companies	$3,422,071

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,231,965
Aggregate gross unrealized depreciation	(480,256)

Net unrealized appreciation	$4,751,709

Federal income tax cost of investments	$31,010,206

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

Note 1 Valuation:

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator1. The Trust’s Valuation Committee (“Committee”), established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Valuation Committee is comprised of senior employees from AXA Equitable Funds Management Group, LLC (“FMG LLC”).

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On a monthly basis, the Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee calculates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

[1]	Please note that the Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012 (Unaudited)

On a monthly basis, the Committee reviews and considers changes in value for all fair valued securities that occur since the last review.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Common Stocks are the: absence of contrary information, anticipated asset values, discounts for lack of marketability and residual asset values. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Bonds are the: anticipated asset values, comparability adjustments, discounts for lack of marketability, offered quotes, probability of payment and trading in similar securities. Significant changes in any of those inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Rights are intrinsic calculations. Significant changes in any of the inputs in isolation may result in either a higher or lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ investments in Warrants are intrinsic calculations. Significant changes in any of the inputs in isolation may result in either a higher or lower fair value measurement.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2012 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
May 29, 2012

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 29, 2012